                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-147008


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
               POLARIS II VARIABLE ANNUITY DATED FEBRUARY 1, 2008
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2007
           POLARIS CHOICE III VARIABLE ANNUITY DATED FEBRUARY 1, 2008
   POLARIS II-A CLASS PLATINUM SERIES VARIABLE ANNUITY DATED FEBRUARY 1, 2008
            POLARIS ADVANTAGE VARIABLE ANNUITY DATED FEBRUARY 1, 2008
       POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED FEBRUARY 1, 2008

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS
              SEASONS ELITE VARIABLE ANNUITY DATED FEBRUARY 1, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED FEBRUARY 1, 2008
            SEASONS ADVANTAGE VARIABLE ANNUITY DATED FEBRUARY 1, 2008

--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER THE SUBHEADING "WHERE YOU CAN FIND MORE INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS:

The consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2007, File No. 001-08787, was filed on February 28, 2008, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC  20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL  60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY  10281

Dated: March 6, 2008


                Please keep this Supplement with your Prospectus

                       (POLARIS PREFERRED SOLUTION LOGO)

                                   PROSPECTUS
                                FEBRUARY 4, 2008

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          FS VARIABLE SEPARATE ACCOUNT
The annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), and Van Kampen Life Investment Trust ("VKT").

VARIABLE PORTFOLIOS:                                       MANAGED BY:
    Aggressive Growth                                      AIG SunAmerica Asset Management Corp.
    Alliance Growth                                        AllianceBernstein, L.P.
    American Funds Asset Allocation SAST                   Capital Research and Management Company(1)
    American Funds Global Growth SAST                      Capital Research and Management Company(1)
    American Funds Growth SAST                             Capital Research and Management Company(1)
    American Funds Growth-Income SAST                      Capital Research and Management Company(1)
    Asset Allocation                                       Edge Asset Management, Inc.
    Balanced                                               J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                   Wellington Management Company, LLP
    Capital Growth                                         OppenheimerFunds, Inc.
    Cash Management                                        Columbia Management Advisors, LLC
    Corporate Bond                                         Federated Investment Management Company
    Davis Venture Value                                    Davis Selected Advisers LLC
    "Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.
    Emerging Markets                                       Putnam Investment Management, Inc.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Foreign Value                                          Templeton Investment Counsel, LLC
    Franklin Income Securities Fund                        Franklin Advisers, Inc.
    Franklin Templeton VIP Founding Funds Allocation       Franklin Templeton Services, LLC(4)
      Fund
    Fundamental Growth                                     Wells Capital Management, Inc.
    Global Bond                                            Goldman Sachs Asset Management International
    Global Equities                                        J.P. Morgan Investment Management Inc.
    Government and Quality Bond                            Wellington Management Company, LLP
    Growth                                                 Wellington Management Company, LLP
    Growth-Income                                          AllianceBernstein, L.P.
    Growth Opportunities                                   Morgan Stanley Investment Management, Inc.(3)
    High-Yield Bond                                        AIG SunAmerica Asset Management Corp.
    International Diversified Equities                     Morgan Stanley Investment Management, Inc.(3)
    International Growth and Income                        Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC
    Marsico Focused Growth                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company
    MFS Total Return                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.
    Natural Resources                                      Wellington Management Company, LLP
    Real Estate                                            Davis Selected Advisers LLC
    Small & Mid Cap Value                                  AllianceBernstein, L.P.
    Small Company Value                                    Franklin Advisory Services, LLC
    Technology                                             Columbia Management Advisors, Inc.
    Telecom Utility                                        Massachusetts Financial Services Company
    Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management
    Van Kampen LIT Strategic Growth, Class II Shares       Van Kampen Asset Management
    Worldwide High Income                                  Morgan Stanley Investment Management, Inc.(3)

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and income. MFS Massachusetts
    Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen
    LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds.

THIS VARIABLE ANNUITY PROVIDES AN OPTIONAL PAYMENT ENHANCEMENT FEATURE. IF YOU ELECT THIS FEATURE, IN EXCHANGE FOR PAYMENT ENHANCEMENTS CREDITED TO YOUR CONTRACT, YOUR WITHDRAWAL CHARGE SCHEDULE WILL BE LONGER AND GREATER THAN IF YOU CHOOSE NOT TO ELECT THIS FEATURE. YOU WILL ALSO PAY AN ADDITIONAL FEE FOR A SPECIFIED PERIOD OF TIME. THE WITHDRAWAL CHARGE AND FEATURE FEE MAY MORE THAN OFFSET THE VALUE OF ANY PAYMENT ENHANCEMENT.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated February 4, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
     Maximum Owner Transaction Expenses..........................................     4
     Transfer Fee................................................................     4
     Contract Maintenance Fee....................................................     4
     Separate Account Annual Expenses............................................     4
     Additional Optional Feature Fees............................................     4
     Optional MarketLock For Life Plus Fee.......................................     4
     Optional MarketLock Fee.....................................................     4
     Optional Capital Protector Fee..............................................     4
     Underlying Fund Expenses....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     6
 THE POLARIS PREFERRED SOLUTION VARIABLE ANNUITY.................................     7
 PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY........................     7
     Allocation of Purchase Payments.............................................     8
     Polaris Rewards Feature.....................................................     8
     Early Access Feature........................................................     9
     Accumulation Units..........................................................     9
     Right To Examine............................................................     9
 INVESTMENT OPTIONS..............................................................    10
     Variable Portfolios.........................................................    10
         Anchor Series Trust.....................................................    10
         SunAmerica Series Trust.................................................    10
         Franklin Templeton Variable Insurance Products Trust....................    10
         Lord Abbett Series Fund, Inc. ..........................................    11
         Van Kampen Life Investment Trust........................................    11
     Important Information About the Master-Feeder Structure.....................    11
     Substitution, Addition or Deletion of Variable Portfolios...................    13
     Fixed Accounts..............................................................    13
     Dollar Cost Averaging Fixed Accounts........................................    13
     Dollar Cost Averaging Program...............................................    13
     Polaris Portfolio Allocator Program.........................................    14
     Transfers During the Accumulation Phase.....................................    15
     Automatic Asset Rebalancing Program.........................................    17
     Voting Rights...............................................................    18
 ACCESS TO YOUR MONEY............................................................    18
     Free Withdrawal Provision...................................................    18
     Systematic Withdrawal Program...............................................    19
     Nursing Home Waiver.........................................................    20
     Minimum Contract Value......................................................    20
 OPTIONAL LIVING BENEFITS........................................................    20
     MarketLock For Life Plus....................................................    20
     MarketLock..................................................................    27
     Capital Protector...........................................................    32
 DEATH BENEFITS..................................................................    33
     Standard Death Benefit......................................................    35
     Optional Maximum Anniversary Value Death Benefit............................    35
     Spousal Continuation........................................................    35
 EXPENSES........................................................................    35
     Separate Account Expenses...................................................    36
     Withdrawal Charges..........................................................    36
     Underlying Fund Expenses....................................................    36
     Contract Maintenance Fee....................................................    37
     Transfer Fee................................................................    37
     Optional MarketLock For Life Plus Fee.......................................    37
     Optional MarketLock Fee.....................................................    37
     Optional Capital Protector Fee..............................................    37
     Optional Maximum Anniversary Value Death Benefit Fee........................    38
     Optional Polaris Rewards Feature Fee........................................    38
     Optional Early Access Feature Fee...........................................    38
     Income Taxes................................................................    38
     Reduction or Elimination of Fees, Expenses, and Additional Amounts
       Credited..................................................................    38
 INCOME OPTIONS..................................................................    38
     Annuity Date................................................................    38
     Annuity Income Options......................................................    38
     Fixed or Variable Income Payments...........................................    39
     Annuity Income Payments.....................................................    39
     Transfers During the Income Phase...........................................    40
     Deferment of Payments.......................................................    40
 TAXES...........................................................................    40
     Annuity Contracts in General................................................    40
     Tax Treatment of Distributions - Non-Qualified Contracts....................    40
     Tax Treatment of Distributions - Qualified Contracts........................    41
     Minimum Distributions.......................................................    42
     Tax Treatment of Death Benefits.............................................    42
     Tax Treatment of Optional Living Benefits...................................    43
     Contracts Owned by a Trust or Corporation...................................    43
     Gifts, Pledges and/or Assignments of a Contract.............................    43
     Diversification and Investor Control........................................    43
 OTHER INFORMATION...............................................................    44
     First SunAmerica Life.......................................................    44
     The Distributor.............................................................    44
     The Separate Account........................................................    44
     The General Account.........................................................    44
     Payments in Connection with Distribution of the Contract....................    44
     Administration..............................................................    45
     Legal Proceedings...........................................................    45
     Financial Statements........................................................    46
     Registration Statements.....................................................    46
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    47
 APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   A-1
 APPENDIX B - MARKETLOCK EXAMPLES................................................   B-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "First SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - The American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards feature. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Preferred Solution Variable Annuity is a contract between you and First SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it and not be charged a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the day that we receive your request less any Payment Enhancements. If you elected the Polaris Rewards feature, you receive any gain or we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period. PLEASE SEE PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years, nine complete years if you elected the Polaris Rewards feature, or four complete years if you elect the Early Access feature. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at First SunAmerica Life Insurance Company, Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS AND EARLY ACCESS FEATURES. ELECTING THE POLARIS REWARDS OR EARLY ACCESS FEATURES WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. IN ADDITION, A CONTRACT WITHOUT THE POLARIS REWARDS FEATURE HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......9%

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge(3)......................................................  1.15%
Optional Maximum Anniversary Value Death Benefit Fee............................  0.25%
Optional Polaris Rewards Fee or Optional Early Access Fee(4)....................  0.40%
                                                                                  =====
    MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES....................................  1.80%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect only one of the following optional features: MarketLock For Life Plus, MarketLock, or Capital Protector described below.

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Benefit Base)(5)

MARKETLOCK FOR LIFE         ALL YEARS IN WHICH THE
PLUS OPTIONS                FEATURE IS IN EFFECT      ANNUALIZED FEE
-------------------         -----------------------   --------------
Option 1                    For One Covered             0.65%
                            Person.................
                            For Two Covered             0.90%
                            Persons................

Option 2                    For One Covered             0.75%
                            Person.................
                            For Two Covered             1.00%
                            Persons................

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(6)

                                                                                  ANNUALIZED FEE
                                                                                  --------------
  All years in which the feature is in effect...................................       0.65%

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(7)

CONTRACT YEAR                                                                     ANNUALIZED FEE
-------------                                                                     --------------
  0-5...........................................................................       0.65%
  6-10..........................................................................       0.45%
  11+...........................................................................        none

UNDERLYING FUND EXPENSES

The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                                                                                             MINIMUM     MAXIMUM
                                                                                             -------     -------
TOTAL ANNUAL UNDERLYING FUND EXPENSES(8)..................................................    0.72%       1.98%
  (expenses that are deducted from Underlying Funds of the Trusts, including management fees, other expenses and
  12b-1 fees if applicable)

FOOTNOTES TO THE FEE TABLE:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7, 9 or 4 years as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards or Early Access features............  7%   6%   6%   5%   4%   3%   2%   0%   0%   0%
With Polaris Rewards feature................................  9%   8%   8%   7%   6%   5%   4%   3%   2%   0%
With Early Access feature...................................  7%   6%   6%   5%   0%   0%   0%   0%   0%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

(3) If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

(4) You may elect either the optional Polaris Rewards feature or the optional Early Access feature. Both features may not be elected at the same time.

    The Polaris Rewards feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR
-------------
1-9.........................................................  0.40%
10+.........................................................  none

 The Early Access feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR
-------------
1-4.........................................................  0.40%
5+..........................................................  none

(5) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The Benefit Base is initially equal to Purchase Payments made in the first contract year plus Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, adjusted for excess withdrawals during the applicable period. Thereafter, on each contract anniversary during the first 10 contract years, the Benefit Base is increased to the greater of (a) or (b) where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) and (b) is the current Benefit Base plus a bonus, if eligible; and adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

(6) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted only for excess withdrawals during the applicable period. The applicable annualized fee is deducted from the portion your contract value allocated to the Variable Portfolio at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which in total equal the amount of the fee.

(7) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolios which equal the amount of the fee.

(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2007. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.80% (including the optional Maximum Anniversary Value Death Benefit and the optional Polaris Rewards feature), the optional MarketLock For Life Plus feature (1.00%) and investment in an Underlying Fund with total expenses of 1.98%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,383            $2,253            $3,025            $4,832
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:(5)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $483             $1,453            $2,425             4,832
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $483             $1,453            $2,425             4,832
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $895             $1,203            $1,437            $2,243
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $195              $603             $1,037            $2,243
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $195              $603             $1,037            $2,243
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value allocated to the Variable Portfolios. The Maximum Expense Examples assume that the Benefit Base, which is used to calculate the fee of optional living benefits, equals contract value and that no withdrawals are taken during the stated period.

4. Expense Examples with election of the Polaris Rewards feature reflect the Polaris Rewards withdrawal charge schedule, the applicable feature fee, but do not reflect any Payment Enhancement.

5. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, SALES IN THIS CONTRACT HAVE NOT YET BEGUN. THEREFORE, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                         THE POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                    PURCHASING A POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $4,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                     $10,000                          $500
--------------------------------------------------------------------------------------------

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 83 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses. The age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

First SunAmerica Life Insurance Company
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100357
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

POLARIS REWARDS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Polaris Rewards feature when you purchase your contract. You can elect this feature if you are age 80 or younger on the contract issue date. If you elect the Polaris Rewards feature, we contribute a Payment Enhancement, or bonus, to your contract in conjunction with each Purchase Payment you invest during the first four contract years. If you elect this feature, all Purchase Payments (including those received after four contract years) are subject to a nine year withdrawal charge schedule. The fee for this feature terminates on your 10th contract anniversary. SEE EXPENSES BELOW. The withdrawal charge may offset the value of any Payment Enhancement, if you make an early withdrawal. In addition, over the life of your contract, the Payment Enhancements you receive under the Polaris Rewards feature may be more than offset by the fee associated with this feature. Payment Enhancements are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards feature may not perform as well as the contract without the feature.

You may not elect the Polaris Rewards feature if you elect the Early Access feature, described below.

PAYMENT ENHANCEMENT

A Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment during the first four contract years. We calculate the Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the Payment Enhancement rate. The applicable Payment Enhancement rate is the rate indicated in the table below. A Payment Enhancement is allocated among the Variable Portfolios and/or Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

The Payment Enhancement Rate depends on the contract year in which the Purchase Payment(s) is received.

-----------------------------------------------------------------
                                                 PAYMENT
                                               ENHANCEMENT
CONTRACT YEAR                                     RATE
-----------------------------------------------------------------
 1-4                                                4%
-----------------------------------------------------------------
 5+                                                 0%
-----------------------------------------------------------------

We reserve the right to modify, suspend or terminate the Rewards feature at any time for prospectively issued contracts.

EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. In addition, the withdrawal charge will not exceed 7% of each Purchase Payment withdrawn. The fee for this feature terminates on your 5th contract anniversary. SEE EXPENSES BELOW.

You may not elect the Early Access feature if you elect the Polaris Rewards feature, described above. Please note, as discussed below, that your contract does provide for a free withdrawal amount each year even if you do not elect the Early Access feature.

We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS)

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS)

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the Right to Examine period, generally we will refund to you the greater of Purchase Payments or the value of your contract on the day we receive your request at the Annuity Service Center minus the Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your Right to Examine request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period.

We reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the Right to Examine period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable Right to Examine period. Currently, we do not put your money and the Payment Enhancement in the Cash Management Variable Portfolio during the Right to Examine period unless you allocate your money to it.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                               INVESTMENT OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., our affiliate.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. AIG SAAMCo is the investment adviser to the Feeder Funds. Please see Important Information About the Master-Feeder Structure below.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund. Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds and is administered by Franklin Templeton Services, LLC; each underlying fund of the VIP Founding Funds has its own investment advisor. Please see the VIP Founding Funds prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

IMPORTANT INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Each Master Fund is advised by Capital Research and Management Company; each Feeder Fund is advised by AIG SAAMCo. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.

Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. See the Trust's prospectus and the SAI for more discussion of the Master-Feeder structure.

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                 VARIABLE PORTFOLIOS                                   MANAGED BY:                   TRUST   ASSET CLASS
                 -------------------                                   -----------                   ------  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST    STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST    STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company(1)    SAST    BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company(1)    SAST    STOCK
American Funds Growth SAST                             Capital Research and Management Company(1)    SAST    STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company(1)    SAST    STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST    STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST     STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST    CASH
Corporate Bond                                         Federated Investment Management Company       SAST    BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST    STOCK
"Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.         SAST    STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST    STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(4)           FTVIPT  BALANCED
Fundamental Growth                                     Wells Capital Management, Inc.                SAST    STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST     BOND
Growth                                                 Wellington Management Company, LLP            AST     STOCK
Growth-Income                                          AllianceBernstein, L.P.                       SAST    STOCK
Growth Opportunities                                   Morgan Stanley Investment Management,         SAST    STOCK
                                                       Inc.(3)
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST    BOND
International Diversified Equities                     Morgan Stanley Investment Management,         SAST    STOCK
                                                       Inc.(3)
International Growth and Income                        Putnam Investment Management, Inc.            SAST    STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF    STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST    STOCK
Natural Resources                                      Wellington Management Company, LLP            AST     STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST    STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST    STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST    STOCK
Technology                                             Columbia Management Advisors, Inc.            SAST    STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST    STOCK
Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management                   VKT     STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT     STOCK
Van Kampen LIT Strategic Growth, Class II Shares       Van Kampen Asset Management                   VKT     STOCK
Worldwide High Income                                  Morgan Stanley Investment Management,         SAST    BOND
                                                       Inc.(3)

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU ALSO SHOULD READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state or if the Full Access feature is elected, as described above. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the several Polaris Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please contact your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Portfolio Allocator model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Portfolio Allocator model outside the specifications in the Portfolio Allocator model will effectively terminate your participation in the model.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.

The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Growth-Income
   SAST                   3%         3%         4%         5%
---------------------------------------------------------------
 Capital Growth           4%         5%         5%         9%
---------------------------------------------------------------
 Cash Management          3%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond          19%        14%         9%         0%
---------------------------------------------------------------
 Emerging Markets         3%         3%         3%         5%
---------------------------------------------------------------
 Equity
   Opportunities          0%         0%         0%         3%
---------------------------------------------------------------
 Fundamental Growth       5%         9%         9%         9%
---------------------------------------------------------------
 Government and
   Quality Bond          27%        18%        11%         3%
---------------------------------------------------------------
 Growth                   4%         5%         5%         0%
---------------------------------------------------------------
 Growth-Income            0%         0%         0%         4%
---------------------------------------------------------------
 International
   Diversified
   Equities               0%         4%         7%         8%
---------------------------------------------------------------
 International
   Growth & Income        9%        10%        11%        14%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             6%         8%         9%         9%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        2%         0%         0%         0%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         2%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  5%         6%         8%         6%
---------------------------------------------------------------
 Small Company Value      0%         3%         4%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         9%        11%
---------------------------------------------------------------
TOTAL                   100%       100%       100%       100%
---------------------------------------------------------------

The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone (800) 99NY-SUN or through the Company's website (www.aigsunamerica.com), in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the

Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUND SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

It is likely that most of the investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a Portfolio Allocator model, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information. If you elect some of the optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program. PLEASE SEE MARKETLOCK FOR LIFE PLUS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you make a total withdrawal, we also deduct a contract maintenance fee. SEE EXPENSES BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. AS A RESULT, IF YOU SURRENDER YOUR CONTRACT IN THE FUTURE, AND WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUS FREE WITHDRAWALS UPON A FULL SURRENDER.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your

Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of the Early Access feature. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

    D=Your full contract value ($84,000) available for total withdrawal

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times.

Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceed the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Benefit Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           82
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both Option 1 and Option 2 of the MarketLock For Life Plus feature annually lock-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date. Option 2 offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Benefit Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by a bonus amount (the "Bonus"). The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary.

The two options available under MarketLock for Life Plus are summarized as follows:

-------------------------------------------------------------------------
     MARKETLOCK FOR
        LIFE PLUS              BASIS FOR GUARANTEED
         OPTIONS                   WITHDRAWALS                BONUS
-------------------------------------------------------------------------
 Option 1                  Greater of:                   6% of Bonus Base
                           (1) highest anniversary
                           value; or (2) Benefit Base
                           plus the Bonus
-------------------------------------------------------------------------
 Option 2                  Greatest of:                  7% of Bonus Base
                           (1) highest anniversary
                           value; (2) Benefit Base plus
                           the Bonus; or (3) if no
                           withdrawals are taken in the
                           first 10 contract years
                           following the Effective
                           Date, 200% of the Purchase
                           Payments made in the first
                           contract year.
-------------------------------------------------------------------------

For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 45 but prior to 60th Birthday                    4%
------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in benefit year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. Option 1 and Option 2 are subject to different investment requirements as outlined below.

OPTION 1 - INVESTMENT REQUIREMENTS

You may comply with investment requirements for Option 1 by allocating your investments in one of three ways:

     1. Invest 100% in Polaris Portfolio Model 1, 2 or 3

     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed              Maximum 100%   Corporate Bond
  Accounts                            Global Bond
                                      Government & Quality Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
                                      Van Kampen LIT Strategic Growth,
                                        Class II Shares
                                      Worldwide High Income
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------

OPTION 2 - INVESTMENT REQUIREMENTS

You may comply with investment requirements for Option 2 by allocating 100% of your investments to the Cash Management Variable Portfolio or to Polaris Portfolio Allocator Model 1, 2 or 3.

For details regarding the investment allocations of the Polaris Portfolio Allocator models, please see POLARIS PORTFOLIO ALLOCATOR PROGRAM above.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you have elected Option 1, we will rebalance your contract in accordance with your most current Automatic Asset Rebalancing Program instructions on file. If you have elected Option 2, we will rebalance your contract in accordance with the allocations specified within the Polaris Portfolio Allocator Model you have selected. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include Payment Enhancements and/or any spousal continuation contributions; however, Payment Enhancements and continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE POLARIS REWARDS ABOVE AND SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS PERIOD ENDS:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:

     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than or equal to (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.

If Option 2 is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Benefit Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Benefit Base calculated based on the maximum Anniversary Value;
          (b) is the Bonus plus the current Benefit Base; and

          (c) is 200% of the Purchase Payments made in the first contract year.

The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the contract value or any other benefits under the contract.

The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "What are the Effects of Withdrawals on MarketLock For Life Plus?" below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect Option 1 or Option 2 and whether you elect to cover one life or two lives.

-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE
       PLUS OPTION                                         ANNUALIZED FEE
-------------------------------------------------------------------------------
 Option 1                           For One                   0.65% of
                                Covered Person              Benefit Base
                           ------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------
 Option 2                           For One                   0.75% of
                                Covered Person              Benefit Base
                           ------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect Option 2 and you take a withdrawal, your fee remains the same; however, your Benefit Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT OPTION 2 AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR BENEFIT BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Bonus Period, a Bonus will not be added to your Benefit Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Can I extend the Benefit Base Evaluation Period beyond 10 years?

There is an option for extension of the Benefit Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER

TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE BENEFIT BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period which is a period of 5 years. Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

Can I extend the Bonus Period beyond 10 years?

No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the Continuing Spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. If Option 2 was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THE FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The investment requirements applicable to MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
TIME OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years**        7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday***                       owner
---------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" In order to determine the Benefit's value, we calculate each of the components as described below.

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE POLARIS REWARDS FEATURE ABOVE AND SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
  Amounts up to the    New Minimum Withdrawal Period = the
  Maximum Annual       MAV Benefit Base (which includes a
  Withdrawal Amount    deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
  Amounts in excess    New Minimum Withdrawal Period = the
  of the Maximum       Minimum Withdrawal Period as of the
  Annual Withdrawal    prior contract anniversary minus
  Amount               one year
----------------------------------------------------------

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner ; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum

        Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract value will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below, as of the Benefit Date.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days. The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards program are not considered Purchase Payments and are not used in the calculation of the Benefit Base. SEE POLARIS REWARDS ABOVE.

What is the fee for Capital Protector?

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from the portion of your contract value allocated to the Variable Portfolios each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. If you elect the optional Maximum Anniversary Value death benefit, you must choose it at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    EXPENSES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN

CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, for nine complete years if Polaris Rewards is elected, or seven complete years if neither of these features is elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:

----------------------------------------------------------------------
       YEARS SINCE
    PURCHASE PAYMENT
         RECEIPT             1        2        3        4        5+
----------------------------------------------------------------------
 Withdrawal
 Charge                      7%       6%       6%       5%       0%
----------------------------------------------------------------------

WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS FEATURE:

--------------------------------------------------------------------------------------------------------------
    YEARS SINCE
  PURCHASE PAYMENT
      RECEIPT           1        2        3        4        5        6        7        8        9       10+
--------------------------------------------------------------------------------------------------------------
 Withdrawal
 Charge                 9%       8%       8%       7%       6%       5%       4%       3%       2%       0%
--------------------------------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITHOUT ELECTION OF EITHER FEATURE:

----------------------------------------------------------------------------------------------
     YEARS SINCE
   PURCHASE PAYMENT
       RECEIPT            1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------
 Withdrawal
 Charge                   7%       6%       6%       5%       4%       3%       2%       0%
----------------------------------------------------------------------------------------------

The higher, longer withdrawal charge schedule and the additional fee for the Polaris Rewards feature may compensate us for the expenses associated with the feature.

The Polaris Rewards feature is designed for long term investing. We expect that if you remain committed to this investment over the long term, we may profit as a result of fees charged over the life of your contract.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

We receive the 12b-1 fees from the Underlying Funds, more specifically from Class 3 shares of Anchor Series Trust and SunAmerica Series Trust (including the Feeder Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class II shares of Van Kampen Life Investment Trust. The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios which equals the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect Option 1 or Option 2. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

-------------------------------------------------------------------------------
                            ALL YEARS IN WHICH THE
                             FEATURE IS IN EFFECT          ANNUALIZED FEE
-------------------------------------------------------------------------------
 Option 1                           For One                   0.65% of
                                Covered Person              Benefit Base
                               -------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------
 Option 2                           For One                   0.75% of
                                Covered Person              Benefit Base
                               -------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons             Benefit Base
-------------------------------------------------------------------------------

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.65% of MAV Benefit Base
   feature is in effect
----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized Capital Protector fee is calculated as a percentage of the portion of your contract value allocated to the Variable Portfolios minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. However, upon surrender or annuitization, we reserve the right to deduct the quarterly fee incurred. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL POLARIS REWARDS FEATURE FEE

The annualized fee for the optional Polaris Rewards feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after nine contract years.

OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES, AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 INCOME OPTIONS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

Income Option 1 - Life Income Annuity

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

Income Option 2 - Joint and Survivor Life Income Annuity

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

Income Option 3 - Joint and Survivor Life Income Annuity with 10 Years
Guaranteed

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

Income Option 4 - Life Income Annuity with 10 or 20 Years Guaranteed

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

Income Option 5 - Income for a Specified Period

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the

Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                     TAXES
        ----------------------------------------------------------------
        ----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

        ----------------------------------------------------------------
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                               OTHER INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

FIRST SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.

PAYMENTS WE RECEIVE

We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to an administrative services agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 99NY-SUN.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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        ----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
        ----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 99NY-SUN. The contents of the SAI are listed below.

Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Master-Feeder Structure.......................     4
Performance Data..............................     5
Annuity Income Payments.......................     9
Annuity Unit Values...........................    10
Taxes.........................................    12
Distribution of Contracts.....................    20
Financial Statements..........................    20

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           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Standard Death Benefit

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83 or older on the Continuation Date, the death benefit is equal to the contract value.

     Maximum Anniversary Value Death Benefit Payable Upon Continuing Spouse's Death

     If the Enhanced Death Benefit is applicable upon the Continuing Spouse's death, we will pay the Beneficiary this death benefit.

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                        APPENDIX B - MARKETLOCK EXAMPLES
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--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock For Life Plus and MarketLock features:

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.
Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                                     WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE BONUS BASE   BONUS      AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000     $100,000    $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $223,000   $218,000     $200,000   $12,000    $10,900
------------------------------------------------------------------------------
         3rd           $223,000   $230,000     $200,000   $12,000    $11,500
------------------------------------------------------------------------------
         4th           $223,000   $242,000     $200,000   $12,000    $12,100
------------------------------------------------------------------------------
         5th           $253,000   $285,800     $230,000   $13,800    $14,290
------------------------------------------------------------------------------
         6th           $303,000   $299,600     $230,000   $13,800    $14,980
------------------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                                     WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE BONUS BASE   BONUS      AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000     $100,000    $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $115,000   $115,000     $115,000     N/A*      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $121,900     $115,000    $6,900     $6,095
------------------------------------------------------------------------------
         4th           $110,000   $128,800     $115,000    $6,900     $6,440
------------------------------------------------------------------------------
         5th           $140,000   $140,000     $140,000     N/A*      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $148,400     $140,000    $8,400     $7,420
------------------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.

On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS OPTION 2:

Assume you elect MarketLock For Life Plus Option 2, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 10th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
                       CONTRACT   BENEFIT     BONUS               WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      BONUS      AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------

* The Benefit Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Bonus plus the Benefit Base; therefore, the Benefit Base is increased to $200,000 on the 10th anniversary.

On your 10th anniversary, your Benefit Base is equal to the greatest of your contract value ($103,000), your Bonus plus your current Benefit Base
($170,000 = $163,000 + $7,000),
and 200% of the Purchase Payments made in the first contract year
($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 10th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $110,000      $5,500       20       $5,500
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

On your 5th anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 5th contract anniversary, you may take up to $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 6th contract Year, after your 5th contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         4th           $110,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         5th           $80,000    $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 5th contract anniversary is 7% of the MAV Benefit Base
(7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.

Now assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600
($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($68,312/$71,600 = 95.4%), or $111,600 * 95.4% which equals $106,475. Your MAV
Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Preferred Solution Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to:  First SunAmerica Life Insurance Company, Annuity Service
   Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT
                  POLARIS PREFERRED SOLUTION VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated February 4, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing us at:


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                February 4, 2008

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Master-Feeder Structure..........................................    4

Performance Data ................................................    5

Annuity Income Payments..........................................    9

Annuity Unit Values..............................................   10

Taxes............................................................   12

Distribution of Contracts........................................   20

Financial Statements.............................................   20

                                SEPARATE ACCOUNT
                                ----------------

     FS Variable Separate Account ("Separate Account") was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                 ---------------------------------------------

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, AIG SunAmerica Asset Management Company ("AIG SAAMCo") does not provide any portfolio management services for the Feeder Funds. AIG SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, AIG SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     AIG SAAMCo has contractually agreed to waive 0.60% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Portfolio ceases to operate as a "feeder fund," AIG SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Master funds commonly are not registered under the Securities Act of 1933. The Master Funds in which the Feeder Funds invest are registered under the Securities Act of 1933;

     - Master funds commonly sign the feeder funds' registration statement and have certain Securities Act liability with respect to the feeder funds' offering. The Board of Trustees of the Master Funds do not sign the Feeder Funds' registration statement and, therefore, do not incur any liability for the Feeder Funds offering;

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, AIG SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, AIG SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

                                PERFORMANCE DATA
                                ----------------

     From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., and Van Kampen Life Investment Trust ("Trusts") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying fund. Further, returns shown are for the original class of shares of certain Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges for the newer class of shares (for Class 3 and Class II respectively) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 for Anchor Series Trust and SunAmerica Series Trust, and Class II for Van Kampen Life Investment Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for each Trust except Lord Abbett Series Fund, Inc. The inception date of the Class 3 shares in Anchor Series and SunAmerica Series Trusts is September 30, 2002; the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

For contracts without the Polaris Rewards feature:

      Base Period Return = (EV - SV - CMF)/(SV)

For contracts with the Polaris Rewards feature:

      Base Period Return = (EV - SV - CMF + E)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

        E = Premium Enhancement Rate, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

For contracts without the Polaris Rewards feature:

        P (1 + T) TO THE POWER OF n = ERV

For contracts with the Polaris Rewards feature:

       [P (1 + E)](1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

    - Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards feature. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards is elected; AND

    - Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards feature, including the minimum Payment Enhancement of 4% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment. There is an annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios for the Polaris Rewards feature.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Polaris Rewards Feature. However, we will not report performance for the contract featuring the Polaris Rewards feature, unless net of withdrawal charges.

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                      n
                P(1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS
                            -----------------------


INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity with 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from annuity factor tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.21 x ($116,412.31/$1,000) = $606.51

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $606.51/$13.256932 = 45.750404

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 45.750404 x $13.327695 = $609.75

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----
GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

     The following financial statements of FS Variable Separate Account and financial statements of First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002496:

FS Variable Separate Account

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2006

     -   Schedule of Portfolio Investments as of December 31, 2006

     -   Statement of Operations for the year ended December 31, 2006

     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     -   Notes to Financial Statements

First SunAmerica Life Insurance Company

     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheet as of December 31, 2006 and 2005

     - Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Financial Statements

Financial statements (unaudited) of First SunAmerica Life Insurance Company at September 30, 2007 and December 31, 2006, and for the nine months ended September 30, 2007 and 2006, and financial statements (unaudited) for FS Variable Separate Account at September 30, 2007 and for the nine months ended September 30, 2007, are included herein.

The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        INDEX TO THE FINANCIAL STATEMENTS

                                                                            Page
                                                                         Number(s)
                                                                         ---------
Balance Sheet (Unaudited) - September 30, 2007 and December 31, 2006         1
Statement of Income and Comprehensive Income (Loss) (Unaudited) - Nine
   Months Ended September 30, 2007 and 2006                                2 to 3
Statement of Cash Flows (Unaudited) - Nine Months Ended
   September 30, 2007 and 2006                                             4 to 5
Notes to Financial Statements (Unaudited)                                  6 to 8

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                   (Unaudited)

                                                                           September 30,   December 31,
                                                                                2007           2006
                                                                           -------------   ------------
                                                                                  (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                          $  118,168      $  108,236
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: September 30, 2007, $4,921,215;
      December 31, 2006, $4,392,946)                                         4,800,899       4,371,073
   Mortgage loans                                                              449,715         401,855
   Policy loans                                                                 26,425          29,359
   Securities lending collateral, at fair value (cost: September 30,
      2007, $1,848,840; December 31, 2006, $1,176,064)                       1,805,771       1,176,064
                                                                            ----------      ----------
   Total investments and cash                                                7,200,978       6,086,587
Variable annuity assets held in separate accounts                              737,381         639,658
Accrued investment income                                                       47,546          41,708
Deferred acquisition costs                                                     306,216         239,287
Other deferred expenses                                                         84,164          61,876
Income taxes currently receivable from Parent                                    1,624          11,528
Deferred tax asset                                                               6,417              --
Other assets                                                                     3,499          11,718
                                                                            ----------      ----------
TOTAL ASSETS                                                                $8,387,825      $7,092,362
                                                                            ==========      ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable annuity
      contracts                                                             $5,005,773      $4,422,165
   Reserves for universal life insurance contracts                             202,147         210,149
   Securities lending payable                                                1,848,840       1,176,064
   Payable to brokers                                                            2,405           6,020
   Other liabilities                                                            45,187          46,822
                                                                            ----------      ----------
Total reserves, payables and accrued liabilities                             7,104,352       5,861,220
Variable annuity liabilities related to separate accounts                      737,381         639,658
Deferred income taxes                                                               --          19,818
                                                                            ----------      ----------
Total liabilities                                                            7,841,733       6,520,696
                                                                            ----------      ----------
Shareholder's equity:
   Common stock                                                                  3,000           3,000
   Additional paid-in capital                                                  392,894         389,629
   Retained earnings                                                           208,847         185,129
   Accumulated other comprehensive loss                                        (58,649)         (6,092)
                                                                            ----------      ----------
Total shareholder's equity                                                     546,092         571,666
                                                                            ----------      ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                  $8,387,825      $7,092,362
                                                                            ==========      ==========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
               STATEMENT OF INCOME AND COMPREHENSIVE INCOME (LOSS)
              For the nine months ended September 30, 2007 and 2006
                                   (Unaudited)

                                                                                   2007       2006
                                                                                 --------   --------
                                                                                    (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                                               $ 11,416   $  8,921
      Universal life insurance policy fees, net of reinsurance                      4,021      4,231
      Surrender charges                                                             6,466      5,209
                                                                                 --------   --------
   Total fee income                                                                21,903     18,361
   Premiums on reinsurance contract                                                    --     64,926
   Investment income                                                              222,271    182,520
   Net realized investment loss                                                   (27,139)   (13,150)
                                                                                 --------   --------
Total revenues                                                                    217,035    252,657
                                                                                 --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable annuity contracts              118,827     95,018
      Universal life insurance contracts                                            7,244      7,623
                                                                                 --------   --------
   Total interest expense                                                         126,071    102,641
   Amortization of bonus interest                                                   7,643      4,339
   Amortization of deferred acquisition costs                                      27,630     25,260
   Claims on universal life insurance contracts, net of reinsurance recoveries      2,003      3,248
   Claims on reinsurance contract                                                      --     21,008
   Guaranteed benefits                                                                809        433
   General and administrative expenses                                              9,523      8,061
   Annual commissions                                                               1,253        962
   Commissions on reinsurance contract                                                 --     29,981
                                                                                 --------   --------
Total benefits and expenses                                                       174,932    195,933
                                                                                 --------   --------
PRETAX INCOME                                                                      42,103     56,724
Income tax expense                                                                 18,385     19,733
                                                                                 --------   --------
NET INCOME                                                                       $ 23,718   $ 36,991
                                                                                 --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
         STATEMENT OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Continued)
              For the nine months ended September 30, 2007 and 2006
                                   (Unaudited)

                                                                                       2007       2006
                                                                                    ---------   -------
                                                                                       (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Net unrealized loss on debt and equity securities available for sale and securities lending collateral identified in the current period, less
   related amortization of deferred acquisition costs and other deferred expenses   $(113,002)  $(3,677)
Reclassification adjustment for net realized loss included in net income               25,490     1,284
Income tax benefit                                                                     34,955       837
                                                                                    ---------   -------
OTHER COMPREHENSIVE LOSS                                                              (52,557)   (1,556)
                                                                                    ---------   -------
COMPREHENSIVE INCOME  (LOSS)                                                        $ (28,839)  $35,435
                                                                                    =========   =======

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
              For the nine months ended September 30, 2007 and 2006
                                   (Unaudited)

                                                             2007          2006
                                                         -----------   -----------
                                                               (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                               $    23,718   $    36,991
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to:
      Fixed annuity contracts                                118,827        95,018
      Universal life insurance contracts                       7,244         7,623
   Net realized investment loss                               27,139        13,150
   Amortization of net premiums on investments                 2,905         3,101
   Amortization of deferred acquisition costs and
      other deferred expenses                                 35,273        29,599
   Acquisition costs deferred                                (51,564)      (43,060)
   Provision for deferred income taxes                         8,720         1,643
   Change in:
      Accrued investment income                               (5,838)       (6,654)
      Income taxes currently payable to/receivable
         from Parent                                           9,904        (6,782)
      Other assets                                             8,219        (3,847)
      Other liabilities                                       (3,504)        5,021
   Other, net                                                 (1,959)        4,425
                                                         -----------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                    179,084       136,228
                                                         -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks           (1,100,246)   (1,179,169)
   Mortgage loans                                            (90,497)      (33,569)
Sales of:
   Bonds, notes and redeemable preferred stocks              389,631       532,196
   Common stocks                                                  --           697
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks              156,224       187,935
   Mortgage loans                                             42,692        15,960
   Other investments, excluding short-term investments         2,001           109
Change in securities lending collateral                     (676,621)     (328,985)
                                                         -----------   -----------
NET CASH USED IN INVESTING ACTIVITIES                    $(1,276,816)  $  (804,826)
                                                         -----------   -----------

                See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
              For the nine months ended September 30, 2007 and 2006
                                   (Unaudited)

                                                          2007         2006
                                                       ----------   ---------
                                                           (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                             $  826,553   $ 734,978
   Universal life insurance contracts                       5,253       5,676
Net exchanges from the fixed accounts of variable
   annuity contracts                                      (29,761)    (23,584)
Withdrawal payments on:
   Fixed annuity contracts                               (277,546)   (238,352)
   Universal life insurance contracts                      (7,763)     (5,783)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                (74,222)    (58,236)
   Universal life insurance contracts                     (10,891)    (17,466)
Change in securities lending payable                      672,776     328,985
Capital contributions                                       3,265     130,000
                                                       ----------   ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES               1,107,664     856,218
                                                       ----------   ---------
NET INCREASE IN CASH AND SHORT-TERM
   INVESTMENTS                                              9,932     187,620
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD                                                 108,236      53,538
                                                       ----------   ---------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD       $  118,168   $ 241,158
                                                       ==========   =========
SUPPLEMENTAL CASH FLOW INFORMATION:
   Income taxes received from (paid to) Parent         $      240   $ (24,872)
                                                       ==========   =========
   Non-cash activity:
      Bonus interest and other deferrals credited to
         reserve for annuity contracts                 $   18,926   $  23,343
                                                       ==========   =========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein.

     INVESTMENTS: In 2007, the Company recorded realized losses of approximately $3,845,000 related to the securities lending collateral investments, primarily from the sale of mortgage-backed bonds held as collateral investments. The Company's ultimate parent, American International Group, Inc. ("AIG"), deposited funds in the collateral pool equal to the losses incurred between August 1 and September 28, 2007, and the Company recorded its allocated portion of such funds as a capital contribution of $3,265,000.

     As of September 30, 2007, the Company's securities lending collateral investments had a net unrealized loss of $43,069,000. AIG has agreed to make additional contributions up to a specified aggregate limit to offset losses incurred by its insurance subsidiaries from securities lending collateral investments.

     REINSURANCE: On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The treaty was for one year with the option to renew annually and could be terminated by either party with 180 days advance notice. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $13,937,000 in 2006.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The provisions of SOP 05-1 became effective as of January 1, 2007. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements. FAS 157 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

2.   COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

3.   RELATED-PARTY MATTERS

     The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's product filings with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company currently expects that the American Home guarantee will be terminated in 2008. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                      INDEX

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                      --

Balance Sheet - December 31, 2006 and 2005                                    1

Statement of Income and Comprehensive Income - Years Ended
   December 31, 2006, 2005, and 2004                                     2 to 3

Statement of Cash Flows - Years Ended December 31, 2006, 2005, and
   2004                                                                  4 to 5

Notes to Financial Statements                                           6 to 27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                  DECEMBER 31,

                                                  2006        2005
                                              ----------   ----------
                                                   (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments            $  108,236   $   53,538
   Bonds, notes and redeemable preferred
      stocks available for sale, at
      fair value (amortized cost: 2006,
      $4,392,946; 2005, $3,635,776)            4,371,073    3,617,449
      Mortgage loans                             401,855      359,440
      Policy loans                                29,359       30,721
   Common stocks available for sale, at
      fair value (cost: 2006, $0; 2005,
      $ 700)                                          --        1,319
   Securities lending collateral, at
      fair value (which approximates
      cost)                                    1,176,064      862,400
                                              ----------   ----------
   Total investments and cash                  6,086,587    4,924,867
Variable annuity assets held in separate
   accounts                                      639,658      540,528
Accrued investment income                         41,708       35,993
Deferred acquisition costs                       239,287      210,553
Other deferred expenses                           61,876       36,584
Income taxes currently receivable
   from Parent                                    11,528        2,557
Other assets                                      11,718        9,285
                                              ----------   ----------
TOTAL ASSETS                                  $7,092,362   $5,760,367
                                              ==========   ==========
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed
      accounts of variable annuity
      contracts                               $4,422,165   $3,654,022
   Reserves for universal life insurance
      contracts                                  210,149      217,724
   Securities lending payable                  1,176,064      862,400
   Payable to brokers                              6,020       37,400
   Other liabilities                              46,822       40,656
                                              ----------   ----------
   Total reserves, payables and accrued
      liabilities                              5,861,220    4,812,202
Variable annuity liabilities related to
   separate accounts                             639,658      540,528
Deferred income taxes                             19,818       15,671
                                              ----------   ----------
Total liabilities                              6,520,696    5,368,401
                                              ----------   ----------
Shareholder's equity:
   Common stock                                    3,000        3,000
   Additional paid-in capital                    389,629      259,625
   Retained earnings                             185,129      135,196
   Accumulated other comprehensive loss           (6,092)      (5,855)
                                              ----------   ----------
Total shareholder's equity                       571,666      391,966
                                              ----------   ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY    $7,092,362   $5,760,367
                                              ==========   ==========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                2006       2005       2004
                                              --------   --------   --------
                                                      (in thousands)
REVENUES

   Fee income:
      Variable annuity policy fees            $ 12,299   $ 10,140   $  8,903
      Universal life insurance policy fees,
         net of reinsurance                      4,531      5,376      5,354
      Surrender charges                          7,240      4,461      2,999
                                              --------   --------   --------
   Total fee income                             24,070     19,977     17,256

   Premiums on reinsurance contract             79,792     83,223      6,586
      Investment income                        249,524    199,887    167,371
      Net realized investment loss             (18,426    (11,948)    (2,655)
                                              --------   --------   --------
   Total revenues                              334,960    291,139    188,558
                                              --------   --------   --------
   BENEFITS AND EXPENSES

   Interest expense:
      Fixed annuity and fixed accounts of
         variable annuity contracts            130,362    103,788     90,167
       Universal life insurance contracts       10,143     10,529     10,858
                                              --------   --------   --------
   Total interest expense                      140,505    114,317    101,025

   Amortization of bonus interest                6,098      3,690      2,411
   Amortization of deferred acquisition costs   37,178     30,939     31,772
   Claims on universal life insurance
      contracts, net of reinsurance
      recoveries                                 3,225      3,277      3,905
   Claims on reinsurance contract               25,786     29,078      2,616
   Guaranteed benefits                             491        553      1,193
   General and administrative expenses          11,321      8,416      7,711
   Annual commissions                            1,325      1,330      1,554
   Commissions on reinsurance contract          36,844     38,332      3,034
                                              --------   --------   --------
Total benefits and expenses                    262,773    229,932    155,221
                                              --------   --------   --------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                            72,187     61,207     33,337
Income tax expense                              22,254     18,000      7,899
                                              --------   --------   --------
INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                            49,933     43,207     25,438
Cumulative effect of accounting change, net
   of tax                                           --         --     (2,013)
                                              --------   --------   --------
NET INCOME                                    $ 49,933   $ 43,207   $ 23,425
                                              --------   --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                2006       2005       2004
                                              --------   --------   --------
                                                      (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF
   TAX:
Net unrealized gain (loss) on debt and
   equity securities available for sale
   identified in the current period, less
   related amortization of deferred
   acquisition costs and other deferred
   expenses                                   $(18,000)  $(56,005)  $  4,118
Reclassification adjustment for net
   realized loss included in net income         17,635     13,146      1,364
Income tax benefit (expense)                       128     15,001     (1,919)
                                              --------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)                 (237)   (27,858)     3,563
                                              --------   --------   --------
COMPREHENSIVE INCOME                          $ 49,696   $ 15,349   $ 26,988
                                              ========   ========   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                2006          2005         2004
                                                                            -----------   -----------   ---------
                                                                                        (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $    49,933   $    43,207   $  23,425
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                --            --       2,013
   Interest credited to:
      Fixed annuity contracts                                                   130,362       103,788      90,167
      Universal life insurance contracts                                         10,143        10,529      10,858
   Net realized investment loss (gain)                                           18,426        11,948       2,655
   Amortization of net premiums (discounts) on investments                        4,340         4,570       5,730
   Amortization of deferred acquisition costs and other deferred expenses        43,276        34,629      34,183
   Acquisition costs deferred                                                   (62,844)      (59,733)    (35,395)
   Provision for deferred income taxes                                            4,275         5,580     (17,639)
   Change in:
      Accrued investment income                                                  (5,715)       (3,507)     (4,909)
      Income taxes currently payable to/receivable from Parent                   (8,971)       (5,097)      3,900
      Other assets                                                               (2,433)         (252)     (7,284)
      Other liabilities                                                          10,153           736       1,633
   Other, net                                                                     2,814        (4,912)     (2,283)
                                                                            -----------   -----------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                       193,759       141,486     107,054
                                                                            -----------   -----------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks                              (1,836,446)   (2,148,470)   (992,875)
   Mortgage loans                                                               (82,889)     (156,481)    (82,533)
Sales of:
   Bonds, notes and redeemable preferred stocks                                 773,067     1,201,469     428,717
   Other investments, excluding short-term investments                              697           425         112
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                                 251,628       252,644     217,010
   Mortgage loans                                                                40,572        74,058      21,413
   Other investments, excluding short-term investments                              234         1,001       1,513
Change in securities lending collateral                                        (313,664)     (344,756)   (362,888)
                                                                            -----------   -----------   ---------
NET CASH USED IN INVESTING ACTIVITIES                                       $(1,166,801)  $(1,120,110)  $(769,531)
                                                                            -----------   -----------   ---------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                2006         2005         2004
                                                                             ----------   ----------   ---------
                                                                                        (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                                   $1,051,843   $  964,929   $ 435,109
   Universal life insurance contracts                                             7,476        9,017       9,419
Net exchanges from the fixed accounts of variable annuity contracts             (32,885)     (20,263)    (15,532)
Withdrawal payments on:
   Fixed annuity contracts                                                     (330,177)    (212,748)   (151,329)
   Universal life insurance contracts                                            (7,181)      (9,187)     (8,261)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                                      (84,107)     (54,108)    (31,615)
   Universal life insurance contracts                                           (20,893)     (15,092)    (17,355)
Change in securities lending payable                                            313,664      344,756     362,888
Capital contributions                                                           130,000           --          --
                                                                             ----------   ----------   ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                     1,027,740    1,007,304     583,324
                                                                             ----------   ----------   ---------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
   INVESTMENTS                                                                   54,698       28,680     (79,153)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD                                                                        53,538       24,858     104,011
                                                                             ----------   ----------   ---------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                             $  108,236   $   53,538   $  24,858
                                                                             ==========   ==========   =========
SUPPLEMENTAL CASH FLOW INFORMATION:
   Net income taxes paid to Parent                                           $   26,950   $   17,517   $  21,639
                                                                             ==========   ==========   =========
   Non-cash activity - bonus interest deferred and credited to reserve for
      annuity contracts                                                      $   30,658   $   18,165   $   6,037
                                                                             ==========   ==========   =========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

1.   BASIS OF PRESENTATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management.

     The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. Other than its contract to reinsure credit life and health insurance policies discussed in Note 8, the majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Four financial institutions represented approximately 16%, 12%, 11% and 11% of deposits in the year ended December 31, 2006. Three financial institutions represented approximately 15%, 13% and 10% of deposits in the year ended December 31, 2005. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

     Securities lending collateral consists of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement was $1,149,653,000 and $843,318,000 as of December 31, 2006 and 2005, respectively and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the balance sheet as of December 31, 2006 and 2005, respectively. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income. At December 31, 2006, approximately $28,414,000 of such collateral was invested in AIG affiliated entities.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

     The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income. Impairment writedowns totaled $4,007,000, $8,092,000 and $759,000 in 2006, 2005 and 2004, respectively.

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are bifurcated and marked to market and recorded in other assets or liabilities in the balance sheet. Changes in the fair value of the estimated GMAV and GMWB benefits are recorded in net realized investment gain (loss) in the statement of income and comprehensive income.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed annuity contracts, fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gain or loss on debt and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

     The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     OTHER DEFERRED EXPENSES: The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

     The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the statement of income and comprehensive income.

     RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS: Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     RESERVE FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") and is included in other liabilities on the balance sheet. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $2,013,000 ($3,098,000 pre-tax) to reflect the liability and the related impact of DAC as of January 1, 2004.

     FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: FASB staff pronouncement ("FSP") FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1") replaces the measurement and recognition guidance set forth in Emerging Issue Task Force ("EITF") Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the SOP 05-1 is January 1, 2007. Based on current practices, the Company does not expect the implementation of SOP 05-1 to have a material effect on its financial position or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Company does not expect the implementation of FIN 48 to have a material effect on its financial condition or results of operations.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                  Amortized    Estimated
                                    Cost      Fair Value
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2006:
U.S. government securities       $   16,946   $   17,003
Mortgage-backed securities        1,616,278    1,610,566
Securities of public utilities      139,145      139,646
Corporate bonds and notes         2,182,440    2,166,477
Other debt securities               438,137      437,381
                                 ----------   ----------
   Total                         $4,392,946   $4,371,073
                                 ==========   ==========

                                  Amortized    Estimated
                                    Cost      Fair Value
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2005:
U.S. government securities       $   17,722   $   17,903
Mortgage-backed securities        1,380,307    1,371,683
Securities of public utilities      118,946      120,160
Corporate bonds and notes         1,729,552    1,716,235
Other debt securities               389,249      391,468
                                 ----------   ----------
   Total                         $3,635,776   $3,617,449
                                 ==========   ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     At December 31, 2006, bonds and notes included $118,686,000 not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 26%, 16%, 14% and 13% concentrated in consumer cyclical products, communications, consumer non-cyclical products and basic industrial respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2006, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 19% and 13% of the aggregate carrying value of the portfolio secured by properties located in California and Florida respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

     At December 31, 2006, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $128,000.

     At December 31, 2006, $649,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, follow:

                                          Amortized    Estimated
                                            Cost      Fair Value
                                         ----------   ----------
                                              (in thousands)
AT DECEMBER 31, 2006:
Due in one year or less                  $  128,483   $  127,799
Due after one year through five years     1,004,762      997,448
Due after five years through ten years    1,170,326    1,162,885
Due after ten years                         473,096      472,375
Mortgage-backed securities                1,616,279    1,610,566
                                         ----------   ----------
   Total                                 $4,392,946   $4,371,073
                                         ==========   ==========

     Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                    Gross        Gross
                                 Unrealized   Unrealized
                                    Gains       Losses
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2006:
U.S. government securities         $    97     $    (40)
Mortgage-backed securities          13,902      (19,614)
Securities of public utilities       1,718       (1,217)
Corporate bonds and notes           12,399      (28,362)
Other debt securities                2,253       (3,009)
                                   -------     --------
Total                              $30,369     $(52,242)
                                   =======     ========
AT DECEMBER 31, 2005:
U.S. government securities         $   183     $     (2)
Mortgage-backed securities           8,302      (16,926)
Securities of public utilities       2,359       (1,145)
Corporate bonds and notes           12,568      (25,885)
Other debt securities                3,892       (1,673)
                                   -------     --------
Total                              $27,304     $(45,631)
                                   =======     ========

     There were no gross unrealized gains or losses on equity securities at December 31, 2006. Gross unrealized gains on equity securities were $619,000 at December 31, 2005. There were no gross unrealized losses on equity securities at December 31, 2005.

     The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005 (dollars in thousands):

                             Less than 12 Months                12 Months or More                       Total
                       -------------------------------   -------------------------------   -------------------------------
                                    Unrealized                        Unrealized                        Unrealized
                       Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                       ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2006
U.S. government
   securities          $   14,589    $    (40)      1      $    --     $    --       --    $   14,589    $    (40)      1
Mortgage-backed
   securities             937,514     (19,129)    132       26,275        (485)      25       963,789     (19,614)    157
Securities of public
   utilities               86,694      (1,051)     19        3,445        (166)       4        90,139      (1,217)     23
Corporate bonds
   and notes            1,136,017     (26,778)    239       50,494      (1,584)      48     1,186,511     (28,362)    287
Other debt
   securities             178,954      (3,007)     26           79          (2)       1       179,033      (3,009)     27
                       ----------    --------     ---      -------     -------       --    ----------    --------     ---
   Total               $2,353,768    $(50,005)    417      $80,293     $(2,237)      78    $2,434,061    $(52,242)    495
                       ==========    ========     ===      =======     =======       ==    ==========    ========     ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

                                  Less than 12 Months                12 Months or More                       Total
                            -------------------------------   -------------------------------   -------------------------------
                                         Unrealized                        Unrealized                        Unrealized
December 31, 2005           Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                            ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
U.S. government
   securities               $      865    $     (2)      1     $      --    $     --      --    $      865    $     (2)      1
Mortgage-backed
   securities                  790,102     (14,262)    164        54,771      (2,664)     13       844,873     (16,926)    177
Securities of public
   utilities                    49,323        (712)     15        14,557        (433)      4        63,880      (1,145)     19
Corporate bonds and notes      920,435     (16,420)    226       225,876      (9,465)     48     1,146,311     (25,885)    274
Other debt securities           93,872        (895)     17        47,772        (778)     10       141,644      (1,673)     27
                            ----------    --------     ---     ---------    --------      --    ----------    --------     ---
   Total                    $1,854,597    $(32,291)    423     $ 342,976    $(13,340)     75    $2,197,573    $(45,631)    498
                            ==========    ========     ===     =========    ========      ==    ==========    ========     ===

The net realized investment loss includes the following:

                                                  Years ended December 31,
                                               -----------------------------
                                                 2006       2005       2004
                                               --------   --------   -------
                                                       (in thousands)
Bonds, notes and redeemable preferred stocks   $(18,762)  $(11,197)  $(1,636)
Common stocks                                        (3)       425      (180)
Other gains (losses)                                339     (1,176)     (839)
                                               --------   --------   -------
Net realized investment loss                   $(18,426)  $(11,948)  $(2,655)
                                               ========   ========   =======

Realized investment gains and losses on the sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2006       2005      2004
                                                 --------   -------   -------
                                                        (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
   Realized gains                                $  3,302   $ 5,674   $ 2,903
   Realized losses                                (13,264)   (9,040)   (4,245)

COMMON STOCKS:
   Realized gains                                $  1,397   $   425   $     1
   Realized losses                                 (1,400)       --      (180)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     The sources and related amounts of investment income are as follows:

                                                  Years Ended December 31,
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
                                                        (in thousands)
Short-term investments                         $  4,436   $  2,394   $    428
Bonds, notes and redeemable preferred stocks    220,347    174,234    149,869
Mortgage loans                                   22,749     19,499     15,161
Policy loans                                      2,374      2,497      2,682
Securities lending                                1,872      2,616        689
                                               --------   --------   --------
Gross investment income                         251,778    201,240    168,829
Less: investment expenses                        (2,254)    (1,353)    (1,458)
                                               --------   --------   --------
Total investment income                        $249,524   $199,887   $167,371
                                               ========   ========   ========

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)


4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

     OTHER ASSETS/LIABILITIES: Included in other assets and liabilities are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005 compared with their respective carrying values are as follows:

                                                   Carrying       Fair
                                                     Value        Value
                                                  ----------   ----------
                                                       (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments                $  108,236   $  108,236
   Bonds, notes and redeemable preferred stocks    4,371,073    4,371,073
   Mortgage loans                                    401,855      400,239
   Policy loans                                       29,359       29,359
   Securities lending collateral                   1,176,064    1,176,064
   Other assets                                        1,098        1,098

LIABILITIES:
   Reserves for fixed annuity contracts           $4,422,165   $4,390,997
   Securities lending payable                      1,176,064    1,176,064

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                       Carrying
                                         Value     Fair Value
                                      ----------   ----------
                                           (in thousands)
AT DECEMBER 31, 2005:

ASSETS:
   Cash and short-term investments    $   53,538   $   53,538
   Bonds, notes and redeemable
      preferred stocks                 3,617,449    3,617,449
   Mortgage loans                        359,440      364,679
   Policy loans                           30,721       30,721
   Common stock                            1,319        1,319
   Securities lending collateral         862,400      862,400

LIABILITIES:
   Reserves for fixed annuity
      contracts                       $3,654,022   $3,619,818
   Securities lending payable            862,400      862,400
   Other liabilities                         279          279

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                       Years Ended
                                       December 31,
                                   -------------------
                                     2006       2005
                                   --------   --------
                                      (in thousands)
Balance at beginning of year       $210,553   $157,729
Acquisition costs deferred           62,844     59,733
Effect of net unrealized loss on
   securities                         3,068     24,030
Amortization charged to income      (37,178)   (30,939)
                                   --------   --------
   Balance at end of year          $239,287   $210,553
                                   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The following table summarizes the activity in other deferred expenses:

                                      Years Ended
                                      December 31,
                                   -----------------
                                     2006      2005
                                   -------   -------
                                     (in thousands)
Balance at beginning of year       $36,584   $19,139
Expenses deferred                   30,658    18,165
Effect of net unrealized loss on
   securities                          732     2,970
Amortization charged to income      (6,098)   (3,690)
                                   -------   -------
   Balance at end of year          $61,876   $36,584
                                   =======   =======

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death or at specified dates during the accumulation period. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB"), respectively.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees in the statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits in the statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the statement of income and comprehensive income.

     GMDB is a feature issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of the contract holder's account value or a guaranteed minimum death benefit that varies by product and election by the contract holder. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     GMAV is a feature the Company began offering on certain variable annuity products in June of 2004. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of the deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     GMWB is a feature the Company began offering on certain variable annuity products in June of 2005. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                              Return of Net   Minus Withdrawals
                                                 Deposits      Post Anniversary
                                              -------------   -----------------
                                                    (dollars in thousands)
AT DECEMBER 31, 2006:

In the event of death (GMDB):
   Account value                               $   161,169        $690,095
   Net amount at risk (a)                              186          24,582
   Average attained age of contract holders             65              62
   Range of guaranteed minimum return rates              0%              0%

Accumulation at specified date (GMAV):
   Account value                               $    66,687
   Net amount at risk (b)                                5
   Weighted average period remaining until
      guaranteed payment                         8.6 Years

Accumulation at specified date (GMWB):
   Account value                               $   107,959
   Net amount at risk (c)                               29
   Weighted average period remaining until
      guaranteed payment                        20.1 Years

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

                                                            Highest Specified
                                                               Anniversary
                                                Return of     Account Value
                                                   Net      Minus Withdrawals
                                                Deposits     Post Anniversary
                                              -----------   -----------------
                                                    (dollars in thousands)
AT DECEMBER 31, 2005:
In the event of death (GMDB):
   Account value                              $   155,627       $672,611
   Net amount at risk (a)                             256         39,801
   Average attained age of contract holders            66             62
   Range of guaranteed minimum return rates             0%             0%
Accumulation at specified date (GMAV):
   Account value                              $    46,256
   Net amount at risk (b)                               5
   Weighted average period remaining until
      guaranteed payment                        9.3 Years
Accumulation at specified date (GMWB):
   Account value                              $    18,746
   Net amount at risk (c)                               7
   Weighted average period remaining until
      guaranteed payment                       17.9 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $4.1 million and $4.2 million as of December 31, 2006 and 2005, respectively and is payable no sooner than 10 years from the end of the waiting period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                  Years Ended December 31,
                                  ------------------------
                                        2006     2005
                                       ------   ------
                                        (in thousands)
Balance at beginning of year           $1,982   $1,899
   Guaranteed benefits incurred           491      553
   Guaranteed benefits paid              (373)    (470)
                                       ------   ------
Balance at end of year                 $2,100   $1,982
                                       ======   ======

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

          - Data used was 5,000 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          -    Mortality was assumed to be 64% of the 75-80 ALB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $7,518,000, $7,423,000 and $7,275,000 in 2006, 2005 and 2004, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $12,163,000, $6,303,000 and $8,855,000 in 2006, 2005 and 2004,
     respectively.

     On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The Company receives a share of premium for the reinsured policies and will indemnify the reinsured for a proportionate share of these liabilities while the reinsured retains the assets and corresponding reserve liabilities. The contract is considered modified coinsurance and as such the reinsurance claims payable is offset against reinsurance premiums receivable and included in other assets on the balance sheet. The treaty is for one year with the option to renew annually and may be terminated by either party with 180 days advance notice. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $17,572,000, $16,283,000 and $945,000 in 2006, 2005 and
     2004, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2006 and 2005, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                            Years ended December 31,
                                                         ------------------------------
                                                           2006       2005       2004
                                                         --------   --------   --------
                                                                 (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                                    $259,625   $259,428   $259,428
   Capital contributions by Parent                        130,004        197         --
                                                         --------   --------   --------
   Ending balances                                       $389,629   $259,625   $259,428
                                                         ========   ========   ========
RETAINED EARNINGS:
   Beginning balances                                    $135,196   $ 92,082   $ 68,657
   Net income                                              49,933     43,207     23,425
   Adjustment for SICO compensation (See Note 12)              --        (93)        --
                                                         --------   --------   --------
   Ending balances                                       $185,129   $135,196   $ 92,082
                                                         ========   ========   ========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                                    $ (5,855)  $ 22,003   $ 18,440
   Unrealized appreciation (depreciation) of
      investments, net of reclassification adjustments     (4,165)   (69,859)    11,982
   Effect on deferred acquisition costs and
      other deferred expenses                               3,800     27,000     (6,500)
   Income tax benefit (expense)                               128     15,001     (1,919)
                                                         --------   --------   --------
   Ending balances                                       $ (6,092)  $ (5,855)  $ 22,003
                                                         ========   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                December 31,   December 31,
                                                    2006           2005
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                            $ 30,369       $ 27,923
Gross unrealized losses                            (52,242)       (45,631)
Adjustment to DAC and other deferred expenses       12,500          8,700
Deferred income taxes                                3,281          3,153
                                                  --------       --------
Accumulated other comprehensive loss              $ (6,092)      $ (5,855)
                                                  ========       ========

     On March 30, 2006 and September 19, 2006, the Company received cash capital contributions from the Parent of $50,000,000 and $80,000,000, respectively.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement, excluding realized capital gains, or 10% of preceding year's statutory surplus. Dividends of $21,205,000 can be paid to the shareholder during 2007 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2006, 2005 and 2004 was approximately $18,487,000, $10,979,000 and $41,524,000, respectively. The Company's statutory capital and surplus totaled approximately $396,981,000, $268,572,000 and $261,706,000 at
     December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years Ended December 31,
                           ----------------------------
                             2006      2005      2004
                           -------   -------   --------
                                  (in thousands)
Current                    $17,979   $12,420   $ 25,539
Deferred                     4,275     5,580    (17,640)
                           -------   -------   --------
Total income tax expense   $22,254   $18,000   $  7,899
                           =======   =======   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. Federal income tax rate is 35% for 2006, 2005 and 2004. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                  Years Ended December 31,
                                                ---------------------------
                                                  2006      2005      2004
                                                -------   -------   -------
                                                       (in thousands)
Amount computed at Federal rate                 $25,265   $21,422   $11,668
Increases (decreases) resulting from:
   State income taxes, net of federal tax
      benefit                                        --    (1,898)    3,250
   Dividends received deduction                    (761)     (501)     (386)
   Adjustment to prior year tax liability (a)        --        --    (6,633)
   Other, net                                    (2,250)   (1,023)       --
                                                -------   -------   -------
Total income tax expense                        $22,254   $18,000   $ 7,899
                                                =======   =======   =======

(a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               Years Ended December 31,
                                               ------------------------
                                                 2006           2005
                                               --------       --------
                                                    (in thousands)
DEFERRED TAX ASSETS:
   Investments                                 $  3,355       $    --
   Contract holder reserves                      48,439         42,060
   Net unrealized loss on debt and equity
      securities available for sale               3,281          3,153
   Other assets                                   5,113          5,818
                                               --------       --------
   Total deferred tax assets                     60,188         51,031
                                               --------       --------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs and other
      deferred expenses                        $(80,006)      $(65,282)
   Investments                                       --         (1,420)
                                               --------       --------
   Total deferred tax liabilities               (80,006)       (66,702)
                                               --------       --------
   Deferred income taxes                       $(19,818)      $(15,671)
                                               ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the balance sheet of $93,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $4,000 and $104,000 for 2006 and 2005 respectively, and is included in general and administrative expenses in the statement of income and comprehensive income.

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     In 2006, the Company paid commissions to seven affiliated companies: Royal Alliance Associates, Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $1,545,500, $1,042,000 and $996,000 in 2006, 2005 and 2004, respectively.
     These affiliated broker-dealers represented approximately 1%, 1% and 3% of premiums in 2006, 2005 and 2004, respectively.

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $9,137,000, $7,597,000 and $7,925,000 in 2006, 2005 and 2004, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $1,915,000, $2,070,000 and $2,138,000 in 2006,
     2005 and 2004, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

     AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $1,922,000, $1,638,000 and $1,138,000 in 2006, 2005 and 2004, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $3,305,000, $3,409,000 and $1,605,000 in 2006, 2005 and 2004, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by AIG Global Investment Corp., an affiliate. The investment management fees incurred were $2,613,000, $2,241,000 and $2,223,000 in 2006, 2005 and 2004, respectively.

     The Company incurred $1,494,000, $1,039,000 and $629,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) in 2006, 2005 and 2004, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $1,983,000, $1,790,000 and $1,537,000 in 2006, 2005 and 2004, respectively, and are included in variable annuity policy fees in the statement of income and comprehensive income. A fee of $150,000 was paid under a different agreement in 2004.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's product filings with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated in 2007. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2007

                                    UNAUDITED

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007
                                    UNAUDITED

                                    CONTENTS

Statement of Assets and Liabilities, September 30, 2007....................    1
Schedule of Portfolio Investments, September 30, 2007......................   13
Statement of Operations, for the nine months ended September 30, 2007......   14
Statement of Changes in Net Assets, for the nine months ended
   September 30, 2007......................................................   27
Notes to Financial Statements..............................................   40

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                Asset      Capital     Government and                 Natural
                                             Allocation  Appreciation   Quality Bond      Growth     Resources
                                              Portfolio    Portfolio     Portfolio      Portfolio    Portfolio
                                              (Class 1)    (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             ----------  ------------  --------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                  $9,132,604   $24,247,119    $14,441,303   $12,719,722  $9,358,541
   Dividends receivable                               0             0              0             0           0
Liabilities:                                          0             0              0             0           0
                                             ----------   -----------    -----------   -----------  ----------
Net assets:                                  $9,132,604   $24,247,119    $14,441,303   $12,719,722  $9,358,541
                                             ==========   ===========    ===========   ===========  ==========
   Accumulation units                        $9,093,451   $24,120,681    $14,261,154   $12,637,859  $9,358,541
   Contracts in payout (annuitization)
      period                                     39,153       126,438        180,149        81,863           0
                                             ----------   -----------    -----------   -----------  ----------
      Total net assets:                      $9,132,604   $24,247,119    $14,441,303   $12,719,722  $9,358,541
                                             ==========   ===========    ===========   ===========  ==========
Accumulation units outstanding:                 334,412       450,934        809,717       328,976     145,468
                                             ==========   ===========    ===========   ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               334,412       450,934        809,717       328,976     145,468
   Unit value of accumulation units          $    27.31   $     53.77    $     17.83   $     38.66  $    64.34
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --            --             --            --          --
   Unit value of accumulation units          $       --   $        --    $        --   $        --  $       --


                                                Asset       Capital    Government and
                                             Allocation  Appreciation   Quality Bond      Growth
                                              Portfolio    Portfolio      Portfolio     Portfolio
                                              (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                             ----------  ------------  --------------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                  $2,812,185  $19,309,104     $21,710,506   $10,162,591
   Dividends receivable                               0            0               0             0
Liabilities:                                          0            0               0             0
                                             ----------  -----------     -----------   -----------
Net assets:                                  $2,812,185  $19,309,104     $21,710,506   $10,162,591
                                             ==========  ===========     ===========   ===========
   Accumulation units                        $2,812,185  $19,309,104     $21,710,506   $10,162,591
   Contracts in payout (annuitization)
      period                                          0            0               0             0
                                             ----------  -----------     -----------   -----------
      Total net assets:                      $2,812,185  $19,309,104     $21,710,506   $10,162,591
                                             ==========  ===========     ===========   ===========
Accumulation units outstanding:                 104,644      401,154       1,243,884       266,563
                                             ==========  ===========     ===========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --       56,053          34,332            --
   Unit value of accumulation units          $       --  $     17.44     $     14.05   $        --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                94,793      279,734         908,828       216,912
   Unit value of accumulation units          $    26.89  $     53.17     $     17.59   $     38.19
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                 1,683        8,946          47,058         4,528
   Unit value of accumulation units          $    26.89  $     53.17     $     17.59   $     38.19
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --        7,958              --            --
   Unit value of accumulation units          $       --  $     54.19     $        --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --        2,661              --            --
   Unit value of accumulation units          $       --  $     52.97     $        --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                 7,520       42,555         202,488        34,120
   Unit value of accumulation units          $    26.65  $     52.66     $     17.42   $     37.81
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   648        3,247          51,178        11,003
   Unit value of accumulation units          $    26.81  $     52.49     $     17.35   $     37.68

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                               Natural   Aggressive   Alliance                Blue Chip
                                              Resources    Growth      Growth      Balanced     Growth
                                              Portfolio   Portfolio   Portfolio    Portfolio  Portfolio
                                              (Class 3)   (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                             ----------  ----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                  $7,848,260  $6,599,884  $24,021,956  $7,310,470  $1,862,454
   Dividends receivable                               0           0            0           0           0
Liabilities:                                          0           0            0           0           0
                                             ----------  ----------  -----------  ----------  ----------
Net assets:                                  $7,848,260  $6,599,884  $24,021,956  $7,310,470  $1,862,454
                                             ==========  ==========  ===========  ==========  ==========
   Accumulation units                         7,848,260   6,528,779   23,813,766   7,296,399   1,862,454
   Contracts in payout (annuitization)
      period                                          0      71,105      208,190      14,071           0
                                             ----------  ----------  -----------  ----------  ----------
   Total net assets:                         $7,848,260  $6,599,884  $24,021,956  $7,310,470  $1,862,454
                                             ==========  ==========  ===========  ==========  ==========
Accumulation units outstanding:                 130,638     346,745      644,275     421,926     258,367
                                             ==========  ==========  ===========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 8,228          --           --          --          --
   Unit value of accumulation units          $    13.29  $       --  $        --  $       --  $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                72,541     346,745      644,275     421,926     258,367
   Unit value of accumulation units          $    63.50  $    19.03  $     37.28  $    17.33  $     7.21
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                 4,329          --           --          --          --
   Unit value of accumulation units          $    63.50  $       --  $        --  $       --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --           --          --          --
   Unit value of accumulation units          $       --  $       --  $        --  $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --           --          --          --
   Unit value of accumulation units          $       --  $       --  $        --  $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                34,609          --           --          --          --
   Unit value of accumulation units          $    62.77  $       --  $        --  $       --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                10,931          --           --          --          --
   Unit value of accumulation units          $    62.70  $       --  $        --  $       --  $       --


                                               Capital       Cash     Corporate       Davis
                                               Growth     Management     Bond     Venture Value
                                              Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                             ----------  -----------  ----------  -------------
Assets:
   Investments in Trusts, at net asset
      value                                  $1,106,999  $12,415,996  $7,114,310   $43,787,612
   Dividends receivable                               0            0           0             0
Liabilities:                                          0            0           0             0
                                             ----------  -----------  ----------   -----------
Net assets:                                  $1,106,999  $12,415,996  $7,114,310   $43,787,612
                                             ==========  ===========  ==========   ===========
   Accumulation units                         1,106,999   12,372,817   7,017,651    43,494,929
   Contracts in payout (annuitization)
      period                                          0       43,179      96,659       292,683
                                             ----------  -----------  ----------   -----------
   Total net assets:                         $1,106,999  $12,415,996  $7,114,310   $43,787,612
                                             ==========  ===========  ==========   ===========
Accumulation units outstanding:                 117,263      904,985     388,294     1,053,436
                                             ==========  ===========  ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               117,263      904,985     388,294     1,053,436
   Unit value of accumulation units          $     9.44  $     13.72  $    18.32   $     41.57
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --           --          --            --
   Unit value of accumulation units          $       --  $        --  $       --   $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                              "Dogs" of     Emerging      Equity     Fundamental     Global
                                             Wall Street    Markets   Opportunities    Growth         Bond
                                              Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                             -----------  ----------  -------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                   $2,184,108  $9,267,330   $ 6,727,296   $6,275,582   $3,278,471
   Dividends receivable                                0           0             0            0            0
Liabilities:                                           0           0             0            0            0
                                              ----------  ----------   -----------   ----------   ----------
Net assets:                                   $2,184,108  $9,267,330   $ 6,727,296   $6,275,582   $3,278,471
                                              ==========  ==========   ===========   ==========   ==========
   Accumulation units                          2,183,901   9,064,914     6,634,982    6,272,266    3,241,052
   Contracts in payout (annuitization)
      period                                         207     202,416        92,314        3,316       37,419
                                              ----------  ----------   -----------   ----------   ----------
   Total net assets:                          $2,184,108  $9,267,330   $ 6,727,296   $6,275,582   $3,278,471
                                              ==========  ==========   ===========   ==========   ==========
Accumulation units outstanding:                  165,285     359,410       308,210      297,585      173,187
                                              ==========  ==========   ===========   ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                165,285     359,410       308,210      297,585      173,187
   Unit value of accumulation units           $    13.21  $    25.79   $     21.82   $    21.09   $    18.93
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --          --            --           --           --
   Unit value of accumulation units           $       --  $       --   $        --   $       --   $       --


                                               Global        Growth       Growth-    High-Yield
                                              Equities   Opportunities    Income        Bond
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                             ----------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                  $6,120,514   $   832,751   $20,446,237  $ 8,911,379
   Dividends receivable                               0             0             0            0
Liabilities:                                          0             0             0            0
                                             ----------   -----------   -----------  -----------
Net assets:                                  $6,120,514   $   832,751   $20,446,237  $ 8,911,379
                                             ==========   ===========   ===========  ===========
   Accumulation units                         6,103,790       832,751    20,393,917    8,903,809
   Contracts in payout (annuitization)
      period                                     16,724             0        52,320        7,570
                                             ----------   -----------   -----------  -----------
   Total net assets:                         $6,120,514   $   832,751   $20,446,237  $ 8,911,379
                                             ==========   ===========   ===========  ===========
Accumulation units outstanding:                 224,787       124,007       586,143      419,935
                                             ==========   ===========   ===========  ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               224,787       124,007       586,143      419,935
   Unit value of accumulation units          $    27.23   $      6.72   $     34.88  $     21.22
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --            --            --           --
   Unit value of accumulation units          $       --   $        --   $        --  $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                                MFS
                                             International  International  Massachusetts
                                              Diversified     Growth &       Investors     MFS Total     Mid-Cap
                                                Equities       Income          Trust        Return       Growth
                                               Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  -------------  -------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                    $7,800,295    $11,161,124     $8,215,831   $16,932,813  $5,049,470
   Dividends receivable                                 0              0              0             0           0
Liabilities:                                            0              0              0             0           0
                                               ----------    -----------     ----------   -----------  ----------
Net assets:                                    $7,800,295    $11,161,124     $8,215,831   $16,932,813  $5,049,470
                                               ==========    ===========     ==========   ===========  ==========
   Accumulation units                           7,735,509     11,126,546      8,158,110    16,816,538   5,049,470
   Contracts in payout (annuitization)
      period                                       64,786         34,578         57,721       116,275           0
                                               ----------    -----------     ----------   -----------  ----------
   Total net assets:                           $7,800,295    $11,161,124     $8,215,831   $16,932,813  $5,049,470
                                               ==========    ===========     ==========   ===========  ==========
Accumulation units outstanding:                   464,477        531,048        317,052       576,084     397,735
                                               ==========    ===========     ==========   ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                 464,477        531,048        317,052       576,084     397,735
   Unit value of accumulation units            $    16.79    $     21.02     $    25.91   $     29.39  $    12.69
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --             --             --            --          --
   Unit value of accumulation units            $       --    $        --     $       --   $        --  $       --


                                                                        Telecom    Worldwide
                                             Real Estate  Technology    Utility   High Income
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                             -----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                   $5,640,471   $814,458   $2,162,081   $2,821,927
   Dividends receivable                                0          0            0            0
Liabilities:                                           0          0            0            0
                                              ----------   --------   ----------   ----------
Net assets:                                   $5,640,471   $814,458   $2,162,081   $2,821,927
                                              ==========   ========   ==========   ==========
   Accumulation units                          5,637,327    814,458    2,141,599    2,745,379
   Contracts in payout (annuitization)
      period                                       3,144          0       20,482       76,548
                                              ----------   --------   ----------   ----------
   Total net assets:                          $5,640,471   $814,458   $2,162,081   $2,821,927
                                              ==========   ========   ==========   ==========
Accumulation units outstanding:                  189,374    280,104      124,562      127,508
                                              ==========   ========   ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                189,374    280,104      124,562      127,508
   Unit value of accumulation units           $    29.78   $   2.91   $    17.36   $    22.13
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --         --           --           --
   Unit value of accumulation units           $       --   $     --   $       --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                             Aggressive   Alliance     American Funds   American Funds     American
                                               Growth      Growth     Asset Allocation   Global Growth   Funds Growth
                                             Portfolio    Portfolio    SAST Portfolio   SAST Portfolio  SAST Portfolio
                                              (Class 3)   (Class 3)       (Class 3)        (Class 3)       (Class 3)
                                             ----------  -----------  ----------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset
      value                                  $1,777,311  $13,073,794      $466,586        $1,420,958      $1,007,157
   Dividends receivable                               0            0             0                 0               0
Liabilities:                                          0            0             0                 0               0
                                             ----------  -----------      --------        ----------      ----------
Net assets:                                  $1,777,311  $13,073,794      $466,586        $1,420,958      $1,007,157
                                             ==========  ===========      ========        ==========      ==========
   Accumulation units                         1,777,311   13,073,794       466,586         1,420,958       1,007,157
   Contracts in payout (annuitization)
      period                                          0            0             0                 0               0
                                             ----------  -----------      --------        ----------      ----------
   Total net assets:                         $1,777,311  $13,073,794      $466,586        $1,420,958      $1,007,157
                                             ==========  ===========      ========        ==========      ==========
Accumulation units outstanding:                  95,230      369,843        40,809           117,034          82,688
                                             ==========  ===========      ========        ==========      ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --       16,236            --                --              --
   Unit value of accumulation units          $       --  $      9.23      $     --        $       --      $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                53,689      263,131         4,678            35,490          47,711
   Unit value of accumulation units          $    18.73  $     36.62      $  11.44        $    12.15      $    12.18
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                14,024       17,855        28,003            37,425          21,874
   Unit value of accumulation units          $    18.73  $     36.62      $  11.44        $    12.15      $    12.18
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --        3,321            --                --              --
   Unit value of accumulation units          $       --  $     36.68      $     --        $       --      $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --        1,789            --                --              --
   Unit value of accumulation units          $       --  $     36.12      $     --        $       --      $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                26,072       59,620            --                --              --
   Unit value of accumulation units          $    18.50  $     36.25      $     --        $       --      $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                 1,445        7,891         8,128            44,119          13,103
   Unit value of accumulation units          $    18.49  $     36.13      $  11.41        $    12.12      $    12.16


                                             American Funds                Blue Chip    Capital
                                              Growth-Income   Balanced      Growth       Growth
                                             SAST Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 3)     (Class 3)   (Class 3)    (Class 3)
                                             --------------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                    $1,835,580    $1,097,015   $1,416,782  $1,328,313
   Dividends receivable                                 0             0            0           0
Liabilities:                                            0             0            0           0
                                               ----------    ----------   ----------  ----------
Net assets:                                    $1,835,580    $1,097,015   $1,416,782  $1,328,313
                                               ==========    ==========   ==========  ==========
   Accumulation units                           1,835,580     1,097,015    1,416,782   1,328,313
   Contracts in payout (annuitization)
      period                                            0             0            0           0
                                               ----------    ----------   ----------  ----------
   Total net assets:                           $1,835,580    $1,097,015   $1,416,782  $1,328,313
                                               ==========    ==========   ==========  ==========
Accumulation units outstanding:                   159,487        64,516      199,588     143,187
                                               ==========    ==========   ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --            --        2,019       1,044
   Unit value of accumulation units            $       --    $       --   $     6.95  $     9.65
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                  67,663        44,178      135,967      90,456
   Unit value of accumulation units            $    11.52    $    17.07   $     7.12  $     9.29
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                  58,058            22       18,192      18,007
   Unit value of accumulation units            $    11.52    $    17.07   $     7.12  $     9.29
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --            --           --          --
   Unit value of accumulation units            $       --    $       --   $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --            --           --          --
   Unit value of accumulation units            $       --    $       --   $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                      --         6,978       33,637      10,236
   Unit value of accumulation units            $       --    $    16.88   $     7.03  $     9.19
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  33,766        13,338        9,773      23,444
   Unit value of accumulation units            $    11.49    $    16.84   $     7.02  $     9.25

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                Cash      Corporate                                       Emerging
                                             Management     Bond       Davis Venture    "Dogs" of Wall     Markets
                                             Portfolio    Portfolio   Value Portfolio  Street Portfolio   Portfolio
                                             (Class 3)    (Class 3)      (Class 3)        (Class 3)       (Class 3)
                                             ----------  -----------  ---------------  ----------------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                  $8,914,994  $12,367,514     $26,799,109      $1,295,493     $8,494,007
   Dividends receivable                               0            0               0               0              0
Liabilities:                                          0            0               0               0              0
                                             ----------  -----------     -----------      ----------     ----------
Net assets:                                  $8,914,994  $12,367,514     $26,799,109      $1,295,493     $8,494,007
                                             ==========  ===========     ===========      ==========     ==========
   Accumulation units                         8,914,994   12,367,514      26,799,109       1,295,493      8,494,007
   Contracts in payout (annuitization)
      period                                          0            0               0               0              0
                                             ----------  -----------     -----------      ----------     ----------
   Total net assets:                         $8,914,994  $12,367,514     $26,799,109      $1,295,493     $8,494,007
                                             ==========  ===========     ===========      ==========     ==========
Accumulation units outstanding:                 659,973      694,359         674,084          98,135        334,694
                                             ==========  ===========     ===========      ==========     ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --       39,276          31,340           6,625          4,669
   Unit value of accumulation units          $       --  $     15.09     $     16.67      $    15.69     $    32.25
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               516,139      471,684         490,867          67,292        165,242
   Unit value of accumulation units          $    13.54  $     18.01     $     40.97      $    13.04     $    25.40
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                 1,707       35,626          20,150          13,276         30,296
   Unit value of accumulation units          $    13.54  $     18.01     $     40.97      $    13.04     $    25.40
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --              --              --             --
   Unit value of accumulation units          $       --  $        --     $        --      $       --     $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --              --              --             --
   Unit value of accumulation units          $       --  $        --     $        --      $       --     $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding               127,172      108,154         120,177          10,049        114,742
   Unit value of accumulation units          $    13.40  $     17.89     $     40.56      $    12.90     $    25.11
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                14,955       39,619          11,550             893         19,745
   Unit value of accumulation units          $    13.34  $     17.79     $     40.42      $    12.88     $    25.08

                                                Equity                     Fundamental    Global
                                             Opportunities  Foreign Value     Growth       Bond
                                               Portfolio       Portfolio    Portfolio    Portfolio
                                               (Class 3)       (Class 3)    (Class 3)    (Class 3)
                                             -------------  -------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                    $2,423,194    $19,010,490    $1,543,006  $2,188,160
   Dividends receivable                                 0              0             0           0
Liabilities:                                            0              0             0           0
                                               ----------    -----------    ----------  ----------
Net assets:                                    $2,423,194    $19,010,490    $1,543,006  $2,188,160
                                               ==========    ===========    ==========  ==========
   Accumulation units                           2,423,194     19,010,490     1,543,006   2,188,160
   Contracts in payout (annuitization)
      period                                            0              0             0           0
                                               ----------    -----------    ----------  ----------
   Total net assets:                           $2,423,194    $19,010,490    $1,543,006  $2,188,160
                                               ==========    ===========    ==========  ==========
Accumulation units outstanding:                   114,569        856,516        74,547     120,948
                                               ==========    ===========    ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   5,067         19,361            --      14,669
   Unit value of accumulation units            $    14.06    $     12.69    $       --  $    14.12
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                  91,651        643,191        37,435      85,574
   Unit value of accumulation units            $    21.51    $     22.47    $    20.79  $    18.67
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                   2,308          9,626        13,771       7,008
   Unit value of accumulation units            $    21.51    $     22.47    $    20.79  $    18.67
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --             --            --          --
   Unit value of accumulation units            $       --    $        --    $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --             --            --          --
   Unit value of accumulation units            $       --    $        --    $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  13,447        174,009         5,051      11,463
   Unit value of accumulation units            $    21.28    $     22.24    $    20.53  $    18.43
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   2,096         10,329        18,290       2,234
   Unit value of accumulation units            $    21.23    $     22.16    $    20.50  $    18.36

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)


                                                                                                International
                                               Global        Growth       Growth-   High-Yield   Diversified
                                              Equities   Opportunities    Income       Bond       Equities
                                              Portfolio    Portfolio     Portfolio   Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)   (Class 3)    (Class 3)
                                             ----------  -------------  ----------  ----------  -------------
Assets:
   Investments in Trusts, at net asset
      value                                  $2,023,747    $2,203,461   $1,033,058  $2,487,401   $14,807,595
   Dividends receivable                               0             0            0           0             0
Liabilities:                                          0             0            0           0             0
                                             ----------    ----------   ----------  ----------   -----------
Net assets:                                  $2,023,747    $2,203,461   $1,033,058  $2,487,401   $14,807,595
                                             ==========    ==========   ==========  ==========   ===========
   Accumulation units                         2,023,747     2,203,461    1,033,058   2,487,401    14,807,595
   Contracts in payout (annuitization)
      period                                          0             0            0           0             0
                                             ----------    ----------   ----------  ----------   -----------
      Total net assets:                      $2,023,747    $2,203,461   $1,033,058  $2,487,401   $14,807,595
                                             ==========    ==========   ==========  ==========   ===========
Accumulation units outstanding:                  75,863       333,609       31,283     123,317       895,398
                                             ==========    ==========   ==========  ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   412            --        1,814      15,919         3,408
   Unit value of accumulation units          $    12.33    $       --   $    11.44  $    15.18   $     11.34
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                45,175       214,549       27,015      93,160       682,931
   Unit value of accumulation units          $    26.80    $     6.62   $    34.37  $    20.94   $     16.59
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                 7,395        38,173        1,349       2,700        50,879
   Unit value of accumulation units          $    26.80    $     6.62   $    34.37  $    20.94   $     16.59
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                 4,397            --           --          --            --
   Unit value of accumulation units          $    27.04    $       --   $       --  $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                 4,298            --           --          --            --
   Unit value of accumulation units          $    26.70    $       --   $       --  $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                13,293        72,139          829       9,236       133,119
   Unit value of accumulation units          $    26.54    $     6.55   $    33.99  $    20.70   $     16.41
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   893         8,748          276       2,302        25,061
   Unit value of accumulation units          $    26.35    $     6.54   $    33.90  $    20.65   $     16.36

                                                                             MFS
                                             International    Marsico   Massachusetts
                                                Growth &      Focused     Investors     MFS Total
                                                 Income       Growth        Trust        Return
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                             -------------  ----------  -------------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                    $8,753,980   $1,855,293    $2,905,165   $9,177,948
   Dividends receivable                                 0            0             0            0
Liabilities:                                            0            0             0            0
                                               ----------   ----------    ----------   ----------
Net assets:                                    $8,753,980   $1,855,293    $2,905,165   $9,177,948
                                               ==========   ==========    ==========   ==========
   Accumulation units                           8,753,980    1,855,293     2,905,165    9,177,948
   Contracts in payout (annuitization)
      period                                            0            0             0            0
                                               ----------   ----------    ----------   ----------
      Total net assets:                        $8,753,980   $1,855,293    $2,905,165   $9,177,948
                                               ==========   ==========    ==========   ==========
Accumulation units outstanding:                   427,463      137,945       114,051      332,712
                                               ==========   ==========    ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                  17,787        2,712           657       36,856
   Unit value of accumulation units            $    16.90   $    11.68    $    12.15   $    16.75
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                 265,768      117,164        95,527      237,740
   Unit value of accumulation units            $    20.68   $    13.50    $    25.59   $    28.99
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                  43,985        7,465            15        3,602
   Unit value of accumulation units            $    20.68   $    13.50    $    25.59   $    28.99
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --           --            --           --
   Unit value of accumulation units            $       --   $       --    $       --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --           --            --           --
   Unit value of accumulation units            $       --   $       --    $       --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  61,189           --        17,852       50,023
   Unit value of accumulation units            $    20.51   $       --    $    25.33   $    28.68
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  38,734       10,604            --        4,491
   Unit value of accumulation units            $    20.47   $    13.32    $       --   $    28.60

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)

                                                                       Small &       Small
                                               Mid-Cap      Real       Mid Cap      Company
                                               Growth      Estate       Value        Value    Technology
                                              Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 3)   (Class 3)
                                             ----------  ----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                  $5,087,856  $6,666,864  $11,716,242  $2,457,887  $1,092,244
   Dividends receivable                               0           0            0           0           0
Liabilities:                                          0           0            0           0           0
                                             ----------  ----------  -----------  ----------  ----------
Net assets:                                  $5,087,856  $6,666,864  $11,716,242  $2,457,887  $1,092,244
                                             ==========  ==========  ===========  ==========  ==========
   Accumulation units                         5,087,856   6,666,864   11,716,242   2,457,887   1,092,244
   Contracts in payout (annuitization)
      period                                          0           0            0           0           0
                                             ----------  ----------  -----------  ----------  ----------
      Total net assets:                      $5,087,856  $6,666,864  $11,716,242  $2,457,887  $1,092,244
                                             ==========  ==========  ===========  ==========  ==========
Accumulation units outstanding:                 409,425     227,283      604,683     240,876     382,181
                                             ==========  ==========  ===========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 9,424       2,044       12,432       7,688          --
   Unit value of accumulation units          $    10.38  $    36.19  $     11.17  $    10.31  $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               253,338     129,771      361,941     137,225     267,828
   Unit value of accumulation units          $    12.51  $    29.38  $     19.62  $    10.21  $     2.86
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                10,412      20,832       40,942      34,045      25,426
   Unit value of accumulation units          $    12.51  $    29.38  $     19.62  $    10.21  $     2.86
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                11,155          --           --          --      11,446
   Unit value of accumulation units          $    12.54  $       --  $        --  $       --  $     2.87
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                 2,319          --           --          --          56
   Unit value of accumulation units          $    12.45  $       --  $        --  $       --  $     2.72
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding               111,077      56,516      152,150      35,831      76,264
   Unit value of accumulation units          $    12.39  $    29.06  $     19.41  $    10.18  $     2.83
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                11,700      18,120       37,218      26,087       1,161
   Unit value of accumulation units          $    12.34  $    29.00  $     19.34  $    10.17  $     2.83

                                                        Worldwide
                                              Telecom      High                 Growth and
                                              Utility     Income    Comstock      Income
                                             Portfolio  Portfolio   Portfolio   Portfolio
                                             (Class 3)  (Class 3)  (Class II)   (Class II)
                                             ---------  ---------  ----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                   $358,008   $678,336  $5,716,763  $16,012,851
   Dividends receivable                              0          0           0            0
Liabilities:                                         0          0           0            0
                                              --------   --------  ----------  -----------
Net assets:                                   $358,008   $678,336  $5,716,763  $16,012,851
                                              ========   ========  ==========  ===========
   Accumulation units                          358,008    678,336   5,716,763   16,012,851
   Contracts in payout (annuitization)
      period                                         0          0           0            0
                                              --------   --------  ----------  -----------
      Total net assets:                       $358,008   $678,336  $5,716,763  $16,012,851
                                              ========   ========  ==========  ===========
Accumulation units outstanding:                 20,891     31,700     389,288      997,487
                                              ========   ========  ==========  ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --      2,207      73,681       51,873
   Unit value of accumulation units           $     --   $  15.30  $    15.09  $     16.80
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               18,294     28,688     245,746      720,536
   Unit value of accumulation units           $  17.14   $  21.86  $    14.62  $     16.04
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                2,597        805      13,754       41,032
   Unit value of accumulation units           $  17.14   $  21.86  $    14.52  $     16.10
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --         --       5,330           --
   Unit value of accumulation units           $     --   $     --  $    14.56  $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --         --       2,029           --
   Unit value of accumulation units           $     --   $     --  $    14.39  $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --         --      44,172      139,448
   Unit value of accumulation units           $     --   $     --  $    14.51  $     15.88
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --         --       4,576       44,598
   Unit value of accumulation units           $     --   $     --  $    14.34  $     15.90

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)

                                              Strategic   Diversified     Equity
                                               Growth    International    Income      Growth     Income
                                              Portfolio     Account      Account I   Account    Account
                                             (Class II)    (Class 2)     (Class 2)  (Class 2)  (Class 2)
                                             ----------  -------------  ----------  ---------  ---------
Assets:
   Investments in Trusts, at net asset
      value                                   $665,237      $909,792    $2,801,387   $134,293   $608,776
   Dividends receivable                              0             0             0          0          0
Liabilities:                                         0             0             0          0          0
                                              --------      --------    ----------   --------   --------
Net assets:                                   $665,237      $909,792    $2,801,387   $134,293   $608,776
                                              ========      ========    ==========   ========   ========
   Accumulation units                          665,237       909,792     2,801,387    134,293    608,776
   Contracts in payout (annuitization)
      period                                         0             0             0          0          0
                                              --------      --------    ----------   --------   --------
      Total net assets:                       $665,237      $909,792    $2,801,387   $134,293   $608,776
                                              ========      ========    ==========   ========   ========
Accumulation units outstanding:                 58,921       101,732       255,330     16,134     83,629
                                              ========      ========    ==========   ========   ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                4,698            --            --         --         --
   Unit value of accumulation units           $  11.55      $     --    $       --   $     --   $     --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding               34,682            --            --         --         --
   Unit value of accumulation units           $  11.31      $     --    $       --   $     --   $     --
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                   37            --            --         --         --
   Unit value of accumulation units           $  11.18      $     --    $       --   $     --   $     --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --        79,233       170,886     11,961     56,879
   Unit value of accumulation units           $     --      $   8.97    $    11.00   $   8.34   $   7.30
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --        22,499        84,444      4,173     26,750
   Unit value of accumulation units           $     --      $   8.86    $    10.91   $   8.27   $   7.24
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding               19,504            --            --         --         --
   Unit value of accumulation units           $  11.20      $     --    $       --   $     --   $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --            --            --         --         --
   Unit value of accumulation units           $     --      $     --    $       --   $     --   $     --

                                              LargeCap    MidCap      Money     Mortgage
                                               Blend       Stock      Market   Securities
                                              Account     Account    Account     Account
                                             (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                             ---------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                   $180,128  $2,738,721   $140,699    $7,100
   Dividends receivable                              0           0        149         0
Liabilities:                                         0           0          0         0
                                              --------  ----------   --------    ------
Net assets:                                   $180,128  $2,738,721   $140,848    $7,100
                                              ========  ==========   ========    ======
   Accumulation units                          180,128   2,738,721    140,848     7,100
   Contracts in payout (annuitization)
      period                                         0           0          0         0
                                              --------  ----------   --------    ------
      Total net assets:                       $180,128  $2,738,721   $140,848    $7,100
                                              ========  ==========   ========    ======
Accumulation units outstanding:                 24,143     256,901     23,822     1,060
                                              ========  ==========   ========    ======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --          --         --        --
   Unit value of accumulation units           $     --  $       --   $     --    $   --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                   --          --         --        --
   Unit value of accumulation units           $     --  $       --   $     --    $   --
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                   --          --         --        --
   Unit value of accumulation units           $     --  $       --   $     --    $   --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               20,208      81,434         11       897
   Unit value of accumulation units           $   7.47  $    10.70   $   5.97    $ 6.70
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                3,935     175,467     23,811       163
   Unit value of accumulation units           $   7.42  $    10.64   $   5.91    $ 6.65
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --          --         --        --
   Unit value of accumulation units           $     --  $       --   $     --    $   --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          --         --        --
   Unit value of accumulation units           $     --  $       --   $     --    $   --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)

                                                                             SAM           SAM          SAM
                                             Real Estate                Conservative  Conservative   Flexible
                                              Securities  SAM Balanced    Balanced       Growth       Income
                                               Account      Portfolio     Portfolio     Portfolio    Portfolio
                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                             -----------  ------------  ------------  ------------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                    $83,312     $14,548,786   $1,540,353    $3,344,482   $2,391,943
   Dividends receivable                              0               0            0             0            0
Liabilities:                                         0               0            0             0            0
                                               -------     -----------   ----------    ----------   ----------
Net assets:                                    $83,312     $14,548,786   $1,540,353    $3,344,482   $2,391,943
                                               =======     ===========   ==========    ==========   ==========
   Accumulation units                           83,312      14,548,786    1,540,353     3,344,482    2,391,943
   Contracts in payout (annuitization)
      period                                         0               0            0             0            0
                                               -------     -----------   ----------    ----------   ----------
      Total net assets:                        $83,312     $14,548,786   $1,540,353    $3,344,482   $2,391,943
                                               =======     ===========   ==========    ==========   ==========
Accumulation units outstanding:                  4,292       1,360,649      202,901       290,383      284,406
                                               =======     ===========   ==========    ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --              --           --            --           --
   Unit value of accumulation units            $    --     $        --   $       --    $       --   $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                   --              --           --            --           --
   Unit value of accumulation units            $    --     $        --   $       --    $       --   $       --
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                   --           8,828           --            --           --
   Unit value of accumulation units            $    --     $     10.75   $       --    $       --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                2,266         808,274      107,300       146,592      242,031
   Unit value of accumulation units            $ 19.57     $     10.73   $     7.57    $    11.56   $     8.42
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                2,026         403,403       92,351       143,791       42,375
   Unit value of accumulation units            $ 19.24     $     10.65   $     7.52    $    11.47   $     8.35
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --              --           --            --           --
   Unit value of accumulation units            $    --     $        --   $       --    $       --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --         140,144        3,250            --           --
   Unit value of accumulation units            $    --     $     10.58   $    10.54    $       --   $       --

                                                SAM
                                             Strategic  Short-Term   SmallCap  West Coast
                                               Growth     Income      Growth     Equity
                                             Portfolio    Account    Account     Account
                                             (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                             ---------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset
      value                                   $547,102    $29,175    $157,683  $1,021,506
   Dividends receivable                              0          0           0           0
Liabilities:                                         0          0           0           0
                                              --------    -------    --------  ----------
Net assets:                                   $547,102    $29,175    $157,683  $1,021,506
                                              ========    =======    ========  ==========
   Accumulation units                          547,102     29,175     157,683   1,021,506
   Contracts in payout (annuitization)
      period                                         0          0           0           0
                                              --------    -------    --------  ----------
      Total net assets:                       $547,102    $29,175    $157,683  $1,021,506
                                              ========    =======    ========  ==========
Accumulation units outstanding:                 42,737      4,328      21,461      76,815
                                              ========    =======    ========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --  $       --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --  $       --
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               38,034      4,313      14,755      41,517
   Unit value of accumulation units           $  12.81    $  6.74    $   7.37  $    13.35
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                4,703         15       6,706      35,298
   Unit value of accumulation units           $  12.71    $  6.69    $   7.30  $    13.24
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --  $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)

                                                          Columbia
                                                          Marsico
                                              Columbia    Focused
                                             High Yield   Equities
                                                Fund,      Fund,       Asset       Global
                                              Variable    Variable  Allocation     Growth       Growth
                                               Series      Series      Fund         Fund         Fund
                                              (Class A)  (Class A)   (Class 2)   (Class 2)    (Class 2)
                                             ----------  ---------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                   $212,267    $787,754  $1,289,188  $16,017,580  $16,431,717
   Dividends receivable                              0           0           0            0            0
Liabilities:                                         0           0           0            0            0
                                              --------    --------  ----------  -----------  -----------
Net assets:                                   $212,267    $787,754  $1,289,188  $16,017,580  $16,431,717
                                              ========    ========  ==========  ===========  ===========
   Accumulation units                          212,267     787,754   1,289,188   16,017,580   16,431,717
   Contracts in payout (annuitization)
      period                                         0           0           0            0            0
                                              --------    --------  ----------  -----------  -----------
      Total net assets:                       $212,267    $787,754  $1,289,188  $16,017,580  $16,431,717
                                              ========    ========  ==========  ===========  ===========
Accumulation units outstanding:                 13,296      59,005      71,217      650,450      709,706
                                              ========    ========  ==========  ===========  ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --          --      71,217       64,139       44,810
   Unit value of accumulation units           $     --    $     --  $    18.10  $     25.42  $     23.93
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                4,805      32,126          --      453,570      520,889
   Unit value of accumulation units           $  16.06    $  13.40  $       --  $     24.59  $     23.15
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                  825       3,903          --           --           --
   Unit value of accumulation units           $  16.11    $  13.35  $       --  $        --  $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --          --          --           --           --
   Unit value of accumulation units           $     --    $     --  $       --  $        --  $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --          --          --           --           --
   Unit value of accumulation units           $     --    $     --  $       --  $        --  $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                7,666      22,927          --      132,741      144,007
   Unit value of accumulation units           $  15.89    $  13.28  $       --  $     24.35  $     22.92
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          49          --           --           --
   Unit value of accumulation units           $     --    $  13.13  $       --  $        --  $        --




                                                                                    MTB
                                                          Growth and    Mid Cap    Large
                                               Growth-      Income       Value      Cap
                                             Income Fund   Portfolio   Portfolio   Growth
                                              (Class 2)   (Class VC)  (Class VC)  Fund II
                                             -----------  ----------  ----------  -------
Assets:
   Investments in Trusts, at net asset
      value                                  $19,718,563  $7,640,653   $223,076   $25,599
   Dividends receivable                                0           0          0         0
Liabilities:                                           0           0          0         0
                                             -----------  ----------   --------   -------
Net assets:                                  $19,718,563  $7,640,653   $223,076   $25,599
                                             ===========  ==========   ========   =======
   Accumulation units                         19,718,563   7,640,653    223,076    25,599
   Contracts in payout (annuitization)
      period                                           0           0          0         0
                                             -----------  ----------   --------   -------
      Total net assets:                      $19,718,563  $7,640,653   $223,076   $25,599
                                             ===========  ==========   ========   =======
Accumulation units outstanding:                  984,059     523,197     13,472     2,344
                                             ===========  ==========   ========   =======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 94,207      30,475     13,472        --
   Unit value of accumulation units          $     20.68  $    15.14   $  16.56   $    --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding                735,100     380,051         --     2,344
   Unit value of accumulation units          $     20.01  $    14.60   $     --   $ 10.92
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                     --      32,938         --        --
   Unit value of accumulation units          $        --  $    14.60   $     --   $    --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                     --          --         --        --
   Unit value of accumulation units          $        --  $       --   $     --   $    --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                     --          --         --        --
   Unit value of accumulation units          $        --  $       --   $     --   $    --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                154,752      45,209         --        --
   Unit value of accumulation units          $     19.80  $    14.40   $     --   $    --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --      34,524         --        --
   Unit value of accumulation units          $        --  $    14.39   $     --   $    --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (Continued)

                                                MTB    MTB Managed
                                               Large    Allocation
                                                Cap       Fund -
                                               Value     Moderate
                                              Fund II   Growth II
                                             --------  -----------
Assets:
   Investments in Trusts, at net asset
      value                                  $125,669    $79,695
   Dividends receivable                             0          0
Liabilities:                                        0          0
                                             --------    -------
Net assets:                                  $125,669    $79,695
                                             ========    =======
   Accumulation units                         125,669     79,695
   Contracts in payout (annuitization)
      period                                        0          0
                                             --------    -------
      Total net assets:                      $125,669    $79,695
                                             ========    =======
Accumulation units outstanding:                12,324      7,532
                                             ========    =======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --
Contracts With Total Expenses of 1.52%: (1)
   Accumulation units outstanding              12,324      7,532
   Unit value of accumulation units          $  10.20    $ 10.58
Contracts With Total Expenses of 1.52%: (2)
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  --         --
   Unit value of accumulation units          $     --    $    --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                        Net Asset
                                                          Value     Net Asset
Variable Accounts                              Shares   Per Share     Value        Cost
-----------------                            ---------  ---------  -----------  -----------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)        553,694    $16.49   $ 9,132,604  $ 8,043,882
   Capital Appreciation Portfolio (Class 1)    537,100     45.14    24,247,119   18,693,557
   Government and Quality Bond Portfolio
      (Class 1)                                987,260     14.63    14,441,303   14,838,100
   Growth Portfolio (Class 1)                  438,302     29.02    12,719,722   12,124,888
   Natural Resources Portfolio (Class 1)       140,736     66.50     9,358,541    4,505,263
   Asset Allocation Portfolio (Class 3)        171,013     16.44     2,812,185    2,595,080
   Capital Appreciation Portfolio (Class 3)    431,730     44.72    19,309,104   15,640,010
   Government and Quality Bond Portfolio
      (Class 3)                              1,486,638     14.60    21,710,506   22,154,429
   Growth Portfolio (Class 3)                  351,058     28.95    10,162,591    9,518,276
   Natural Resources Portfolio (Class 3)       118,610     66.17     7,848,260    5,919,586

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)       481,338    $13.71   $ 6,599,884  $ 6,196,351
   Alliance Growth Portfolio (Class 1)         957,282     25.09    24,021,956   24,612,446
   Balanced Portfolio (Class 1)                456,386     16.02     7,310,470    6,990,658
   Blue Chip Growth Portfolio (Class 1)        233,881      7.96     1,862,454    1,393,840
   Capital Growth Portfolio (Class 1)          106,390     10.41     1,106,999      797,605
   Cash Management Portfolio (Class 1)       1,079,438     11.50    12,415,996   12,040,570
   Corporate Bond Portfolio (Class 1)          585,639     12.15     7,114,310    6,715,611
   Davis Venture Value Portfolio (Class 1)   1,245,592     35.15    43,787,612   27,098,756
   "Dogs" of Wall Street Portfolio
       (Class 1)                               180,778     12.08     2,184,108    1,786,772
   Emerging Markets Portfolio (Class 1)        404,207     22.93     9,267,330    4,520,289
   Equity Opportunities Portfolio (Class 1)    333,073     20.20     6,727,296    4,883,154
   Fundamental Growth Portfolio (Class 1)      343,102     18.29     6,275,582    7,005,186
   Global Bond Portfolio (Class 1)             286,471     11.44     3,278,471    3,177,396
   Global Equities Portfolio (Class 1)         326,953     18.72     6,120,514    4,776,303
   Growth Opportunities Portfolio (Class 1)    111,853      7.45       832,751      647,559
   Growth-Income Portfolio (Class 1)           675,919     30.25    20,446,237   16,224,955
   High-Yield Bond Portfolio (Class 1)       1,164,791      7.65     8,911,379    8,299,635
   International Diversified Equities
      Portfolio (Class 1)                      619,252     12.60     7,800,295    5,600,120
   International Growth & Income Portfolio
      (Class 1)                                591,961     18.85    11,161,124    6,728,835
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                      529,224     15.52     8,215,831    6,394,557
   MFS Total Return Portfolio (Class 1)        892,277     18.98    16,932,813   13,917,596
   Mid-Cap Growth Portfolio (Class 1)          446,235     11.32     5,049,470    4,845,649
   Real Estate Portfolio (Class 1)             243,272     23.19     5,640,471    3,830,200
   Technology Portfolio (Class 1)              251,124      3.24       814,458      649,659
   Telecom Utility Portfolio (Class 1)         171,889     12.58     2,162,081    1,889,178
   Worldwide High Income Portfolio
      (Class 1)                                351,098      8.04     2,821,927    2,687,809
   Aggressive Growth Portfolio (Class 3)       131,081     13.56     1,777,311    1,494,611
   Alliance Growth Portfolio (Class 3)         523,886     24.96    13,073,794   10,586,941
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                       40,263     11.59       466,586      457,290
   American Funds Global Growth SAST
      Portfolio (Class 3)                      114,197     12.44     1,420,958    1,342,257
   American Funds Growth SAST Portfolio
      (Class 3)                                 81,730     12.32     1,007,157      961,239
   American Funds Growth-Income SAST
      Portfolio (Class 3)                      154,115     11.91     1,835,580    1,771,905
   Balanced Portfolio (Class 3)                 68,784     15.95     1,097,015      999,890
   Blue Chip Growth Portfolio (Class 3)        178,699      7.93     1,416,782    1,184,309
   Capital Growth Portfolio (Class 3)          128,947     10.30     1,328,313    1,146,995
   Cash Management Portfolio (Class 3)         778,787     11.45     8,914,994    8,644,229
   Corporate Bond Portfolio (Class 3)        1,022,981     12.09    12,367,514   12,094,896
   Davis Venture Value Portfolio (Class 3)     766,189     34.98    26,799,109   21,478,659
   "Dogs" of Wall Street Portfolio
       (Class 3)                               107,713     12.03     1,295,493    1,181,774
   Emerging Markets Portfolio (Class 3)        373,211     22.76     8,494,007    6,078,681
   Equity Opportunities Portfolio (Class 3)    120,589     20.09     2,423,194    1,962,517
   Foreign Value Portfolio (Class 3)           833,498     22.81    19,010,490   13,117,105
   Fundamental Growth Portfolio (Class 3)       84,964     18.16     1,543,006    1,426,275
   Global Bond Portfolio (Class 3)             193,005     11.34     2,188,160    2,136,719
   Global Equities Portfolio (Class 3)         108,970     18.57     2,023,747    1,548,411
   Growth Opportunities Portfolio (Class 3)    300,353      7.34     2,203,461    1,835,337
   Growth-Income Portfolio (Class 3)            34,305     30.11     1,033,058      839,451
   High-Yield Bond Portfolio (Class 3)         326,778      7.61     2,487,401    2,415,994
   International Diversified Equities
      Portfolio (Class 3)                    1,185,752     12.49    14,807,595   10,409,423
   International Growth & Income Portfolio
      (Class 3)                                464,863     18.83     8,753,980    7,350,606
   Marsico Focused Growth Portfolio
      (Class 3)                                132,542     14.00     1,855,293    1,524,264
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      187,847     15.47     2,905,165    2,158,273
   MFS Total Return Portfolio (Class 3)        485,799     18.89     9,177,948    8,482,103
   Mid-Cap Growth Portfolio (Class 3)          456,218     11.15     5,087,856    4,037,832
   Real Estate Portfolio (Class 3)             289,595     23.02     6,666,864    6,443,232
   Small & Mid Cap Value Portfolio
      (Class 3)                                611,448     19.16    11,716,242   10,298,651
   Small Company Value Portfolio (Class 3)     139,796     17.58     2,457,887    2,478,187
   Technology Portfolio (Class 3)              341,173      3.20     1,092,244      901,051
   Telecom Utility Portfolio (Class 3)          28,584     12.52       358,008      298,898
   Worldwide High Income Portfolio
      (Class 3)                                 85,030      7.98       678,336      644,648

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                          389,691    $14.67   $ 5,716,763  $ 5,242,599
   Growth and Income Portfolio                 728,519     21.98    16,012,851   14,302,087
   Strategic Growth Portfolio                   20,110     33.08       665,237      540,810

PRINCIPAL VARIABLE CONTRACTS FUND, INC.
   (Class 2):
   Diversified International Account            41,148    $22.11   $   909,792  $   891,454
   Equity Income Account I                     141,771     19.76     2,801,387    2,495,773
   Growth Account                                7,776     17.27       134,293      107,238
   Income Account                               60,037     10.14       608,776      623,809
   LargeCap Blend Account                       13,771     13.08       180,128      157,345
   MidCap Stock Account                        162,729     16.83     2,738,721    2,848,706
   Money Market Account                        140,848      1.00       140,848      140,848
   Mortgage Securities Account                     697     10.19         7,100        7,410
   Real Estate Securities Account                3,855     21.61        83,312       95,187
   SAM Balanced Portfolio                      761,318     19.11    14,548,786   12,292,550
   SAM Conservative Balanced Portfolio         119,222     12.92     1,540,353    1,410,776
   SAM Conservative Growth Portfolio           157,239     21.27     3,344,482    2,642,778
   SAM Flexible Income Portfolio               169,281     14.13     2,391,943    2,321,980
   SAM Strategic Growth Portfolio               22,645     24.16       547,102      436,570
   Short-Term Income Account                    11,812      2.47        29,175       30,061
   SmallCap Growth Account                      13,184     11.96       157,683      136,363
   West Coast Equity Account                    40,376     25.30     1,021,506      891,166

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable
      Series                                    18,986    $11.18   $   212,267  $   206,837
   Columbia Marsico Focused Equities Fund,
      Variable Series                           34,535     22.81       787,754      666,644

AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                        66,625    $19.35   $ 1,289,188  $ 1,250,870
   Global Growth Fund                          633,607     25.28    16,017,580   12,933,093
   Growth Fund                                 237,110     69.30    16,431,717   13,734,550
   Growth-Income Fund                          436,445     45.18    19,718,563   16,822,861

LORD ABBETT SERIES FUND, INC.(Class VC):
   Growth and Income Portfolio                 242,560    $31.50   $ 7,640,653  $ 6,759,899
   Mid Cap Value Portfolio                       9,562     23.33       223,076      222,858

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                  2,071    $12.36   $    25,599  $    24,800
   MTB Large Cap Value Fund II                   9,958     12.62       125,669      125,194
   MTB Managed Allocation Fund - Moderate
      Growth II                                  6,888     11.57        79,695       77,328

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                   Capital    Government and
                                             Asset Allocation   Appreciation   Quality Bond
                                                Portfolio         Portfolio     Portfolio     Growth Portfolio
                                                (Class 1)         (Class 1)     (Class 1)         (Class 1)
                                             ----------------  -------------  --------------  ----------------
Investment income:
   Dividends                                    $   256,054     $    78,464    $   567,148       $    87,479
                                                -----------     -----------    -----------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (109,916)       (263,367)      (176,806)         (146,030)
                                                -----------     -----------    -----------       -----------
Net investment income (loss)                        146,138        (184,903)       390,342           (58,551)
                                                -----------     -----------    -----------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,066,541       5,143,962      4,067,198         1,993,036
   Cost of shares sold                           (1,758,888)     (3,945,531)    (4,120,736)       (1,807,907)
                                                -----------     -----------    -----------       -----------
Net realized gains (losses) from securities
   transactions                                     307,653       1,198,431        (53,538)          185,129
Realized gain distributions                         315,706       2,567,556              0         1,329,529
                                                -----------     -----------    -----------       -----------
Net realized gains (losses)                         623,359       3,765,987        (53,538)        1,514,658
                                                -----------     -----------    -----------       -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            1,133,730       4,242,781       (384,620)          521,431
   End of period                                  1,088,722       5,553,562       (396,797)          594,834
                                                -----------     -----------    -----------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                    (45,008)      1,310,781        (12,177)           73,403
                                                -----------     -----------    -----------       -----------
Increase (decrease) in net assets from
   operations                                   $   724,489     $ 4,891,865    $   324,627       $ 1,529,510
                                                ===========     ===========    ===========       ===========

                                                                                     Capital    Government and
                                             Natural Resources  Asset Allocation  Appreciation   Quality Bond
                                                 Portfolio          Portfolio      Portfolio       Portfolio
                                                 (Class 1)          (Class 3)      (Class 3)       (Class 3)
                                             -----------------  ----------------  ------------  --------------
Investment income:
   Dividends                                    $    98,999         $  72,612      $    26,543   $   758,505
                                                -----------         ---------      -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (100,689)          (30,564)        (188,666)     (217,707)
                                                -----------         ---------      -----------   -----------
Net investment income (loss)                         (1,690)           42,048         (162,123)      540,798
                                                -----------         ---------      -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,379,763           318,610        1,324,869     1,035,481
   Cost of shares sold                           (1,121,384)         (278,076)      (1,025,321)   (1,043,267)
                                                -----------         ---------      -----------   -----------
Net realized gains (losses) from securities
   transactions                                   1,258,379            40,534          299,548        (7,786)
Realized gain distributions                         434,756            97,078        2,053,747             0
                                                -----------         ---------      -----------   -----------
Net realized gains (losses)                       1,693,135           137,612        2,353,295        (7,786)
                                                -----------         ---------      -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            4,030,922           196,154        2,268,208      (300,884)
   End of period                                  4,853,278           217,105        3,669,094      (443,923)
                                                -----------         ---------      -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                    822,356            20,951        1,400,886      (143,039)
                                                -----------         ---------      -----------   -----------
Increase (decrease) in net assets from
   operations                                   $ 2,513,801         $ 200,611      $ 3,592,058   $   389,973
                                                ===========         =========      ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                           Natural    Aggressive    Alliance
                                               Growth     Resources     Growth       Growth
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 1)    (Class 1)
                                             ----------  ----------  -----------  -----------
Investment income:
   Dividends                                 $   47,659  $   67,441  $         0  $         0
                                             ----------  ----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (108,522)    (70,175)     (84,077)    (287,646)
                                             ----------  ----------  -----------  -----------
Net investment income (loss)                    (60,863)     (2,734)     (84,077)    (287,646)
                                             ----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    824,840     586,160    2,141,351    7,299,617
   Cost of shares sold                         (730,138)   (430,566)  (2,061,923)  (8,140,603)
                                             ----------  ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                  94,702     155,594       79,428     (840,986)
Realized gain distributions                   1,059,934     356,223            0            0
                                             ----------  ----------  -----------  -----------
Net realized gains (losses)                   1,154,636     511,817       79,428     (840,986)
                                             ----------  ----------  -----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          639,927     712,465     (194,632)  (4,646,713)
   End of period                                644,315   1,928,674      403,533     (590,490)
                                             ----------  ----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  4,388   1,216,209      598,165    4,056,223
                                             ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                $1,098,161  $1,725,292  $   593,516  $ 2,927,591
                                             ==========  ==========  ===========  ===========

                                                          Blue Chip   Capital      Cash
                                               Balanced     Growth     Growth    Management
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                             -----------  ---------  ---------  -----------
Investment income:
   Dividends                                 $         0  $       0  $       0  $         0
                                             -----------  ---------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (89,559)   (20,470)   (12,125)    (130,580)
                                             -----------  ---------  ---------  -----------
Net investment income (loss)                     (89,559)   (20,470)   (12,125)    (130,580)
                                             -----------  ---------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   1,564,970    308,186    307,067    5,339,174
   Cost of shares sold                        (1,543,281)  (245,211)  (211,912)  (5,166,181)
                                             -----------  ---------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                   21,689     62,975     95,155      172,993
Realized gain distributions                            0          0          0            0
                                             -----------  ---------  ---------  -----------
Net realized gains (losses)                       21,689     62,975     95,155      172,993
                                             -----------  ---------  ---------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          (182,335)   286,315    232,566      144,611
   End of period                                 319,812    468,614    309,394      375,426
                                             -----------  ---------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 502,147    182,299     76,828      230,815
                                             -----------  ---------  ---------  -----------
Increase (decrease) in net assets from
   operations                                $   434,277  $ 224,804  $ 159,858  $   273,228
                                             ===========  =========  =========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                              Corporate   Davis Venture   "Dogs" of     Emerging
                                                Bond          Value      Wall Street    Markets
                                              Portfolio     Portfolio     Portfolio    Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             -----------  -------------  -----------  -----------
Investment income:
   Dividends                                 $         0  $          0    $       0   $         0
                                             -----------  ------------    ---------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (86,352)     (531,471)     (28,424)     (101,322)
                                             -----------  ------------    ---------   -----------
Net investment income (loss)                     (86,352)     (531,471)     (28,424)     (101,322)
                                             -----------  ------------    ---------   -----------
Net realized gains (losses) from securities
    transactions:
   Proceeds from shares sold                   1,643,913     8,753,663      818,742     3,652,602
   Cost of shares sold                        (1,575,268)   (5,543,399)    (648,114)   (2,108,524)
                                             -----------  ------------    ---------   -----------
Net realized gains (losses) from securities
   transactions                                   68,645     3,210,264      170,628     1,544,078
Realized gain distributions                            0             0            0             0
                                             -----------  ------------    ---------   -----------
Net realized gains (losses)                       68,645     3,210,264      170,628     1,544,078
                                             -----------  ------------    ---------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           225,908    16,367,916      498,707     3,568,807
   End of period                                 398,699    16,688,856      397,336     4,747,041
                                             -----------  ------------    ---------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 172,791       320,940     (101,371)    1,178,234
                                             -----------  ------------    ---------   -----------
Increase (decrease) in net assets from
   operations                                $   155,084  $  2,999,733    $  40,833   $ 2,620,990
                                             ===========  ============    =========   ===========

                                                Equity      Fundamental   Global       Global
                                             Opportunities    Growth       Bond       Equities
                                               Portfolio     Portfolio   Portfolio   Portfolio
                                               (Class 1)     (Class 1)   (Class 1)   (Class 1)
                                             -------------  -----------  ---------  -----------
Investment income:
   Dividends                                  $         0   $         0  $       0  $         0
                                              -----------   -----------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (82,304)      (72,516)   (35,779)     (70,883)
                                              -----------   -----------  ---------  -----------
Net investment income (loss)                      (82,304)      (72,516)   (35,779)     (70,883)
                                              -----------   -----------  ---------  -----------
Net realized gains (losses) from securities
    transactions:
   Proceeds from shares sold                    1,660,125     1,535,312    671,542    1,291,607
   Cost of shares sold                         (1,252,712)   (1,850,326)  (689,749)  (1,054,130)
                                              -----------   -----------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                   407,413      (315,014)   (18,207)     237,477
Realized gain distributions                             0             0          0            0
                                              -----------   -----------  ---------  -----------
Net realized gains (losses)                       407,413      (315,014)   (18,207)     237,477
                                              -----------   -----------  ---------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          1,860,253    (1,772,908)  (108,070)     735,757
   End of period                                1,844,142      (729,604)   101,075    1,344,211
                                              -----------   -----------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (16,111)    1,043,304    209,145      608,454
                                              -----------   -----------  ---------  -----------
Increase (decrease) in net assets from
   operations                                 $   308,998   $   655,774  $ 155,159  $   775,048
                                              ===========   ===========  =========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)


                                                                                      International
                                                 Growth       Growth-     High-Yield   Diversified
                                             Opportunities     Income        Bond        Equities
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                             -------------  -----------  -----------  -------------
Investment income:
   Dividends                                   $       0    $         0  $         0   $         0
                                               ---------    -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (8,360)      (248,110)    (117,728)      (90,196)
                                               ---------    -----------  -----------   -----------
Net investment income (loss)                      (8,360)      (248,110)    (117,728)      (90,196)
                                               ---------    -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     285,792      5,542,288    4,726,749     1,830,733
   Cost of shares sold                          (240,975)    (4,674,143)  (4,372,587)   (1,376,722)
                                               ---------    -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                   44,817        868,145      354,162       454,011
Realized gain distributions                            0              0            0             0
                                               ---------    -----------  -----------   -----------
Net realized gains (losses)                       44,817        868,145      354,162       454,011
                                               ---------    -----------  -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            94,232      2,747,429      760,804     1,428,918
   End of period                                 185,192      4,221,282      611,744     2,200,175
                                               ---------    -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                  90,960      1,473,853     (149,060)      771,257
                                               ---------    -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $ 127,417    $ 2,093,888  $    87,374   $ 1,135,072
                                               =========    ===========  ===========   ===========

                                                                 MFS
                                             International  Massachusetts      MFS
                                                Growth &      Investors       Total       Mid-Cap
                                                 Income         Trust         Return       Growth
                                               Portfolio      Portfolio     Portfolio    Portfolio
                                               (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  -------------  -----------  -----------
Investment income:
   Dividends                                  $         0    $         0   $         0  $         0
                                              -----------    -----------   -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (132,482)       (96,833)     (205,041)     (56,680)
                                              -----------    -----------   -----------  -----------
Net investment income (loss)                     (132,482)       (96,833)     (205,041)     (56,680)
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,647,286      2,029,798     3,303,437    1,105,045
   Cost of shares sold                         (1,609,428)    (1,667,591)   (2,766,386)  (1,156,731)
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions                                 1,037,858        362,207       537,051      (51,686)
Realized gain distributions                             0              0             0            0
                                              -----------    -----------   -----------  -----------
Net realized gains (losses)                     1,037,858        362,207       537,051      (51,686)
                                              -----------    -----------   -----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          4,111,375      1,234,272     2,519,886     (678,653)
   End of period                                4,432,289      1,821,274     3,015,217      203,821
                                              -----------    -----------   -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                  320,914        587,002       495,331      882,474
                                              -----------    -----------   -----------  -----------
Increase (decrease) in net assets from
   operations                                 $ 1,226,290    $   852,376   $   827,341  $   774,108
                                              ===========    ===========   ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)


                                                                       Telecom    Worldwide
                                             Real Estate  Technology   Utility   High Income
                                              Portfolio    Portfolio  Portfolio   Portfolio
                                              (Class 1)    (Class 1)  (Class 1)   (Class 1)
                                             -----------  ----------  ---------  -----------
Investment income:
   Dividends                                 $        0   $       0   $       0   $       0
                                             ----------   ---------   ---------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (77,438)     (7,699)    (25,828)    (34,083)
                                             ----------   ---------   ---------   ---------
Net investment income (loss)                    (77,438)     (7,699)    (25,828)    (34,083)
                                             ----------   ---------   ---------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                  1,487,386     140,855     540,899     651,491
   Cost of shares sold                         (936,518)   (123,963)   (492,562)   (633,801)
                                             ----------   ---------   ---------   ---------
Net realized gains (losses) from securities
   transactions                                 550,868      16,892      48,337      17,690
Realized gain distributions                           0           0           0           0
                                             ----------   ---------   ---------   ---------
Net realized gains (losses)                     550,868      16,892      48,337      17,690
                                             ----------   ---------   ---------   ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        2,674,704      41,485      (8,124)     21,001
   End of period                              1,810,271     164,799     272,903     134,118
                                             ----------   ---------   ---------   ---------
Change in net unrealized appreciation
   (depreciation) of investments               (864,433)    123,314     281,027     113,117
                                             ----------   ---------   ---------   ---------
Increase (decrease) in net assets from
   operations                                $ (391,003)  $ 132,507   $ 303,536   $  96,724
                                             ==========   =========   =========   =========

                                                                        American       American
                                             Aggressive   Alliance     Funds Asset   Funds Global
                                               Growth      Growth      Allocation     Growth SAST
                                              Portfolio   Portfolio  SAST Portfolio    Portfolio
                                              (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                             ----------  ----------  --------------  ------------
Investment income:
   Dividends                                 $       0   $        0     $   168        $      0
                                             ---------   ----------     -------        --------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (18,711)    (135,346)     (1,945)         (7,117)
                                             ---------   ----------     -------        --------
Net investment income (loss)                   (18,711)    (135,346)     (1,777)         (7,117)
                                             ---------   ----------     -------        --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   140,215      777,742       7,053          81,677
   Cost of shares sold                        (113,799)    (649,634)     (6,632)        (78,326)
                                             ---------   ----------     -------        --------
Net realized gains (losses) from securities
   transactions                                 26,416      128,108         421           3,351
Realized gain distributions                          0            0           2               0
                                             ---------   ----------     -------        --------
Net realized gains (losses)                     26,416      128,108         423           3,351
                                             ---------   ----------     -------        --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         191,617    1,083,773          47             105
   End of period                               282,700    2,486,853       9,296          78,701
                                             ---------   ----------     -------        --------
Change in net unrealized appreciation
   (depreciation) of investments                91,083    1,403,080       9,249          78,596
                                             ---------   ----------     -------        --------
Increase (decrease) in net assets from
   operations                                $  98,788   $1,395,842     $ 7,895        $ 74,830
                                             =========   ==========     =======        ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                            American
                                               American      Funds
                                                Funds       Growth-               Blue Chip
                                             Growth SAST  Income SAST   Balanced    Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio
                                              (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                             -----------  -----------  ---------  ---------
Investment income:
   Dividends                                  $     129    $     473   $       0  $      0
                                              ---------    ---------   ---------  --------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,393)      (7,609)    (11,303)  (12,836)
                                              ---------    ---------   ---------  --------
Net investment income (loss)                     (3,264)      (7,136)    (11,303)  (12,836)
                                              ---------    ---------   ---------  --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    109,155      156,573     775,020    54,791
   Cost of shares sold                         (107,527)    (151,562)   (782,758)  (48,406)
                                              ---------    ---------   ---------  --------
Net realized gains (losses) from securities
   transactions                                   1,628        5,011      (7,738)    6,385
Realized gain distributions                          16           35           0         0
                                              ---------    ---------   ---------  --------
Net realized gains (losses)                       1,644        5,046      (7,738)    6,385
                                              ---------    ---------   ---------  --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               60           27      45,545    85,026
   End of period                                 45,918       63,675      97,125   232,473
                                              ---------    ---------   ---------  --------
Change in net unrealized appreciation
   (depreciation) of investments                 45,858       63,648      51,580   147,447
                                              ---------    ---------   ---------  --------
Increase (decrease) in net assets from
   operations                                 $  44,238    $  61,558   $  32,539  $140,996
                                              =========    =========   =========  ========


                                                                                   Davis
                                              Capital       Cash     Corporate    Venture
                                               Growth    Management     Bond       Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  -----------  ---------  -----------
Investment income:
   Dividends                                 $      0   $         0  $       0  $         0
                                             --------   -----------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (7,764)      (87,804)  (116,255)    (289,977)
                                             --------   -----------  ---------  -----------
Net investment income (loss)                   (7,764)      (87,804)  (116,255)    (289,977)
                                             --------   -----------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   62,304     2,752,401    360,537    1,478,930
   Cost of shares sold                        (54,630)   (2,653,729)  (355,139)  (1,173,596)
                                             --------   -----------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                 7,674        98,672      5,398      305,334
Realized gain distributions                         0             0          0            0
                                             --------   -----------  ---------  -----------
Net realized gains (losses)                     7,674        98,672      5,398      305,334
                                             --------   -----------  ---------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         64,768       115,832    (30,583)   3,830,008
   End of period                              181,318       270,765    272,618    5,320,450
                                             --------   -----------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments              116,550       154,933    303,201    1,490,442
                                             --------   -----------  ---------  -----------
Increase (decrease) in net assets from
   operations                                $116,460   $   165,801  $ 192,344  $ 1,505,799
                                             ========   ===========  =========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                              "Dogs" of    Emerging       Equity       Foreign
                                             Wall Street    Markets   Opportunities     Value
                                              Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                             -----------  ----------  -------------  -----------
Investment income:
   Dividends                                  $       0   $        0    $       0    $         0
                                              ---------   ----------    ---------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (12,678)     (77,828)     (26,244)      (205,010)
                                              ---------   ----------    ---------    -----------
Net investment income (loss)                    (12,678)     (77,828)     (26,244)      (205,010)
                                              ---------   ----------    ---------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    134,773      885,626      268,836      1,604,670
   Cost of shares sold                         (117,816)    (658,591)    (228,664)    (1,128,613)
                                              ---------   ----------    ---------    -----------
Net realized gains (losses) from securities
   transactions                                  16,957      227,035       40,172        476,057
Realized gain distributions                           0            0            0              0
                                              ---------   ----------    ---------    -----------
Net realized gains (losses)                      16,957      227,035       40,172        476,057
                                              ---------   ----------    ---------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          115,803      564,977      376,042      4,113,611
   End of period                                113,719    2,415,326      460,677      5,893,385
                                              ---------   ----------    ---------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (2,084)   1,850,349       84,635      1,779,774
                                              ---------   ----------    ---------    -----------
Increase (decrease) in net assets from
   operations                                 $   2,195   $1,999,556    $  98,563    $ 2,050,821
                                              =========   ==========    =========    ===========

                                             Fundamental    Global     Global       Growth
                                                Growth       Bond     Equities  Opportunities
                                              Portfolio   Portfolio  Portfolio    Portfolio
                                              (Class 3)   (Class 3)  (Class 3)    (Class 3)
                                             -----------  ---------  ---------  -------------
Investment income:
   Dividends                                  $      0    $      0   $      0     $       0
                                              --------    --------   --------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (6,093)    (18,301)   (19,004)      (20,566)
                                              --------    --------   --------     ---------
Net investment income (loss)                    (6,093)    (18,301)   (19,004)      (20,566)
                                              --------    --------   --------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    41,011      80,091     65,180       166,816
   Cost of shares sold                         (37,015)    (83,048)   (48,823)     (142,370)
                                              --------    --------   --------     ---------
Net realized gains (losses) from securities
   transactions                                  3,996      (2,957)    16,357        24,446
Realized gain distributions                          0           0          0             0
                                              --------    --------   --------     ---------
Net realized gains (losses)                      3,996      (2,957)    16,357        24,446
                                              --------    --------   --------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          26,794     (71,604)   265,513        65,427
   End of period                               116,731      51,441    475,336       368,124
                                              --------    --------   --------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                89,937     123,045    209,823       302,697
                                              --------    --------   --------     ---------
Increase (decrease) in net assets from
   operations                                 $ 87,840    $101,787   $207,176     $ 306,577
                                              ========    ========   ========     =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)


                                                                    International  International
                                              Growth-   High-Yield   Diversified      Growth &
                                               Income      Bond        Equities        Income
                                             Portfolio   Portfolio    Portfolio      Portfolio
                                             (Class 3)   (Class 3)    (Class 3)      (Class 3)
                                             ---------  ----------  -------------  -------------
Investment income:
   Dividends                                 $      0   $       0    $        0     $        0
                                             --------   ---------    ----------     ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (9,870)    (25,022)     (149,856)       (72,332)
                                             --------   ---------    ----------     ----------
Net investment income (loss)                   (9,870)    (25,022)     (149,856)       (72,332)
                                             --------   ---------    ----------     ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   52,821     151,490       982,188        346,249
   Cost of shares sold                        (44,436)   (146,682)     (700,524)      (277,127)
                                             --------   ---------    ----------     ----------
Net realized gains (losses) from securities
   transactions                                 8,385       4,808       281,664         69,122
Realized gain distributions                         0           0             0              0
                                             --------   ---------    ----------     ----------
Net realized gains (losses)                     8,385       4,808       281,664         69,122
                                             --------   ---------    ----------     ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        111,460      48,748     2,687,395        741,466
   End of period                              193,607      71,407     4,398,172      1,403,374
                                             --------   ---------    ----------     ----------
Change in net unrealized appreciation
   (depreciation) of investments               82,147      22,659     1,710,777        661,908
                                             --------   ---------    ----------     ----------
Increase (decrease) in net assets from
   operations                                $ 80,662   $   2,445    $1,842,585     $  658,698
                                             ========   =========    ==========     ==========

                                                             MFS
                                              Marsico   Massachusetts
                                              Focused     Investors    MFS Total    Mid-Cap
                                               Growth       Trust        Return     Growth
                                             Portfolio    Portfolio    Portfolio   Portfolio
                                             (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ---------  -------------  ---------  ----------
Investment income:
   Dividends                                 $       0    $       0    $       0  $        0
                                             ---------    ---------    ---------  ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (16,959)     (32,651)     (94,192)    (53,547)
                                             ---------    ---------    ---------  ----------
Net investment income (loss)                   (16,959)     (32,651)     (94,192)    (53,547)
                                             ---------    ---------    ---------  ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   118,077      314,625      678,069     476,970
   Cost of shares sold                        (101,804)    (246,053)    (629,668)   (394,257)
                                             ---------    ---------    ---------  ----------
Net realized gains (losses) from securities
   transactions                                 16,273       68,572       48,401      82,713
Realized gain distributions                          0            0            0           0
                                             ---------    ---------    ---------  ----------
Net realized gains (losses)                     16,273       68,572       48,401      82,713
                                             ---------    ---------    ---------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         141,979      511,104      322,353     387,640
   End of period                               331,029      746,892      695,845   1,050,024
                                             ---------    ---------    ---------  ----------
Change in net unrealized appreciation
   (depreciation) of investments               189,050      235,788      373,492     662,384
                                             ---------    ---------    ---------  ----------
Increase (decrease) in net assets from
   operations                                $ 188,364    $ 271,709    $ 327,701  $  691,550
                                             =========    =========    =========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                          Small &     Small
                                                Real      Mid Cap    Company
                                               Estate      Value      Value    Technology
                                             Portfolio   Portfolio  Portfolio   Portfolio
                                             (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ---------  ----------  ---------  ----------
Investment income:
   Dividends                                 $       0  $        0  $       0   $      0
                                             ---------  ----------  ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (69,094)   (120,936)   (19,121)    (9,841)
                                             ---------  ----------  ---------   --------
Net investment income (loss)                   (69,094)   (120,936)   (19,121)    (9,841)
                                             ---------  ----------  ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   364,754     554,504    112,699     69,035
   Cost of shares sold                        (332,811)   (461,179)  (105,174)   (61,715)
                                             ---------  ----------  ---------   --------
Net realized gains (losses) from securities
   transactions                                 31,943      93,325      7,525      7,320
Realized gain distributions                          0           0          0          0
                                             ---------  ----------  ---------   --------
Net realized gains (losses)                     31,943      93,325      7,525      7,320
                                             ---------  ----------  ---------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         591,459     844,833      9,740     21,025
   End of period                               223,632   1,417,591    (20,300)   191,193
                                             ---------  ----------  ---------   --------
Change in net unrealized appreciation
   (depreciation) of investments              (367,827)    572,758    (30,040)   170,168
                                             ---------  ----------  ---------   --------
Increase (decrease) in net assets from
   operations                                $(404,978) $  545,147  $ (41,636)  $167,647
                                             =========  ==========  =========   ========

                                                                                   Growth
                                              Telecom    Worldwide                  and
                                              Utility   High Income   Comstock     Income
                                             Portfolio   Portfolio    Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class II)  (Class II)
                                             ---------  -----------  ----------  ----------
Investment income:
   Dividends                                 $      0    $      0    $  75,394   $  185,320
                                             --------    --------    ---------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (2,832)     (6,871)     (56,323)    (162,487)
                                             --------    --------    ---------   ----------
Net investment income (loss)                   (2,832)     (6,871)      19,071       22,833
                                             --------    --------    ---------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   15,949      31,046      589,518      823,379
   Cost of shares sold                        (14,479)    (30,408)    (529,645)    (727,207)
                                             --------    --------    ---------   ----------
Net realized gains (losses) from securities
   transactions                                 1,470         638       59,873       96,172
Realized gain distributions                         0           0      104,761      499,097
                                             --------    --------    ---------   ----------
Net realized gains (losses)                     1,470         638      164,634      595,269
                                             --------    --------    ---------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         27,599       6,784      531,315    1,728,474
   End of period                               59,110      33,688      474,164    1,710,764
                                             --------    --------    ---------   ----------
Change in net unrealized appreciation
   (depreciation) of investments               31,511      26,904      (57,151)     (17,710)
                                             --------    --------    ---------   ----------
Increase (decrease) in net assets from
   operations                                $ 30,149    $ 20,671    $ 126,554   $  600,392
                                             ========    ========    =========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                              Strategic   Diversified     Equity
                                               Growth    International    Income     Growth
                                              Portfolio     Account     Account I   Account
                                             (Class II)    (Class 2)    (Class 2)  (Class 2)
                                             ----------  -------------  ---------  ---------
Investment income:
    Dividends                                 $      0     $  14,925    $  19,734   $     0
                                              --------     ---------    ---------   -------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (6,908)       (8,216)     (32,527)   (1,157)
                                              --------     ---------    ---------   -------
Net investment income (loss)                    (6,908)        6,709      (12,793)   (1,157)
                                              --------     ---------    ---------   -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    99,131       107,663      303,114     2,505
   Cost of shares sold                         (90,759)     (110,261)    (267,394)   (2,160)
                                              --------     ---------    ---------   -------
Net realized gains (losses) from securities
   transactions                                  8,372        (2,598)      35,720       345
Realized gain distributions                          0       148,532      125,439         0
                                              --------     ---------    ---------   -------
Net realized gains (losses)                      8,372       145,934      161,159       345
                                              --------     ---------    ---------   -------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          42,636        64,750      279,309     9,914
   End of period                               124,427        18,338      305,614    27,055
                                              --------     ---------    ---------   -------
Change in net unrealized appreciation
   (depreciation) of investments                81,791       (46,412)      26,305    17,141
                                              --------     ---------    ---------   -------
Increase (decrease) in net assets from
   operations                                 $ 83,255     $ 106,231    $ 174,671   $16,329
                                              ========     =========    =========   =======

                                                         LargeCap    MidCap     Money
                                               Income     Blend      Stock      Market
                                              Account    Account    Account    Account
                                             (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ---------  ---------  ---------  ---------
Investment income:
    Dividends                                $  42,521   $ 2,433   $  18,512  $   5,127
                                             ---------   -------   ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (8,006)   (2,051)    (33,433)    (1,802)
                                             ---------   -------   ---------  ---------
Net investment income (loss)                    34,515       382     (14,921)     3,325
                                             ---------   -------   ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   127,850     8,012     366,010    228,033
   Cost of shares sold                        (130,640)   (7,218)   (348,221)  (228,033)
                                             ---------   -------   ---------  ---------
Net realized gains (losses) from securities
   transactions                                 (2,790)      794      17,789          0
Realized gain distributions                      1,034     5,995     185,151          0
                                             ---------   -------   ---------  ---------
Net realized gains (losses)                     (1,756)    6,789     202,940          0
                                             ---------   -------   ---------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           6,618    16,955      71,016          0
   End of period                               (15,033)   22,783    (109,985)         0
                                             ---------   -------   ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments               (21,651)    5,828    (181,001)         0
                                             ---------   -------   ---------  ---------
Increase (decrease) in net assets from
   operations                                $  11,108   $12,999   $   7,018  $   3,325
                                             =========   =======   =========  =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                                        SAM
                                              Mortgage   Real Estate      SAM      Conservative
                                             Securities   Securities    Balanced     Balanced
                                               Account     Account     Portfolio     Portfolio
                                              (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                             ----------  -----------  -----------  ------------
Investment income:
   Dividends                                   $ 382      $  10,656   $   325,393   $  47,090
                                               -----      ---------   -----------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (85)        (3,991)     (163,198)    (17,677)
                                               -----      ---------   -----------   ---------
Net investment income (loss)                     297          6,665       162,195      29,413
                                               -----      ---------   -----------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     741        516,213     2,321,738     132,693
   Cost of shares sold                          (804)      (598,320)   (1,945,262)   (118,862)
                                               -----      ---------   -----------   ---------
Net realized gains (losses) from securities
   transactions                                  (63)       (82,107)      376,476      13,831
Realized gain distributions                        0        139,368             0      18,956
                                               -----      ---------   -----------   ---------
Net realized gains (losses)                      (63)        57,261       376,476      32,787
                                               -----      ---------   -----------   ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          (229)        73,198     1,812,669     112,314
   End of period                                (310)       (11,875)    2,256,236     129,577
                                               -----      ---------   -----------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (81)       (85,073)      443,567      17,263
                                               -----      ---------   -----------   ---------
Increase (decrease) in net assets from
   operations                                  $ 153      $ (21,147)  $   982,238   $  79,463
                                               =====      =========   ===========   =========

                                                  SAM         SAM        SAM
                                             Conservative   Flexible  Strategic  Short-Term
                                                Growth       Income     Growth     Income
                                               Portfolio   Portfolio  Portfolio    Account
                                               (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                             ------------  ---------  ---------  ----------
Investment income:
   Dividends                                  $  47,217    $ 107,677  $   4,526   $  1,373
                                              ---------    ---------  ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (38,925)     (29,097)    (5,451)      (353)
                                              ---------    ---------  ---------   --------
Net investment income (loss)                      8,292       78,580       (925)     1,020
                                              ---------    ---------  ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    208,204      407,337     72,831     37,009
   Cost of shares sold                         (165,554)    (384,757)   (56,258)   (37,739)
                                              ---------    ---------  ---------   --------
Net realized gains (losses) from securities
   transactions                                  42,650       22,580     16,573       (730)
Realized gain distributions                           0       36,336          0          0
                                              ---------    ---------  ---------   --------
Net realized gains (losses)                      42,650       58,916     16,573       (730)
                                              ---------    ---------  ---------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          485,935      116,922     77,468     (1,189)
   End of period                                701,704       69,963    110,532       (886)
                                              ---------    ---------  ---------   --------
Change in net unrealized appreciation
   (depreciation) of investments                215,769      (46,959)    33,064        303
                                              ---------    ---------  ---------   --------
Increase (decrease) in net assets from
   operations                                 $ 266,711    $  90,537  $  48,712   $    593
                                              =========    =========  =========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                                 Columbia
                                                                                 Marsico
                                                                     Columbia    Focused
                                                                    High Yield   Equities
                                              SmallCap  West Coast     Fund,       Fund,
                                               Growth     Equity     Variable    Variable
                                              Account     Account     Series      Series
                                             (Class 2)   (Class 2)   (Class A)  (Class A)
                                             ---------  ----------  ----------  ---------
Investment income:
   Dividends                                  $     0    $  4,752    $ 9,430    $    805
                                              -------    --------    -------    --------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,842)    (12,266)    (2,260)     (7,714)
                                              -------    --------    -------    --------
Net investment income (loss)                   (1,842)     (7,514)     7,170      (6,909)
                                              -------    --------    -------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    5,431     105,425      5,656      23,745
   Cost of shares sold                         (4,782)    (92,499)    (5,279)    (20,794)
                                              -------    --------    -------    --------
Net realized gains (losses) from securities
   transactions                                   649      12,926        377       2,951
Realized gain distributions                         0      34,239          0           0
                                              -------    --------    -------    --------
Net realized gains (losses)                       649      47,165        377       2,951
                                              -------    --------    -------    --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          6,514      85,770     10,939      39,853
   End of period                               21,320     130,340      5,430     121,110
                                              -------    --------    -------    --------
Change in net unrealized appreciation
   (depreciation) of investments               14,806      44,570     (5,509)     81,257
                                              -------    --------    -------    --------
Increase (decrease) in net assets from
   operations                                 $13,613    $ 84,221    $ 2,038    $ 77,299
                                              =======    ========    =======    ========




                                                Asset      Global                   Growth-
                                             Allocation    Growth       Growth       Income
                                                Fund        Fund         Fund         Fund
                                              (Class 2)   (Class 2)   (Class 2)    (Class 2)
                                             ----------  ----------  -----------  -----------
Investment income:
   Dividends                                  $  2,692   $  179,458  $    24,608  $    47,400
                                              --------   ----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (4,172)    (159,006)    (167,465)    (197,297)
                                              --------   ----------  -----------  -----------
Net investment income (loss)                    (1,480)      20,452     (142,857)    (149,897)
                                              --------   ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    20,086      922,848    1,568,950    1,681,343
   Cost of shares sold                         (18,682)    (718,264)  (1,252,361)  (1,430,871)
                                              --------   ----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                  1,404      204,584      316,589      250,472
Realized gain distributions                     24,856      598,584    1,021,668      575,981
                                              --------   ----------  -----------  -----------
Net realized gains (losses)                     26,260      803,168    1,338,257      826,453
                                              --------   ----------  -----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           3,141    2,161,149    1,840,114    1,975,011
   End of period                                38,318    3,084,487    2,697,167    2,895,702
                                              --------   ----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                35,177      923,338      857,053      920,691
                                              --------   ----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                 $ 59,957   $1,746,958  $ 2,052,453  $ 1,597,247
                                              ========   ==========  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                             Growth and    Mid Cap
                                               Income       Value     MTB Large    MTB Large
                                              Portfolio   Portfolio   Cap Growth   Cap Value
                                             (Class VC)  (Class VC)  Fund II (1)  Fund II (1)
                                             ----------  ----------  -----------  -----------
Investment income:
   Dividends                                 $       0    $     0        $  0        $ 282
                                             ---------    -------        ----        -----
Expenses:
   Charges for distribution, mortality and
      expense risk                             (66,612)      (621)        (17)        (296)
                                             ---------    -------        ----        -----
Net investment income (loss)                   (66,612)      (621)        (17)         (14)
                                             ---------    -------        ----        -----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   306,160      3,466          48          811
   Cost of shares sold                        (281,830)    (3,371)        (45)        (858)
                                             ---------    -------        ----        -----
Net realized gains (losses) from securities
   transactions                                 24,330         95           3          (47)
Realized gain distributions                          0          0           0            0
                                             ---------    -------        ----        -----
Net realized gains (losses)                     24,330         95           3          (47)
                                             ---------    -------        ----        -----
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         462,566         11           0            0
   End of period                               880,754        218         799          475
                                             ---------    -------        ----        -----
Change in net unrealized appreciation
   (depreciation) of investments               418,188        207         799          475
                                             ---------    -------        ----        -----
Increase (decrease) in net assets from
   operations                                $ 375,906    $  (319)       $785        $ 414
                                             =========    =======        ====        =====

                                               MTB Managed
                                             Allocation Fund
                                               - Moderate
                                              Growth II (1)
                                             ---------------
Investment income:
   Dividends                                     $    0
                                                 ------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (389)
                                                 ------
Net investment income (loss)                       (389)
                                                 ------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        447
   Cost of shares sold                             (432)
                                                 ------
Net realized gains (losses) from securities
   transactions                                      15
Realized gain distributions                           0
                                                 ------
Net realized gains (losses)                          15
                                                 ------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                                0
   End of period                                  2,367
                                                 ------
Change in net unrealized appreciation
   (depreciation) of investments                  2,367
                                                 ------
Increase (decrease) in net assets from
   operations                                    $1,993
                                                 ======

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                         Government
                                                Asset       Capital     and Quality
                                              Allocation  Appreciation     Bond        Growth
                                              Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   146,138  $  (184,903)  $   390,342  $   (58,551)
   Net realized gains (losses) from
      securities transactions                    623,359    3,765,987       (53,538)   1,514,658
   Change in net unrealized appreciation
      (depreciation) of investments              (45,008)   1,310,781       (12,177)      73,403
                                             -----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                         724,489    4,891,865       324,627    1,529,510
                                             -----------  -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                   19,009       12,132         4,038        6,724
   Cost of units redeemed                     (1,844,791)  (3,941,746)   (2,311,059)  (1,562,581)
   Net transfers                                 258,467     (308,520)       46,631      (62,223)
   Contract maintenance charge                    (1,829)      (4,150)       (2,636)      (2,580)
                                             -----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,569,144)  (4,242,284)   (2,263,026)  (1,620,660)
                                             -----------  -----------   -----------  -----------
Increase (decrease) in net assets               (844,655)     649,581    (1,938,399)     (91,150)
Net assets at beginning of period              9,977,259   23,597,538    16,379,702   12,810,872
                                             -----------  -----------   -----------  -----------
Net assets at end of period                  $ 9,132,604  $24,247,119   $14,441,303  $12,719,722
                                             ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        739          319           300          174
   Units redeemed                                (70,210)     (84,604)     (131,787)     (42,617)
   Units transferred                               9,635       (6,369)        2,917       (1,981)
                                             -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding         (59,836)     (90,654)     (128,570)     (44,424)
Beginning units                                  394,248      541,588       938,287      373,400
                                             -----------  -----------   -----------  -----------
Ending units                                     334,412      450,934       809,717      328,976
                                             ===========  ===========   ===========  ===========

                                                                                     Government
                                               Natural      Asset       Capital     and Quality
                                              Resources   Allocation  Appreciation     Bond
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 3)    (Class 3)    (Class 3)
                                             -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (1,690) $   42,048  $  (162,123)  $   540,798
   Net realized gains (losses) from
      securities transactions                  1,693,135     137,612    2,353,295        (7,786)
   Change in net unrealized appreciation
      (depreciation) of investments              822,356      20,951    1,400,886      (143,039)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from operations                       2,513,801     200,611    3,592,058       389,973
                                             -----------  ----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                    8,755     146,942    1,806,175     3,538,288
   Cost of units redeemed                     (1,041,938)   (152,819)    (767,818)     (979,402)
   Net transfers                                (786,224)    194,827      667,076     2,047,288
   Contract maintenance charge                    (1,107)       (225)      (1,066)       (1,405)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (1,820,514)    188,725    1,704,367     4,604,769
                                             -----------  ----------  -----------   -----------
Increase (decrease) in net assets                693,287     389,336    5,296,425     4,994,742
Net assets at beginning of period              8,665,254   2,422,849   14,012,679    16,715,764
                                             -----------  ----------  -----------   -----------
Net assets at end of period                  $ 9,358,541  $2,812,185  $19,309,104   $21,710,506
                                             ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        168       5,717       61,254       209,446
   Units redeemed                                (19,056)     (5,817)     (19,029)      (56,761)
   Units transferred                             (14,218)      7,649       24,237       119,418
                                             -----------  ----------  -----------   -----------
Increase (decrease) in units outstanding         (33,106)      7,549       66,462       272,103
Beginning units                                  178,574      97,095      334,692       971,781
                                             -----------  ----------  -----------   -----------
Ending units                                     145,468     104,644      401,154     1,243,884
                                             ===========  ==========  ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                            Natural    Aggressive    Alliance
                                                Growth     Resources     Growth      Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)    (Class 3)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (60,863) $   (2,734) $   (84,077) $  (287,646)
                                             -----------  ----------  -----------  -----------
   Net realized gains (losses) from
      securities transactions                  1,154,636     511,817       79,428     (840,986)
   Change in net unrealized appreciation
      (depreciation) of investments                4,388   1,216,209      598,165    4,056,223
                                             -----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                       1,098,161   1,725,292      593,516    2,927,591
                                             -----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  910,111   1,470,043        5,696       92,928
   Cost of units redeemed                       (465,701)   (261,571)  (1,195,921)  (4,903,965)
   Net transfers                                 (92,710)    441,604     (505,595)  (1,842,591)
   Contract maintenance charge                      (792)       (346)      (1,849)      (6,625)
                                             -----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions               350,908   1,649,730   (1,697,669)  (6,660,253)
                                             -----------  ----------  -----------  -----------
Increase (decrease) in net assets              1,449,069   3,375,022   (1,104,153)  (3,732,662)
Net assets at beginning of period              8,713,522   4,473,238    7,704,037   27,754,618
                                             -----------  ----------  -----------  -----------
Net assets at end of period                  $10,162,591  $7,848,260  $ 6,599,884  $24,021,956
                                             ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     25,125      31,306          314        2,834
   Units redeemed                                (13,027)     (4,687)     (63,426)    (142,661)
   Units transferred                              (2,468)      9,475      (27,740)     (53,005)
                                             -----------  ----------  -----------  -----------
Increase (decrease) in units outstanding           9,630      36,094      (90,852)    (192,832)
Beginning units                                  256,933      94,544      437,597      837,107
                                             -----------  ----------  -----------  -----------
Ending units                                     266,563     130,638      346,745      644,275
                                             ===========  ==========  ===========  ===========
                                                           Blue Chip      Capital       Cash
                                               Balanced     Growth        Growth     Management
                                              Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                             -----------  ----------    ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (89,559) $  (20,470)   $  (12,125) $  (130,580)
                                             -----------  ----------    ----------  -----------
   Net realized gains (losses) from
      securities transactions                     21,689      62,975        95,155      172,993
   Change in net unrealized appreciation
      (depreciation) of investments              502,147     182,299        76,828      230,815
                                             -----------  ----------    ----------  -----------
      Increase (decrease) in net assets
         from operations                         434,277     224,804       159,858      273,228
                                             -----------  ----------    ----------  -----------
From capital transactions:
   Net proceeds from units sold                   11,296       7,758         2,953        5,798
   Cost of units redeemed                     (1,281,291)   (214,375)     (110,068)  (4,953,311)
   Net transfers                                (167,717)     91,893       (10,526)   7,295,350
   Contract maintenance charge                    (2,057)       (304)         (156)      (1,723)
                                             -----------  ----------    ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,439,769)   (115,028)     (117,797)   2,346,114
                                             -----------  ----------    ----------  -----------
Increase (decrease) in net assets             (1,005,492)    109,776        42,061    2,619,342
Net assets at beginning of period              8,315,962   1,752,678     1,064,938    9,796,654
                                             -----------  ----------    ----------  -----------
Net assets at end of period                  $ 7,310,470  $1,862,454    $1,106,999  $12,415,996
                                             ===========  ==========    ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        687       1,134           342          405
   Units redeemed                                (76,060)    (31,183)      (12,787)    (364,605)
   Units transferred                              (9,843)     12,772          (497)     537,768
                                             -----------  ----------    ----------  -----------
Increase (decrease) in units outstanding         (85,216)    (17,277)      (12,942)     173,568
Beginning units                                  507,142     275,644       130,205      731,417
                                             -----------  ----------    ----------  -----------
Ending units                                     421,926     258,367       117,263      904,985
                                             ===========  ==========    ==========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                               Corporate      Davis       "Dogs" of     Emerging
                                                 Bond     Venture Value  Wall Street    Markets
                                              Portfolio     Portfolio     Portfolio    Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (86,352)  $  (531,471)  $  (28,424)  $  (101,322)
   Net realized gains (losses) from
      securities transactions                     68,645     3,210,264      170,628     1,544,078
   Change in net unrealized appreciation
      (depreciation) of investments              172,791       320,940     (101,371)    1,178,234
                                             -----------   -----------   ----------   -----------
      Increase (decrease) in net assets
         from operations                         155,084     2,999,733       40,833     2,620,990
                                             -----------   -----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                   10,717        61,667        5,854         7,991
   Cost of units redeemed                     (1,283,395)   (7,423,917)    (497,565)   (2,386,771)
   Net transfers                                 126,258      (482,357)     (31,338)     (740,404)
   Contract maintenance charge                    (1,125)       (9,703)        (524)       (1,141)
                                             -----------   -----------   ----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (1,147,545)   (7,854,310)    (523,573)   (3,120,325)
                                             -----------   -----------   ----------   -----------
Increase (decrease) in net assets               (992,461)   (4,854,577)    (482,740)     (499,335)
Net assets at beginning of period              8,106,771    48,642,189    2,666,848     9,766,665
                                             -----------   -----------   ----------   -----------
Net assets at end of period                  $ 7,114,310   $43,787,612   $2,184,108   $ 9,267,330
                                             ===========   ===========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        590         1,514          445           339
   Units redeemed                                (70,884)     (183,080)     (37,432)     (114,402)
   Units transferred                               6,972       (11,271)      (1,820)      (34,356)
                                             -----------   -----------   ----------   -----------
Increase (decrease) in units outstanding         (63,322)     (192,837)     (38,807)     (148,419)
Beginning units                                  451,616     1,246,273      204,092       507,829
                                             -----------   -----------   ----------   -----------
Ending units                                     388,294     1,053,436      165,285       359,410
                                             ===========   ===========   ==========   ===========

                                                 Equity     Fundamental    Global      Global
                                             Opportunities     Growth       Bond      Equities
                                               Portfolio     Portfolio    Portfolio   Portfolio
                                               (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             -------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (82,304)  $   (72,516) $  (35,779) $  (70,883)
   Net realized gains (losses) from
      securities transactions                     407,413      (315,014)    (18,207)    237,477
   Change in net unrealized appreciation
      (depreciation) of investments               (16,111)    1,043,304     209,145     608,454
                                              -----------   -----------  ----------  ----------
      Increase (decrease) in net assets
         from operations                          308,998       655,774     155,159     775,048
                                              -----------   -----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                     9,084         9,706       9,241       7,051
   Cost of units redeemed                      (1,137,706)   (1,334,697)   (560,104)   (962,550)
   Net transfers                                 (382,092)      (98,062)    423,973      15,732
   Contract maintenance charge                     (1,097)       (2,108)       (441)     (1,292)
                                              -----------   -----------  ----------  ----------
      Increase (decrease) in net assets
         from capital transactions             (1,511,811)   (1,425,161)   (127,331)   (941,059)
                                              -----------   -----------  ----------  ----------
Increase (decrease) in net assets              (1,202,813)     (769,387)     27,828    (166,011)
Net assets at beginning of period               7,930,109     7,044,969   3,250,643   6,286,525
                                              -----------   -----------  ----------  ----------
Net assets at end of period                   $ 6,727,296   $ 6,275,582  $3,278,471  $6,120,514
                                              ===========   ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         408           503         506         333
   Units redeemed                                 (53,694)      (68,407)    (31,228)    (37,965)
   Units transferred                              (18,618)       (5,015)     23,365       1,039
                                              -----------   -----------  ----------  ----------
Increase (decrease) in units outstanding          (71,904)      (72,919)     (7,357)    (36,593)
Beginning units                                   380,114       370,504     180,544     261,380
                                              -----------   -----------  ----------  ----------
Ending units                                      308,210       297,585     173,187     224,787
                                              ===========   ===========  ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                                      International
                                                 Growth       Growth-     High-Yield   Diversified
                                             Opportunities     Income        Bond        Equities
                                               Portfolio     Portfolio    Portfolio     Portfolio
                                               (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                             -------------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (8,360)    $  (248,110) $  (117,728)  $   (90,196)
   Net realized gains (losses) from
      securities transactions                    44,817         868,145      354,162       454,011
   Change in net unrealized appreciation
      (depreciation) of investments              90,960       1,473,853     (149,060)      771,257
                                               --------     -----------  -----------   -----------
      Increase (decrease) in net assets
         from operations                        127,417       2,093,888       87,374     1,135,072
                                               --------     -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                   3,746          21,509        4,865        16,035
   Cost of units redeemed                       (88,917)     (4,623,222)  (2,478,463)   (1,164,272)
   Net transfers                                (14,560)       (567,101)    (785,621)     (122,921)
   Contract maintenance charge                     (110)         (5,390)      (1,466)       (1,204)
                                               --------     -----------  -----------   -----------
      Increase (decrease) in net assets
         from capital transactions              (99,841)     (5,174,204)  (3,260,685)   (1,272,362)
                                               --------     -----------  -----------   -----------
Increase (decrease) in net assets                27,576      (3,080,316)  (3,173,311)     (137,290)
Net assets at beginning of period               805,175      23,526,553   12,084,690     7,937,585
                                               --------     -----------  -----------   -----------
Net assets at end of period                    $832,751     $20,446,237  $ 8,911,379   $ 7,800,295
                                               ========     ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       553             644          404         1,059
   Units redeemed                               (14,310)       (140,095)    (116,672)      (74,912)
   Units transferred                             (4,238)        (17,401)     (37,299)       (6,730)
                                               --------     -----------  -----------   -----------
Increase (decrease) in units outstanding        (17,995)       (156,852)    (153,567)      (80,583)
Beginning units                                 142,002         742,995      573,502       545,060
                                               --------     -----------  -----------   -----------
Ending units                                    124,007         586,143      419,935       464,477
                                               ========     ===========  ===========   ===========

                                                                    MFS
                                              International    Massachusetts    MFS Total     Mid-Cap
                                             Growth & Income  Investors Trust     Return      Growth
                                                Portfolio        Portfolio      Portfolio    Portfolio
                                                (Class 1)        (Class 1)      (Class 1)    (Class 1)
                                             ---------------  ---------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (132,482)     $   (96,833)   $  (205,041) $  (56,680)
   Net realized gains (losses) from
      securities transactions                    1,037,858          362,207        537,051     (51,686)
   Change in net unrealized appreciation
      (depreciation) of investments                320,914          587,002        495,331     882,474
                                               -----------      -----------    -----------  ----------
      Increase (decrease) in net assets
         from operations                         1,226,290          852,376        827,341     774,108
                                               -----------      -----------    -----------  ----------
From capital transactions:
   Net proceeds from units sold                     23,159            4,881         13,722      20,306
   Cost of units redeemed                       (1,906,241)      (1,730,694)    (2,538,589)   (732,174)
   Net transfers                                   121,885           35,853       (319,230)    (10,882)
   Contract maintenance charge                      (1,718)          (1,611)        (3,298)     (1,119)
                                               -----------      -----------    -----------  ----------
      Increase (decrease) in net assets
         from capital transactions              (1,762,915)      (1,691,571)    (2,847,395)   (723,869)
                                               -----------      -----------    -----------  ----------
Increase (decrease) in net assets                 (536,625)        (839,195)    (2,020,054)     50,239
Net assets at beginning of period               11,697,749        9,055,026     18,952,867   4,999,231
                                               -----------      -----------    -----------  ----------
Net assets at end of period                    $11,161,124      $ 8,215,831    $16,932,813  $5,049,470
                                               ===========      ===========    ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,148              212            487       1,791
   Units redeemed                                  (95,520)         (70,760)       (87,691)    (63,256)
   Units transferred                                 7,060            2,149        (11,175)         97
                                               -----------      -----------    -----------  ----------
Increase (decrease) in units outstanding           (87,312)         (68,399)       (98,379)    (61,368)
Beginning units                                    618,360          385,451        674,463     459,103
                                               -----------      -----------    -----------  ----------
Ending units                                       531,048          317,052        576,084     397,735
                                               ===========      ===========    ===========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)



                                                                                   Worldwide
                                                                        Telecom      High
                                             Real Estate  Technology    Utility     Income
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                             -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (77,438)  $ (7,699)  $  (25,828) $  (34,083)
   Net realized gains (losses) from
      securities transactions                    550,868     16,892       48,337      17,690
   Change in net unrealized appreciation
      (depreciation) of investments             (864,433)   123,314      281,027     113,117
                                             -----------   --------   ----------  ----------
      Increase (decrease) in net assets
         from operations                        (391,003)   132,507      303,536      96,724
                                             -----------   --------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                   12,682      2,442        2,058       4,077
   Cost of units redeemed                       (685,513)   (39,379)    (386,829)   (441,022)
   Net transfers                                (336,737)    43,891       17,513       8,493
   Contract maintenance charge                    (1,029)      (115)        (415)       (581)
                                             -----------   --------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (1,010,597)     6,839     (367,673)   (429,033)
                                             -----------   --------   ----------  ----------
Increase (decrease) in net assets             (1,401,600)   139,346      (64,137)   (332,309)
Net assets at beginning of period              7,042,071    675,112    2,226,218   3,154,236
                                             -----------   --------   ----------  ----------
Net assets at end of period                  $ 5,640,471   $814,458   $2,162,081  $2,821,927
                                             ===========   ========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        353        947          131         186
   Units redeemed                                (21,766)   (15,108)     (23,337)    (20,351)
   Units transferred                             (12,218)    13,447        1,217         296
                                             -----------   --------   ----------  ----------
Increase (decrease) in units outstanding         (33,631)      (714)     (21,989)    (19,869)
Beginning units                                  223,005    280,818      146,551     147,377
                                             -----------   --------   ----------  ----------
Ending units                                     189,374    280,104      124,562     127,508
                                             ===========   ========   ==========  ==========

                                                                       American    American
                                                                         Funds       Funds
                                                                         Asset      Global
                                             Aggressive    Alliance   Allocation    Growth
                                               Growth       Growth       SAST        SAST
                                              Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 3)   (Class 3)    (Class 3)   (Class 3)
                                             ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (18,711) $  (135,346)  $ (1,777)  $   (7,117)
   Net realized gains (losses) from
      securities transactions                    26,416      128,108        423        3,351
   Change in net unrealized appreciation
      (depreciation) of investments              91,083    1,403,080      9,249       78,596
                                             ----------  -----------   --------   ----------
      Increase (decrease) in net assets
         from operations                         98,788    1,395,842      7,895       74,830
                                             ----------  -----------   --------   ----------
From capital transactions:
   Net proceeds from units sold                 415,558    1,547,477    460,495    1,218,064
   Cost of units redeemed                       (73,170)    (472,712)      (403)     (59,066)
   Net transfers                                (10,513)     962,747     (7,707)     162,694
   Contract maintenance charge                      (74)        (693)         0            0
                                             ----------  -----------   --------   ----------
      Increase (decrease) in net assets
         from capital transactions              331,801    2,036,819    452,385    1,321,692
                                             ----------  -----------   --------   ----------
Increase (decrease) in net assets               430,589    3,432,661    460,280    1,396,522
Net assets at beginning of period             1,346,722    9,641,133      6,306       24,436
                                             ----------  -----------   --------   ----------
Net assets at end of period                  $1,777,311  $13,073,794   $466,586   $1,420,958
                                             ==========  ===========   ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    21,830       51,224     40,926      105,719
   Units redeemed                                (4,022)     (14,031)       (36)      (4,955)
   Units transferred                               (501)      31,945       (680)      14,001
                                             ----------  -----------   --------   ----------
Increase (decrease) in units outstanding         17,307       69,138     40,210      114,765
Beginning units                                  77,923      300,705        599        2,269
                                             ----------  -----------   --------   ----------
Ending units                                     95,230      369,843     40,809      117,034
                                             ==========  ===========   ========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                               American      American
                                                Funds         Funds                    Blue Chip
                                             Growth SAST   Growth-Income   Balanced     Growth
                                              Portfolio   SAST Portfolio   Portfolio   Portfolio
                                              (Class 3)      (Class 3)     (Class 3)   (Class 3)
                                             -----------  --------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (3,264)    $   (7,136)   $  (11,303) $  (12,836)
   Net realized gains (losses) from
      securities transactions                     1,644          5,046        (7,738)      6,385
   Change in net unrealized appreciation
      (depreciation) of investments              45,858         63,648        51,580     147,447
                                             ----------     ----------    ----------  ----------
      Increase (decrease) in net assets
         from operations                         44,238         61,558        32,539     140,996
                                             ----------     ----------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                 894,265      1,495,589       737,492     282,252
   Cost of units redeemed                      (111,936)      (113,946)       (4,298)    (24,985)
   Net transfers                                172,193        382,145      (285,582)     71,649
   Contract maintenance charge                        0              0          (129)       (138)
                                             ----------     ----------    ----------  ----------
      Increase (decrease) in net assets
         from capital transactions              954,522      1,763,788       447,483     328,778
                                             ----------     ----------    ----------  ----------
Increase (decrease) in net assets               998,760      1,825,346       480,022     469,774
Net assets at beginning of period                 8,397         10,234       616,993     947,008
                                             ----------     ----------    ----------  ----------
Net assets at end of period                  $1,007,157     $1,835,580    $1,097,015  $1,416,782
                                             ==========     ==========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    76,664        134,481        43,546      41,944
   Units redeemed                                (9,449)        (9,973)         (267)     (3,832)
   Units transferred                             14,685         34,008       (16,937)     10,775
                                             ----------     ----------    ----------  ----------
Increase (decrease) in units outstanding         81,900        158,516        26,342      48,887
Beginning units                                     788            971        38,174     150,701
                                             ----------     ----------    ----------  ----------
Ending units                                     82,688        159,487        64,516     199,588
                                             ==========     ==========    ==========  ==========

                                                                                     Davis
                                               Capital      Cash      Corporate     Venture
                                               Growth    Management      Bond        Value
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (7,764) $  (87,804) $  (116,255) $  (289,977)
   Net realized gains (losses) from
      securities transactions                     7,674      98,672        5,398      305,334
   Change in net unrealized appreciation
      (depreciation) of investments             116,550     154,933      303,201    1,490,442
                                             ----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                        116,460     165,801      192,344    1,505,799
                                             ----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                 579,432   2,716,093    2,812,701    2,866,469
   Cost of units redeemed                       (22,830)   (855,569)    (347,350)  (1,121,348)
   Net transfers                                226,019   1,265,477    1,541,045    1,621,697
   Contract maintenance charge                      (43)       (529)        (623)      (1,579)
                                             ----------  ----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions              782,578   3,125,472    4,005,773    3,365,239
                                             ----------  ----------  -----------  -----------
Increase (decrease) in net assets               899,038   3,291,273    4,198,117    4,871,038
Net assets at beginning of period               429,275   5,623,721    8,169,397   21,928,071
                                             ----------  ----------  -----------  -----------
Net assets at end of period                  $1,328,313  $8,914,994  $12,367,514  $26,799,109
                                             ==========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    66,347     203,741      161,788       81,905
   Units redeemed                                (2,711)    (64,311)     (19,543)     (28,347)
   Units transferred                             26,219      95,144       88,280       47,961
                                             ----------  ----------  -----------  -----------
Increase (decrease) in units outstanding         89,855     234,574      230,525      101,519
Beginning units                                  53,332     425,399      463,834      572,565
                                             ----------  ----------  -----------  -----------
Ending units                                    143,187     659,973      694,359      674,084
                                             ==========  ==========  ===========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                               "Dogs"
                                               of Wall    Emerging       Equity       Foreign
                                               Street      Markets   Opportunities     Value
                                              Portfolio   Portfolio    Portfolio     Portfolio
                                              (Class 3)   (Class 3)    (Class 3)     (Class 3)
                                             ----------  ----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (12,678) $  (77,828)  $  (26,244)   $  (205,010)
   Net realized gains (losses) from
      securities transactions                    16,957     227,035       40,172        476,057
   Change in net unrealized appreciation
      (depreciation) of investments              (2,084)  1,850,349       84,635      1,779,774
                                             ----------  ----------   ----------    -----------
      Increase (decrease) in net assets
         from operations                          2,195   1,999,556       98,563      2,050,821
                                             ----------  ----------   ----------    -----------
From capital transactions:
   Net proceeds from units sold                 439,759   1,767,648      190,510      1,087,624
   Cost of units redeemed                       (27,348)   (514,543)    (154,788)      (947,226)
   Net transfers                                 (3,288)    371,339       36,107        695,601
   Contract maintenance charge                     (152)       (280)        (150)        (1,289)
                                             ----------  ----------   ----------    -----------
      Increase (decrease) in net assets
         from capital transactions              408,971   1,624,164       71,679        834,710
                                             ----------  ----------   ----------    -----------
Increase (decrease) in net assets               411,166   3,623,720      170,242      2,885,531
Net assets at beginning of period               884,327   4,870,287    2,252,952     16,124,959
                                             ----------  ----------   ----------    -----------
Net assets at end of period                  $1,295,493  $8,494,007   $2,423,194    $19,010,490
                                             ==========  ==========   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    32,141      82,055       10,026         53,512
   Units redeemed                                (2,138)    (22,486)      (8,600)       (45,477)
   Units transferred                               (453)     17,808        1,821         33,954
                                             ----------  ----------   ----------    -----------
Increase (decrease) in units outstanding         29,550      77,377        3,247         41,989
Beginning units                                  68,585     257,317      111,322        814,527
                                             ----------  ----------   ----------    -----------
Ending units                                     98,135     334,694      114,569        856,516
                                             ==========  ==========   ==========    ===========


                                             Fundamental                 Global        Growth
                                                Growth    Global Bond   Equities   Opportunities
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             -----------  -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (6,093)  $  (18,301)  $  (19,004)  $  (20,566)
   Net realized gains (losses) from
      securities transactions                     3,996       (2,957)      16,357       24,446
   Change in net unrealized appreciation
      (depreciation) of investments              89,937      123,045      209,823      302,697
                                             ----------   ----------   ----------   ----------
      Increase (decrease) in net assets
         from operations                         87,840      101,787      207,176      306,577
                                             ----------   ----------   ----------   ----------
From capital transactions:
   Net proceeds from units sold                 984,153      416,364      349,728      543,761
   Cost of units redeemed                        (4,678)     (16,504)     (43,729)     (56,015)
   Net transfers                                276,261      554,392      139,140      220,116
   Contract maintenance charge                      (20)         (67)         (87)         (89)
                                             ----------   ----------   ----------   ----------
      Increase (decrease) in net assets
         from capital transactions            1,255,716      954,185      445,052      707,773
                                             ----------   ----------   ----------   ----------
Increase (decrease) in net assets             1,343,556    1,055,972      652,228    1,014,350
Net assets at beginning of period               199,450    1,132,188    1,371,519    1,189,111
                                             ----------   ----------   ----------   ----------
Net assets at end of period                  $1,543,006   $2,188,160   $2,023,747   $2,203,461
                                             ==========   ==========   ==========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    49,982       24,841       14,079       92,293
   Units redeemed                                  (241)        (931)      (1,742)      (9,116)
   Units transferred                             14,128       31,914        5,630       37,731
                                             ----------   ----------   ----------   ----------
Increase (decrease) in units outstanding         63,869       55,824       17,967      120,908
Beginning units                                  10,678       65,124       57,896      212,701
                                             ----------   ----------   ----------   ----------
Ending units                                     74,547      120,948       75,863      333,609
                                             ==========   ==========   ==========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)


                                                                     International
                                               Growth-   High-Yield   Diversified    International
                                               Income       Bond        Equities    Growth & Income
                                              Portfolio   Portfolio    Portfolio       Portfolio
                                              (Class 3)   (Class 3)    (Class 3)       (Class 3)
                                             ----------  ----------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (9,870) $  (25,022)  $  (149,856)    $  (72,332)
   Net realized gains (losses) from
      securities transactions                     8,385       4,808       281,664         69,122
   Change in net unrealized appreciation
      (depreciation) of investments              82,147      22,659     1,710,777        661,908
                                             ----------  ----------   -----------     ----------
      Increase (decrease) in net assets
         from operations                         80,662       2,445     1,842,585        658,698
                                             ----------  ----------   -----------     ----------
From capital transactions:
   Net proceeds from units sold                  85,087     427,005     1,894,273      2,816,868
   Cost of units redeemed                       (25,546)   (123,098)     (563,911)      (181,881)
   Net transfers                                139,583     472,805       492,385      1,252,925
   Contract maintenance charge                      (55)       (168)         (930)          (251)
                                             ----------  ----------   -----------     ----------
      Increase (decrease) in net assets
         from capital transactions              199,069     776,544     1,821,817      3,887,661
                                             ----------  ----------   -----------     ----------
Increase (decrease) in net assets               279,731     778,989     3,664,402      4,546,359
Net assets at beginning of period               753,327   1,708,412    11,143,193      4,207,621
                                             ----------  ----------   -----------     ----------
Net assets at end of period                  $1,033,058  $2,487,401   $14,807,595     $8,753,980
                                             ==========  ==========   ===========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,539      21,615       125,148        145,438
   Units redeemed                                  (784)     (5,945)      (37,098)        (9,255)
   Units transferred                              4,199      23,950        33,074         64,273
                                             ----------  ----------   -----------     ----------
Increase (decrease) in units outstanding          5,954      39,620       121,124        200,456
Beginning units                                  25,329      83,697       774,274        227,007
                                             ----------  ----------   -----------     ----------
Ending units                                     31,283     123,317       895,398        427,463
                                             ==========  ==========   ===========     ==========

                                                              MFS
                                               Marsico   Massachusetts
                                               Focused     Investors     MFS Total    Mid-Cap
                                               Growth        Trust        Return      Growth
                                              Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             ----------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (16,959)  $  (32,651)   $  (94,192) $  (53,547)
   Net realized gains (losses) from
      securities transactions                    16,273       68,572        48,401      82,713
   Change in net unrealized appreciation
      (depreciation) of investments             189,050      235,788       373,492     662,384
                                             ----------   ----------    ----------  ----------
      Increase (decrease) in net assets
         from operations                        188,364      271,709       327,701     691,550
                                             ----------   ----------    ----------  ----------
From capital transactions:
   Net proceeds from units sold                 387,009       41,518     1,196,717     498,955
   Cost of units redeemed                       (45,843)    (204,450)     (274,903)   (264,842)
   Net transfers                                 23,674        2,701       810,298       3,780
   Contract maintenance charge                      (91)        (242)         (782)       (290)
                                             ----------   ----------    ----------  ----------
      Increase (decrease) in net assets
         from capital transactions              364,749     (160,473)    1,731,330     237,603
                                             ----------   ----------    ----------  ----------
Increase (decrease) in net assets               553,113      111,236     2,059,031     929,153
Net assets at beginning of period             1,302,180    2,793,929     7,118,917   4,158,703
                                             ----------   ----------    ----------  ----------
Net assets at end of period                  $1,855,293   $2,905,165    $9,177,948  $5,087,856
                                             ==========   ==========    ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    31,224        2,091        51,646      42,552
   Units redeemed                                (3,713)      (8,543)       (9,735)    (22,665)
   Units transferred                              2,336          121        31,410         461
                                             ----------   ----------    ----------  ----------
Increase (decrease) in units outstanding         29,847       (6,331)       73,321      20,348
Beginning units                                 108,098      120,382       259,391     389,077
                                             ----------   ----------    ----------  ----------
Ending units                                    137,945      114,051       332,712     409,425
                                             ==========   ==========    ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                             Real Estate  Small & Mid Cap   Small Company   Technology
                                              Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                              (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                             -----------  ---------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (69,094)    $  (120,936)     $  (19,121)    $   (9,841)
   Net realized gains (losses) from
      securities transactions                    31,943          93,325           7,525          7,320
   Change in net unrealized appreciation
      (depreciation) of investments            (367,827)        572,758         (30,040)       170,168
                                             ----------     -----------      ----------     ----------
      Increase (decrease) in net assets
         from operations                       (404,978)        545,147         (41,636)       167,647
                                             ----------     -----------      ----------     ----------
From capital transactions:
   Net proceeds from units sold               1,815,137       2,335,653       1,129,965        247,249
   Cost of units redeemed                      (149,931)       (399,861)        (29,139)       (41,748)
   Net transfers                                750,635         817,775         558,534         30,180
   Contract maintenance charge                     (300)           (684)            (70)          (125)
                                             ----------     -----------      ----------     ----------
      Increase (decrease) in net assets
         from capital transactions            2,415,541       2,752,883       1,659,290        235,556
                                             ----------     -----------      ----------     ----------
Increase (decrease) in net assets             2,010,563       3,298,030       1,617,654        403,203
Net assets at beginning of period             4,656,301       8,418,212         840,233        689,041
                                             ----------     -----------      ----------     ----------
Net assets at end of period                  $6,666,864     $11,716,242      $2,457,887     $1,092,244
                                             ==========     ===========      ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    58,648         120,834         107,341         95,356
   Units redeemed                                (5,068)        (20,490)         (2,717)       (16,327)
   Units transferred                             24,087          43,111          53,184         12,120
                                             ----------     -----------      ----------     ----------
Increase (decrease) in units outstanding         77,667         143,455         157,808         91,149
Beginning units                                 149,616         461,228          83,068        291,032
                                             ----------     -----------      ----------     ----------
Ending units                                    227,283         604,683         240,876        382,181
                                             ==========     ===========      ==========     ==========

                                             Telecom Utility   Worldwide High                       Growth and Income
                                                Portfolio     Income Portfolio  Comstock Portfolio      Portfolio
                                                (Class 3)         (Class 3)         (Class II)          (Class II)
                                             ---------------  ----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (2,832)         $ (6,871)         $   19,071         $    22,833
   Net realized gains (losses) from
      securities transactions                      1,470               638             164,634             595,269
   Change in net unrealized appreciation
      (depreciation) of investments               31,511            26,904             (57,151)            (17,710)
                                                --------          --------          ----------         -----------
      Increase (decrease) in net assets
         from operations                          30,149            20,671             126,554             600,392
                                                --------          --------          ----------         -----------
From capital transactions:
   Net proceeds from units sold                  133,368            76,344           1,118,819           2,577,871
   Cost of units redeemed                         (1,970)          (12,037)           (376,949)           (662,485)
   Net transfers                                  19,724             8,562             310,656             971,031
   Contract maintenance charge                       (26)              (31)               (409)             (1,053)
                                                --------          --------          ----------         -----------
      Increase (decrease) in net assets
         from capital transactions               151,096            72,838           1,052,117           2,885,364
                                                --------          --------          ----------         -----------
Increase (decrease) in net assets                181,245            93,509           1,178,671           3,485,756
Net assets at beginning of period                176,763           584,827           4,538,092          12,527,095
                                                --------          --------          ----------         -----------
Net assets at end of period                     $358,008          $678,336          $5,716,763         $16,012,851
                                                ========          ========          ==========         ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      8,076             3,961              75,614             161,774
   Units redeemed                                   (122)             (563)            (25,798)            (42,110)
   Units transferred                               1,169               399              20,997              60,968
                                                --------          --------          ----------         -----------
Increase (decrease) in units outstanding           9,123             3,797              70,813             180,632
Beginning units                                   11,768            27,903             318,475             816,855
                                                --------          --------          ----------         -----------
Ending units                                      20,891            31,700             389,288             997,487
                                                ========          ========          ==========         ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                Diversified
                                             Strategic Growth  International  Equity Income
                                                 Portfolio        Account       Account I    Growth Account
                                                (Class II)       (Class 2)      (Class 2)       (Class 2)
                                             ----------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ (6,908)       $  6,709      $  (12,793)      $ (1,157)
   Net realized gains (losses) from
      securities transactions                       8,372         145,934         161,159            345
   Change in net unrealized appreciation
      (depreciation) of investments                81,791         (46,412)         26,305         17,141
                                                 --------        --------      ----------       --------
      Increase (decrease) in net assets
         from operations                           83,255         106,231         174,671         16,329
                                                 --------        --------      ----------       --------
From capital transactions:
   Net proceeds from units sold                    67,290           3,352         148,457              0
   Cost of units redeemed                         (46,199)        (36,077)        (90,340)          (616)
   Net transfers                                  (10,455)        302,359         133,410         26,826
   Contract maintenance charge                        (21)           (130)           (262)            (6)
                                                 --------        --------      ----------       --------
      Increase (decrease) in net assets
         from capital transactions                 10,615         269,504         191,265         26,204
                                                 --------        --------      ----------       --------
Increase (decrease) in net assets                  93,870         375,735         365,936         42,533
Net assets at beginning of period                 571,367         534,057       2,435,451         91,760
                                                 --------        --------      ----------       --------
Net assets at end of period                      $665,237        $909,792      $2,801,387       $134,293
                                                 ========        ========      ==========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       6,332             429          14,136              0
   Units redeemed                                  (4,529)         (4,400)         (8,503)           (85)
   Units transferred                                 (819)         35,924          12,325          3,280
                                                 --------        --------      ----------       --------
Increase (decrease) in units outstanding              984          31,953          17,958          3,195
Beginning units                                    57,937          69,779         237,372         12,939
                                                 --------        --------      ----------       --------
Ending units                                       58,921         101,732         255,330         16,134
                                                 ========        ========      ==========       ========


                                                             LargeCap Blend  MidCap Stock  Money Market
                                             Income Account      Account        Account       Account
                                                (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  34,515        $    382      $  (14,921)   $   3,325
   Net realized gains (losses) from
      securities transactions                     (1,756)          6,789         202,940            0
   Change in net unrealized appreciation
      (depreciation) of investments              (21,651)          5,828        (181,001)           0
                                               ---------        --------      ----------    ---------
      Increase (decrease) in net assets
         from operations                          11,108          12,999           7,018        3,325
                                               ---------        --------      ----------    ---------
From capital transactions:
   Net proceeds from units sold                   81,735               0         961,072            0
   Cost of units redeemed                       (115,896)         (5,653)        (25,554)    (159,874)
   Net transfers                                  17,181           3,004        (293,840)     271,298
   Contract maintenance charge                       (33)            (33)           (305)          (1)
                                               ---------        --------      ----------    ---------
      Increase (decrease) in net assets
         from capital transactions               (17,013)         (2,682)        641,373      111,423
                                               ---------        --------      ----------    ---------
Increase (decrease) in net assets                 (5,905)         10,317         648,391      114,748
Net assets at beginning of period                614,681         169,811       2,090,330       26,100
                                               ---------        --------      ----------    ---------
Net assets at end of period                    $ 608,776        $180,128      $2,738,721    $ 140,848
                                               =========        ========      ==========    =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     11,366               0          87,996            0
   Units redeemed                                (16,255)           (811)         (2,366)     (27,050)
   Units transferred                               2,378             433         (26,996)      46,362
                                               ---------        --------      ----------    ---------
Increase (decrease) in units outstanding          (2,511)           (378)         58,634       19,312
Beginning units                                   86,140          24,521         198,267        4,510
                                               ---------        --------      ----------    ---------
Ending units                                      83,629          24,143         256,901       23,822
                                               =========        ========      ==========    =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                             Mortgage Securities      Real Estate     SAM Balanced   SAM Conservative
                                                   Account        Securities Account    Portfolio   Balanced Portfolio
                                                  (Class 2)            (Class 2)        (Class 2)        (Class 2)
                                             -------------------  ------------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $  297            $   6,665       $   162,195       $   29,413
   Net realized gains (losses) from
      securities transactions                          (63)              57,261           376,476           32,787
   Change in net unrealized appreciation
      (depreciation) of investments                    (81)             (85,073)          443,567           17,263
                                                    ------            ---------       -----------       ----------
      Increase (decrease) in net assets
         from operations                               153              (21,147)          982,238           79,463
                                                    ------            ---------       -----------       ----------
From capital transactions:
   Net proceeds from units sold                          0                    0         1,941,906           54,626
   Cost of units redeemed                             (647)             (20,030)       (1,750,278)        (115,355)
   Net transfers                                       427             (292,457)          783,688          183,198
   Contract maintenance charge                         (13)                 (38)           (2,230)            (267)
                                                    ------            ---------       -----------       ----------
      Increase (decrease) in net assets
         from capital transactions                    (233)            (312,525)          973,086          122,202
                                                    ------            ---------       -----------       ----------
Increase (decrease) in net assets                      (80)            (333,672)        1,955,324          201,665
Net assets at beginning of period                    7,180              416,984        12,593,462        1,338,688
                                                    ------            ---------       -----------       ----------
Net assets at end of period                         $7,100            $  83,312       $14,548,786       $1,540,353
                                                    ======            =========       ===========       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            0                    0           190,835            7,210
   Units redeemed                                     (102)              (1,075)         (171,006)         (15,792)
   Units transferred                                    66              (14,284)           76,293           24,014
                                                    ------            ---------       -----------       ----------
Increase (decrease) in units outstanding               (36)             (15,359)           96,122           15,432
Beginning units                                      1,096               19,651         1,264,527          187,469
                                                    ------            ---------       -----------       ----------
Ending units                                         1,060                4,292         1,360,649          202,901
                                                    ======            =========       ===========       ==========

                                             SAM Conservative    SAM Flexible      SAM Strategic   Short-Term Income
                                             Growth Portfolio  Income Portfolio  Growth Portfolio       Account
                                                 (Class 2)         (Class 2)         (Class 2)         (Class 2)
                                             ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $    8,292        $   78,580         $   (925)         $  1,020
   Net realized gains (losses) from
      securities transactions                       42,650            58,916           16,573              (730)
   Change in net unrealized appreciation
      (depreciation) of investments                215,769           (46,959)          33,064               303
                                                ----------        ----------         --------          --------
      Increase (decrease) in net assets
         from operations                           266,711            90,537           48,712               593
                                                ----------        ----------         --------          --------
From capital transactions:
   Net proceeds from units sold                    176,385                 0           72,705                 0
   Cost of units redeemed                         (104,730)         (241,137)         (43,071)           (1,848)
   Net transfers                                   185,499           (73,909)          46,209           (30,179)
   Contract maintenance charge                        (490)             (647)            (155)              (40)
                                                ----------        ----------         --------          --------
      Increase (decrease) in net assets
         from capital transactions                 256,664          (315,693)          75,688           (32,067)
                                                ----------        ----------         --------          --------
Increase (decrease) in net assets                  523,375          (225,156)         124,400           (31,474)
Net assets at beginning of period                2,821,107         2,617,099          422,702            60,649
                                                ----------        ----------         --------          --------
Net assets at end of period                     $3,344,482        $2,391,943         $547,102          $ 29,175
                                                ==========        ==========         ========          ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       16,275                 0            6,187                 0
   Units redeemed                                   (9,674)          (29,161)          (3,564)             (286)
   Units transferred                                17,063            (8,955)           3,824            (4,587)
                                                ----------        ----------         --------          --------
Increase (decrease) in units outstanding            23,664           (38,116)           6,447            (4,873)
Beginning units                                    266,719           322,522           36,290             9,201
                                                ----------        ----------         --------          --------
Ending units                                       290,383           284,406           42,737             4,328
                                                ==========        ==========         ========          ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)

                                                                                                  Columbia Marsico
                                                                                  Columbia High   Focused Equities
                                             SmallCap Growth  West Coast Equity    Yield Fund,     Fund, Variable
                                                 Account           Account       Variable Series       Series
                                                (Class 2)         (Class 2)         (Class A)         (Class A)
                                             ---------------  -----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (1,842)        $   (7,514)        $  7,170          $ (6,909)
   Net realized gains (losses) from
      securities transactions                        649             47,165              377             2,951
   Change in net unrealized appreciation
      (depreciation) of investments               14,806             44,570           (5,509)           81,257
                                                --------         ----------         --------          --------
      Increase (decrease) in net assets
         from operations                          13,613             84,221            2,038            77,299
                                                --------         ----------         --------          --------
From capital transactions:
   Net proceeds from units sold                        0             51,104           21,032           153,489
   Cost of units redeemed                           (608)           (52,425)          (3,348)           (2,030)
   Net transfers                                  (2,918)             4,326           13,065           116,906
   Contract maintenance charge                       (17)               (58)             (40)              (63)
                                                --------         ----------         --------          --------
      Increase (decrease) in net assets
         from capital transactions                (3,543)             2,947           30,709           268,302
                                                --------         ----------         --------          --------
Increase (decrease) in net assets                 10,070             87,168           32,747           345,601
Net assets at beginning of period                147,613            934,338          179,520           442,153
                                                --------         ----------         --------          --------
Net assets at end of period                     $157,683         $1,021,506         $212,267          $787,754
                                                ========         ==========         ========          ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0              4,172            1,331            12,552
   Units redeemed                                    (90)            (4,144)            (212)             (171)
   Units transferred                                (398)               476              821             9,526
                                                --------         ----------         --------          --------
Increase (decrease) in units outstanding            (488)               504            1,940            21,907
Beginning units                                   21,949             76,311           11,356            37,098
                                                --------         ----------         --------          --------
Ending units                                      21,461             76,815           13,296            59,005
                                                ========         ==========         ========          ========



                                             Asset Allocation
                                                   Fund        Global Growth Fund  Growth Fund  Growth-Income Fund
                                                 (Class 2)          (Class 2)       (Class 2)        (Class 2)
                                             ----------------  ------------------  -----------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (1,480)       $    20,452      $  (142,857)    $  (149,897)
   Net realized gains (losses) from
      securities transactions                       26,260            803,168        1,338,257         826,453
   Change in net unrealized appreciation
      (depreciation) of investments                 35,177            923,338          857,053         920,691
                                                ----------        -----------      -----------     -----------
      Increase (decrease) in net assets
         from operations                            59,957          1,746,958        2,052,453       1,597,247
                                                ----------        -----------      -----------     -----------
From capital transactions:
   Net proceeds from units sold                    682,843          2,158,624        2,049,790       2,684,053
   Cost of units redeemed                           (8,073)          (657,742)        (706,022)       (804,384)
   Net transfers                                   356,300          1,604,018          839,879       1,113,295
   Contract maintenance charge                          (3)              (717)            (783)         (1,023)
                                                ----------        -----------      -----------     -----------
      Increase (decrease) in net assets
         from capital transactions               1,031,067          3,104,183        2,182,864       2,991,941
                                                ----------        -----------      -----------     -----------
Increase (decrease) in net assets                1,091,024          4,851,141        4,235,317       4,589,188
Net assets at beginning of period                  198,164         11,166,439       12,196,400      15,129,375
                                                ----------        -----------      -----------     -----------
Net assets at end of period                     $1,289,188        $16,017,580      $16,431,717     $19,718,563
                                                ==========        ===========      ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       39,228             93,836           96,834         139,683
   Units redeemed                                     (455)           (28,484)         (32,357)        (42,070)
   Units transferred                                20,474             70,515           40,346          56,749
                                                ----------        -----------      -----------     -----------
Increase (decrease) in units outstanding            59,247            135,867          104,823         154,362
Beginning units                                     11,970            514,583          604,883         829,697
                                                ----------        -----------      -----------     -----------
Ending units                                        71,217            650,450          709,706         984,059
                                                ==========        ===========      ===========     ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (Continued)


                                             Growth and Income  Mid Cap Value  MTB Large Cap  MTB Large Cap
                                                 Portfolio        Portfolio        Growth         Value
                                                 (Class VC)       (Class VC)    Fund II (1)    Fund II (1)
                                             -----------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (66,612)       $   (621)       $   (17)      $    (14)
   Net realized gains (losses) from
      securities transactions                       24,330              95              3            (47)
   Change in net unrealized appreciation
      (depreciation) of investments                418,188             207            799            475
                                                ----------        --------        -------       --------
      Increase (decrease) in net assets
         from operations                           375,906            (319)           785            414
                                                ----------        --------        -------       --------
From capital transactions:
   Net proceeds from units sold                  2,226,938         124,308         24,385         14,989
   Cost of units redeemed                         (167,423)           (237)             0           (785)
   Net transfers                                   556,737          95,521            429        111,053
   Contract maintenance charge                        (262)              0              0             (2)
                                                ----------        --------        -------       --------
      Increase (decrease) in net assets
         from capital transactions               2,615,990         219,592         24,814        125,255
                                                ----------        --------        -------       --------
Increase (decrease) in net assets                2,991,896         219,273         25,599        125,669
Net assets at beginning of period                4,648,757           3,803              0              0
                                                ----------        --------        -------       --------
Net assets at end of period                     $7,640,653        $223,076        $25,599       $125,669
                                                ==========        ========        =======       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      157,622           7,522          2,302          1,540
   Units redeemed                                  (11,926)            (14)             0            (80)
   Units transferred                                39,298           5,720             42         10,864
                                                ----------        --------        -------       --------
Increase (decrease) in units outstanding           184,994          13,228          2,344         12,324
Beginning units                                    338,203             244              0              0
                                                ----------        --------        -------       --------
Ending units                                       523,197          13,472          2,344         12,324
                                                ==========        ========        =======       ========

                                                MTB Managed
                                             Allocation Fund -
                                                  Moderate
                                               Growth II (1)
                                             -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  (389)
   Net realized gains (losses) from
      securities transactions                          15
   Change in net unrealized appreciation
      (depreciation) of investments                 2,367
                                                  -------
      Increase (decrease) in net assets
         from operations                            1,993
                                                  -------
From capital transactions:
   Net proceeds from units sold                    75,000
   Cost of units redeemed                             (65)
   Net transfers                                    2,767
   Contract maintenance charge                          0
                                                  -------
      Increase (decrease) in net assets
         from capital transactions                 77,702
                                                  -------
Increase (decrease) in net assets                  79,695
Net assets at beginning of period                       0
                                                  -------
Net assets at end of period                       $79,695
                                                  =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       7,267
   Units redeemed                                      (6)
   Units transferred                                  271
                                                  -------
Increase (decrease) in units outstanding            7,532
Beginning units                                         0
                                                  -------
Ending units                                        7,532
                                                  =======

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series and FSA Polaris Choice III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 101 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
     (4) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc (the "Principal Fund"), or (7) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (8) the three currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the Principal Fund, the shares in the MTB Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund is not subject to 12b-1 fees.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust I, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

Predecessor WM Trust Portfolio    Current Principal Fund Portfolio
-------------------------------   -----------------------------------
International Growth Fund         Diversified International Account
Equity Income Fund                Equity Income Account I
Growth Fund                       Growth Account
Income Fund                       Income Account
Growth & Income Fund              LargeCap Blend Account
Mid Cap Stock Fund                MidCap Stock Account
Money Market Fund                 Money Market Account
U.S. Government Securities Fund   Mortgage Securities Account
REIT Fund                         Real Estate Securities Account
Balanced Portfolio                SAM Balanced Portfolio
Conservative Balanced Portfolio   SAM Conservative Balanced Portfolio
Conservative Growth Portfolio     SAM Conservative Growth Portfolio
Flexible Income Portfolio         SAM Flexible Income Portfolio
Strategic Growth Portfolio        SAM Strategic Growth Portfolio
Short Term Income Fund            Short-Term Income Account
Small Cap Growth Fund             SmallCap Growth Account
West Coast Equity Fund            West Coast Equity Account

     On May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio, and the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principals ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these unaudited financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2006 AND 2005

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................     1
Statement of Assets and Liabilities, December 31, 2006 ...................     2
Schedule of Portfolio Investments, December 31, 2006......................    13
Statement of Operations, for the year ended December 31, 2006.............    14
Statement of Changes in Net Assets, for the year ended December 31, 2006..    27
Statement of Changes in Net Assets, for the year ended December 31, 2005..    40
Notes to Financial Statements ............................................    52

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2006, the results of each of their operations for the periods indicated, and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006


                                                Asset       Global                    Growth       Asset
                                             Allocation     Growth       Growth       Income    Allocation
                                                Fund        Fund         Fund          Fund      Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 1)
                                             ----------  -----------  -----------  -----------  ----------
Assets:
   Investments in Trust, at net asset value   $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
Liabilities:                                         0             0            0            0           0
                                              --------   -----------  -----------  -----------  ----------
Net assets:                                   $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
                                              ========   ===========  ===========  ===========  ==========
   Accumulation units                         $198,164   $11,166,439  $12,196,400  $15,129,375  $9,934,588
   Contracts in payout (annuitization)
      period                                         0             0            0            0      42,671
                                              --------   -----------  -----------  -----------  ----------
      Total net assets:                       $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
                                              ========   ===========  ===========  ===========  ==========
Accumulation units outstanding:                 11,970       514,583      604,883      829,697     394,248
                                              ========   ===========  ===========  ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding               11,970         9,604       12,771       14,130          --
   Unit value of accumulation units           $  16.55   $     22.36  $     20.77  $     18.78  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --       372,185      452,569      669,489     394,248
   Unit value of accumulation units           $     --   $     21.74  $     20.19  $     18.25  $    25.31
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --       132,794      139,543      146,078          --
   Unit value of accumulation units           $     --   $     21.55  $     20.02  $     18.09  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --

                                                            Government
                                                Capital        and                       Natural
                                             Appreciation  Quality Bond     Growth      Resources
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             ------------  ------------  ------------  ----------
Assets:
   Investments in Trust, at net asset value   $23,597,538   $16,379,702   $12,810,872  $8,665,254
Liabilities:                                            0             0             0           0
                                              -----------   -----------   -----------  ----------
Net assets:                                   $23,597,538   $16,379,702   $12,810,872  $8,665,254
                                              ===========   ===========   ===========  ==========
   Accumulation units                         $23,489,178   $16,186,380   $12,731,083  $8,665,254
   Contracts in payout (annuitization)
      period                                      108,360       193,322        79,789           0
                                              -----------   -----------   -----------  ----------
      Total net assets:                       $23,597,538   $16,379,702   $12,810,872  $8,665,254
                                              ===========   ===========   ===========  ==========
Accumulation units outstanding:                   541,588       938,287       373,400     178,574
                                              ===========   ===========   ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 541,588       938,287       373,400     178,574
   Unit value of accumulation units           $     43.57   $     17.46   $     34.31  $    48.53
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                                                        Government
                                                Asset       Capital         and                    Natural
                                             Allocation  Appreciation  Quality Bond    Growth     Resources
                                              Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                             ----------  ------------  ------------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
Liabilities:                                          0             0             0           0           0
                                             ----------   -----------   -----------  ----------  ----------
Net assets:                                  $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
                                             ==========   ===========   ===========  ==========  ==========
   Accumulation units                         2,422,849    14,012,679    16,715,764   8,713,522   4,473,238
   Contracts in payout (annuitization)
      period                                          0             0             0           0           0
                                             ----------   -----------   -----------  ----------  ----------
      Total net assets:                      $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
                                             ==========   ===========   ===========  ==========  ==========
Accumulation units outstanding:                  97,095       334,692       971,781     256,933      94,544
                                             ==========   ===========   ===========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --        14,603         5,791          --       1,263
   Unit value of accumulation units          $       --   $     14.09   $     13.71  $       --  $     9.99
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                90,400       267,855       785,798     219,912      61,215
   Unit value of accumulation units          $    24.97   $     43.16   $     17.25  $    33.95  $    47.98
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    14           383           656          11         136
   Unit value of accumulation units          $    24.97   $     43.16   $     17.25  $    33.95  $    47.98
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --         7,458            --          --          --
   Unit value of accumulation units          $       --   $     44.00   $        --  $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --         2,294            --          --          --
   Unit value of accumulation units          $       --   $     43.06   $        --  $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                 6,681        42,029       179,301      37,010      31,930
   Unit value of accumulation units          $    24.78   $     42.81   $     17.10  $    33.67  $    47.50
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --            70           235          --          --
   Unit value of accumulation units          $       --   $     42.69   $     17.05  $       --  $       --


                                               Growth      Mid Cap   Aggressive    Alliance
                                             and Income     Value      Growth       Growth
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class VC)  (Class VC)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  -----------
Assets:
   Investments in Trust, at net asset value  $4,648,757    $3,803    $7,704,037  $27,754,618
Liabilities:                                          0         0             0            0
                                             ----------    ------    ----------  -----------
Net assets:                                  $4,648,757    $3,803    $7,704,037  $27,754,618
                                             ==========    ======    ==========  ===========
   Accumulation units                         4,648,757     3,803     7,625,320   27,591,150
   Contracts in payout (annuitization)
      period                                          0         0        78,717      163,468
                                             ----------    ------    ----------  -----------
      Total net assets:                      $4,648,757    $3,803    $7,704,037  $27,754,618
                                             ==========    ======    ==========  ===========
Accumulation units outstanding:                 338,203       244       437,597      837,107
                                             ==========    ======    ==========  ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 8,394       244            --           --
   Unit value of accumulation units          $    14.19    $15.56    $       --  $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               283,202        --       437,597      837,107
   Unit value of accumulation units          $    13.76    $   --    $    17.60  $     33.15
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    26        --            --           --
   Unit value of accumulation units          $    13.76    $   --    $       --  $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                46,581        --            --           --
   Unit value of accumulation units          $    13.59    $   --    $       --  $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                    Davis       "Dogs"
                                              Blue Chip     Cash      Corporate    Venture      of Wall
                                               Growth    Management     Bond        Value       Street
                                              Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                             ----------  ----------  ----------  -----------  ----------
Assets:
   Investments in Trust, at net asset value  $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
Liabilities:                                          0           0           0            0           0
                                             ----------  ----------  ----------  -----------  ----------
Net assets:                                  $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
                                             ==========  ==========  ==========  ===========  ==========
   Accumulation units                         1,752,678   9,750,048   8,001,689   48,291,428   2,665,681
   Contracts in payout (annuitization)
      period                                          0      46,606     105,082      350,761       1,167
                                             ----------  ----------  ----------  -----------  ----------
      Total net assets:                      $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
                                             ==========  ==========  ==========  ===========  ==========
Accumulation units outstanding:                 275,644     731,417     451,616    1,246,273     204,092
                                             ==========  ==========  ==========  ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               275,644     731,417     451,616    1,246,273     204,092
   Unit value of accumulation units          $     6.36  $    13.39  $    17.95  $     39.03  $    13.07
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --

                                                          Federated
                                              Emerging    American     Global      Global
                                               Markets     Leaders      Bond      Equities
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $9,766,665  $7,930,109  $3,250,643  $6,286,525
Liabilities:                                          0           0           0           0
                                             ----------  ----------  ----------  ----------
Net assets:                                  $9,766,665  $7,930,109  $3,250,643  $6,286,525
                                             ==========  ==========  ==========  ==========
   Accumulation units                         9,762,614   7,829,916   3,212,694   6,270,238
   Contracts in payout (annuitization)
      period                                      4,051     100,193      37,949      16,287
                                             ----------  ----------  ----------  ----------
      Total net assets:                      $9,766,665  $7,930,109  $3,250,643  $6,286,525
                                             ==========  ==========  ==========  ==========
Accumulation units outstanding:                 507,829     380,114     180,544     261,380
                                             ==========  ==========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               507,829     380,114     180,544     261,380
   Unit value of accumulation units          $    19.23  $    20.86  $    18.01  $    24.05
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)


                                               Goldman                                            International
                                                Sachs      Growth-        Growth      High-Yield   Diversified
                                              Research      Income    Opportunities      Bond        Equities
                                              Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             ----------  -----------  -------------  -----------  -------------
Assets:
   Investments in Trust, at net asset value  $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
Liabilities:                                          0            0            0              0             0
                                             ----------  -----------     --------    -----------    ----------
Net assets:                                  $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
                                             ==========  ===========     ========    ===========    ==========
   Accumulation units                         1,064,938   23,469,053      805,175     12,062,134     7,870,660
   Contracts in payout (annuitization)
      period                                          0       57,500            0         22,556        66,925
                                             ----------  -----------     --------    -----------    ----------
      Total net assets:                      $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
                                             ==========  ===========     ========    ===========    ==========
Accumulation units outstanding:                 130,205      742,995      142,002        573,502       545,060
                                             ==========  ===========     ========    ===========    ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               130,205      742,995      142,002        573,502       545,060
   Unit value of accumulation units          $     8.18  $     31.66     $   5.67    $     21.07    $    14.56
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --

                                                                 MFS
                                             International   Massachusetts      MFS
                                                 Growth        Investors      Mid-Cap        MFS
                                                & Income         Trust        Growth    Total Return
                                               Portfolio       Portfolio     Portfolio    Portfolio
                                                (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  --------------  ----------  ------------
Assets:
   Investments in Trust, at net asset value   $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
Liabilities:                                             0             0             0             0
                                              ------------    ----------    ----------   -----------
Net assets:                                   $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
                                              ============    ==========    ==========   ===========
   Accumulation units                           11,663,628     9,001,861     4,999,231    18,830,717
   Contracts in payout (annuitization)
      period                                        34,121        53,165             0       122,150
                                              ------------    ----------    ----------   -----------
                                              $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
      Total net assets:                       ============    ==========    ==========   ===========
                                                   618,360       385,451       459,103       674,463
Accumulation units outstanding:               ============    ==========    ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  618,360       385,451       459,103       674,463
   Unit value of accumulation units           $      18.92    $    23.49    $    10.89   $     28.10
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)


                                               Putnam
                                               Growth:      Real     SunAmerica                Telecom
                                               Voyager     Estate     Balanced   Technology    Utility
                                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
Liabilities:                                          0           0           0          0            0
                                             ----------  ----------  ----------   --------   ----------
Net assets:                                  $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
                                             ==========  ==========  ==========   ========   ==========
   Accumulation units                         7,041,607   6,888,360   8,292,366    675,112    2,207,209
   Contracts in payout (annuitization)
      period                                      3,362     153,711      23,596          0       19,009
                                             ----------  ----------  ----------   --------   ----------
   Total net assets:                         $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
                                             ==========  ==========  ==========   ========   ==========
Accumulation units outstanding:                 370,504     223,005     507,142    280,818      146,551
                                             ==========  ==========  ==========   ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               370,504     223,005     507,142    280,818      146,551
   Unit value of accumulation units          $    19.02  $    31.58  $    16.40   $   2.40   $    15.19
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --

                                                                                    American
                                                                                  Funds Asset
                                              Worldwide   Aggressive   Alliance    Allocation
                                             High Income    Growth      Growth        SAST
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 3)   (Class 3)   (Class 3)
                                             -----------  ----------  ----------  -----------
Assets:
   Investments in Trust, at net asset value   $3,154,236  $1,346,722  $9,641,133     $6,306
Liabilities:                                           0           0           0          0
                                              ----------  ----------  ----------     ------
Net assets:                                   $3,154,236  $1,346,722  $9,641,133     $6,306
                                              ==========  ==========  ==========     ======
   Accumulation units                          3,078,696   1,346,722   9,641,133      6,306
   Contracts in payout (annuitization)
      period                                      75,540           0           0          0
                                              ----------  ----------  ----------     ------
      Total net assets:                       $3,154,236  $1,346,722  $9,641,133     $6,306
                                              ==========  ==========  ==========     ======
Accumulation units outstanding:                  147,377      77,923     300,705        599
                                              ==========  ==========  ==========     ======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --          --       6,423         --
   Unit value of accumulation units           $       --  $       --  $     8.18     $   --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                147,377      46,995     241,515         --
   Unit value of accumulation units           $    21.40  $    17.35  $    32.63     $   --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                     --       1,895         640        599
   Unit value of accumulation units           $       --  $    17.35  $    32.63     $10.53
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                     --          --       4,246         --
   Unit value of accumulation units           $       --  $       --  $    32.69     $   --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                     --          --       1,789         --
   Unit value of accumulation units           $       --  $       --  $    32.22     $   --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --      29,033      45,874         --
   Unit value of accumulation units           $       --  $    17.16  $    32.35     $   --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --          --         218         --
   Unit value of accumulation units           $       --  $       --  $    32.25     $   --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                               American     American     American
                                             Funds Global    Funds        Funds
                                                Growth       Growth   Growth-Income  Blue Chip     Cash
                                                 SAST         SAST         SAST        Growth   Management
                                               Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ------------  ---------  -------------  ---------  ----------
Assets:
   Investments in Trust, at net asset value     $24,436      $8,397      $10,234      $947,008  $5,623,721
Liabilities:                                          0           0            0             0           0
                                                -------      ------      -------      --------  ----------
Net assets:                                     $24,436      $8,397      $10,234      $947,008  $5,623,721
                                                =======      ======      =======      ========  ==========
   Accumulation units                            24,436       8,397       10,234       947,008   5,623,721
   Contracts in payout (annuitization)
      period                                          0           0            0             0           0
                                                -------      ------      -------      --------  ----------
      Total net assets:                         $24,436      $8,397      $10,234      $947,008  $5,623,721
                                                =======      ======      =======      ========  ==========
Accumulation units outstanding:                   2,269         788          971       150,701     425,399
                                                =======      ======      =======      ========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                    --          --           --       127,309     340,860
   Unit value of accumulation units             $    --      $   --      $    --      $   6.29  $    13.24
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 1,990         788          733         5,185          26
   Unit value of accumulation units             $ 10.77      $10.66      $ 10.54      $   6.29  $    13.24
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --           --        18,207      84,513
   Unit value of accumulation units             $    --      $   --      $    --      $   6.23  $    13.13
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   279          --          238            --          --
   Unit value of accumulation units             $ 10.76      $   --      $ 10.53      $     --  $       --



                                              Corporate      Davis       "Dogs" of    Emerging
                                                Bond     Venture Value  Wall Street    Markets
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  -------------  -----------  ----------
Assets:
   Investments in Trust, at net asset value  $8,169,397   $21,928,071     $884,327   $4,870,287
Liabilities:                                          0             0            0            0
                                             ----------   -----------     --------   ----------
Net assets:                                  $8,169,397   $21,928,071     $884,327   $4,870,287
                                             ==========   ===========     ========   ==========
   Accumulation units                         8,169,397    21,928,071      884,327    4,870,287
   Contracts in payout (annuitization)
      period                                          0             0            0            0
                                             ----------   -----------     --------   ----------
      Total net assets:                      $8,169,397   $21,928,071     $884,327   $4,870,287
                                             ==========   ===========     ========   ==========
Accumulation units outstanding:                 463,834       572,565       68,585      257,317
                                             ==========   ===========     ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 7,200         4,381           --        1,965
   Unit value of accumulation units          $    14.74   $     15.61     $     --   $    23.98
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               370,798       450,605       55,196      130,999
   Unit value of accumulation units          $    17.68   $     38.54     $  12.92   $    18.98
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   485         1,553           28        1,684
   Unit value of accumulation units          $    17.68   $     38.54     $  12.92   $    18.98
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --            --           --           --
   Unit value of accumulation units          $       --   $        --     $     --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --            --           --           --
   Unit value of accumulation units          $       --   $        --     $     --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                85,179       115,894       13,361      122,562
   Unit value of accumulation units          $    17.58   $     38.22     $  12.80   $    18.79
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   172           132           --          107
   Unit value of accumulation units          $    17.50   $     38.10     $     --   $    18.77

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                              Federated                                        Goldman
                                              American     Foreign      Global      Global      Sachs
                                               Leaders      Value        Bond      Equities   Research
                                              Portfolio   Portfolio    Portfolio   Portfolio  Portfolio
                                              (Class 3)   (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                             ----------  -----------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value  $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
Liabilities:                                          0            0           0           0          0
                                             ----------  -----------  ----------  ----------   --------
Net assets:                                  $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
                                             ==========  ===========  ==========  ==========   ========
   Accumulation units                         2,252,952   16,124,959   1,132,188   1,371,519    429,275
   Contracts in payout (annuitization)
      period                                          0            0           0           0          0
                                             ----------  -----------  ----------  ----------   --------
      Total net assets:                      $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
                                             ==========  ===========  ==========  ==========   ========
Accumulation units outstanding:                 111,322      814,527      65,124      57,896     53,332
                                             ==========  ===========  ==========  ==========   ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 5,204        7,507       5,582          --         --
   Unit value of accumulation units          $    13.39  $     11.20  $    13.39  $       --   $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                90,103      611,851      49,835      37,561     44,312
   Unit value of accumulation units          $    20.60  $     19.92  $    17.79  $    23.71   $   8.06
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    18          315          19          16         45
   Unit value of accumulation units          $    20.60  $     19.92  $    17.79  $    23.71   $   8.06
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --          --       4,408         --
   Unit value of accumulation units          $       --  $        --  $       --  $    23.94   $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --          --       4,365         --
   Unit value of accumulation units          $       --  $        --  $       --  $    23.66   $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                15,997      194,854       9,688      11,546      8,975
   Unit value of accumulation units          $    20.41  $     19.75  $    17.59  $    23.52   $   7.99
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --           --          --          --         --
   Unit value of accumulation units          $       --  $        --  $       --  $       --   $     --

                                                                                   International
                                              Growth-       Growth     High-Yield   Diversified
                                               Income   Opportunities     Bond       Equities
                                             Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ---------  -------------  ----------  -------------
Assets:
   Investments in Trust, at net asset value   $753,327    $1,189,111   $1,708,412   $11,143,193
Liabilities:                                         0             0            0             0
                                              --------    ----------   ----------   -----------
Net assets:                                   $753,327    $1,189,111   $1,708,412   $11,143,193
                                              ========    ==========   ==========   ===========
   Accumulation units                          753,327     1,189,111    1,708,412    11,143,193
   Contracts in payout (annuitization)
      period                                         0             0            0             0
                                              --------    ----------   ----------   -----------
      Total net assets:                       $753,327    $1,189,111   $1,708,412   $11,143,193
                                              ========    ==========   ==========   ===========
Accumulation units outstanding:                 25,329       212,701       83,697       774,274
                                              ========    ==========   ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                1,815            --        5,763            --
   Unit value of accumulation units           $  10.35    $       --   $    15.02   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               22,212       165,024       70,910       645,375
   Unit value of accumulation units           $  31.25    $     5.60   $    20.83   $     14.41
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   11           890           17         2,858
   Unit value of accumulation units           $  31.25    $     5.60   $    20.83   $     14.41
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --           --            --
   Unit value of accumulation units           $     --    $       --   $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --           --            --
   Unit value of accumulation units           $     --    $       --   $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                1,291        46,516        7,007       125,759
   Unit value of accumulation units           $  30.96    $     5.55   $    20.62   $     14.28
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           271           --           282
   Unit value of accumulation units           $     --    $     5.55   $       --   $     14.24


(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                                                             MFS
                                             International              Massachusetts      MFS
                                                 Growth       Marsico     Investors      Mid-Cap    MFS Total
                                                & Income      Growth        Trust        Growth      Return
                                               Portfolio     Portfolio    Portfolio     Portfolio   Portfolio
                                               (Class 3)     (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             -------------  ----------  -------------  ----------  ----------
Assets:
   Investments in Trust, at net asset value    $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
Liabilities:                                            0            0             0            0           0
                                               ----------   ----------    ----------   ----------  ----------
Net assets:                                    $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                               ==========   ==========    ==========   ==========  ==========
   Accumulation units                           4,207,621    1,302,180     2,793,929    4,158,703   7,118,917
   Contracts in payout (annuitization)
      period                                            0            0             0            0           0
                                               ----------   ----------    ----------   ----------  ----------
      Total net assets:                        $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                               ==========   ==========    ==========   ==========  ==========
Accumulation units outstanding:                   227,007      108,098       120,382      389,077     259,391
                                               ==========   ==========    ==========   ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   5,732          447            --        7,786       6,178
   Unit value of accumulation units            $    15.16   $    10.38    $       --   $     8.87  $    15.97
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 174,988      106,609        99,712      256,920     205,847
   Unit value of accumulation units            $    18.65   $    12.05    $    23.24   $    10.75  $    27.77
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   1,466        1,042            15           34         334
   Unit value of accumulation units            $    18.65   $    12.06    $    23.24   $    10.75  $    27.77
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --           --            --        3,136          --
   Unit value of accumulation units            $       --   $       --    $       --   $    10.78  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --           --            --        3,894          --
   Unit value of accumulation units            $       --   $       --    $       --   $    10.72  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  44,550           --        20,655      117,307      47,032
   Unit value of accumulation units            $    18.53   $       --    $    23.04   $    10.66  $    27.51
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     271           --            --           --          --
   Unit value of accumulation units            $    18.50   $       --    $       --   $       --  $       --


                                              Putnam                               Small
                                              Growth:      Real     Small & Mid   Company
                                              Voyager     Estate     Cap Value     Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  -----------  ---------
Assets:
   Investments in Trust, at net asset value   $199,450  $4,656,301   $8,418,212   $840,233
Liabilities:                                         0           0            0          0
                                              --------  ----------   ----------   --------
Net assets:                                   $199,450  $4,656,301   $8,418,212   $840,233
                                              ========  ==========   ==========   ========
   Accumulation units                          199,450   4,656,301    8,418,212    840,233
   Contracts in payout (annuitization)
      period                                         0           0            0          0
                                              --------  ----------   ----------   --------
      Total net assets:                       $199,450  $4,656,301   $8,418,212   $840,233
                                              ========  ==========   ==========   ========
Accumulation units outstanding:                 10,678     149,616      461,228     83,068
                                              ========  ==========   ==========   ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --         163        3,461      1,887
   Unit value of accumulation units           $     --  $    38.25   $    10.40   $  10.16
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                6,162      99,763      313,328     57,504
   Unit value of accumulation units           $  18.76  $    31.21   $    18.36   $  10.12
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   19       1,226          653      3,647
   Unit value of accumulation units           $  18.76  $    31.21   $    18.36   $  10.12
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --          --           --         --
   Unit value of accumulation units           $     --  $       --   $       --   $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --          --           --         --
   Unit value of accumulation units           $     --  $       --   $       --   $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                4,497      48,383      143,648     19,881
   Unit value of accumulation units           $  18.56  $    30.92   $    18.20   $  10.10
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          81          138        149
   Unit value of accumulation units           $     --  $    30.86   $    18.14   $  10.09

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                             SunAmerica               Telecom    Worldwide
                                              Balanced   Technology   Utility   High Income   Comstock
                                              Portfolio   Portfolio  Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class II)
                                             ----------  ----------  ---------  -----------  ----------
Assets:
   Investments in Trust, at net asset value   $616,993    $689,041    $176,763    $584,827   $4,538,092
Liabilities:                                         0           0           0           0            0
                                              --------    --------    --------    --------   ----------
Net assets:                                   $616,993    $689,041    $176,763    $584,827   $4,538,092
                                              ========    ========    ========    ========   ==========
   Accumulation units                          616,993     689,041     176,763     584,827    4,538,092
   Contracts in payout (annuitization)
   period                                            0           0           0           0            0
                                              --------    --------    --------    --------   ----------
      Total net assets:                       $616,993    $689,041    $176,763    $584,827   $4,538,092
                                              ========    ========    ========    ========   ==========
Accumulation units outstanding:                 38,174     291,032      11,768      27,903      318,475
                                              ========    ========    ========    ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --          --          --         935       21,116
   Unit value of accumulation units           $     --    $     --    $     --    $  14.75   $    14.62
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               32,497     213,390      11,743      26,951      244,271
   Unit value of accumulation units           $  16.19    $   2.37    $  15.02    $  21.17   $    14.24
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   22         149          25          17           25
   Unit value of accumulation units           $  16.19    $   2.37    $  15.02    $  21.17   $    14.14
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --      11,453          --          --        4,646
   Unit value of accumulation units           $     --    $   2.37    $     --    $     --   $    14.19
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --          57          --          --        4,022
   Unit value of accumulation units           $     --    $   2.27    $     --    $     --   $    14.04
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                5,655      65,983          --          --       44,395
   Unit value of accumulation units           $  16.03    $   2.35    $     --    $     --   $    14.15
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          --          --          --           --
   Unit value of accumulation units           $     --    $     --    $     --    $     --   $       --

                                              Strategic   Growth and               Conservative
                                               Growth       Income      Balanced     Balanced
                                              Portfolio   Portfolio    Portfolio     Portfolio
                                             (Class II)   (Class II)   (Class 2)     (Class 2)
                                             ----------  -----------  -----------  ------------
Assets:
   Investments in Trust, at net asset value   $571,367   $12,527,095  $12,593,462   $1,338,688
Liabilities:                                         0             0            0            0
                                              --------   -----------  -----------   ----------
Net assets:                                   $571,367   $12,527,095  $12,593,462   $1,338,688
                                              ========   ===========  ===========   ==========
   Accumulation units                          571,367    12,527,095   12,593,462    1,338,688
   Contracts in payout (annuitization)
   period                                            0             0            0            0
                                              --------   -----------  -----------   ----------
      Total net assets:                       $571,367   $12,527,095  $12,593,462   $1,338,688
                                              ========   ===========  ===========   ==========
Accumulation units outstanding:                 57,937       816,855    1,264,527      187,469
                                              ========   ===========  ===========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                6,792        19,006           --           --
   Unit value of accumulation units           $  10.03   $     15.99  $        --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               33,865       665,833           --           --
   Unit value of accumulation units           $   9.87   $     15.34  $        --   $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   37         1,459           --           --
   Unit value of accumulation units           $   9.75   $     15.40  $        --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --      889,502      100,380
   Unit value of accumulation units           $     --   $        --  $      9.98   $     7.16
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --      375,025       87,089
   Unit value of accumulation units           $     --   $        --  $      9.91   $     7.12
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding               17,243       130,327           --           --
   Unit value of accumulation units           $   9.79   $     15.21  $        --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           230           --           --
   Unit value of accumulation units           $     --   $     15.24  $        --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                             Conservative    Equity     Flexible                Growth
                                                Growth       Income      Income     Growth     & Income
                                               Portfolio      Fund     Portfolio     Fund        Fund
                                               (Class 2)    (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ------------  ----------  ----------  ---------  ---------
Assets:
   Investments in Trust, at net asset value   $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
Liabilities:                                           0            0           0         0           0
                                              ----------   ----------  ----------   -------    --------
Net assets:                                   $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
                                              ==========   ==========  ==========   =======    ========
   Accumulation units                          2,821,107    2,435,451   2,617,099    91,760     169,811
   Contracts in payout (annuitization)
      period                                           0            0           0         0           0
                                              ----------   ----------  ----------   -------    --------
      Total net assets:                       $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
                                              ==========   ==========  ==========   =======    ========
Accumulation units outstanding:                  266,719      237,372     322,522    12,939      24,521
                                              ==========   ==========  ==========   =======    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                157,798      162,053     283,712     8,765      20,303
   Unit value of accumulation units           $    10.60   $    10.29  $     8.12   $  7.11    $   6.93
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                108,921       75,319      38,810     4,174       4,218
   Unit value of accumulation units           $    10.54   $    10.20  $     8.06   $  7.05    $   6.89
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --

                                                        International      Mid       Money
                                               Income       Growth     Cap Stock     Market
                                                Fund         Fund         Fund        Fund
                                             (Class 2)    (Class 2)     (Class 2)  (Class 2)
                                             ---------  -------------  ----------  ---------
Assets:
   Investments in Trust, at net asset value   $614,681     $534,057    $2,090,330   $26,100
Liabilities:                                         0            0             0         0
                                              --------     --------    ----------   -------
Net assets:                                   $614,681     $534,057    $2,090,330   $26,100
                                              ========     ========    ==========   =======
   Accumulation units                          614,681      534,057     2,090,330    26,100
   Contracts in payout (annuitization)
      period                                         0            0             0         0
                                              --------     --------    ----------   -------
      Total net assets:                       $614,681     $534,057    $2,090,330   $26,100
                                              ========     ========    ==========   =======
Accumulation units outstanding:                 86,140       69,779       198,267     4,510
                                              ========     ========    ==========   =======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               44,334       43,063        89,538        13
   Unit value of accumulation units           $   7.16     $   7.68    $    10.57   $  5.84
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding               41,806       26,716       108,729     4,497
   Unit value of accumulation units           $   7.11     $   7.60    $    10.52   $  5.79
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)





                                                        Short Term     Small    Strategic
                                                REIT      Income    Cap Growth    Growth
                                                Fund       Fund          Fund   Portfolio
                                             (Class 2)   (Class 2)   (Class 2)  (Class 2)
                                             ---------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value   $416,984    $60,649    $147,613    $422,702
Liabilities:                                         0          0           0           0
                                              --------    -------    --------    --------
Net assets:                                   $416,984    $60,649    $147,613    $422,702
                                              ========    =======    ========    ========
   Accumulation units                          416,984     60,649     147,613     422,702
   Contracts in payout (annuitization)
      period                                         0          0           0           0
                                              --------    -------    --------    --------
      Total net assets:                       $416,984    $60,649    $147,613    $422,702
                                              ========    =======    ========    ========
Accumulation units outstanding:                 19,651      9,201      21,949      36,290
                                              ========    =======    ========    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               16,578      9,186      15,160      29,464
   Unit value of accumulation units           $  21.27    $  6.59    $   6.74    $  11.66
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                3,073         15       6,789       6,826
   Unit value of accumulation units           $  20.94    $  6.55    $   6.69    $  11.58
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --

                                                                                  Columbia
                                                                                  Marsico
                                                                      Columbia    Focused
                                                U.S.                 High Yield   Equities
                                             Government  West Coast     Fund,      Fund,
                                             Securities    Equity     Variable    Variable
                                                Fund        Fund       Series      Series
                                              (Class 2)   (Class 2)   (Class A)  (Class A)
                                             ----------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value    $7,180     $934,338    $179,520    $442,153
Liabilities:                                        0            0           0           0
                                               ------     --------    --------    --------
Net assets:                                    $7,180     $934,338    $179,520    $442,153
                                               ======     ========    ========    ========
   Accumulation units                           7,180      934,338     179,520     442,153
   Contracts in payout (annuitization)
      period                                        0            0           0           0
                                               ------     --------    --------    --------
      Total net assets:                        $7,180     $934,338    $179,520    $442,153
                                               ======     ========    ========    ========
Accumulation units outstanding:                 1,096       76,311      11,356      37,098
                                               ======     ========    ========    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                  --           --          --          --
   Unit value of accumulation units            $   --     $     --    $     --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  --           --       4,788      17,805
   Unit value of accumulation units            $   --     $     --    $  15.89    $  11.97
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  --           --          22          31
   Unit value of accumulation units            $   --     $     --    $  15.95    $  11.92
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                 864       37,449          --          --
   Unit value of accumulation units            $ 6.56     $  12.29    $     --    $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                 232       38,862          --          --
   Unit value of accumulation units            $ 6.52     $  12.20    $     --    $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  --           --       6,546      19,262
   Unit value of accumulation units            $   --     $     --    $  15.75    $  11.87
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  --           --          --          --
   Unit value of accumulation units            $   --     $     --    $     --    $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006

                                                        Net Asset
                                                          Value     Net Asset
Variable Accounts                              Shares   Per Share     Value         Cost
-----------------                            ---------  ---------  -----------  -----------
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                        10,870   $18.23    $   198,164  $   195,023
   Global Growth Fund                          479,452    23.29     11,166,439    9,005,290
   Growth Fund                                 190,331    64.08     12,196,400   10,356,286
   Growth-Income Fund                          358,601    42.19     15,129,375   13,154,364

ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)        618,095   $16.14    $ 9,977,259  $ 8,843,529
   Capital Appreciation Portfolio (Class 1)    577,824    40.84     23,597,538   19,354,757
   Government and Quality Bond Portfolio
      (Class 1)                              1,113,340    14.71     16,379,702   16,764,322
   Growth Portfolio (Class 1)                  445,290    28.77     12,810,872   12,289,441
   Natural Resources Portfolio (Class 1)       164,355    52.72      8,665,254    4,634,332
   Asset Allocation Portfolio (Class 3)        150,575    16.09      2,422,849    2,226,695
   Capital Appreciation Portfolio (Class 3)    346,014    40.50     14,012,679   11,744,471
   Government and Quality Bond Portfolio
      (Class 3)                              1,138,550    14.68     16,715,764   17,016,648
   Growth Portfolio (Class 3)                  303,661    28.69      8,713,522    8,073,595
   Natural Resources Portfolio (Class 3)        85,241    52.48      4,473,238    3,760,773

LORD ABBETT SERIES FUND, INC.(Class VC):
   Growth and Income Portfolio                 158,444   $29.34    $ 4,648,757  $ 4,186,191
   Mid Cap Value Portfolio                         175    21.78          3,803        3,792

SUNAMERICA SERIES TRUST:
   Aggressive Growth Porfolio (Class 1)        614,383   $12.54    $ 7,704,037  $ 7,898,669
   Alliance Growth Portfolio (Class 1)       1,258,004    22.06     27,754,618   32,401,331
   Blue Chip Growth Portfolio (Class 1)        252,368     6.94      1,752,678    1,466,363
   Cash Management Portfolio (Class 1)         882,382    11.10      9,796,654    9,652,043
   Corporate Bond Portfolio (Class 1)          688,932    11.77      8,106,771    7,880,863
   Davis Venture Value Portfolio (Class 1)   1,490,462    32.64     48,642,189   32,274,273
   "Dogs" of Wall Street Portfolio
      (Class 1)                                225,776    11.81      2,666,848    2,168,141
   Emerging Markets Portfolio (Class 1)        577,660    16.91      9,766,665    6,197,858
   Federated American Leaders Portfolio
      (Class 1)                                415,457    19.09      7,930,109    6,069,856
   Global Bond Portfolio (Class 1)             302,054    10.76      3,250,643    3,358,713
   Global Equities Portfolio (Class 1)         384,517    16.35      6,286,525    5,550,768
   Goldman Sachs Research Portfolio
      (Class 1)                                119,479     8.91      1,064,938      832,372
   Growth-Income Portfolio (Class 1)           866,574    27.15     23,526,553   20,779,124
   Growth Opportunities Portfolio (Class 1)    129,548     6.22        805,175      710,943
   High-Yield Bond Portfolio (Class 1)       1,608,946     7.51     12,084,690   11,323,886
   International Diversified Equities
      Portfolio (Class 1)                      734,975    10.80      7,937,585    6,508,667
   International Growth & Income Portfolio
      (Class 1)                                697,165    16.78     11,697,749    7,586,374
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                      650,750    13.91      9,055,026    7,820,754
   MFS Mid-Cap Growth Portfolio (Class 1)      520,964     9.60      4,999,231    5,677,884
   MFS Total Return Portfolio (Class 1)      1,056,577    17.94     18,952,867   16,432,981
   Putnam Growth: Voyager Portfolio
      (Class 1)                                432,076    16.30      7,044,969    8,817,877
   Real Estate Portfolio (Class 1)             289,751    24.30      7,042,071    4,367,367
   SunAmerica Balanced Portfolio (Class 1)     554,834    14.99      8,315,962    8,498,297
   Technology Portfolio (Class 1)              254,639     2.65        675,112      633,627
   Telecom Utility Portfolio (Class 1)         204,544    10.88      2,226,218    2,234,342
   Worldwide High Income Portfolio
      (Class 1)                                410,452     7.68      3,154,236    3,133,235
   Aggressive Growth Portfolio (Class 3)       108,433    12.42      1,346,722    1,155,105
   Alliance Growth Portfolio (Class 3)         438,596    21.98      9,641,133    8,557,360
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                          597    10.56          6,306        6,259
   American Funds Global Growth SAST
      Portfolio (Class 3)                        2,242    10.90         24,436       24,331
   American Funds Growth SAST Portfolio
      (Class 3)                                    788    10.66          8,397        8,337
   American Funds Growth-Income SAST
      Portfolio (Class 3)                          949    10.78         10,234       10,207
   Blue Chip Growth Portfolio (Class 3)        136,704     6.93        947,008      861,982
   Cash Management Portfolio (Class 3)         508,013    11.07      5,623,721    5,507,889
   Corporate Bond Portfolio (Class 3)          696,297    11.73      8,169,397    8,199,980
   Davis Venture Value Portfolio (Class 3)     674,045    32.53     21,928,071   18,098,063
   "Dogs" of Wall Street Portfolio
      (Class 3)                                 75,066    11.78        884,327      768,524
   Emerging Markets Portfolio (Class 3)        289,669    16.81      4,870,287    4,305,310
   Federated American Leaders Portfolio
      (Class 3)                                118,407    19.03      2,252,952    1,876,910
   Foreign Value Portfolio (Class 3)           806,519    19.99     16,124,959   12,011,348
   Global Bond Portfolio (Class 3)             106,000    10.68      1,132,188    1,203,792
   Global Equities Portfolio (Class 3)          84,401    16.25      1,371,519    1,106,006
   Goldman Sachs Research Portfolio
      (Class 3)                                 48,560     8.84        429,275      364,507
   Growth-Income Portfolio (Class 3)            27,822    27.08        753,327      641,867
   Growth Opportunities Portfolio (Class 3)    193,802     6.14      1,189,111    1,123,684
   High-Yield Bond Portfolio (Class 3)         228,194     7.49      1,708,412    1,659,664
   International Diversified Equities
      Portfolio (Class 3)                    1,038,808    10.73     11,143,193    8,455,798
   International Growth & Income Portfolio
      (Class 3)                                250,606    16.79      4,207,621    3,466,155
   Marsico Growth Portfolio (Class 3)          105,371    12.36      1,302,180    1,160,201
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      201,169    13.89      2,793,929    2,282,825
   MFS Mid-Cap Growth Portfolio (Class 3)      438,905     9.48      4,158,703    3,771,063
   MFS Total Return Portfolio (Class 3)        397,873    17.89      7,118,917    6,796,564
   Putnam Growth: Voyager Portfolio(
      Class 3)                                  12,305    16.21        199,450      172,656
   Real Estate Portfolio (Class 3)             192,595    24.18      4,656,301    4,064,842
   Small & Mid Cap Value Portfolio
      (Class 3)                                474,723    17.73      8,418,212    7,573,379
   Small Company Value Portfolio (Class 3)      48,777    17.23        840,233      830,493
   SunAmerica Balanced Portfolio (Class 3)      41,269    14.95        616,993      571,448
   Technology Portfolio (Class 3)              262,797     2.62        689,041      668,016
   Telecom Utility Portfolio (Class 3)          16,285    10.85        176,763      149,164
   Worldwide High Income Portfolio
      (Class 3)                                 76,529     7.64        584,827      578,043

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                          308,714   $14.70    $ 4,538,092  $ 4,006,777
   Strategic Growth Portfolio                   20,020    28.54        571,367      528,731
   Growth and Income Portfolio                 570,451    21.96     12,527,095   10,798,621

WM VARIABLE TRUST (Class 2):
   Balanced Portfolio                          700,805   $17.97    $12,593,462  $10,780,793
   Conservative Balanced Portfolio             105,909    12.64      1,338,688    1,226,374
   Conservative Growth Portfolio               144,228    19.56      2,821,107    2,335,172
   Equity Income Fund                          126,583    19.24      2,435,451    2,156,142
   Flexible Income Portfolio                   182,758    14.32      2,617,099    2,500,177
   Growth Fund                                   6,341    14.47         91,760       81,846
   Growth & Income Fund                          8,349    20.34        169,811      152,856
   Income Fund                                  58,597    10.49        614,681      608,063
   International Growth Fund                    30,658    17.42        534,057      469,307
   Mid Cap Stock Fund                          118,769    17.60      2,090,330    2,019,314
   Money Market Fund                            26,100     1.00         26,100       26,100
   REIT Fund                                    20,380    20.46        416,984      343,786
   Short Term Income Fund                       24,163     2.51         60,649       61,838
   Small Cap Growth Fund                        14,472    10.20        147,613      141,099
   Strategic Growth Portfolio                   19,266    21.94        422,702      345,234
   U.S. Government Securities Fund                 690    10.40          7,180        7,409
   West Coast Equity Fund                       39,077    23.91        934,338      848,568

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable
      Series                                    15,583   $11.52    $   179,520  $   168,581
   Columbia Marsico Focused Equities Fund,
      Variable Series                           21,932    20.16        442,153      402,300

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006


                                                 Asset        Global                  Growth
                                               Allocation     Growth      Growth      Income
                                                  Fund         Fund        Fund        Fund
                                             (Class 2) (1)   (Class 2)   (Class 2)   (Class 2)
                                             -------------  ----------  ----------  ----------
Investment income:
   Dividends                                     $3,469     $   64,537  $   87,464  $  207,876
                                                 ------     ----------  ----------  ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (342)      (122,655)   (135,248)   (172,518)
                                                 ------     ----------  ----------  ----------
Net investment income (loss)                      3,127        (58,118)    (47,784)     35,358
                                                 ------     ----------  ----------  ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        280        362,405     383,924     552,831
   Cost of shares sold                             (280)      (317,299)   (342,035)   (507,542)
                                                 ------     ----------  ----------  ----------
Net realized gains (losses) from securities
   transactions                                       0         45,106      41,889      45,289
Realized gain distributions                           0              0      51,036     253,836
                                                 ------     ----------  ----------  ----------
Net realized gains (losses)                           0         45,106      92,925     299,125
                                                 ------     ----------  ----------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                                0        741,712   1,106,440     836,771
   End of period                                  3,141      2,161,149   1,840,114   1,975,011
                                                 ------     ----------  ----------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,141      1,419,437     733,674   1,138,240
                                                 ------     ----------  ----------  ----------
Increase (decrease) in net assets from
   operations                                    $6,268     $1,406,425  $  778,815  $1,472,723
                                                 ======     ==========  ==========  ==========

                                                                          Government
                                                 Asset        Capital         and
                                              Allocation   Appreciation  Quality Bond     Growth
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             ------------  ------------  ------------  -----------
Investment income:
   Dividends                                 $   352,427   $    35,431   $   654,929   $    80,672
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (165,642)     (383,724)     (281,363)     (204,982)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                     186,785      (348,293)      373,566      (124,310)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,292,890     6,667,746     6,597,303     3,414,920
   Cost of shares sold                        (3,022,753)   (5,839,519)   (6,768,566)   (3,338,043)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  270,137       828,227      (171,263)       76,877
Realized gain distributions                            0        53,905             0     1,190,633
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                      270,137       882,132      (171,263)    1,267,510
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           596,192     2,459,460      (457,201)      213,894
   End of period                               1,133,730     4,242,781      (384,620)      521,431
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 537,538     1,783,321        72,581       307,537
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $   994,460   $ 2,317,160   $   274,884   $ 1,450,737
                                             ===========   ===========   ===========   ===========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                      Government
                                               Natural        Asset       Capital         and
                                              Resources    Allocation  Appreciation  Quality Bond
                                              Portfolio     Portfolio    Portfolio     Portfolio
                                              (Class 1)     (Class 3)    (Class 3)     (Class 3)
                                             -----------   ----------  ------------  ------------
Investment income:
   Dividends                                 $    57,635    $ 60,233    $        0    $ 506,712
                                             -----------    --------    ----------    ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                          (140,387)    (26,655)     (167,625)    (217,187)
                                             -----------    --------    ----------    ---------
Net investment income (loss)                     (82,752)     33,578      (167,625)     289,525
                                             -----------    --------    ----------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,245,085      73,327       411,451      830,012
   Cost of shares sold                        (1,871,195)    (69,855)     (380,873)    (851,811)
                                             -----------    --------    ----------    ---------
Net realized gains (losses) from securities
   transactions                                1,373,890       3,472        30,578      (21,799)
Realized gain distributions                      238,233           0        26,206            0
                                             -----------    --------    ----------    ---------
Net realized gains (losses)                    1,612,123       3,472        56,784      (21,799)
                                             -----------    --------    ----------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         3,732,634      61,273     1,116,307     (271,148)
   End of period                               4,030,922     196,154     2,268,208     (300,884)
                                             -----------    --------    ----------    ---------
Change in net unrealized appreciation
   (depreciation) of investments                 298,288     134,881     1,151,901      (29,736)
                                             -----------    --------    ----------    ---------
Increase (decrease) in net assets from
   operations                                $ 1,827,659    $171,931    $1,041,060    $ 237,990
                                             ===========    ========    ==========    =========


                                                         Natural     Growth        Mid Cap
                                               Growth   Resources  and Income       Value
                                             Portfolio  Portfolio   Portfolio     Portfolio
                                             (Class 3)  (Class 3)  (Class VC)  (Class VC) (1)
                                             ---------  ---------  ----------  --------------
Investment income:
   Dividends                                 $  31,602  $  15,967  $  53,783        $ 0
                                             ---------  ---------  ---------        ---
Expenses:
   Charges for distribution, mortality
      and expense risk                        (118,891)   (45,707)   (55,342)        (1)
                                             ---------  ---------  ---------        ---
Net investment income (loss)                   (87,289)   (29,740)    (1,559)        (1)
                                             ---------  ---------  ---------        ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   368,486    325,090    204,113          0
   Cost of shares sold                        (353,629)  (289,079)  (189,631)         0
                                             ---------  ---------  ---------        ---
Net realized gains (losses) from securities
   transactions                                 14,857     36,011     14,482          0
Realized gain distributions                    736,193     91,918    144,121          0
                                             ---------  ---------  ---------        ---
Net realized gains (losses)                    751,050    127,929    158,603          0
                                             ---------  ---------  ---------        ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         470,403    284,035    103,436          0
   End of period                               639,927    712,465    462,566         11
                                             ---------  ---------  ---------        ---
Change in net unrealized appreciation
   (depreciation) of investments               169,524    428,430    359,130         11
                                             ---------  ---------  ---------        ---
Increase (decrease) in net assets from
   operations                                $ 833,285  $ 526,619  $ 516,174        $10
                                             =========  =========  =========        ===

(1)  For the period from August 28, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)


                                              Aggressive    Alliance    Blue Chip      Cash
                                                Growth       Growth       Growth    Management
                                              Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 1)     (Class 1)   (Class 1)   (Class 1)
                                             -----------  ------------  ---------  -----------
Investment income:
   Dividends                                 $     8,095  $     36,668  $   4,108  $   267,169
                                             -----------  ------------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (124,035)     (480,604)   (25,708)    (149,514)
                                             -----------  ------------  ---------  -----------
Net investment income (loss)                    (115,940)     (443,936)   (21,600)     117,655
                                             -----------  ------------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,252,458     8,813,108    236,990    7,807,242
   Cost of shares sold                        (2,520,483)  (10,665,123)  (214,549)  (7,685,546)
                                             -----------  ------------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                 (268,025)   (1,852,015)    22,441      121,696
Realized gain distributions                            0             0          0            0
                                             -----------  ------------  ---------  -----------
Net realized gains (losses)                     (268,025)   (1,852,015)    22,441      121,696
                                             -----------  ------------  ---------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (1,454,593)   (6,496,277)   207,476       84,935
   End of period                                (194,632)   (4,646,713)   286,315      144,611
                                             -----------  ------------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,259,961     1,849,564     78,839       59,676
                                             -----------  ------------  ---------  -----------
Increase (decrease) in net assets from
   operations                                $   875,996  $   (446,387) $  79,680  $   299,027
                                             ===========  ============  =========  ===========

                                                             Davis
                                              Corporate     Venture     "Dogs" of    Emerging
                                                 Bond        Value     Wall Street    Markets
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             -----------  -----------  -----------  ----------
Investment income:
   Dividends                                 $   363,747  $   483,734  $   67,761   $   87,656
                                             -----------  -----------  ----------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (131,341)    (757,063)    (41,641)    (135,793)
                                             -----------  -----------  ----------   ----------
Net investment income (loss)                     232,406     (273,329)     26,120      (48,137)
                                             -----------  -----------  ----------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,646,512   11,398,232   1,040,014    1,540,069
   Cost of shares sold                        (3,551,800)  (8,222,971)   (898,155)    (954,503)
                                             -----------  -----------  ----------   ----------
Net realized gains (losses) from securities
   transactions                                   94,712    3,175,261     141,859      585,566
Realized gain distributions                            0            0      45,617    1,485,009
                                             -----------  -----------  ----------   ----------
Net realized gains (losses)                       94,712    3,175,261     187,476    2,070,575
                                             -----------  -----------  ----------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           197,245   13,042,268     214,700    3,338,852
   End of period                                 225,908   16,367,916     498,707    3,568,807
                                             -----------  -----------  ----------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                  28,663    3,325,648     284,007      229,955
                                             -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
   operations                                $   355,781  $ 6,227,580  $  497,603   $2,252,393
                                             ===========  ===========  ==========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                              Federated                              Goldman
                                               American      Global       Global      Sachs
                                               Leaders        Bond       Equities    Research
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                             -----------  -----------  -----------  --------
Investment income:
   Dividends                                 $   122,615  $   331,261  $    57,228  $  2,791
                                             -----------  -----------  -----------  --------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (120,723)     (56,106)     (95,744)  (12,703)
                                             -----------  -----------  -----------  --------
Net investment income (loss)                       1,892      275,155      (38,516)   (9,912)
                                             -----------  -----------  -----------  --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,117,504    1,065,147    1,674,359    83,237
   Cost of shares sold                        (1,780,492)  (1,044,593)  (1,642,787)  (70,378)
                                             -----------  -----------  -----------  --------
Net realized gains (losses) from securities
   transactions                                  337,012       20,554       31,572    12,859
Realized gain distributions                       86,856       68,490            0         0
                                             -----------  -----------  -----------  --------
Net realized gains (losses)                      423,868       89,044       31,572    12,859
                                             -----------  -----------  -----------  --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,209,450      174,335     (519,832)  112,787
   End of period                               1,860,253     (108,070)     735,757   232,566
                                             -----------  -----------  -----------  --------
Change in net unrealized appreciation
   (depreciation) of investments                 650,803     (282,405)   1,255,589   119,779
                                             -----------  -----------  -----------  --------
Increase (decrease) in net assets from
   operations                                $ 1,076,563  $    81,794  $ 1,248,645  $122,726
                                             ===========  ===========  ===========  ========

                                                                         International
                                               Growth-        Growth       High-Yield   Diversified
                                                Income    Opportunities       Bond        Equities
                                              Portfolio     Portfolio      Portfolio     Portfolio
                                              (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                             -----------  -------------  -------------  -----------
Investment income:
   Dividends                                 $   177,166    $       0     $   864,078   $    32,528
                                             -----------    ---------     -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (385,267)     (11,333)       (174,072)     (121,972)
                                             -----------    ---------     -----------   -----------
Net investment income (loss)                    (208,101)     (11,333)        690,006       (89,444)
                                             -----------    ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   6,919,883      172,632       4,182,495     2,392,320
   Cost of shares sold                        (6,420,274)    (158,606)     (3,904,622)   (2,196,603)
                                             -----------    ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions                                  499,609       14,026         277,873       195,717
Realized gain distributions                            0            0               0             0
                                             -----------    ---------     -----------   -----------
Net realized gains (losses)                      499,609       14,026         277,873       195,717
                                             -----------    ---------     -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,713,911       43,551         344,066        (3,182)
   End of period                               2,747,429       94,232         760,804     1,428,918
                                             -----------    ---------     -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,033,518       50,681         416,738     1,432,100
                                             -----------    ---------     -----------   -----------
Increase (decrease) in net assets from
   operations                                $ 1,325,026    $  53,374     $ 1,384,617   $ 1,538,373
                                             ===========    =========     ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                 MFS
                                             International  Massachusetts       MFS         MFS
                                                 Growth       Investors      Mid-Cap       Total
                                                & Income        Trust         Growth       Return
                                               Portfolio      Portfolio     Portfolio    Portfolio
                                               (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  -------------  -----------  -----------
Investment income:
   Dividends                                  $   147,028    $    64,442   $         0  $   454,811
                                              -----------    -----------   -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (168,191)      (144,012)      (85,182)    (293,828)
                                              -----------    -----------   -----------  -----------
Net investment income (loss)                      (21,163)       (79,570)      (85,182)     160,983
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,467,618      2,254,275     1,725,378    4,388,446
   Cost of shares sold                         (1,758,498)    (2,101,241)   (2,043,904)  (3,898,671)
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions                                   709,120        153,034      (318,526)     489,775
Realized gain distributions                       138,057              0             0      636,636
                                              -----------    -----------   -----------  -----------
Net realized gains (losses)                       847,177        153,034      (318,526)   1,126,411
                                              -----------    -----------   -----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          2,451,656        300,270    (1,133,082)   1,928,897
   End of period                                4,111,375      1,234,272      (678,653)   2,519,886
                                              -----------    -----------   -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                1,659,719        934,002       454,429      590,989
                                              -----------    -----------   -----------  -----------
Increase (decrease) in net assets from
   operations                                 $ 2,485,733    $ 1,007,466   $    50,721  $ 1,878,383
                                              ===========    ===========   ===========  ===========


                                                Putnam
                                               Growth:       Real      SunAmerica
                                               Voyager      Estate      Balanced   Technology
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
Investment income:
   Dividends                                 $     1,648  $   85,604  $   235,937  $       0
                                             -----------  ----------  -----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (119,288)    (98,936)    (141,006)   (10,749)
                                             -----------  ----------  -----------  ---------
Net investment income (loss)                    (117,640)    (13,332)      94,931    (10,749)
                                             -----------  ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,225,097   1,441,471    2,825,800    173,095
   Cost of shares sold                        (2,973,328)   (927,303)  (3,008,650)  (167,412)
                                             -----------  ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions                                 (748,231)    514,168     (182,850)     5,683
Realized gain distributions                            0     619,366            0          0
                                             -----------  ----------  -----------  ---------
Net realized gains (losses)                     (748,231)  1,133,534     (182,850)     5,683
                                             -----------  ----------  -----------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (2,889,856)  1,967,784   (1,053,242)    39,139
   End of period                              (1,772,908)  2,674,704     (182,335)    41,485
                                             -----------  ----------  -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments               1,116,948     706,920      870,907      2,346
                                             -----------  ----------  -----------  ---------
Increase (decrease) in net assets from
   operations                                $   251,077  $1,827,122  $   782,988  $  (2,720)
                                             ===========  ==========  ===========  =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)



                                               Telecom    Worldwide   Aggressive   Alliance
                                               Utility   High Income    Growth      Growth
                                             Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)   (Class 1)    (Class 3)   (Class 3)
                                             ----------  -----------  ----------  ----------
Investment income:
   Dividends                                 $  78,255   $   235,637  $       0   $        0
                                             ---------   -----------  ---------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (32,454)      (49,989)   (17,628)    (108,832)
                                             ---------   -----------  ---------   ----------
Net investment income (loss)                    45,801       185,648    (17,628)    (108,832)
                                             ---------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   553,996     1,197,742    135,221      331,504
   Cost of shares sold                        (624,019)   (1,194,803)  (123,377)    (310,060)
                                             ---------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions                                (70,023)        2,939     11,844       21,444
Realized gain distributions                          0             0          0            0
                                             ---------   -----------  ---------   ----------
Net realized gains (losses)                    (70,023)        2,939     11,844       21,444
                                             ---------   -----------  ---------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (507,088)      (37,069)    65,633      962,803
   End of period                                (8,124)       21,001    191,617    1,083,773
                                             ---------   -----------  ---------   ----------
Change in net unrealized appreciation
   (depreciation) of investments               498,964        58,070    125,984      120,970
                                             ---------   -----------  ---------   ----------
Increase (decrease) in net assets from
   operations                                $ 474,742   $   246,657  $ 120,200   $   33,582
                                             =========   ===========  =========   ==========

                                                American       American       American       American
                                              Funds Asset    Funds Global      Funds          Funds
                                               Allocation       Growth         Growth     Growth-Income
                                                  SAST           SAST           SAST           SAST
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             -------------  -------------  -------------  -------------
Investment income:
   Dividends                                      $ 0           $   0           $ 0           $  0
                                                  ---           -----           ---           ----
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (3)             (6)           (3)            (5)
                                                  ---           -----           ---           ----
Net investment income (loss)                       (3)             (6)           (3)            (5)
                                                  ---           -----           ---           ----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        2             214             2             48
   Cost of shares sold                             (2)           (213)           (2)           (48)
                                                  ---           -----           ---           ----
Net realized gains (losses) from securities
   transactions                                     0               1             0              0
Realized gain distributions                         0               0             0              0
                                                  ---           -----           ---           ----
Net realized gains (losses)                         0               1             0              0
                                                  ---           -----           ---           ----
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              0               0             0              0
   End of period                                   47             105            60             27
                                                  ---           -----           ---           ----
Change in net unrealized appreciation
   (depreciation) of investments                   47             105            60             27
                                                  ---           -----           ---           ----
Increase (decrease) in net assets from
   operations                                     $44           $ 100           $57           $ 22
                                                  ===           =====           ===           ====

(1)  For the period from September 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)


                                             Blue Chip       Cash     Corporate      Davis
                                                Growth    Management     Bond    Venture Value
                                             Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                             ----------  -----------  ---------  -------------
Investment income:
   Dividends                                  $     88   $   121,120  $ 282,105   $  147,539
                                              --------   -----------  ---------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (11,654)      (74,673)   (91,008)    (260,112)
                                              --------   -----------  ---------   ----------
Net investment income (loss)                   (11,566)       46,447    191,097     (112,573)
                                              --------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    64,979     1,442,280    191,800      790,769
   Cost of shares sold                         (59,379)   (1,416,954)  (193,229)    (719,510)
                                              --------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions                                  5,600        25,326     (1,429)      71,259
Realized gain distributions                          0             0          0            0
                                              --------   -----------  ---------   ----------
Net realized gains (losses)                      5,600        25,326     (1,429)      71,259
                                              --------   -----------  ---------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          41,534        54,040    (99,383)   1,557,842
   End of period                                85,026       115,832    (30,583)   3,830,008
                                              --------   -----------  ---------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                43,492        61,792     68,800    2,272,166
                                              --------   -----------  ---------   ----------
Increase (decrease) in net assets from
   operations                                 $ 37,526   $   133,565  $ 258,468   $2,230,852
                                              ========   ===========  =========   ==========

                                                                     Federated
                                              "Dogs" of    Emerging   American    Foreign
                                             Wall Street   Markets    Leaders      Value
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             -----------  ---------  ---------  ----------
Investment income:
   Dividends                                  $  16,718   $  28,694  $  29,287  $  135,947
                                              ---------   ---------  ---------  ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (10,625)    (47,941)   (30,524)   (212,570)
                                              ---------   ---------  ---------  ----------
Net investment income (loss)                      6,093     (19,247)    (1,237)    (76,623)
                                              ---------   ---------  ---------  ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    115,828     418,329    263,834   1,157,343
   Cost of shares sold                         (103,339)   (335,644)  (233,372)   (943,420)
                                              ---------   ---------  ---------  ----------
Net realized gains (losses) from securities
   transactions                                  12,489      82,685     30,462     213,923
Realized gain distributions                      12,379     596,129     24,055     197,408
                                              ---------   ---------  ---------  ----------
Net realized gains (losses)                      24,868     678,814     54,517     411,331
                                              ---------   ---------  ---------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           18,414     382,170    147,216   1,360,559
   End of period                                115,803     564,977    376,042   4,113,611
                                              ---------   ---------  ---------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                 97,389     182,807    228,826   2,753,052
                                              ---------   ---------  ---------  ----------
Increase (decrease) in net assets from
   operations                                 $ 128,350   $ 842,374  $ 282,106  $3,087,760
                                              =========   =========  =========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                    Goldman
                                               Global     Global     Sachs     Growth-
                                                Bond     Equities   Research    Income
                                             Portfolio  Portfolio  Portfolio  Portfolio
                                             (Class 3)  (Class 3)  (Class 3)  (Class 3)
                                             ---------  ---------  ---------  ---------
Investment income:
   Dividends                                 $ 83,213   $   7,914  $    347   $  3,336
                                             --------   ---------  --------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                            (11,482)    (14,803)   (4,762)    (9,566)
                                             --------   ---------  --------   --------
Net investment income (loss)                   71,731      (6,889)   (4,415)    (6,230)
                                             --------   ---------  --------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   41,776     120,760    23,123     44,298
   Cost of shares sold                        (42,317)   (102,240)  (21,472)   (41,586)
                                             --------   ---------  --------   --------
Net realized gains (losses) from securities
   transactions                                  (541)     18,520     1,651      2,712
Realized gain distributions                    17,662           0         0          0
                                             --------   ---------  --------   --------
Net realized gains (losses)                    17,121      18,520     1,651      2,712
                                             --------   ---------  --------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            179      80,879    17,758     72,595
   End of period                              (71,604)    265,513    64,768    111,460
                                             --------   ---------  --------   --------
Change in net unrealized appreciation
   (depreciation) of investments              (71,783)    184,634    47,010     38,865
                                             --------   ---------  --------   --------
Increase (decrease) in net assets from
   operations                                $ 17,069   $ 196,265  $ 44,246   $ 35,347
                                             ========   =========  ========   ========

                                                                        International  International
                                                 Growth     High-Yield   Diversified       Growth
                                             Opportunities     Bond        Equities       & Income
                                               Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ----------  -------------  -------------
Investment income:
   Dividends                                   $       0    $ 112,596    $    22,204     $  30,691
                                               ---------    ---------    -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (8,008)     (20,067)      (135,385)      (33,553)
                                               ---------    ---------    -----------     ---------
Net investment income (loss)                      (8,008)      92,529       (113,181)       (2,862)
                                               ---------    ---------    -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     121,842      483,588        795,982       168,785
   Cost of shares sold                          (115,085)    (464,494)      (649,079)     (141,431)
                                               ---------    ---------    -----------     ---------
Net realized gains (losses) from securities
   transactions                                    6,757       19,094        146,903        27,354
Realized gain distributions                            0            0              0        33,898
                                               ---------    ---------    -----------     ---------
Net realized gains (losses)                        6,757       19,094        146,903        61,252
                                               ---------    ---------    -----------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            15,012       (3,049)     1,008,005       267,118
   End of period                                  65,427       48,748      2,687,395       741,466
                                               ---------    ---------    -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                  50,415       51,797      1,679,390       474,348
                                               ---------    ---------    -----------     ---------
Increase (decrease) in net assets from
   operations                                  $  49,164    $ 163,420    $ 1,713,112     $ 532,738
                                               =========    =========    ===========     =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                             MFS
                                                        Massachusetts     MFS
                                               Marsico    Investors     Mid-Cap   MFS Total
                                               Growth       Trust        Growth     Return
                                             Portfolio    Portfolio    Portfolio  Portfolio
                                             (Class 3)    (Class 3)    (Class 3)  (Class 3)
                                             ---------  -------------  ---------  ---------
Investment income:
   Dividends                                 $      0     $  12,751    $       0  $ 138,158
                                             --------     ---------    ---------  ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                               (15,518)      (39,038)     (56,945)   (90,160)
                                             --------     ---------    ---------  ---------
Net investment income (loss)                  (15,518)      (26,287)     (56,945)    47,998
                                             --------     ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   25,313       196,962      206,830    534,945
   Cost of shares sold                        (23,930)     (179,057)    (197,558)  (522,512)
                                             --------     ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions                                 1,383        17,905        9,272     12,433
Realized gain distributions                    71,222             0            0    214,634
                                             --------     ---------    ---------  ---------
Net realized gains (losses)                    72,605        17,905        9,272    227,067
                                             --------     ---------    ---------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        123,131       234,944      303,814     17,021
   End of period                              141,979       511,104      387,640    322,353
                                             --------     ---------    ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments               18,848       276,160       83,826    305,332
                                             --------     ---------    ---------  ---------
Increase (decrease) in net assets from
   operations                                $ 75,935     $ 267,778    $  36,153  $ 580,397
                                             ========     =========    =========  =========


                                               Putnam
                                              Growth:      Real     Small & Mid  Small Company
                                              Voyager     Estate     Cap Value       Value
                                             Portfolio   Portfolio   Portfolio     Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3) (1)
                                             ---------  ----------  -----------  -------------
Investment income:
   Dividends                                 $      0   $  37,746    $   5,361     $      0
                                             --------   ---------    ---------     --------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (3,336)    (43,971)    (104,039)      (3,022)
                                             --------   ---------    ---------     --------
Net investment income (loss)                   (3,336)     (6,225)     (98,678)      (3,022)
                                             --------   ---------    ---------     --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   64,369     305,181      313,093       19,014
   Cost of shares sold                        (60,435)   (262,349)    (286,673)     (19,335)
                                             --------   ---------    ---------     --------
Net realized gains (losses) from securities
   transactions                                 3,934      42,832       26,420         (321)
Realized gain distributions                         0     321,913      416,763       27,620
                                             --------   ---------    ---------     --------
Net realized gains (losses)                     3,934     364,745      443,183       27,299
                                             --------   ---------    ---------     --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         20,579     156,384      452,875            0
   End of period                               26,794     591,459      844,833        9,740
                                             --------   ---------    ---------     --------
Change in net unrealized appreciation
   (depreciation) of investments                6,215     435,075      391,958        9,740
                                             --------   ---------    ---------     --------
Increase (decrease) in net assets from
   operations                                $  6,813   $ 793,595    $ 736,463     $ 34,017
                                             ========   =========    =========     ========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             SunAmerica               Telecom     Worldwide
                                              Balanced   Technology   Utility   High Income
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  -----------
Investment income:
   Dividends                                  $ 12,505   $       0   $  4,616    $ 39,088
                                              --------   ---------   --------    --------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (7,671)     (8,976)    (1,760)     (6,689)
                                              --------   ---------   --------    --------
Net investment income (loss)                     4,834      (8,976)     2,856      32,399
                                              --------   ---------   --------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    98,603     132,399      5,153      39,573
   Cost of shares sold                         (95,912)   (132,243)    (4,864)    (39,137)
                                              --------   ---------   --------    --------
Net realized gains (losses) from securities
   transactions                                  2,691         156        289         436
Realized gain distributions                          0           0          0           0
                                              --------   ---------   --------    --------
Net realized gains (losses)                      2,691         156        289         436
                                              --------   ---------   --------    --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          11,814      16,720      3,095       2,609
   End of period                                45,545      21,025     27,599       6,784
                                              --------   ---------   --------    --------
Change in net unrealized appreciation
   (depreciation) of investments                33,731       4,305     24,504       4,175
                                              --------   ---------   --------    --------
Increase (decrease) in net assets from
   operations                                 $ 41,256   $  (4,515)  $ 27,649    $ 37,010
                                              ========   =========   ========    ========

                                                          Strategic  Growth and
                                              Comstock     Growth      Income      Balanced
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class II)  (Class II)  (Class II)   (Class 2)
                                             ----------  ----------  ----------  -----------
Investment income:
   Dividends                                 $  43,260    $      0   $   85,484  $   225,505
                                             ---------    --------   ----------  -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (57,402)     (6,828)    (152,941)    (183,638)
                                             ---------    --------   ----------  -----------
Net investment income (loss)                   (14,142)     (6,828)     (67,457)      41,867
                                             ---------    --------   ----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   389,171      72,735      521,219    1,509,878
   Cost of shares sold                        (363,829)    (70,050)    (489,376)  (1,364,208)
                                             ---------    --------   ----------  -----------
Net realized gains (losses) from securities
   transactions                                 25,342       2,685       31,843      145,670
Realized gain distributions                    201,128           0      567,806            0
                                             ---------    --------   ----------  -----------
Net realized gains (losses)                    226,470       2,685      599,649      145,670
                                             ---------    --------   ----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         219,748      35,130      872,293    1,031,070
   End of period                               531,315      42,636    1,728,474    1,812,669
                                             ---------    --------   ----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments               311,567       7,506      856,181      781,599
                                             ---------    --------   ----------  -----------
Increase (decrease) in net assets from
   operations                                $ 523,895    $  3,363   $1,388,373  $   969,136
                                             =========    ========   ==========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             Conservative  Conservative                  Flexible
                                               Balanced       Growth     Equity Income    Income
                                               Portfolio     Portfolio        Fund      Portfolio
                                               (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                             ------------  ------------  -------------  ---------
Investment income:
   Dividends                                  $  34,974     $  36,659      $  21,096    $  95,026
                                              ---------     ---------      ---------    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (21,523)      (40,296)       (25,337)     (39,117)
                                              ---------     ---------      ---------    ---------
Net investment income (loss)                     13,451        (3,637)        (4,241)      55,909
                                              ---------     ---------      ---------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    340,291       514,675        232,393      299,307
   Cost of shares sold                         (328,651)     (459,109)      (218,859)    (294,881)
                                              ---------     ---------      ---------    ---------
Net realized gains (losses) from securities
   transactions                                  11,640        55,566         13,534        4,426
Realized gain distributions                       3,759             0         67,992        1,408
                                              ---------     ---------      ---------    ---------
Net realized gains (losses)                      15,399        55,566         81,526        5,834
                                              ---------     ---------      ---------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           60,109       301,449         94,549       59,828
   End of period                                112,314       485,935        279,309      116,922
                                              ---------     ---------      ---------    ---------
Change in net unrealized appreciation
   (depreciation) of investments                 52,205       184,486        184,760       57,094
                                              ---------     ---------      ---------    ---------
Increase (decrease) in net assets from
   operations                                 $  81,055     $ 236,415      $ 262,045    $ 118,837
                                              =========     =========      =========    =========

                                                          Growth              International
                                               Growth    & Income    Income       Growth
                                                Fund       Fund      Fund         Fund
                                             (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                             ---------  ---------  ---------  -------------
Investment income:
   Dividends                                 $      0   $  1,449   $ 21,055     $  3,937
                                             --------   --------   --------     --------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,573)    (1,900)    (7,736)      (4,475)
                                             --------   --------   --------     --------
Net investment income (loss)                   (1,573)      (451)    13,319         (538)
                                             --------   --------   --------     --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   42,808     13,518     55,224       18,791
   Cost of shares sold                        (40,140)   (13,542)   (55,352)     (17,558)
                                             --------   --------   --------     --------
Net realized gains (losses) from securities
   transactions                                 2,668        (24)      (128)       1,233
Realized gain distributions                         0          0        217            0
                                             --------   --------   --------     --------
Net realized gains (losses)                     2,668        (24)        89        1,233
                                             --------   --------   --------     --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         12,361      3,821      1,186        9,414
   End of period                                9,914     16,955      6,618       64,750
                                             --------   --------   --------     --------
Change in net unrealized appreciation
   (depreciation) of investments               (2,447)    13,134      5,432       55,336
                                             --------   --------   --------     --------
Increase (decrease) in net assets from
   operations                                $ (1,352)  $ 12,659   $ 18,840     $ 56,031
                                             ========   ========   ========     ========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                Mid       Money               Short Term
                                             Cap Stock    Market      REIT      Income
                                                Fund       Fund       Fund       Fund
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ---------  ---------  ---------  ----------
Investment income:
   Dividends                                 $ 19,073   $  1,976   $  8,578    $  2,955
                                             --------   --------   --------    --------
Expenses:
   Charges for distribution, mortality and
      expense risk                            (20,172)      (807)    (5,559)     (1,118)
                                             --------   --------   --------    --------
Net investment income (loss)                   (1,099)     1,169      3,019       1,837
                                             --------   --------   --------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   50,512     31,243     41,822      26,115
   Cost of shares sold                        (52,866)   (31,243)   (37,519)    (26,832)
                                             --------   --------   --------    --------
Net realized gains (losses) from securities
   transactions                                (2,354)         0      4,303        (717)
Realized gain distributions                   129,398          0     30,065           0
                                             --------   --------   --------    --------
Net realized gains (losses)                   127,044          0     34,368        (717)
                                             --------   --------   --------    --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         28,923          0     16,059      (1,942)
   End of period                               71,016          0     73,198      (1,189)
                                             --------   --------   --------    --------
Change in net unrealized appreciation
   (depreciation) of investments               42,093          0     57,139         753
                                             --------   --------   --------    --------
Increase (decrease) in net assets from
   operations                                $168,038   $  1,169   $ 94,526    $  1,873
                                             ========   ========   ========    ========

                                                Small    Strategic        U.S.       West Coast
                                             Cap Growth    Growth      Government      Equity
                                                Fund     Portfolio  Securities Fund     Fund
                                              (Class 2)  (Class 2)     (Class 2)      (Class 2)
                                             ----------  ---------  ---------------  ----------
Investment income:
   Dividends                                  $     0    $   3,357     $    292      $   1,444
                                              -------    ---------     --------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,494)      (7,094)        (338)        (9,765)
                                              -------    ---------     --------      ---------
Net investment income (loss)                   (1,494)      (3,737)         (46)        (8,321)
                                              -------    ---------     --------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,636      252,970       31,783        179,314
   Cost of shares sold                         (2,693)    (217,616)     (33,378)      (167,296)
                                              -------    ---------     --------      ---------
Net realized gains (losses) from securities
   transactions                                   (57)      35,354       (1,595)        12,018
Realized gain distributions                         0            0            0          8,670
                                              -------    ---------     --------      ---------
Net realized gains (losses)                       (57)      35,354       (1,595)        20,688
                                              -------    ---------     --------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          3,803       64,201       (1,859)        21,304
   End of period                                6,514       77,468         (229)        85,770
                                              -------    ---------     --------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                2,711       13,267        1,630         64,466
                                              -------    ---------     --------      ---------
Increase (decrease) in net assets from
   operations                                 $ 1,160    $  44,884     $    (11)     $  76,833
                                              =======    =========     ========      =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                  Columbia
                                                 Columbia         Marsico
                                                High Yield        Focused
                                                   Fund,       Equities Fund,
                                             Variable Series  Variable Series
                                                (Class A)        (Class A)
                                             ---------------  ---------------
Investment income:
   Dividends                                     $ 4,153         $      0
                                                 -------         --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,391)          (4,063)
                                                 -------         --------
Net investment income (loss)                       1,762           (4,063)
                                                 -------         --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       6,643           17,220
   Cost of shares sold                            (6,518)         (16,556)
                                                 -------         --------
Net realized gains (losses) from securities
   transactions                                      125              664
Realized gain distributions                        1,412                0
                                                 -------         --------
Net realized gains (losses)                        1,537              664
                                                 -------         --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               476            9,602
   End of period                                  10,939           39,853
                                                 -------         --------
Change in net unrealized appreciation
   (depreciation) of investments                  10,463           30,251
                                                 -------         --------
Increase (decrease) in net assets from
   operations                                    $13,762         $ 26,852
                                                 =======         ========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006


                                                 Asset         Global                    Growth
                                               Allocation      Growth       Growth       Income
                                                  Fund          Fund         Fund         Fund
                                             (Class 2) (1)   (Class 2)    (Class 2)    (Class 2)
                                             -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,127     $   (58,118) $   (47,784) $    35,358
   Net realized gains (losses) from
      securities transactions                         0          45,106       92,925      299,125
   Change in net unrealized appreciation
      (depreciation) of investments               3,141       1,419,437      733,674    1,138,240
                                               --------     -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                          6,268       1,406,425      778,815    1,472,723
                                               --------     -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                 154,409       2,743,131    3,318,970    3,643,966
   Cost of units redeemed                           (93)       (254,434)    (436,855)    (332,731)
   Net transfers                                 37,580       1,699,110    2,032,588    1,480,570
   Contract maintenance charge                        0            (633)        (723)        (918)
                                               --------     -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions              191,896       4,187,174    4,913,980    4,790,887
                                               --------     -----------  -----------  -----------
Increase (decrease) in net assets               198,164       5,593,599    5,692,795    6,263,610
Net assets at beginning of period                     0       5,572,840    6,503,605    8,865,765
                                               --------     -----------  -----------  -----------
Net assets at end of period                    $198,164     $11,166,439  $12,196,400  $15,129,375
                                               ========     ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     9,640         137,528      171,606      211,164
   Units redeemed                                    (6)        (12,941)     (22,527)     (19,884)
   Units transferred                              2,336          85,378      105,816       86,905
                                               --------     -----------  -----------  -----------
Increase (decrease) in units outstanding         11,970         209,965      254,895      278,185
Beginning units                                       0         304,618      349,988      551,512
                                               --------     -----------  -----------  -----------
Ending units                                     11,970         514,583      604,883      829,697
                                               ========     ===========  ===========  ===========

                                                                         Government
                                                Asset        Capital         and
                                              Allocation  Appreciation  Quality Bond     Growth
                                              Portfolio     Portfolio     Portfolio    Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   186,785  $  (348,293)  $   373,566   $  (124,310)
   Net realized gains (losses) from
      securities transactions                    270,137      882,132      (171,263)    1,267,510
   Change in net unrealized appreciation
      (depreciation) of investments              537,538    1,783,321        72,581       307,537
                                             -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from operations                         994,460    2,317,160       274,884     1,450,737
                                             -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                   63,810       48,279        80,263        63,820
   Cost of units redeemed                     (2,215,961)  (4,424,802)   (4,465,698)   (2,773,073)
   Net transfers                                (391,442)    (926,449)   (1,266,038)      (39,663)
   Contract maintenance charge                    (3,042)      (6,927)       (4,333)       (3,844)
                                             -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (2,546,635)  (5,309,899)   (5,655,806)   (2,752,760)
                                             -----------  -----------   -----------   -----------
Increase (decrease) in net assets             (1,552,175)  (2,992,739)   (5,380,922)   (1,302,023)
Net assets at beginning of period             11,529,434   26,590,277    21,760,624    14,112,895
                                             -----------  -----------   -----------   -----------
Net assets at end of period                  $ 9,977,259  $23,597,538   $16,379,702   $12,810,872
                                             ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,626        1,182         4,698         1,876
   Units redeemed                                (92,695)    (107,130)     (260,781)      (86,196)
   Units transferred                             (15,179)     (22,187)      (73,910)       (1,255)
                                             -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding        (105,248)    (128,135)     (329,993)      (85,575)
Beginning units                                  499,496      669,723     1,268,280       458,975
                                             -----------  -----------   -----------   -----------
Ending units                                     394,248      541,588       938,287       373,400
                                             ===========  ===========   ===========   ===========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                                     Government
                                               Natural       Asset       Capital         and
                                              Resources   Allocation  Appreciation  Quality Bond
                                              Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 1)    (Class 3)    (Class 3)     (Class 3)
                                             -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (82,752) $   33,578  $  (167,625)  $   289,525
   Net realized gains (losses) from
      securities transactions                  1,612,123       3,472       56,784       (21,799)
   Change in net unrealized appreciation
      (depreciation) of investments              298,288     134,881    1,151,901       (29,736)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from operations                       1,827,659     171,931    1,041,060       237,990
                                             -----------  ----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                   18,561     477,998    3,598,218     3,268,398
   Cost of units redeemed                     (1,772,047)     (9,101)    (410,701)     (922,805)
   Net transfers                                 143,018     699,513    1,520,561     1,908,361
   Contract maintenance charge                    (1,931)       (216)      (1,174)       (1,619)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (1,612,399)  1,168,194    4,706,904     4,252,335
                                             -----------  ----------  -----------   -----------
Increase (decrease) in net assets                215,260   1,340,125    5,747,964     4,490,325
Net assets at beginning of period              8,449,994   1,082,724    8,264,715    12,225,439
                                             -----------  ----------  -----------   -----------
Net assets at end of period                  $ 8,665,254  $2,422,849  $14,012,679   $16,715,764
                                             ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        279      20,464       93,421       193,817
   Units redeemed                                (39,284)       (398)     (10,097)      (54,994)
   Units transferred                               3,311      29,581       41,643       112,802
                                             -----------  ----------  -----------   -----------
Increase (decrease) in units outstanding         (35,694)     49,647      124,967       251,625
Beginning units                                  214,268      47,448      209,725       720,156
                                             -----------  ----------  -----------   -----------
Ending units                                     178,574      97,095      334,692       971,781
                                             ===========  ==========  ===========   ===========


                                                           Natural     Growth        Mid Cap
                                               Growth     Resources  and Income       Value
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)  (Class VC)  (Class VC) (1)
                                             ----------  ----------  ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (87,289) $  (29,740) $   (1,559)     $   (1)
   Net realized gains (losses) from
      securities transactions                   751,050     127,929     158,603           0
   Change in net unrealized appreciation
      (depreciation) of investments             169,524     428,430     359,130          11
                                             ----------  ----------  ----------      ------
      Increase (decrease) in net assets
         from operations                        833,285     526,619     516,174          10
                                             ----------  ----------  ----------      ------
From capital transactions:
   Net proceeds from units sold               1,109,074   1,312,865   1,008,914           0
   Cost of units redeemed                      (313,027)    (98,123)    (94,436)          0
   Net transfers                                645,089   1,123,418     428,013       3,793
   Contract maintenance charge                     (947)       (312)       (382)          0
                                             ----------  ----------  ----------      ------
      Increase (decrease) in net assets
         from capital transactions            1,440,189   2,337,848   1,342,109       3,793
                                             ----------  ----------  ----------      ------
Increase (decrease) in net assets             2,273,474   2,864,467   1,858,283       3,803
Net assets at beginning of period             6,440,048   1,608,771   2,790,474           0
                                             ----------  ----------  ----------      ------
Net assets at end of period                  $8,713,522  $4,473,238  $4,648,757      $3,803
                                             ==========  ==========  ==========      ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    34,888      29,475      77,509           0
   Units redeemed                                (9,851)     (2,200)     (7,410)          0
   Units transferred                             20,614      26,003      33,614         244
                                             ----------  ----------  ----------      ------
Increase (decrease) in units outstanding         45,651      53,278     103,713         244
Beginning units                                 211,282      41,266     234,490           0
                                             ----------  ----------  ----------      ------
Ending units                                    256,933      94,544     338,203         244
                                             ==========  ==========  ==========      ======

(1)  For the period from August 28, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)


                                              Aggressive    Alliance    Blue Chip      Cash
                                                Growth       Growth      Growth     Management
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                             -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (115,940) $  (443,936) $  (21,600) $   117,655
   Net realized gains (losses) from
      securities transactions                   (268,025)  (1,852,015)     22,441      121,696
   Change in net unrealized appreciation
      (depreciation) of investments            1,259,961    1,849,564      78,839       59,676
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                         875,996     (446,387)     79,680      299,027
                                             -----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   71,292      162,228      20,054       20,640
   Cost of units redeemed                     (1,650,104)  (6,678,207)   (136,026)  (3,489,088)
   Net transfers                                (181,583)  (1,010,353)     52,217    2,899,262
   Contract maintenance charge                    (3,072)     (11,802)       (426)      (2,650)
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,763,467)  (7,538,134)    (64,181)    (571,836)
                                             -----------  -----------  ----------  -----------
Increase (decrease) in net assets               (887,471)  (7,984,521)     15,499     (272,809)
Net assets at beginning of period              8,591,508   35,739,139   1,737,179   10,069,463
                                             -----------  -----------  ----------  -----------
Net assets at end of period                  $ 7,704,037  $27,754,618  $1,752,678  $ 9,796,654
                                             ===========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,249        4,906       3,340        1,549
   Units redeemed                               (100,882)    (205,254)    (22,624)    (264,585)
   Units transferred                             (10,314)     (32,430)      8,137      219,712
                                             -----------  -----------  ----------  -----------
Increase (decrease) in units outstanding        (106,947)    (232,778)    (11,147)     (43,324)
Beginning units                                  544,544    1,069,885     286,791      774,741
                                             -----------  -----------  ----------  -----------
Ending units                                     437,597      837,107     275,644      731,417
                                             ===========  ===========  ==========  ===========

                                                              Davis
                                              Corporate      Venture     "Dogs" of    Emerging
                                                 Bond         Value     Wall Street    Markets
                                              Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   232,406  $   (273,329) $    26,120  $  (48,137)
   Net realized gains (losses) from
      securities transactions                     94,712     3,175,261      187,476   2,070,575
   Change in net unrealized appreciation
      (depreciation) of investments               28,663     3,325,648      284,007     229,955
                                             -----------  ------------  -----------  ----------
      Increase (decrease) in net assets
         from operations                         355,781     6,227,580      497,603   2,252,393
                                             -----------  ------------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   43,868       232,821        4,255      57,611
   Cost of units redeemed                     (1,725,724)  (10,208,936)    (543,510)   (835,358)
   Net transfers                              (1,155,937)      654,179       (2,293)     69,840
   Contract maintenance charge                    (1,823)      (14,406)        (804)     (1,662)
                                             -----------  ------------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (2,839,616)   (9,336,342)    (542,352)   (709,569)
                                             -----------  ------------  -----------  ----------
Increase (decrease) in net assets             (2,483,835)   (3,108,762)     (44,749)  1,542,824
Net assets at beginning of period             10,590,606    51,750,951    2,711,597   8,223,841
                                             -----------  ------------  -----------  ----------
Net assets at end of period                  $ 8,106,771  $ 48,642,189  $ 2,666,848  $9,766,665
                                             ===========  ============  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,537         6,294          312       3,475
   Units redeemed                                (99,016)     (283,774)     (45,571)    (49,246)
   Units transferred                             (67,021)       17,935          719       1,426
                                             -----------  ------------  -----------  ----------
Increase (decrease) in units outstanding        (163,500)     (259,545)     (44,540)    (44,345)
Beginning units                                  615,116     1,505,818      248,632     552,174
                                             -----------  ------------  -----------  ----------
Ending units                                     451,616     1,246,273      204,092     507,829
                                             ===========  ============  ===========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                              Federated                              Goldman
                                               American     Global       Global       Sachs
                                               Leaders       Bond       Equities    Research
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     1,892  $  275,155  $   (38,516) $   (9,912)
   Net realized gains (losses) from
      securities transactions                    423,868      89,044       31,572      12,859
   Change in net unrealized appreciation
      (depreciation) of investments              650,803    (282,405)   1,255,589     119,779
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from operations                       1,076,563      81,794    1,248,645     122,726
                                             -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   95,090      14,805       10,492       3,781
   Cost of units redeemed                     (1,527,189)   (533,435)  (1,175,130)    (59,926)
   Net transfers                                (173,822)   (308,199)     104,362     301,540
   Contract maintenance charge                    (1,913)       (707)      (1,988)       (192)
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (1,607,834)   (827,536)  (1,062,264)    245,203
                                             -----------  ----------  -----------  ----------
Increase (decrease) in net assets               (531,271)   (745,742)     186,381     367,929
Net assets at beginning of period              8,461,380   3,996,385    6,100,144     697,009
                                             -----------  ----------  -----------  ----------
Net assets at end of period                  $ 7,930,109  $3,250,643  $ 6,286,525  $1,064,938
                                             ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,763         851          580         511
   Units redeemed                                (81,268)    (30,034)     (53,749)     (8,051)
   Units transferred                              (9,563)    (17,339)       5,107      39,841
                                             -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding         (86,068)    (46,522)     (48,062)     32,301
Beginning units                                  466,182     227,066      309,442      97,904
                                             -----------  ----------  -----------  ----------
Ending units                                     380,114     180,544      261,380     130,205
                                             ===========  ==========  ===========  ==========

                                                                                      International
                                               Growth-        Growth      High-Yield   Diversified
                                                Income    Opportunities      Bond        Equities
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             -----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (208,101)   $ (11,333)   $   690,006   $   (89,444)
   Net realized gains (losses) from
      securities transactions                    499,609       14,026        277,873       195,717
   Change in net unrealized appreciation
      (depreciation) of investments            1,033,518       50,681        416,738     1,432,100
                                             -----------    ---------    -----------   -----------
      Increase (decrease) in net assets
         from operations                       1,325,026       53,374      1,384,617     1,538,373
                                             -----------    ---------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                   71,489        6,199         20,963        69,021
   Cost of units redeemed                     (5,393,464)     (72,198)    (2,187,912)   (1,827,993)
   Net transfers                                  17,263      337,047      1,289,761       368,257
   Contract maintenance charge                    (9,021)        (159)        (2,342)       (1,916)
                                             -----------    ---------    -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (5,313,732)     270,889       (879,530)   (1,392,631)
                                             -----------    ---------    -----------   -----------
Increase (decrease) in net assets             (3,988,706)     324,263        505,087       145,742
Net assets at beginning of period             27,515,259      480,912     11,579,603     7,791,843
                                             -----------    ---------    -----------   -----------
Net assets at end of period                  $23,526,553    $ 805,175    $12,084,690   $ 7,937,585
                                             ===========    =========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,123        1,046          1,061         4,830
   Units redeemed                               (178,527)     (13,656)      (111,651)     (138,335)
   Units transferred                                 (41)      59,852         63,466        27,961
                                             -----------    ---------    -----------   -----------
Increase (decrease) in units outstanding        (176,445)      47,242        (47,124)     (105,544)
Beginning units                                  919,440       94,760        620,626       650,604
                                             -----------    ---------    -----------   -----------
Ending units                                     742,995      142,002        573,502       545,060
                                             ===========    =========    ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                   (Continued)

                                                                MFS
                                             International  Massachusetts      MFS
                                                 Growth       Investors      Mid-Cap         MFS
                                               & Income         Trust         Growth    Total Return
                                               Portfolio      Portfolio     Portfolio     Portfolio
                                               (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                             -------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (21,163)   $   (79,570)  $   (85,182) $   160,983
   Net realized gains (losses) from
      securities transactions                     847,177        153,034      (318,526)   1,126,411
   Change in net unrealized appreciation
      (depreciation) of investments             1,659,719        934,002       454,429      590,989
                                              -----------    -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        2,485,733      1,007,466        50,721    1,878,383
                                              -----------    -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                    24,667         19,392        22,469      123,831
   Cost of units redeemed                      (1,790,226)    (1,640,487)   (1,073,236)  (3,791,229)
   Net transfers                                  674,094       (306,380)     (345,252)     617,771
   Contract maintenance charge                     (2,499)        (2,640)       (1,778)      (5,201)
                                              -----------    -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (1,093,964)    (1,930,115)   (1,397,797)  (3,054,827)
                                              -----------    -----------   -----------  -----------
Increase (decrease) in net assets               1,391,769       (922,649)   (1,347,076)  (1,176,444)
Net assets at beginning of period              10,305,980      9,977,675     6,346,307   20,129,311
                                              -----------    -----------   -----------  -----------
Net assets at end of period                   $11,697,749    $ 9,055,026   $ 4,999,231  $18,952,867
                                              ===========    ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,223            914         1,988        4,643
   Units redeemed                                (105,819)       (74,065)     (100,179)    (143,219)
   Units transferred                               41,256        (14,865)      (31,486)      22,876
                                              -----------    -----------   -----------  -----------
Increase (decrease) in units outstanding          (63,340)       (88,016)     (129,677)    (115,700)
Beginning units                                   681,700        473,467       588,780      790,163
                                              -----------    -----------   -----------  -----------
Ending units                                      618,360        385,451       459,103      674,463
                                              ===========    ===========   ===========  ===========


                                               Putnam
                                               Growth:        Real     SunAmerica
                                               Voyager       Estate     Balanced   Technology
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (117,640) $  (13,332) $    94,931   $(10,749)
   Net realized gains (losses) from
      securities transactions                   (748,231)  1,133,534     (182,850)     5,683
   Change in net unrealized appreciation
      (depreciation) of investments            1,116,948     706,920      870,907      2,346
                                             -----------  ----------  -----------   --------
      Increase (decrease) in net assets
         from operations                         251,077   1,827,122      782,988     (2,720)
                                             -----------  ----------  -----------   --------
From capital transactions:
   Net proceeds from units sold                   20,878      17,575       60,049        289
   Cost of units redeemed                     (1,586,665)   (806,714)  (2,474,480)   (54,251)
   Net transfers                                (286,935)    (49,858)     (90,399)   (19,997)
   Contract maintenance charge                    (3,618)     (1,676)      (3,771)      (183)
                                             -----------  ----------  -----------   --------
      Increase (decrease) in net assets
         from capital transactions            (1,856,340)   (840,673)  (2,508,601)   (74,142)
                                             -----------  ----------  -----------   --------
Increase (decrease) in net assets             (1,605,263)    986,449   (1,725,612)   (76,862)
Net assets at beginning of period              8,650,232   6,055,622   10,041,574    751,974
                                             -----------  ----------  -----------   --------
Net assets at end of period                  $ 7,044,969  $7,042,071  $ 8,315,962   $675,112
                                             ===========  ==========  ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        966         683        3,937        112
   Units redeemed                                (86,778)    (29,209)    (159,700)   (22,721)
   Units transferred                             (17,656)     (2,484)      (5,770)    (8,132)
                                             -----------  ----------  -----------   --------
Increase (decrease) in units outstanding        (103,468)    (31,010)    (161,533)   (30,741)
Beginning units                                  473,972     254,015      668,675    311,559
                                             -----------  ----------  -----------   --------
Ending units                                     370,504     223,005      507,142    280,818
                                             ===========  ==========  ===========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                   (Continued)



                                               Telecom     Worldwide   Aggressive   Alliance
                                               Utility    High Income    Growth      Growth
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 3)   (Class 3)
                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   45,801   $  185,648   $  (17,628) $ (108,832)
   Net realized gains (losses) from
      securities transactions                   (70,023)       2,939       11,844      21,444
   Change in net unrealized appreciation
      (depreciation) of investments             498,964       58,070      125,984     120,970
                                             ----------   ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                        474,742      246,657      120,200      33,582
                                             ----------   ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                  13,840        5,961      216,509   3,021,061
   Cost of units redeemed                      (368,115)    (789,878)     (20,412)   (247,558)
   Net transfers                                (22,429)     142,200       74,106   1,274,219
   Contract maintenance charge                     (736)      (1,054)        (123)       (723)
                                             ----------   ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions             (377,440)    (642,771)     270,080   4,046,999
                                             ----------   ----------   ----------  ----------
Increase (decrease) in net assets                97,302     (396,114)     390,280   4,080,581
Net assets at beginning of period             2,128,916    3,550,350      956,442   5,560,552
                                             ----------   ----------   ----------  ----------
Net assets at end of period                  $2,226,218   $3,154,236   $1,346,722  $9,641,133
                                             ==========   ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       954          254       13,059      98,178
   Units redeemed                               (27,216)     (39,063)      (1,257)     (7,776)
   Units transferred                             (1,805)       7,061        4,545      41,413
                                             ----------   ----------   ----------  ----------
Increase (decrease) in units outstanding        (28,067)     (31,748)      16,347     131,815
Beginning units                                 174,618      179,125       61,576     168,890
                                             ----------   ----------   ----------  ----------
Ending units                                    146,551      147,377       77,923     300,705
                                             ==========   ==========   ==========  ==========

                                                American       American       American       American
                                              Funds Asset    Funds Global      Funds          Funds
                                               Allocation      Growth         Growth      Growth-Income
                                                  SAST          SAST           SAST           SAST
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (3)        $    (6)       $   (3)        $    (5)
   Net realized gains (losses) from
      securities transactions                        0               1             0               0
   Change in net unrealized appreciation
      (depreciation) of investments                 47             105            60              27
                                                ------         -------        ------         -------
      Increase (decrease) in net assets
         from operations                            44             100            57              22
                                                ------         -------        ------         -------
From capital transactions:
   Net proceeds from units sold                  6,244          24,564         8,315          10,240
   Cost of units redeemed                            0            (181)            0             (45)
   Net transfers                                    18             (47)           25              17
   Contract maintenance charge                       0               0             0               0
                                                ------         -------        ------         -------
      Increase (decrease) in net assets
         from capital transactions               6,262          24,336         8,340          10,212
                                                ------         -------        ------         -------
Increase (decrease) in net assets                6,306          24,436         8,397          10,234
Net assets at beginning of period                    0               0             0               0
                                                ------         -------        ------         -------
Net assets at end of period                     $6,306         $24,436        $8,397         $10,234
                                                ======         =======        ======         =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      597           2,291           786             974
   Units redeemed                                    0             (17)            0              (4)
   Units transferred                                 2              (5)            2               1
                                                ------         -------        ------         -------
Increase (decrease) in units outstanding           599           2,269           788             971
Beginning units                                      0               0             0               0
                                                ------         -------        ------         -------
Ending units                                       599           2,269           788             971
                                                ======         =======        ======         =======

(1)  For the period from September 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                   Davis
                                             Blue Chip     Cash      Corporate    Venture
                                               Growth   Management     Bond        Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $(11,566)  $   46,447  $  191,097  $  (112,573)
   Net realized gains (losses) from
      securities transactions                   5,600       25,326      (1,429)      71,259
   Change in net unrealized appreciation
      (depreciation) of investments            43,492       61,792      68,800    2,272,166
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                       37,526      133,565     258,468    2,230,852
                                             --------   ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               265,284    1,083,240   2,413,412    5,222,057
   Cost of units redeemed                     (17,187)    (350,587)   (215,239)    (679,478)
   Net transfers                               35,750    1,021,475   1,351,685    2,099,573
   Contract maintenance charge                   (159)        (512)       (668)      (1,761)
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            283,688    1,753,616   3,549,190    6,640,391
                                             --------   ----------  ----------  -----------
Increase (decrease) in net assets             321,214    1,887,181   3,807,658    8,871,243
Net assets at beginning of period             625,794    3,736,540   4,361,739   13,056,828
                                             --------   ----------  ----------  -----------
Net assets at end of period                  $947,008   $5,623,721  $8,169,397  $21,928,071
                                             ========   ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  43,208       83,049     140,828      146,780
   Units redeemed                              (2,904)     (26,930)    (12,574)     (19,187)
   Units transferred                            6,192       78,881      78,786       60,717
                                             --------   ----------  ----------  -----------
Increase (decrease) in units outstanding       46,496      135,000     207,040      188,310
Beginning units                               104,205      290,399     256,794      384,255
                                             --------   ----------  ----------  -----------
Ending units                                  150,701      425,399     463,834      572,565
                                             ========   ==========  ==========  ===========

                                             "Dogs" of              Federated
                                                Wall     Emerging    American     Foreign
                                               Street     Markets     Leaders      Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  6,093   $  (19,247) $   (1,237) $   (76,623)
   Net realized gains (losses) from
      securities transactions                  24,868      678,814      54,517      411,331
   Change in net unrealized appreciation
      (depreciation) of investments            97,389      182,807     228,826    2,753,052
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                      128,350      842,374     282,106    3,087,760
                                             --------   ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               170,776    1,570,888     277,164    2,121,095
   Cost of units redeemed                     (16,788)     (72,194)    (75,255)    (440,100)
   Net transfers                               75,374      550,050      55,254      832,315
   Contract maintenance charge                   (149)        (288)       (179)      (1,513)
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            229,213    2,048,456     256,984    2,511,797
                                             --------   ----------  ----------  -----------
Increase (decrease) in net assets             357,563    2,890,830     539,090    5,599,557
Net assets at beginning of period             526,764    1,979,457   1,713,862   10,525,402
                                             --------   ----------  ----------  -----------
Net assets at end of period                  $884,327   $4,870,287  $2,252,952  $16,124,959
                                             ========   ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  14,762       94,631      16,243      124,257
   Units redeemed                              (1,448)      (4,332)     (4,026)     (24,859)
   Units transferred                            6,505       32,115       3,636       52,862
                                             --------   ----------  ----------  -----------
Increase (decrease) in units outstanding       19,819      122,414      15,853      152,260
Beginning units                                48,766      134,903      95,469      662,267
                                             --------   ----------  ----------  -----------
Ending units                                   68,585      257,317     111,322      814,527
                                             ========   ==========  ==========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                      Goldman
                                               Global      Global      Sachs     Growth-
                                                Bond      Equities    Research    Income
                                             Portfolio    Portfolio  Portfolio  Portfolio
                                             (Class 3)    (Class 3)  (Class 3)  (Class 3)
                                             ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   71,731  $   (6,889) $ (4,415)  $ (6,230)
   Net realized gains (losses) from
      securities transactions                    17,121      18,520     1,651      2,712
   Change in net unrealized appreciation
      (depreciation) of investments             (71,783)    184,634    47,010     38,865
                                             ----------  ----------  --------   --------
      Increase (decrease) in net assets
         from operations                         17,069     196,265    44,246     35,347
                                             ----------  ----------  --------   --------
From capital transactions:
   Net proceeds from units sold                 374,691     377,507    85,792     54,487
   Cost of units redeemed                       (11,328)    (33,160)  (15,125)   (18,799)
   Net transfers                                245,970     181,024    97,301    114,051
   Contract maintenance charge                      (93)       (112)      (35)       (80)
                                             ----------  ----------  --------   --------
      Increase (decrease) in net assets
         from capital transactions              609,240     525,259   167,933    149,659
                                             ----------  ----------  --------   --------
Increase (decrease) in net assets               626,309     721,524   212,179    185,006
Net assets at beginning of period               505,879     649,995   217,096    568,321
                                             ----------  ----------  --------   --------
Net assets at end of period                  $1,132,188  $1,371,519  $429,275   $753,327
                                             ==========  ==========  ========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    22,596      17,752    11,390      3,028
   Units redeemed                                  (651)     (1,528)   (2,089)      (629)
   Units transferred                             14,146       8,341    13,158      3,731
                                             ----------  ----------  --------   --------
Increase (decrease) in units outstanding         36,091      24,565    22,459      6,130
Beginning units                                  29,033      33,331    30,873     19,199
                                             ----------  ----------  --------   --------
Ending units                                     65,124      57,896    53,332     25,329
                                             ==========  ==========  ========   ========

                                                                        International  International
                                                 Growth     High-Yield   Diversified       Growth
                                             Opportunities     Bond        Equities       & Income
                                               Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (8,008)    $   92,529   $  (113,181)    $   (2,862)
   Net realized gains (losses) from
      securities transactions                     6,757         19,094       146,903         61,252
   Change in net unrealized appreciation
      (depreciation) of investments              50,415         51,797     1,679,390        474,348
                                             ----------     ----------   -----------     ----------
      Increase (decrease) in net assets
         from operations                         49,164        163,420     1,713,112        532,738
                                             ----------     ----------   -----------     ----------
From capital transactions:
   Net proceeds from units sold                 709,721        397,650     2,643,686      2,098,660
   Cost of units redeemed                       (22,153)      (391,320)     (410,822)       (64,513)
   Net transfers                                286,541        393,720       585,438        370,324
   Contract maintenance charge                      (63)          (230)       (1,040)          (137)
                                             ----------     ----------   -----------     ----------
      Increase (decrease) in net assets
         from capital transactions              974,046        399,820     2,817,262      2,404,334
                                             ----------     ----------   -----------     ----------
Increase (decrease) in net assets             1,023,210        563,240     4,530,374      2,937,072
Net assets at beginning of period               165,901      1,145,172     6,612,819      1,270,549
                                             ----------     ----------   -----------     ----------
Net assets at end of period                  $1,189,111     $1,708,412   $11,143,193     $4,207,621
                                             ==========     ==========   ===========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   130,522         20,748       201,824        123,787
   Units redeemed                                (4,044)       (20,136)      (31,505)        (3,885)
   Units transferred                             53,216         21,115        46,881         22,017
                                             ----------     ----------   -----------     ----------
Increase (decrease) in units outstanding        179,694         21,727       217,200        141,919
Beginning units                                  33,007         61,970       557,074         85,088
                                             ----------     ----------   -----------     ----------
Ending units                                    212,701         83,697       774,274        227,007
                                             ==========     ==========   ===========     ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                              MFS
                                                         Massachusetts      MFS
                                               Marsico     Investors      Mid-Cap    MFS Total
                                               Growth        Trust        Growth      Return
                                              Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             ----------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (15,518)   $  (26,287)  $  (56,945) $   47,998
   Net realized gains (losses) from
      securities transactions                    72,605        17,905        9,272     227,067
   Change in net unrealized appreciation
      (depreciation) of investments              18,848       276,160       83,826     305,332
                                             ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                         75,935       267,778       36,153     580,397
                                             ----------    ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                 217,929       286,029      572,336   1,506,442
   Cost of units redeemed                       (26,002)      (98,742)    (153,417)   (402,190)
   Net transfers                                237,105       161,253      549,451     776,385
   Contract maintenance charge                      (91)         (300)        (375)       (740)
                                             ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions              428,941       348,240      967,995   1,879,897
                                             ----------    ----------   ----------  ----------
Increase (decrease) in net assets               504,876       616,018    1,004,148   2,460,294
Net assets at beginning of period               797,304     2,177,911    3,154,555   4,658,623
                                             ----------    ----------   ----------  ----------
Net assets at end of period                  $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                             ==========    ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    18,846        12,978       55,320      59,324
   Units redeemed                                (2,280)       (4,540)     (14,709)    (15,211)
   Units transferred                             20,964         7,634       52,301      30,459
                                             ----------    ----------   ----------  ----------
Increase (decrease) in units outstanding         37,530        16,072       92,912      74,572
Beginning units                                  70,568       104,310      296,165     184,819
                                             ----------    ----------   ----------  ----------
Ending units                                    108,098       120,382      389,077     259,391
                                             ==========    ==========   ==========  ==========


                                               Putnam
                                               Growth:     Real     Small & Mid  Small Company
                                              Voyager     Estate     Cap Value       Value
                                             Portfolio   Portfolio   Portfolio     Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3) (1)
                                             ---------  ----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (3,336)  $   (6,225) $  (98,678)    $ (3,022)
   Net realized gains (losses) from
      securities transactions                   3,934      364,745     443,183       27,299
   Change in net unrealized appreciation
      (depreciation) of investments             6,215      435,075     391,958        9,740
                                             --------   ----------  ----------     --------
      Increase (decrease) in net assets
         from operations                        6,813      793,595     736,463       34,017
                                             --------   ----------  ----------     --------
From capital transactions:
   Net proceeds from units sold                37,500    1,983,102   1,919,289      696,106
   Cost of units redeemed                      (2,565)     (77,062)   (265,866)      (3,300)
   Net transfers                              (37,605)     291,368     962,584      113,443
   Contract maintenance charge                    (38)        (356)       (774)         (32)
                                             --------   ----------  ----------     --------
      Increase (decrease) in net assets
         from capital transactions             (2,708)   2,197,052   2,615,233      806,217
                                             --------   ----------  ----------     --------
Increase (decrease) in net assets               4,105    2,990,647   3,351,696      840,233
Net assets at beginning of period             195,345    1,665,654   5,066,516            0
                                             --------   ----------  ----------     --------
Net assets at end of period                  $199,450   $4,656,301  $8,418,212     $840,233
                                             ========   ==========  ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,087       70,436     111,293       71,752
   Units redeemed                                (149)      (2,898)    (15,388)        (340)
   Units transferred                           (2,116)      11,416      56,247       11,656
                                             --------   ----------  ----------     --------
Increase (decrease) in units outstanding         (178)      78,954     152,152       83,068
Beginning units                                10,856       70,662     309,076            0
                                             --------   ----------  ----------     --------
Ending units                                   10,678      149,616     461,228       83,068
                                             ========   ==========  ==========     ========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             SunAmerica               Telecom    Worldwide
                                              Balanced   Technology   Utility   High Income
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  4,834    $ (8,976)  $  2,856    $ 32,399
   Net realized gains (losses) from
      securities transactions                    2,691         156        289         436
   Change in net unrealized appreciation
      (depreciation) of investments             33,731       4,305     24,504       4,175
                                              --------    --------   --------    --------
      Increase (decrease) in net assets
         from operations                        41,256      (4,515)    27,649      37,010
                                              --------    --------   --------    --------
From capital transactions:
   Net proceeds from units sold                132,404     233,661     35,487      61,036
   Cost of units redeemed                      (75,668)    (71,861)    (4,380)     (6,076)
   Net transfers                               100,879     124,392     40,961     156,107
   Contract maintenance charge                    (178)       (107)       (39)        (26)
                                              --------    --------   --------    --------
      Increase (decrease) in net assets
         from capital transactions             157,437     286,085     72,029     211,041
                                              --------    --------   --------    --------
Increase (decrease) in net assets              198,693     281,570     99,678     248,051
Net assets at beginning of period              418,300     407,471     77,085     336,776
                                              --------    --------   --------    --------
Net assets at end of period                   $616,993    $689,041   $176,763    $584,827
                                              ========    ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    8,600      99,549      2,653       3,291
   Units redeemed                               (5,079)    (31,183)      (335)       (301)
   Units transferred                             6,465      52,042      3,072       7,782
                                              --------    --------   --------    --------
Increase (decrease) in units outstanding         9,986     120,408      5,390      10,772
Beginning units                                 28,188     170,624      6,378      17,131
                                              --------    --------   --------    --------
Ending units                                    38,174     291,032     11,768      27,903
                                              ========    ========   ========    ========

                                                          Strategic  Growth and
                                              Comstock     Growth       Income      Balanced
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                             (Class II)  (Class II)   (Class II)   (Class 2)
                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (14,142)  $ (6,828)  $   (67,457) $    41,867
   Net realized gains (losses) from
      securities transactions                   226,470      2,685       599,649      145,670
   Change in net unrealized appreciation
      (depreciation) of investments             311,567      7,506       856,181      781,599
                                             ----------   --------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        523,895      3,363     1,388,373      969,136
                                             ----------   --------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                 768,997    150,129     2,746,856    2,095,759
   Cost of units redeemed                      (277,436)   (26,217)     (361,264)  (1,415,356)
   Net transfers                                544,670    108,027       876,057    1,319,972
   Contract maintenance charge                     (459)       (17)       (1,155)      (2,830)
                                             ----------   --------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            1,035,772    231,922     3,260,494    1,997,545
                                             ----------   --------   -----------  -----------
Increase (decrease) in net assets             1,559,667    235,285     4,648,867    2,966,681
Net assets at beginning of period             2,978,425    336,082     7,878,228    9,626,781
                                             ----------   --------   -----------  -----------
Net assets at end of period                  $4,538,092   $571,367   $12,527,095  $12,593,462
                                             ==========   ========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    58,366     15,191       192,521      224,094
   Units redeemed                               (20,366)    (2,766)      (25,497)    (149,113)
   Units transferred                             41,274     11,070        62,677      139,447
                                             ----------   --------   -----------  -----------
Increase (decrease) in units outstanding         79,274     23,495       229,701      214,428
Beginning units                                 239,201     34,442       587,154    1,050,099
                                             ----------   --------   -----------  -----------
Ending units                                    318,475     57,937       816,855    1,264,527
                                             ==========   ========   ===========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             Conservative  Conservative    Equity     Flexible
                                               Balanced       Growth       Income      Income
                                               Portfolio     Portfolio      Fund      Portfolio
                                               (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                             ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   13,451    $   (3,637)  $   (4,241) $   55,909
   Net realized gains (losses) from
      securities transactions                     15,399        55,566       81,526       5,834
   Change in net unrealized appreciation
      (depreciation) of investments               52,205       184,486      184,760      57,094
                                              ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                          81,055       236,415      262,045     118,837
                                              ----------    ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                   69,759       866,989    1,019,950     220,367
   Cost of units redeemed                       (305,956)     (291,093)    (153,779)   (309,156)
   Net transfers                                 158,036       (74,195)     448,341     340,900
   Contract maintenance charge                      (432)         (725)        (378)       (722)
                                              ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions               (78,593)      500,976    1,314,134     251,389
                                              ----------    ----------   ----------  ----------
Increase (decrease) in net assets                  2,462       737,391    1,576,179     370,226
Net assets at beginning of period              1,336,226     2,083,716      859,272   2,246,873
                                              ----------    ----------   ----------  ----------
Net assets at end of period                   $1,338,688    $2,821,107   $2,435,451  $2,617,099
                                              ==========    ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      9,862        87,055      109,971      28,156
   Units redeemed                                (45,389)      (29,646)     (16,038)    (39,929)
   Units transferred                              23,288        (7,686)      46,324      43,647
                                              ----------    ----------   ----------  ----------
Increase (decrease) in units outstanding         (12,239)       49,723      140,257      31,874
Beginning units                                  199,708       216,996       97,115     290,648
                                              ----------    ----------   ----------  ----------
Ending units                                     187,469       266,719      237,372     322,522
                                              ==========    ==========   ==========  ==========

                                                          Growth              International
                                               Growth    & Income    Income       Growth
                                                Fund       Fund       Fund         Fund
                                             (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                             ---------  ---------  ---------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $(1,573)  $   (451)   $ 13,319    $   (538)
   Net realized gains (losses) from
      securities transactions                   2,668        (24)         89       1,233
   Change in net unrealized appreciation
      (depreciation) of investments            (2,447)    13,134       5,432      55,336
                                              -------   --------    --------    --------
      Increase (decrease) in net assets
         from operations                       (1,352)    12,659      18,840      56,031
                                              -------   --------    --------    --------
From capital transactions:
   Net proceeds from units sold                25,002     40,266     231,826     359,766
   Cost of units redeemed                     (30,957)    (3,385)    (43,982)    (16,982)
   Net transfers                                7,772     66,187      38,962      99,451
   Contract maintenance charge                     (7)       (21)        (27)        (72)
                                              -------   --------    --------    --------
      Increase (decrease) in net assets
         from capital transactions              1,810    103,047     226,779     442,163
                                              -------   --------    --------    --------
Increase (decrease) in net assets                 458    115,706     245,619     498,194
Net assets at beginning of period              91,302     54,105     369,062      35,863
                                              -------   --------    --------    --------
Net assets at end of period                   $91,760   $169,811    $614,681    $534,057
                                              =======   ========    ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,589      6,356      33,776      52,090
   Units redeemed                              (4,923)      (544)     (6,371)     (2,334)
   Units transferred                              988     10,127       5,535      14,494
                                              -------   --------    --------    --------
Increase (decrease) in units outstanding         (346)    15,939      32,940      64,250
Beginning units                                13,285      8,582      53,200       5,529
                                              -------   --------    --------    --------
Ending units                                   12,939     24,521      86,140      69,779
                                              =======   ========    ========    ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                 Mid       Money               Short Term
                                              Cap Stock    Market      REIT      Income
                                                Fund        Fund       Fund       Fund
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ----------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (1,099) $  1,169   $  3,019    $  1,837
   Net realized gains (losses) from
      securities transactions                   127,044         0     34,368        (717)
   Change in net unrealized appreciation
      (depreciation) of investments              42,093         0     57,139         753
                                             ----------  --------   --------    --------
      Increase (decrease) in net assets
         from operations                        168,038     1,169     94,526       1,873
                                             ----------  --------   --------    --------
From capital transactions:
   Net proceeds from units sold               1,271,084         0     25,015       7,938
   Cost of units redeemed                       (12,476)  (30,347)    (1,180)    (26,346)
   Net transfers                                101,843         0     (2,215)      4,638
   Contract maintenance charge                     (256)       (1)       (13)        (18)
                                             ----------  --------   --------    --------
      Increase (decrease) in net assets
         from capital transactions            1,360,195   (30,348)    21,607     (13,788)
                                             ----------  --------   --------    --------
Increase (decrease) in net assets             1,528,233   (29,179)   116,133     (11,915)
Net assets at beginning of period               562,097    55,279    300,851      72,564
                                             ----------  --------   --------    --------
Net assets at end of period                  $2,090,330  $ 26,100   $416,984    $ 60,649
                                             ==========  ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   128,308         0      1,377       1,218
   Units redeemed                                (1,320)   (5,232)       (60)     (4,023)
   Units transferred                             10,187         0       (196)        707
                                             ----------  --------   --------    --------
Increase (decrease) in units outstanding        137,175    (5,232)     1,121      (2,098)
Beginning units                                  61,092     9,742     18,530      11,299
                                             ----------  --------   --------    --------
Ending units                                    198,267     4,510     19,651       9,201
                                             ==========  ========   ========    ========

                                                Small    Strategic       U.S.        West Coast
                                             Cap Growth    Growth      Government      Equity
                                                Fund     Portfolio  Securities Fund     Fund
                                              (Class 2)  (Class 2)     (Class 2)      (Class 2)
                                             ----------  ---------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (1,494)  $  (3,737)    $    (46)      $ (8,321)
   Net realized gains (losses) from
      securities transactions                      (57)     35,354       (1,595)        20,688
   Change in net unrealized appreciation
      (depreciation) of investments              2,711      13,267        1,630         64,466
                                              --------   ---------     --------       --------
      Increase (decrease) in net assets
         from operations                         1,160      44,884          (11)        76,833
                                              --------   ---------     --------       --------
From capital transactions:
   Net proceeds from units sold                  6,402     196,234            0        577,238
   Cost of units redeemed                         (926)   (138,669)     (31,224)       (89,200)
   Net transfers                                67,712     (28,062)         687        113,198
   Contract maintenance charge                     (14)       (162)         (11)           (67)
                                              --------   ---------     --------       --------
      Increase (decrease) in net assets
         from capital transactions              73,174      29,341      (30,548)       601,169
                                              --------   ---------     --------       --------
Increase (decrease) in net assets               74,334      74,225      (30,559)       678,002
Net assets at beginning of period               73,279     348,477       37,739        256,336
                                              --------   ---------     --------       --------
Net assets at end of period                   $147,613   $ 422,702     $  7,180       $934,338
                                              ========   =========     ========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      894      18,269            0         51,125
   Units redeemed                                 (142)    (13,020)      (4,938)        (7,589)
   Units transferred                             9,790      (2,205)         106          9,782
                                              --------   ---------     --------       --------
Increase (decrease) in units outstanding        10,542       3,044       (4,832)        53,318
Beginning units                                 11,407      33,246        5,928         22,993
                                              --------   ---------     --------       --------
Ending units                                    21,949      36,290        1,096         76,311
                                              ========   =========     ========       ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                  Columbia
                                                 Columbia         Marsico
                                                High Yield        Focused
                                                  Fund,        Equities Fund,
                                             Variable Series  Variable Series
                                                (Class A)        (Class A)
                                             ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  1,762        $ (4,063)
   Net realized gains (losses) from
      securities transactions                       1,537             664
   Change in net unrealized appreciation
      (depreciation) of investments                10,463          30,251
                                                 --------        --------
      Increase (decrease) in net assets
         from operations                           13,762          26,852
                                                 --------        --------
From capital transactions:
   Net proceeds from units sold                    77,077         204,242
   Cost of units redeemed                          (4,024)           (945)
   Net transfers                                      158          84,646
   Contract maintenance charge                        (39)            (51)
                                                 --------        --------
      Increase (decrease) in net assets
         from capital transactions                 73,172         287,892
                                                 --------        --------
Increase (decrease) in net assets                  86,934         314,744
Net assets at beginning of period                  92,586         127,409
                                                 --------        --------
Net assets at end of period                      $179,520        $442,153
                                                 ========        ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       5,204          18,428
   Units redeemed                                    (270)            (88)
   Units transferred                                   10           7,376
                                                 --------        --------
Increase (decrease) in units outstanding            4,944          25,716
Beginning units                                     6,412          11,382
                                                 --------        --------
Ending units                                       11,356          37,098
                                                 ========        ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005


                                               Global                  Growth       Asset
                                               Growth      Growth      Income     Allocation
                                                Fund        Fund        Fund      Portfolio
                                              (Class 2)   (Class 2)   (Class 2)   (Class 1)
                                             ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (30,652) $  (33,110) $   (1,639) $   186,238
   Net realized gains (losses) from
      securities transactions                    22,939      23,479      48,635       99,739
   Change in net unrealized appreciation
      (depreciation) of investments             515,086     737,903     303,204      113,750
                                             ----------  ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                        507,373     728,272     350,200      399,727
                                             ----------  ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               2,131,067   1,821,196   2,071,803       34,918
   Cost of units redeemed                       (98,034)    (99,801)   (239,420)  (2,083,777)
   Net transfers                                911,386   1,001,449     707,584      (40,618)
   Contract maintenance charge                     (298)       (440)       (664)      (3,614)
                                             ----------  ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            2,944,121   2,722,404   2,539,303   (2,093,091)
                                             ----------  ----------  ----------  -----------
Increase (decrease) in net assets             3,451,494   3,450,676   2,889,503   (1,693,364)
Net assets at beginning of period             2,121,346   3,052,929   5,976,262   13,222,798
                                             ----------  ----------  ----------  -----------
Net assets at end of period                  $5,572,840  $6,503,605  $8,865,765  $11,529,434
                                             ==========  ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   125,868     108,193     134,418        1,534
   Units redeemed                                (5,824)     (5,879)    (15,547)     (92,796)
   Units transferred                             54,469      59,694      45,261       (1,507)
                                             ----------  ----------  ----------  -----------
Increase (decrease) in units outstanding        174,513     162,008     164,132      (92,769)
Beginning units                                 130,105     187,980     387,380      592,265
                                             ----------  ----------  ----------  -----------
Ending units                                    304,618     349,988     551,512      499,496
                                             ==========  ==========  ==========  ===========

                                                            Government
                                               Capital         and                      Natural
                                             Appreciation  Quality Bond     Growth     Resources
                                               Portfolio     Portfolio    Portfolio    Portfolio
                                               (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (319,928)  $   523,408   $   (96,521) $  (69,130)
   Net realized gains (losses) from
      securities transactions                    (71,069)      (93,124)      467,857     670,297
   Change in net unrealized appreciation
      (depreciation) of investments            2,824,309      (197,915)      392,251   1,897,240
                                             -----------   -----------   -----------  ----------
      Increase (decrease) in net assets
         from operations                       2,433,312       232,369       763,587   2,498,407
                                             -----------   -----------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                   77,247        71,756        25,835       7,060
   Cost of units redeemed                     (3,846,769)   (3,975,588)   (2,285,955)   (516,323)
   Net transfers                                (173,336)    1,637,283      (475,579)  1,205,157
   Contract maintenance charge                    (8,056)       (5,244)       (4,614)     (1,824)
                                             -----------   -----------   -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (3,950,914)   (2,271,793)   (2,740,313)    694,070
                                             -----------   -----------   -----------  ----------
Increase (decrease) in net assets             (1,517,602)   (2,039,424)   (1,976,726)  3,192,477
Net assets at beginning of period             28,107,879    23,800,048    16,089,621   5,257,517
                                             -----------   -----------   -----------  ----------
Net assets at end of period                  $26,590,277   $21,760,624   $14,112,895  $8,449,994
                                             ===========   ===========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,230         4,209           892         226
   Units redeemed                               (106,829)     (233,322)      (77,642)    (15,552)
   Units transferred                              (4,152)       95,112       (16,360)     37,749
                                             -----------   -----------   -----------  ----------
Increase (decrease) in units outstanding        (108,751)     (134,001)      (93,110)     22,423
Beginning units                                  778,474     1,402,281       552,085     191,845
                                             -----------   -----------   -----------  ----------
Ending units                                     669,723     1,268,280       458,975     214,268
                                             ===========   ===========   ===========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                                        Government
                                                Asset       Capital        and
                                             Allocation  Appreciation  Quality Bond    Growth
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  ------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   12,720   $  (85,387)  $   242,336   $  (40,316)
   Net realized gains (losses) from
      securities transactions                       609       24,788        (2,046)     218,574
   Change in net unrealized appreciation
      (depreciation) of investments              18,658      799,161      (160,701)     131,146
                                             ----------   ----------   -----------   ----------
      Increase (decrease) in net assets
         from operations                         31,987      738,562        79,589      309,404
                                             ----------   ----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                 129,830    3,081,792     3,908,815    2,165,090
   Cost of units redeemed                        (1,737)    (236,781)     (583,975)    (238,992)
   Net transfers                                188,377      695,392     1,588,276      588,491
   Contract maintenance charge                     (182)        (711)       (1,130)        (564)
                                             ----------   ----------   -----------   ----------
      Increase (decrease) in net assets
         from capital transactions              316,288    3,539,692     4,911,986    2,514,025
                                             ----------   ----------   -----------   ----------
Increase (decrease) in net assets               348,275    4,278,254     4,991,575    2,823,429
Net assets at beginning of period               734,449    3,986,461     7,233,864    3,616,619
                                             ----------   ----------   -----------   ----------
Net assets at end of period                  $1,082,724   $8,264,715   $12,225,439   $6,440,048
                                             ==========   ==========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,849       85,991       231,085       74,692
   Units redeemed                                   (86)      (6,586)      (34,492)      (8,230)
   Units transferred                              8,493       19,405        94,132       20,012
                                             ----------   ----------   -----------   ----------
Increase (decrease) in units outstanding         14,256       98,810       290,725       86,474
Beginning units                                  33,192      110,915       429,431      124,808
                                             ----------   ----------   -----------   ----------
Ending units                                     47,448      209,725       720,156      211,282
                                             ==========   ==========   ===========   ==========


                                               Natural      Growth     Aggressive    Alliance
                                              Resources   and Income     Growth       Growth
                                              Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 3)   (Class VC)    (Class 1)   (Class 1)
                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (9,537) $   (7,194)  $  (133,422) $  (393,577)
   Net realized gains (losses) from
      securities transactions                    63,181     166,123      (539,307)  (2,683,438)
   Change in net unrealized appreciation
      (depreciation) of investments             232,181     (95,384)    1,258,454    7,726,128
                                             ----------  ----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        285,825      63,545       585,725    4,649,113
                                             ----------  ----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                 678,772     619,125        11,174      139,031
   Cost of units redeemed                       (29,409)    (52,926)   (1,064,079)  (4,798,804)
   Net transfers                                295,881     437,454      (406,489)  (2,033,737)
   Contract maintenance charge                      (48)       (253)       (3,705)     (13,786)
                                             ----------  ----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions              945,196   1,003,400    (1,463,099)  (6,707,296)
                                             ----------  ----------   -----------  -----------
Increase (decrease) in net assets             1,231,021   1,066,945      (877,374)  (2,058,183)
Net assets at beginning of period               377,750   1,723,529     9,468,882   37,797,322
                                             ----------  ----------   -----------  -----------
Net assets at end of period                  $1,608,771  $2,790,474   $ 8,591,508  $35,739,139
                                             ==========  ==========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    19,717      53,925           752        4,683
   Units redeemed                                  (910)     (4,626)      (70,382)    (162,771)
   Units transferred                              8,588      37,976       (28,575)     (71,715)
                                             ----------  ----------   -----------  -----------
Increase (decrease) in units outstanding         27,395      87,275       (98,205)    (229,803)
Beginning units                                  13,871     147,215       642,749    1,299,688
                                             ----------  ----------   -----------  -----------
Ending units                                     41,266     234,490       544,544    1,069,885
                                             ==========  ==========   ===========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                                                      Davis
                                              Blue Chip      Cash      Corporate     Venture
                                               Growth     Management      Bond        Value
                                              Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (16,372) $   (66,895) $   329,421  $  (280,546)
   Net realized gains (losses) from
      securities transactions                    29,924       (1,560)      77,149    1,879,289
   Change in net unrealized appreciation
      (depreciation) of investments               4,323      201,101     (369,238)   2,850,140
                                             ----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                         17,875      132,646       37,332    4,448,883
                                             ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  24,614      415,719       60,977      184,811
   Cost of units redeemed                      (160,574)  (3,004,134)  (1,703,254)  (8,272,148)
   Net transfers                                (22,556)   1,809,690       79,018    1,033,634
   Contract maintenance charge                     (459)      (2,766)      (2,233)     (16,685)
                                             ----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (158,975)    (781,491)  (1,565,492)  (7,070,388)
                                             ----------  -----------  -----------  -----------

Increase (decrease) in net assets              (141,100)    (648,845)  (1,528,160)  (2,621,505)
Net assets at beginning of period             1,878,279   10,718,308   12,118,766   54,372,456
                                             ----------  -----------  -----------  -----------
Net assets at end of period                  $1,737,179  $10,069,463  $10,590,606  $51,750,951
                                             ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     4,151       32,349        3,548        5,780
   Units redeemed                               (27,130)    (233,361)     (99,608)    (255,516)
   Units transferred                             (3,419)     140,872        4,676       31,995
                                             ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding        (26,398)     (60,140)     (91,384)    (217,741)
Beginning units                                 313,189      834,881      706,500    1,723,559
                                             ----------  -----------  -----------  -----------
Ending units                                    286,791      774,741      615,116    1,505,818
                                             ==========  ===========  ===========  ===========

                                                                        Federated
                                              "Dogs" of    Emerging     American      Global
                                             Wall Street    Markets      Leaders      Bond
                                              Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             -----------  ----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   22,020  $  (78,234) $    (6,345)  $   66,278
   Net realized gains (losses) from
      securities transactions                     80,090     304,163      357,635       55,011
   Change in net unrealized appreciation
      (depreciation) of investments             (239,395)  1,876,959     (126,524)        (840)
                                              ----------  ----------  -----------   ----------
      Increase (decrease) in net assets
         from operations                        (137,285)  2,102,888      224,766      120,449
                                              ----------  ----------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                    5,189       7,924       14,262        8,005
   Cost of units redeemed                       (518,257)   (627,485)  (1,859,486)    (465,793)
   Net transfers                                  44,275     981,272     (322,455)     475,631
   Contract maintenance charge                      (889)     (1,537)      (2,311)        (831)
                                              ----------  ----------  -----------   ----------
      Increase (decrease) in net assets
         from capital transactions              (469,682)    360,174   (2,169,990)      17,012
                                              ----------  ----------  -----------   ----------

Increase (decrease) in net assets               (606,967)  2,463,062   (1,945,224)     137,461
Net assets at beginning of period              3,318,564   5,760,779   10,406,604    3,858,924
                                              ----------  ----------  -----------   ----------
Net assets at end of period                   $2,711,597  $8,223,841  $ 8,461,380   $3,996,385
                                              ==========  ==========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        469         662          807          459
   Units redeemed                                (47,323)    (49,509)    (105,603)     (26,782)
   Units transferred                               3,991      78,302      (20,419)      27,531
                                              ----------  ----------  -----------   ----------
Increase (decrease) in units outstanding         (42,863)     29,455     (125,215)       1,208
Beginning units                                  291,495     522,719      591,397      225,858
                                              ----------  ----------  -----------   ----------
Ending units                                     248,632     552,174      466,182      227,066
                                              ==========  ==========  ===========   ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)


                                                          Goldman
                                               Global      Sachs      Growth-        Growth
                                              Equities    Research     Income    Opportunities
                                              Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)  (Class 1)   (Class 1)     (Class 1)
                                             ----------  ---------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (68,720) $  (8,155) $  (289,288)  $   (9,310)
   Net realized gains (losses) from
      securities transactions                  (242,961)    22,440     (122,737)      15,010
   Change in net unrealized appreciation
      (depreciation) of investments           1,056,716     (2,173)   1,796,609       20,803
                                             ----------  ---------  -----------   ----------
      Increase (decrease) in net assets
         from operations                        745,035     12,112    1,384,584       26,503
                                             ----------  ---------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                  13,407      3,996       71,186        1,464
   Cost of units redeemed                      (860,641)  (171,459)  (4,514,906)    (180,419)
   Net transfers                                615,000      6,094   (3,751,440)    (564,870)
   Contract maintenance charge                   (2,072)      (205)     (10,903)        (147)
                                             ----------  ---------  -----------   ----------
      Increase (decrease) in net assets
         from capital transactions             (234,306)  (161,574)  (8,206,063)    (743,972)
                                             ----------  ---------  -----------   ----------
Increase (decrease) in net assets               510,729   (149,462)  (6,821,479)    (717,469)
Net assets at beginning of period             5,589,415    846,471   34,336,738    1,198,381
                                             ----------  ---------  -----------   ----------
Net assets at end of period                  $6,100,144  $ 697,009  $27,515,259   $  480,912
                                             ==========  =========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       754        576        2,637          308
   Units redeemed                               (48,109)   (24,923)    (161,075)     (38,133)
   Units transferred                             33,427        893     (133,599)    (117,784)
                                             ----------  ---------  -----------   ----------
Increase (decrease) in units outstanding        (13,928)   (23,454)    (292,037)    (155,609)
Beginning units                                 323,370    121,358    1,211,477      250,369
                                             ----------  ---------  -----------   ----------
Ending units                                    309,442     97,904      919,440       94,760
                                             ==========  =========  ===========   ==========

                                                                                             MFS
                                                          International  International  Massachusetts
                                              High-Yield   Diversified       Growth       Investors
                                                 Bond        Equities       & Income        Trust
                                              Portfolio     Portfolio      Portfolio      Portfolio
                                              (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             -----------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   920,438   $      933     $   (61,582)   $   (72,683)
   Net realized gains (losses) from
      securities transactions                    660,928     (178,512)        331,707        (62,026)
   Change in net unrealized appreciation
      (depreciation) of investments             (733,993)   1,062,167         902,051        714,254
                                             -----------   ----------     -----------    -----------
      Increase (decrease) in net assets
         from operations                         847,373      884,588       1,172,176        579,545
                                             -----------   ----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                   18,477       20,394          34,447         12,683
   Cost of units redeemed                     (2,202,690)    (909,505)     (1,633,699)    (1,065,718)
   Net transfers                                (487,618)     773,477       1,370,392        235,160
   Contract maintenance charge                    (2,666)      (2,028)         (2,461)        (2,989)
                                             -----------   ----------     -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (2,674,497)    (117,662)       (231,321)      (820,864)
                                             -----------   ----------     -----------    -----------
Increase (decrease) in net assets             (1,827,124)     766,926         940,855       (241,319)
Net assets at beginning of period             13,406,727    7,024,917       9,365,125     10,218,994
                                             -----------   ----------     -----------    -----------
Net assets at end of period                  $11,579,603   $7,791,843     $10,305,980    $ 9,977,675
                                             ===========   ==========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,016        1,981           2,470            631
   Units redeemed                               (122,910)     (83,931)       (119,387)       (53,245)
   Units transferred                             (27,954)      75,223         101,324         11,589
                                             -----------   ----------     -----------    -----------
Increase (decrease) in units outstanding        (149,848)      (6,727)        (15,593)       (41,025)
Beginning units                                  770,474      657,331         697,293        514,492
                                             -----------   ----------     -----------    -----------
Ending units                                     620,626      650,604         681,700        473,467
                                             ===========   ==========     ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                 MFS                      Putnam
                                               Mid-Cap        MFS        Growth:        Real
                                               Growth    Total Return    Voyager       Estate
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (99,979) $   126,714   $   (82,615) $    28,714
   Net realized gains (losses) from
      securities transactions                  (469,679)   1,452,440      (745,839)     998,177
   Change in net unrealized appreciation
      (depreciation) of investments             650,898   (1,277,210)    1,172,072     (368,121)
                                             ----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                         81,240      301,944       343,618      658,770
                                             ----------  -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                  33,743       48,276        27,705        7,535
   Cost of units redeemed                      (920,981)  (2,919,367)   (1,257,107)    (791,841)
   Net transfers                                 27,977    1,211,370      (236,871)    (248,653)
   Contract maintenance charge                   (2,252)      (5,761)       (4,374)      (1,916)
                                             ----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (861,513)  (1,665,482)   (1,470,647)  (1,034,875)
                                             ----------  -----------   -----------  -----------
Increase (decrease) in net assets              (780,273)  (1,363,538)   (1,127,029)    (376,105)
Net assets at beginning of period             7,126,580   21,492,849     9,777,261    6,431,727
                                             ----------  -----------   -----------  -----------
Net assets at end of period                  $6,346,307  $20,129,311   $ 8,650,232  $ 6,055,622
                                             ==========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,388        1,927         1,547          342
   Units redeemed                               (89,756)    (116,401)      (73,230)     (35,978)
   Units transferred                              3,197       48,353       (13,994)     (11,396)
                                             ----------  -----------   -----------  -----------
Increase (decrease) in units outstanding        (83,171)     (66,121)      (85,677)     (47,032)
Beginning units                                 671,951      856,284       559,649      301,047
                                             ----------  -----------   -----------  -----------
Ending units                                    588,780      790,163       473,972      254,015
                                             ==========  ===========   ===========  ===========


                                              SunAmerica                Telecom    Worldwide
                                               Balanced   Technology    Utility   High Income
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                             -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    93,667  $  (12,930) $   59,290  $  224,567
   Net realized gains (losses) from
      securities transactions                   (359,371)      8,331    (116,532)      6,367
   Change in net unrealized appreciation
      (depreciation) of investments              257,473     (21,220)    165,180     (19,798)
                                             -----------  ----------  ----------  ----------
      Increase (decrease) in net assets
         from operations                          (8,231)    (25,819)    107,938     211,136
                                             -----------  ----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                   80,536       3,797       6,285      11,402
   Cost of units redeemed                     (1,732,712)   (151,848)   (323,801)   (538,094)
   Net transfers                              (1,000,720)   (115,684)    (29,989)   (418,496)
   Contract maintenance charge                    (4,662)       (228)       (854)     (1,153)
                                             -----------  ----------  ----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (2,657,558)   (263,963)   (348,359)   (946,341)
                                             -----------  ----------  ----------  ----------
Increase (decrease) in net assets             (2,665,789)   (289,782)   (240,421)   (735,205)
Net assets at beginning of period             12,707,363   1,041,756   2,369,337   4,285,555
                                             -----------  ----------  ----------  ----------
Net assets at end of period                  $10,041,574  $  751,974  $2,128,916  $3,550,350
                                             ===========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      5,568       1,603         547         590
   Units redeemed                               (117,398)    (64,896)    (27,192)    (28,518)
   Units transferred                             (68,715)    (49,489)     (2,625)    (21,472)
                                             -----------  ----------  ----------  ----------
Increase (decrease) in units outstanding        (180,545)   (112,782)    (29,270)    (49,400)
Beginning units                                  849,220     424,341     203,888     228,525
                                             -----------  ----------  ----------  ----------
Ending units                                     668,675     311,559     174,618     179,125
                                             ===========  ==========  ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                             Aggressive   Alliance   Blue Chip     Cash
                                               Growth      Growth      Growth   Management
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (7,100)  $  (55,944) $ (6,911)  $  (26,966)
   Net realized gains (losses) from
      securities transactions                    1,060       66,683     2,295        2,874
   Change in net unrealized appreciation
      (depreciation) of investments             34,907      698,593    11,227       55,951
                                              --------   ----------  --------   ----------
      Increase (decrease) in net assets
         from operations                        28,867      709,332     6,611       31,859
                                              --------   ----------  --------   ----------
From capital transactions:
   Net proceeds from units sold                529,176    1,709,103   125,962    1,329,185
   Cost of units redeemed                       (5,588)    (253,115)  (16,186)    (259,743)
   Net transfers                               148,353      344,376   (28,456)     136,366
   Contract maintenance charge                     (52)        (464)     (167)        (383)
                                              --------   ----------  --------   ----------
      Increase (decrease) in net assets
         from capital transactions             671,889    1,799,900    81,153    1,205,425
                                              --------   ----------  --------   ----------
Increase (decrease) in net assets              700,756    2,509,232    87,764    1,237,284
Net assets at beginning of period              255,686    3,051,320   538,030    2,499,256
                                              --------   ----------  --------   ----------
Net assets at end of period                   $956,442   $5,560,552  $625,794   $3,736,540
                                              ========   ==========  ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   34,488       59,056    21,757      104,162
   Units redeemed                                 (373)      (8,575)   (2,826)     (20,343)
   Units transferred                             9,929       12,281    (4,971)      10,549
                                              --------   ----------  --------   ----------
Increase (decrease) in units outstanding        44,044       62,762    13,960       94,368
Beginning units                                 17,532      106,128    90,245      196,031
                                              --------   ----------  --------   ----------
Ending units                                    61,576      168,890   104,205      290,399
                                              ========   ==========  ========   ==========

                                              Corporate      Davis       "Dogs" of    Emerging
                                                Bond     Venture Value  Wall Street    Markets
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  115,711    $   (58,443)  $  5,550    $  (11,524)
   Net realized gains (losses) from
      securities transactions                       194         33,210      3,879        20,789
   Change in net unrealized appreciation
      (depreciation) of investments            (105,167)       921,183    (22,538)      310,561
                                             ----------    -----------   --------    ----------
      Increase (decrease) in net assets
         from operations                         10,738        895,950    (13,109)      319,826
                                             ----------    -----------   --------    ----------
From capital transactions:
   Net proceeds from units sold               1,718,630      4,954,161    262,501     1,227,683
   Cost of units redeemed                      (174,930)      (431,431)   (23,083)      (20,214)
   Net transfers                                662,022      1,200,390      6,304        80,256
   Contract maintenance charge                     (357)        (1,014)       (96)          (87)
                                             ----------    -----------   --------    ----------
      Increase (decrease) in net assets
         from capital transactions            2,205,365      5,722,106    245,626     1,287,638
                                             ----------    -----------   --------    ----------
Increase (decrease) in net assets             2,216,103      6,618,056    232,517     1,607,464
Net assets at beginning of period             2,145,636      6,438,772    294,247       371,993
                                             ----------    -----------   --------    ----------
Net assets at end of period                  $4,361,739    $13,056,828   $526,764    $1,979,457
                                             ==========    ===========   ========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   101,471        154,731     24,304        95,726
   Units redeemed                               (10,312)       (13,464)    (2,132)       (1,624)
   Units transferred                             39,222         37,189        575         6,764
                                             ----------    -----------   --------    ----------
Increase (decrease) in units outstanding        130,381        178,456     22,747       100,866
Beginning units                                 126,413        205,799     26,019        34,037
                                             ----------    -----------   --------    ----------
Ending units                                    256,794        384,255     48,766       134,903
                                             ==========    ===========   ========    ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                              Federated
                                              American     Foreign      Global     Global
                                               Leaders      Value        Bond     Equities
                                              Portfolio   Portfolio   Portfolio  Portfolio
                                              (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                             ----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      (39) $  (113,009) $   7,264  $ (4,974)
   Net realized gains (losses) from
      securities transactions                     5,152       52,523      3,717     4,044
   Change in net unrealized appreciation
      (depreciation) of investments              44,044      796,885     (2,848)   62,086
                                             ----------  -----------  ---------  --------
      Increase (decrease) in net assets
         from operations                         49,157      736,399      8,133    61,156
                                             ----------  -----------  ---------  --------
From capital transactions:
   Net proceeds from units sold                 490,686    4,018,366    192,493    75,381
   Cost of units redeemed                       (75,489)    (395,344)   (21,247)  (23,774)
   Net transfers                                226,865    1,132,069    143,555   334,537
   Contract maintenance charge                     (127)        (816)       (63)      (43)
                                             ----------  -----------  ---------  --------
      Increase (decrease) in net assets
         from capital transactions              641,935    4,754,275    314,738   386,101
                                             ----------  -----------  ---------  --------
Increase (decrease) in net assets               691,092    5,490,674    322,871   447,257
Net assets at beginning of period             1,022,770    5,034,728    183,008   202,738
                                             ----------  -----------  ---------  --------
Net assets at end of period                  $1,713,862  $10,525,402  $ 505,879  $649,995
                                             ==========  ===========  =========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    28,199      270,212     11,157     4,281
   Units redeemed                                (4,342)     (26,792)    (1,229)   (1,368)
   Units transferred                             13,061       76,236      8,316    18,582
                                             ----------  -----------  ---------  --------
Increase (decrease) in units outstanding         36,918      319,656     18,244    21,495
Beginning units                                  58,551      342,611     10,789    11,836
                                             ----------  -----------  ---------  --------
Ending units                                     95,469      662,267     29,033    33,331
                                             ==========  ===========  =========  ========

                                              Goldman
                                               Sachs     Growth-       Growth     High-Yield
                                              Research    Income   Opportunities     Bond
                                             Portfolio  Portfolio    Portfolio     Portfolio
                                             (Class 3)  (Class 3)    (Class 3)     (Class 3)
                                             ---------  ---------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,551)  $ (5,642)    $ (1,762)    $   93,380
   Net realized gains (losses) from
      securities transactions                     232      2,198        1,743          4,472
   Change in net unrealized appreciation
      (depreciation) of investments             6,628     30,691        7,302        (33,285)
                                             --------   --------     --------     ----------
      Increase (decrease) in net assets
         from operations                        5,309     27,247        7,283         64,567
                                             --------   --------     --------     ----------
From capital transactions:
   Net proceeds from units sold                41,164     37,357       20,422        191,794
   Cost of units redeemed                      (2,376)    (6,979)      (8,167)       (41,478)
   Net transfers                               98,961     41,439       40,877        382,432
   Contract maintenance charge                    (28)       (59)         (25)          (158)
                                             --------   --------     --------     ----------
      Increase (decrease) in net assets
         from capital transactions            137,721     71,758       53,107        532,590
                                             --------   --------     --------     ----------
Increase (decrease) in net assets             143,030     99,005       60,390        597,157
Net assets at beginning of period              74,066    469,316      105,511        548,015
                                             --------   --------     --------     ----------
Net assets at end of period                  $217,096   $568,321     $165,901     $1,145,172
                                             ========   ========     ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   6,126      1,346        4,076         10,739
   Units redeemed                                (351)      (252)      (1,674)        (2,303)
   Units transferred                           14,379      1,407        8,408         21,808
                                             --------   --------     --------     ----------
Increase (decrease) in units outstanding       20,154      2,501       10,810         30,244
Beginning units                                10,719     16,698       22,197         31,726
                                             --------   --------     --------     ----------
Ending units                                   30,873     19,199       33,007         61,970
                                             ========   ========     ========     ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                                                           MFS
                                             International  International             Massachusetts
                                              Diversified       Growth      Marsico     Investors
                                                Equities       & Income      Growth       Trust
                                               Portfolio      Portfolio    Portfolio    Portfolio
                                               (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                             -------------  -------------  ---------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $      542     $   (9,435)   $ (9,519)   $  (15,093)
   Net realized gains (losses) from
      securities transactions                     44,341         29,769       3,374         9,936
   Change in net unrealized appreciation
      (depreciation) of investments              630,074        117,513      70,487       119,881
                                              ----------     ----------    --------    ----------
      Increase (decrease) in net assets
         from operations                         674,957        137,847      64,342       114,724
                                              ----------     ----------    --------    ----------
From capital transactions:
   Net proceeds from units sold                2,337,935        221,829     111,693       746,382
   Cost of units redeemed                       (277,793)       (20,856)    (21,045)     (120,490)
   Net transfers                                 568,921        (61,406)    140,084       205,112
   Contract maintenance charge                      (575)          (109)        (87)         (195)
                                              ----------     ----------    --------    ----------
      Increase (decrease) in net assets
         from capital transactions             2,628,488        139,458     230,645       830,809
                                              ----------     ----------    --------    ----------
Increase (decrease) in net assets              3,303,445        277,305     294,987       945,533
Net assets at beginning of period              3,309,374        993,244     502,317     1,232,378
                                              ----------     ----------    --------    ----------
Net assets at end of period                   $6,612,819     $1,270,549    $797,304    $2,177,911
                                              ==========     ==========    ========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    217,963         16,706      11,079        37,709
   Units redeemed                                (25,963)        (1,538)     (2,021)       (6,097)
   Units transferred                              53,614         (4,755)     13,151        10,273
                                              ----------     ----------    --------    ----------
Increase (decrease) in units outstanding         245,614         10,413      22,209        41,885
Beginning units                                  311,460         74,675      48,359        62,425
                                              ----------     ----------    --------    ----------
Ending units                                     557,074         85,088      70,568       104,310
                                              ==========     ==========    ========    ==========


                                                 MFS                   Putnam
                                               Mid-Cap    MFS Total   Growth:      Real
                                               Growth      Return     Voyager     Estate
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (32,146) $   23,089  $  (2,186) $    6,727
   Net realized gains (losses) from
      securities transactions                     6,836     182,017        178     113,027
   Change in net unrealized appreciation
      (depreciation) of investments             102,856    (152,831)     9,114      50,367
                                             ----------  ----------  ---------  ----------
      Increase (decrease) in net assets
         from operations                         77,546      52,275      7,106     170,121
                                             ----------  ----------  ---------  ----------
From capital transactions:
   Net proceeds from units sold                 997,128   1,811,325     18,035     821,715
   Cost of units redeemed                       (98,956)    (83,321)    (3,657)    (27,313)
   Net transfers                                617,496     600,424    (12,282)     87,650
   Contract maintenance charge                     (243)       (538)       (37)       (151)
                                             ----------  ----------  ---------  ----------
      Increase (decrease) in net assets
         from capital transactions            1,515,425   2,327,890      2,059     881,901
                                             ----------  ----------  ---------  ----------
Increase (decrease) in net assets             1,592,971   2,380,165      9,165   1,052,022
Net assets at beginning of period             1,561,584   2,278,458    186,180     613,632
                                             ----------  ----------  ---------  ----------
Net assets at end of period                  $3,154,555  $4,658,623  $ 195,345  $1,665,654
                                             ==========  ==========  =========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    97,173      72,700      1,057      38,948
   Units redeemed                                (9,782)     (3,341)      (216)     (1,253)
   Units transferred                             60,387      24,028       (757)      4,025
                                             ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding        147,778      93,387         84      41,720
Beginning units                                 148,387      91,432     10,772      28,942
                                             ----------  ----------  ---------  ----------
Ending units                                    296,165     184,819     10,856      70,662
                                             ==========  ==========  =========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                              Small & Mid  SunAmerica               Telecom
                                               Cap Value    Balanced   Technology   Utility
                                               Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                              -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (47,447)   $  2,938    $ (4,405)   $ 1,960
   Net realized gains (losses) from
       securities transactions                    25,002       1,485       1,117        605
   Change in net unrealized appreciation
      (depreciation) of investments              194,996      (3,184)      6,886      1,000
                                              ----------    --------    --------    -------
      Increase (decrease) in net assets
         from operations                         172,551       1,239       3,598      3,565
                                              ----------    --------    --------    -------
From capital transactions:
   Net proceeds from units sold                2,279,016      48,351      82,453     30,592
   Cost of units redeemed                       (136,851)    (10,493)    (10,094)    (1,081)
   Net transfers                                 697,569      93,698     125,728      3,370
   Contract maintenance charge                      (449)       (152)        (64)       (14)
                                              ----------    --------    --------    -------
      Increase (decrease) in net assets
         from capital transactions             2,839,285     131,404     198,023     32,867
                                              ----------    --------    --------    -------
Increase (decrease) in net assets              3,011,836     132,643     201,621     36,432
Net assets at beginning of period              2,054,680     285,657     205,850     40,653
                                              ----------    --------    --------    -------
Net assets at end of period                   $5,066,516    $418,300    $407,471    $77,085
                                              ==========    ========    ========    =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    143,744       3,293      36,522      2,683
   Units redeemed                                 (8,718)       (730)     (4,292)       (91)
   Units transferred                              43,714       6,353      53,907        266
                                              ----------    --------    --------    -------
Increase (decrease) in units outstanding         178,740       8,916      86,137      2,858
Beginning units                                  130,336      19,272      84,487      3,520
                                              ----------    --------    --------    -------
Ending units                                     309,076      28,188     170,624      6,378
                                              ==========    ========    ========    =======

                                               Worldwide                Strategic  Growth and
                                              High Income   Comstock     Growth      Income
                                               Portfolio    Portfolio   Portfolio   Portfolio
                                               (Class 3)   (Class II)  (Class II)  (Class II)
                                              -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 19,206    $  (17,386)  $ (3,896)  $  (49,303)
   Net realized gains (losses) from
       securities transactions                    1,003        57,531        868      146,828
   Change in net unrealized appreciation
      (depreciation) of investments              (4,284)       50,412     19,094      412,985
                                               --------    ----------   --------   ----------
      Increase (decrease) in net assets
         from operations                         15,925        90,557     16,066      510,510
                                               --------    ----------   --------   ----------
From capital transactions:
   Net proceeds from units sold                  23,970       736,586     42,038    2,684,420
   Cost of units redeemed                        (4,376)      (51,361)   (11,205)    (345,843)
   Net transfers                                 72,777       779,091     51,048      778,417
   Contract maintenance charge                      (28)         (245)        (7)        (692)
                                               --------    ----------   --------   ----------
      Increase (decrease) in net assets
         from capital transactions               92,343     1,464,071     81,874    3,116,302
                                               --------    ----------   --------   ----------
Increase (decrease) in net assets               108,268     1,554,628     97,940    3,626,812
Net assets at beginning of period               228,508     1,423,797    238,142    4,251,416
                                               --------    ----------   --------   ----------
Net assets at end of period                    $336,776    $2,978,425   $336,082   $7,878,228
                                               ========    ==========   ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,277        61,433      4,333      211,605
   Units redeemed                                  (231)       (4,282)    (1,226)     (27,214)
   Units transferred                              3,830        64,797      5,472       60,555
                                               --------    ----------   --------   ----------
Increase (decrease) in units outstanding          4,876       121,948      8,579      244,946
Beginning units                                  12,255       117,253     25,863      342,208
                                               --------    ----------   --------   ----------
Ending units                                     17,131       239,201     34,442      587,154
                                               ========    ==========   ========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                         Conservative  Conservative
                                               Balanced    Balanced       Growth     Equity Income
                                              Portfolio    Portfolio     Portfolio        Fund
                                              (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                             ----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    5,677   $    5,156    $   (9,665)    $ (1,075)
   Net realized gains (losses) from
      securities transactions                    30,747        7,591        25,746        5,836
   Change in net unrealized appreciation
      (depreciation) of investments             314,234       20,500        82,450       46,110
                                             ----------   ----------    ----------     --------
      Increase (decrease) in net assets
         from operations                        350,658       33,247        98,531       50,871
                                             ----------   ----------    ----------     --------
From capital transactions:
   Net proceeds from units sold               1,437,062       51,220       201,141      307,718
   Cost of units redeemed                      (182,403)    (179,193)     (140,445)     (31,948)
   Net transfers                                642,231      622,010       (17,914)     113,510
   Contract maintenance charge                   (1,953)        (385)         (558)        (124)
                                             ----------   ----------    ----------     --------
      Increase (decrease) in net assets
         from capital transactions            1,894,937      493,652        42,224      389,156
                                             ----------   ----------    ----------     --------
Increase (decrease) in net assets             2,245,595      526,899       140,755      440,027
Net assets at beginning of period             7,381,186      809,327     1,942,961      419,245
                                             ----------   ----------    ----------     --------
Net assets at end of period                  $9,626,781   $1,336,226    $2,083,716     $859,272
                                             ==========   ==========    ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   160,095        7,795        22,020       36,475
   Units redeemed                               (20,998)     (27,625)      (15,208)      (3,826)
   Units transferred                             73,167       95,307        (2,310)      13,209
                                             ----------   ----------    ----------     --------
Increase (decrease) in units outstanding        212,264       75,477         4,502       45,858
Beginning units                                 837,835      124,231       212,494       51,257
                                             ----------   ----------    ----------     --------
Ending units                                  1,050,099      199,708       216,996       97,115
                                             ==========   ==========    ==========     ========

                                               Flexible               Growth
                                                Income     Growth   & Income     Income
                                              Portfolio     Fund       Fund       Fund
                                              (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ----------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   21,167   $  (956)   $  (393)  $ 10,223
   Net realized gains (losses) from
      securities transactions                     9,656       103      2,798      1,313
   Change in net unrealized appreciation
      (depreciation) of investments              (1,421)    4,663     (1,242)   (10,023)
                                             ----------   -------    -------   --------
      Increase (decrease) in net assets
         from operations                         29,402     3,810      1,163      1,513
                                             ----------   -------    -------   --------
From capital transactions:
   Net proceeds from units sold                 686,814         0      6,942     88,561
   Cost of units redeemed                      (162,623)     (291)    (2,622)   (16,199)
   Net transfers                                397,096    24,471     (3,240)    (5,063)
   Contract maintenance charge                     (352)       (7)       (20)       (47)
                                             ----------   -------    -------   --------
      Increase (decrease) in net assets
         from capital transactions              920,935    24,173      1,060     67,252
                                             ----------   -------    -------   --------
Increase (decrease) in net assets               950,337    27,983      2,223     68,765
Net assets at beginning of period             1,296,536    63,319     51,882    300,297
                                             ----------   -------    -------   --------
Net assets at end of period                  $2,246,873   $91,302    $54,105   $369,062
                                             ==========   =======    =======   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    90,299         0      1,109     12,766
   Units redeemed                               (21,548)      (45)      (425)    (2,345)
   Units transferred                             51,694     3,607       (456)      (719)
                                             ----------   -------    -------   --------
Increase (decrease) in units outstanding        120,445     3,562        228      9,702
Beginning units                                 170,203     9,723      8,354     43,498
                                             ----------   -------    -------   --------
Ending units                                    290,648    13,285      8,582     53,200
                                             ==========   =======    =======   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                             International     Mid       Money
                                                 Growth     Cap Stock    Market      REIT
                                                  Fund         Fund       Fund       Fund
                                               (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                             -------------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (21)    $ (3,492)   $    289  $  1,204
   Net realized gains (losses) from
      securities transactions                        75       16,413           0    10,000
   Change in net unrealized appreciation
      (depreciation) of investments               4,891       19,099           0    12,357
                                                -------     --------    --------  --------
      Increase (decrease) in net assets
         from operations                          4,945       32,020         289    23,561
                                                -------     --------    --------  --------
From capital transactions:
   Net proceeds from units sold                   1,000      345,108      25,501    48,885
   Cost of units redeemed                          (331)      (2,810)    (78,096)      (38)
   Net transfers                                  1,174       27,269      78,057    82,851
   Contract maintenance charge                       (4)        (24)          (1)       (6)
                                                -------     --------    --------  --------
      Increase (decrease) in net assets
         from capital transactions                1,839      369,543      25,461   131,692
                                                -------     --------    --------  --------
Increase (decrease) in net assets                 6,784      401,563      25,750   155,253
Net assets at beginning of period                29,079      160,534      29,529   145,598
                                                -------     --------    --------  --------
Net assets at end of period                     $35,863     $562,097    $ 55,279  $300,851
                                                =======     ========    ========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       185       38,824       4,514     3,307
   Units redeemed                                   (61)        (330)    (13,821)       (3)
   Units transferred                                215        3,179      13,821     5,604
                                                -------     --------    --------  --------
Increase (decrease) in units outstanding            339       41,673       4,514     8,908
Beginning units                                   5,190       19,419       5,228     9,622
                                                -------     --------    --------  --------
Ending units                                      5,529       61,092       9,742    18,530
                                                =======     ========    ========  ========

                                             Short Term     Small    Strategic        U.S.
                                               Income    Cap Growth    Growth      Government
                                                Fund        Fund     Portfolio  Securities Fund
                                              (Class 2)   (Class 2)  (Class 2)     (Class 2)
                                             ----------  ----------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  4,032    $  (990)   $ (3,862)     $    964
   Net realized gains (losses) from
      securities transactions                   (3,481)         6      13,463           (53)
   Change in net unrealized appreciation
      (depreciation) of investments               (307)      (276)      9,615          (768)
                                              --------    -------    --------      --------
      Increase (decrease) in net assets
         from operations                           244     (1,260)     19,216           143
                                              --------    -------    --------      --------
From capital transactions:
   Net proceeds from units sold                      0     10,414       3,795             0
   Cost of units redeemed                      (13,935)        16     (25,945)      (11,531)
   Net transfers                               (66,639)    15,050      23,973          (572)
   Contract maintenance charge                     (48)       (10)       (159)          (35)
                                              --------    -------    --------      --------
      Increase (decrease) in net assets
         from capital transactions             (80,622)    25,438       1,664       (12,138)
                                              --------    -------    --------      --------
Increase (decrease) in net assets              (80,378)    24,178      20,880       (11,995)
Net assets at beginning of period              152,942     49,101     327,597        49,734
                                              --------    -------    --------      --------
Net assets at end of period                   $ 72,564    $73,279    $348,477      $ 37,739
                                              ========    =======    ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        0      1,656         389             0
   Units redeemed                               (2,186)        (4)     (2,627)       (1,814)
   Units transferred                           (10,382)     2,384       2,451           (89)
                                              --------    -------    --------      --------
Increase (decrease) in units outstanding       (12,568)     4,036         213        (1,903)
Beginning units                                 23,867      7,371      33,033         7,831
                                              --------    -------    --------      --------
Ending units                                    11,299     11,407      33,246         5,928
                                              ========    =======    ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                                              Columbia
                                                             Columbia         Marsico
                                             West Coast     High Yield        Focused
                                               Equity         Fund,        Equities Fund,
                                                Fund     Variable Series  Variable Series
                                              (Class 2)     (Class A)        (Class A)
                                             ----------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (1,570)      $  (706)        $   (889)
   Net realized gains (losses) from
      securities transactions                      101           141               32
   Change in net unrealized appreciation
      (depreciation) of investments             13,901         1,101            6,671
                                              --------       -------         --------
      Increase (decrease) in net assets
         from operations                        12,432           536            5,814
                                              --------       -------         --------
From capital transactions:
   Net proceeds from units sold                 74,647        59,571           89,322
   Cost of units redeemed                       (1,722)       (1,235)            (596)
   Net transfers                               110,425         4,178            4,713
   Contract maintenance charge                      (6)          (40)             (50)
                                              --------       -------         --------
      Increase (decrease) in net assets
         from capital transactions             183,344        62,474           93,389
                                              --------       -------         --------
Increase (decrease) in net assets              195,776        63,010           99,203
Net assets at beginning of period               60,560        29,576           28,206
                                              --------       -------         --------
Net assets at end of period                   $256,336       $92,586         $127,409
                                              ========       =======         ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    6,743         4,153            8,253
   Units redeemed                                 (160)          (89)             (62)
   Units transferred                            10,622           293              459
                                              --------       -------         --------
Increase (decrease) in units outstanding        17,205         4,357            8,650
Beginning units                                  5,788         2,055            2,732
                                              --------       -------         --------
Ending units                                    22,993         6,412           11,382
                                              ========       =======         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, and FSA Polaris Choice III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 98 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
     (4) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), or (7) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the WM Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund is not subject to 12b-1 fees.

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, and the Columbia Trust I (collectively referred to as the

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     On May 1, 2006, certain portfolios of the Nations Separate Account Trust (the "Nations Trust") became portfolios of the Columbia Trust I. The changes included investment portfolio name changes and trust name changes. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series

     Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees.

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 ($35 for FSA Polaris Choice III) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Polaris 1.52%, FSA Advisor 1.52%, FSA Polaris II 1.52%, FSA WM Diversified Strategies III 1.55% or 1.70%, FSA Polaris Choice 1.52% or 1.72%, FSA Polaris Choice III 1.52% or 1.77% and FSA Polaris II A-Class Platinum Series 0.85%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA WM Diversified Strategies III, FSA Polaris II, FSA Polaris Choice and FSA Polaris Choice III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKET LOCK, MARKET LOCK FOR TWO AND INCOME REWARDS FEE: The optional Market Lock, Market Lock for Two and Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Market Lock and Market Lock for Two features are offered in FSA Polaris II, FSA Polaris Choice, FSA

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     WM Diversified Strategies III and FSA Polaris Choice III. The Market Lock feature is offered in FSA Polaris II A-Class Platinum Series. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III and FSA Polaris Choice III. The annual fee is 0.65% for Market Lock, 0.40% for Market Lock for Two prior to this first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)(1)                       $  195,303   $       280
Global Growth Fund (Class 2)                              4,491,461       362,405
Growth Fund (Class 2)                                     5,301,156       383,924
Growth-Income Fund (Class 2)                              5,632,912       552,831

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $  933,040   $ 3,292,890
Capital Appreciation Portfolio (Class 1)                  1,063,459     6,667,746
Government and Quality Bond Portfolio (Class 1)           1,315,063     6,597,303
Growth Portfolio (Class 1)                                1,728,483     3,414,920
Natural Resources Portfolio (Class 1)                     1,788,167     3,245,085
Asset Allocation Portfolio (Class 3)                      1,275,099        73,327
Capital Appreciation Portfolio (Class 3)                  4,976,936       411,451
Government and Quality Bond Portfolio (Class 3)           5,371,872       830,012
Growth Portfolio (Class 3)                                2,457,579       368,486
Natural Resources Portfolio (Class 3)                     2,725,116       325,090

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $1,688,784   $   204,113
Mid Cap Value Portfolio(2)                                    3,792             0

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $  373,051   $ 2,252,458
Alliance Growth Portfolio (Class 1)                         831,038     8,813,108
Blue Chip Growth Portfolio (Class 1)                        151,209       236,990
Cash Management Portfolio (Class 1)                       7,353,061     7,807,242
Corporate Bond Portfolio (Class 1)                        1,039,302     3,646,512
Davis Venture Value Portfolio (Class 1)                   1,788,561    11,398,232
"Dogs" of Wall Street Portfolio (Class 1)                   569,399     1,040,014
Emerging Markets Portfolio (Class 1)                      2,267,372     1,540,069
Federated American Leaders Portfolio (Class 1)              598,418     2,117,504
Global Bond Portfolio (Class 1)                             581,256     1,065,147
Global Equities Portfolio (Class 1)                         573,579     1,674,359
Goldman Sachs Research Portfolio (Class 1)                  318,528        83,237
Growth-Income Portfolio (Class 1)                         1,398,050     6,919,883
Growth Opportunities Portfolio (Class 1)                    432,188       172,632
High-Yield Bond Portfolio (Class 1)                       3,992,971     4,182,495
International Diversified Equities Portfolio (Class 1)      910,245     2,392,320
International Growth and Income Portfolio (Class 1)       1,490,548     2,467,618
MFS Massachusetts Investors Trust Portfolio (Class 1)       244,590     2,254,275
MFS Mid-Cap Growth Portfolio (Class 1)                      242,399     1,725,378
MFS Total Return Portfolio (Class 1)                      2,131,238     4,388,446
Putnam Growth: Voyager Portfolio (Class 1)                  251,117     2,225,097
Real Estate Portfolio (Class 1)                           1,206,832     1,441,471

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
SUNAMERICA TRUST(continued):
SunAmerica Balanced Portfolio (Class 1)                  $  412,131    $2,825,800
Technology Portfolio (Class 1)                               88,204       173,095
Telecom Utility Portfolio (Class 1)                         222,357       553,996
Worldwide High Income Portfolio (Class 1)                   740,619     1,197,742
Aggressive Growth Portfolio (Class 3)                       387,673       135,221
Alliance Growth Portfolio (Class 3)                       4,269,671       331,504
American Funds Asset Allocation SAST Portfolio
   (Class 3)(3)                                               6,261             2
American Funds Global Growth SAST Portfolio
   (Class 3)(3)                                              24,544           214
American Funds Growth SAST Portfolio (Class 3)(3)             8,339             2
American Funds Growth-Income SAST Portfolio
   (Class 3)(3)                                              10,255            48
Blue Chip Growth Portfolio (Class 3)                        337,101        64,979
Cash Management Portfolio (Class 3)                       3,242,343     1,442,280
Corporate Bond Portfolio (Class 3)                        3,932,087       191,800
Davis Venture Value Portfolio (Class 3)                   7,318,587       790,769
"Dogs" of Wall Street Portfolio (Class 3)                   363,513       115,828
Emerging Markets Portfolio (Class 3)                      3,043,667       418,329
Federated American Leaders Portfolio (Class 3)              543,636       263,834
Foreign Value Portfolio (Class 3)                         3,789,925     1,157,343
Global Bond Portfolio (Class 3)                             740,409        41,776
Global Equities Portfolio (Class 3)                         639,130       120,760
Goldman Sachs Research Portfolio (Class 3)                  186,641        23,123
Growth-Income Portfolio (Class 3)                           187,727        44,298
Growth Opportunities Portfolio (Class 3)                  1,087,880       121,842
High-Yield Bond Portfolio (Class 3)                         975,937       483,588
International Diversified Equities Portfolio (Class 3)    3,500,063       795,982
International Growth & Income Portfolio (Class 3)         2,604,155       168,785
Marsico Growth Portfolio (Class 3)                          509,958        25,313
MFS Massachusetts Investors Trust Portfolio (Class 3)       518,915       196,962
MFS Mid Cap Growth Portfolio (Class 3)                    1,117,880       206,830
MFS Total Return Portfolio (Class 3)                      2,677,474       534,945
Putnam Growth: Voyager Portfolio (Class 3)                   58,325        64,369
Real Estate Portfolio (Class 3)                           2,817,921       305,181
Small & Mid Cap Value Portfolio (Class 3)(1)              3,246,411       313,093
Small Company Value Portfolio (Class 3)(1)                  849,828        19,014
SunAmerica Balanced Portfolio (Class 3)                     260,874        98,603
Technology Portfolio (Class 3)                              409,508       132,399
Telecom Utility Portfolio (Class 3)                          80,038         5,153
Worldwide High Income Portfolio (Class 3)                   283,013        39,573

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
VAN KAMPEN TRUST (Class II):                             $1,611,929    $  389,171
Comstock Portfolio                                          297,829        72,735
Strategic Growth Portfolio                                4,282,062       521,219
Growth and Income Portfolio
WM TRUST (Class 2):                                      $3,549,290    $1,509,878
Balance Portfolio                                           278,908       340,291
Conservative Balanced Portfolio                           1,012,014       514,675
Conservative Growth Portfolio                             1,610,278       232,393
Equity Income Fund                                          608,013       299,307
Flexible Income Portfolio                                    43,045        42,808
Growth Fund                                                 116,114        13,518
Growth & Income Fund                                        295,539        55,224
Income Fund                                                 460,416        18,791
International Growth Fund                                 1,539,006        50,512
Mid Cap Stock Fund                                            2,074        31,243
Money Market Fund                                            96,513        41,822
REIT Fund                                                    14,164        26,115
Short Term Income Fund                                       74,316         2,636
Small Cap Growth Fund                                       278,574       252,970
Strategic Growth Portfolio                                    1,189        31,783
U.S. Government Securities Fund                             780,832       179,314
West Coast Equity Fund
COLUMBIA TRUST I (Class A):                              $   82,989    $    6,643
Columbia High Yield Fund, Variable Series                   301,049        17,220
Columbia Marsico Focused Equities Fund,
Variable Series

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

(2)  For the period from August 28, 2006 (inception) to December 31, 2006.

(3)  For the period from September 1, 2006 (inception) to December 31, 2006.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   SUBSEQUENT EVENTS

     Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

     Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002, follows:

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Asset Allocation Fund (Class 2)
2006      11,970               16.55        198,164            0.85%    3.57%(23)                   5.37%(23)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

Global Growth Fund (Class 2)
2006     514,583   21.55    to 22.36     11,166,439   0.85% to 1.72%    0.80%        8.37%(23) to  18.38%(9)
2005     304,618   18.21    to 18.32      5,572,840   1.52% to 1.72%    0.60%       12.13%     to  12.36%
2004     130,105   16.24    to 16.31      2,121,346   1.52% to 1.72%    0.36%(13)    7.05%(13) to  11.78%
2003      20,647               14.59        301,244            1.52%    0.32%                      33.25%
2002           9               10.95             95            1.52%    0.00%(4)                   -5.15%(4)

Growth Fund (Class 2)
2006     604,883   20.02    to 20.77     12,196,400   0.85% to 1.72%    0.98%        3.47%(23) to   8.34%(9)
2005     349,988   18.48    to 18.60      6,503,605   1.52% to 1.72%    0.80%       14.21%     to  14.44%
2004     187,980   16.18    to 16.25      3,052,929   1.52% to 1.72%    0.26%       10.59%     to  10.81%
2003      49,648   14.63    to 14.67        728,191   1.52% to 1.72%    0.18%        7.04%(5)  to  34.76%
2002           8               10.88             91            1.52%    0.00%(4)                   -9.52%(4)

Growth Income Fund (Class 2)
2006     829,697   18.09    to 18.78     15,129,375   0.85% to 1.72%    1.81%        8.70%(23) to  13.24%(9)
2005     551,512   15.98    to 16.09      8,865,765   1.52% to 1.72%    1.49%        4.03%     to   4.24%
2004     387,380   15.36    to 15.43      5,976,262   1.52% to 1.72%    1.26%(11)    6.11%(11) to   8.71%
2003      74,372               14.20      1,055,867            1.52%    1.59%                      30.44%
2002           9               10.88             94            1.52%    0.00%(4)                   -6.17%(4)

Asset Allocation Portfolio (Class 1)
2006     394,248               25.31      9,977,259            1.52%    3.26%                       9.64%
2005     499,496               23.08     11,529,434            1.52%    3.02%                       3.39%
2004     592,265               22.33     13,222,798            1.52%    2.72%                       8.67%
2003     647,540               20.55     13,303,464            1.52%    3.59%                      21.21%
2002     715,214               16.95     12,122,947            1.52%    3.43%                      -8.94%

Capital Appreciation Portfolio (Class 1)
2006     541,588               43.57     23,597,538            1.52%    0.14%                       9.74%
2005     669,723               39.70     26,590,277            1.52%    0.30%                       9.96%
2004     778,474               36.11     28,107,879            1.52%    0.00%                       7.46%
2003     892,518               33.60     29,987,101            1.52%    0.00%                      30.26%
2002   1,009,913               25.79     26,050,264            1.52%    0.00%                     -23.83%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Government and Quality Bond Portfolio (Class 1)
2006     938,287               17.46     16,379,702            1.52%    3.58%                       1.74%
2005   1,268,280               17.16     21,760,624            1.52%    3.82%                       1.09%
2004   1,402,281               16.97     23,800,048            1.52%    4.70%                       1.85%
2003   1,856,493               16.66     30,937,469            1.52%    3.78%                       0.97%
2002   2,716,283               16.50     44,829,134            1.52%    4.61%                       7.65%

Growth Portfolio (Class 1)
2006     373,400               34.31     12,810,872            1.52%    0.60%                      11.58%
2005     458,975               30.75     14,112,895            1.52%    0.87%                       5.51%
2004     552,085               29.14     16,089,621            1.52%    0.55%                       9.18%
2003     595,677               26.69     15,900,218            1.52%    0.55%                      27.96%
2002     639,847               20.86     13,347,034            1.52%    0.36%                     -23.34%

Natural Resources Portfolio (Class 1)
2006     178,574               48.53      8,665,254            1.52%    0.62%                      23.05%
2005     214,268               39.44      8,449,994            1.52%    0.50%                      43.91%
2004     191,845               27.41      5,257,517            1.52%    0.73%                      23.16%
2003     183,781               22.25      4,088,986            1.52%    0.73%                      45.50%
2002     211,766               15.29      3,238,456            1.52%    0.91%                       6.75%

Asset Allocation Portfolio (Class 3)
2006      97,095   24.78    to 24.97      2,422,849   1.52% to 1.72%    3.36%        9.15%     to   9.37%(9)
2005      47,448   22.70    to 22.83      1,082,724   1.52% to 1.72%    2.92%        2.93%     to   3.13%
2004      33,192   22.06    to 22.13        734,449   1.52% to 1.72%    2.88%(17)    2.19%(17) to   8.39%
2003       9,508               20.42        194,167            1.52%    6.27%                      20.93%
2002           6               16.89             99            1.52%    0.00%(4)                   -1.71%(4)

Capital Appreciation Portfolio (Class 3)
2006     334,692   14.09    to 42.69(8)  14,012,679   0.85% to 1.77%    0.00%        3.91%(24) to   6.02%(9)(23)
2005     209,725   39.19    to 39.43(8)   8,264,715   1.52% to 1.72%    0.09%        9.47%     to   9.69%(9)
2004     110,915   35.80    to 35.95(8)   3,986,461   1.52% to 1.72%    0.00%        7.00%     to   7.20%(9)
2003      23,323   33.46    to 33.53(8)     782,091   1.52% to 1.72%    0.00%        8.47%(5)  to  29.99%(9)
2002           4               25.79             93            1.52%    0.00%(4)                   -6.77%(4)

Government and Quality Bond Portfolio (Class 3)
2006     971,781   13.71    to 17.05(8)  16,715,764   0.85% to 1.77%    3.57%        0.53%(24) to   4.19%(9)(23)
2005     720,156   16.89    to 17.00     12,225,439   1.52% to 1.72%    3.90%        0.64%     to   0.84%
2004     429,431   16.78    to 16.85      7,233,864   1.52% to 1.72%    5.47%(11)    0.21%(11) to   1.60%
2003      94,786               16.59      1,572,553            1.52%    3.94%                       0.71%
2002           6               16.47            102            1.52%    0.00%(4)                    1.78%(4)

Growth Portfolio (Class 3)
2006     256,933   33.67    to 33.95      8,713,522   1.52% to 1.72%    0.41%       11.08%     to  11.30%(9)
2005     211,282   30.31    to 30.51      6,440,048   1.52% to 1.72%    0.71%        5.04%     to   5.25%
2004     124,808   28.86    to 28.99      3,616,619   1.52% to 1.72%    0.38%(11)    6.87%(11) to   8.91%
2003      26,347               26.61        701,219            1.52%    0.38%                      27.66%
2002           5               20.85             95            1.52%    0.00%(4)                   -5.82%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Natural Resources Portfolio (Class 3)
2006      94,544    9.99    to 47.50(8)   4,473,238   0.85% to 1.72%    0.53%       -0.10%(23) to  22.50%(9)
2005      41,266   38.78    to 39.09      1,608,771   1.52% to 1.72%    0.34%       43.27%     to  43.55%
2004      13,871               27.23        377,750            1.52%    0.60%                      22.88%
2003       2,659               22.16         58,928            1.52%    0.84%                      45.11%
2002           7               15.27            104            1.52%    0.00%(4)                    3.90%(4)

Growth and Income Portfolio (Class VC)
2006     338,203   13.59    to 14.19      4,648,757   0.85% to 1.72%    1.46%        7.75%(23) to  15.27%(9)
2005     234,490   11.79    to 11.91      2,790,474   1.52% to 1.72%    1.18%        1.49%     to   1.69%
2004     147,215   11.62    to 11.71      1,723,529   1.52% to 1.72%    1.24%(13)    8.60%(13) to  10.96%
2003      56,637               10.56        597,903            1.52%    1.28%                      29.05%
2002          12                8.18             95            1.52%    0.00%(4)                   -5.59%(4)

Mid Cap Value Portfolio (Class VC)
2006         244               15.56          3,803            0.85%    0.00%(25)                  11.75%(25)
2005          --                  --             --              --       --                          --
2004          --                  --             --              --       --                          --
2003          --                  --             --              --       --                          --
2002          --                  --             --              --       --                          --

Aggressive Growth Portfolio (Class 1)
2006     437,597               17.60      7,704,037            1.52%    0.10%                      11.58%
2005     544,544               15.78      8,591,508            1.52%    0.00%                       7.10%
2004     642,749               14.73      9,468,882            1.52%    0.00%                      15.02%
2003     695,895               12.81      8,912,662            1.52%    0.00%                      26.52%
2002     803,064               10.12      8,129,261            1.52%    0.29%                     -25.83%

Alliance Growth Portfolio (Class 1)
2006     837,107               33.15     27,754,618            1.52%    0.12%                      -0.75%
2005   1,069,885               33.40     35,739,139            1.52%    0.38%                      14.86%
2004   1,299,688               29.08     37,797,322            1.52%    0.31%                       6.31%
2003   1,537,359               27.35     42,054,276            1.52%    0.26%                      23.91%
2002   1,771,359               22.08     39,103,613            1.52%    0.26%                     -32.33%

Blue Chip Growth Portfolio (Class 1)
2006     275,644                6.36      1,752,678            1.52%    0.24%                       4.97%
2005     286,791                6.06      1,737,179            1.52%    0.59%                       1.00%
2004     313,189                6.00      1,878,279            1.52%    0.16%                       3.65%
2003     301,164                5.78      1,742,597            1.52%    0.19%                      24.11%
2002     197,222                4.66        919,545            1.52%    0.32%                     -30.35%

Cash Management Portfolio (Class 1)
2006     731,417               13.39      9,796,654            1.52%    2.70%                       3.05%
2005     774,741               13.00     10,069,463            1.52%    0.92%                       1.24%
2004     834,881               12.84     10,718,308            1.52%    0.80%                      -0.70%
2003     875,653               12.93     11,320,723            1.52%    1.61%                      -0.85%
2002   2,120,213               13.04     27,666,979            1.52%    5.08%                      -0.16%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Corporate Bond Portfolio (Class 1)
2006     451,616               17.95      8,106,771            1.52%    4.25%                       4.26%
2005     615,116               17.22     10,590,606            1.52%    4.44%                       0.37%
2004     706,500               17.15     12,118,766            1.52%    4.89%                       5.21%
2003     854,203               16.30     13,926,798            1.52%    5.86%                      10.25%
2002     769,655               14.79     11,381,271            1.52%    6.85%                       5.84%

Davis Venture Value Portfolio (Class 1)
2006   1,246,273               39.03     48,642,189            1.52%    0.97%                      13.57%
2005   1,505,818               34.37     51,750,951            1.52%    0.99%                       8.94%
2004   1,723,559               31.55     54,372,456            1.52%    0.86%                      11.80%
2003   1,925,718               28.22     54,337,751            1.52%    0.86%                      31.11%
2002   2,185,704               21.52     47,039,545            1.52%    0.58%                     -18.00%

"Dogs" of Wall Street Portfolio (Class 1)
2006     204,092               13.07      2,666,848            1.52%    2.46%                      19.81%
2005     248,632               10.91      2,711,597            1.52%    2.29%                      -4.20%
2004     291,495               11.38      3,318,564            1.52%    2.28%                       7.97%
2003     295,977               10.54      3,120,684            1.52%    2.76%                      18.21%
2002     321,081                8.92      2,863,752            1.52%    1.68%                      -7.97%

Emerging Markets Portfolio (Class 1)
2006     507,829               19.23      9,766,665            1.52%    0.97%                      29.13%
2005     552,174               14.89      8,223,841            1.52%    0.34%                      35.14%
2004     522,719               11.02      5,760,779            1.52%    1.08%                      22.63%
2003     546,545                8.99      4,906,961            1.52%    0.00%                      50.29%
2002     560,976                5.98      3,351,330            1.52%    0.20%                      -8.55%

Federated American Leaders Portfolio (Class 1)
2006     380,114               20.86      7,930,109            1.52%    1.54%                      14.94%
2005     466,182               18.15      8,461,380            1.52%    1.47%                       3.09%
2004     591,397               17.60     10,406,604            1.52%    1.41%                       8.23%
2003     628,595               16.26     10,224,045            1.52%    1.58%                      25.65%
2002     689,455               12.94      8,924,710            1.52%    1.02%                     -20.98%

Global Bond Portfolio (Class 1)
2006     180,544               18.01      3,250,643            1.52%    9.05%                       2.30%
2005     227,066               17.60      3,996,385            1.52%    3.14%                       3.01%
2004     225,858               17.09      3,858,924            1.52%    0.00%                       2.40%
2003     247,753               16.69      4,133,971            1.52%    0.00%                       1.99%
2002     265,801               16.36      4,348,421            1.52%    1.67%                       4.36%

Global Equities Portfolio (Class 1)
2006     261,380               24.05      6,286,525            1.52%    0.91%                      22.00%
2005     309,442               19.71      6,100,144            1.52%    0.28%                      14.04%
2004     323,370               17.28      5,589,415            1.52%    0.29%                      10.18%
2003     411,886               15.69      6,461,769            1.52%    0.26%                      24.62%
2002     475,243               12.59      5,982,669            1.52%    0.00%                     -27.95%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Goldman Sachs Research Portfolio (Class 1)
2006     130,205                8.18      1,064,938            1.52%    0.33%                      14.89%
2005      97,904                7.12        697,009            1.52%    0.44%                       2.04%
2004     121,358                6.97        846,471            1.52%    0.00%                      11.31%
2003     104,419                6.27        654,480            1.52%    0.00%                      23.34%
2002      95,735                5.08        486,500            1.52%    0.00%                     -29.17%

Growth-Income Portfolio (Class 1)
2006     742,995               31.66     23,526,553            1.52%    0.70%                       5.81%
2005     919,440               29.92     27,515,259            1.52%    0.54%                       5.58%
2004   1,211,477               28.34     34,336,738            1.52%    0.68%                       9.85%
2003   1,403,729               25.80     36,217,891            1.52%    1.00%                      23.75%
2002   1,565,450               20.85     32,639,759            1.52%    0.82%                     -22.34%

Growth Opportunities Portfolio (Class 1)
2006     142,002                5.67        805,175            1.52%    0.00%                      11.73%
2005      94,760                5.07        480,912            1.52%    0.00%                       6.03%
2004     250,369                4.79      1,198,381            1.52%    0.00%                       4.57%
2003     179,378                4.58        821,018            1.52%    0.00%                      32.94%
2002     145,691                3.44        501,574            1.52%    0.00%                     -40.71%

High-Yield Bond Portfolio (Class 1)
2006     573,502               21.07     12,084,690            1.52%    7.55%                      12.94%
2005     620,626               18.66     11,579,603            1.52%    9.09%                       7.23%
2004     770,474               17.40     13,406,727            1.52%    8.71%                      15.69%
2003     964,322               15.04     14,496,501            1.52%    7.53%                      29.58%
2002     832,552               11.61      9,657,821            1.52%   13.09%                      -7.23%

International Diversified Equities Portfolio (Class 1)
2006     545,060               14.56      7,937,585            1.52%    0.40%                      21.59%
2005     650,604               11.98      7,791,843            1.52%    1.53%                      12.06%
2004     657,331               10.69      7,024,917            1.52%    1.92%                      14.73%
2003     742,717                9.31      6,917,952            1.52%    4.19%                      29.81%
2002     792,414                7.17      5,691,038            1.52%    0.00%                     -29.63%

International Growth & Income Portfolio (Class 1)
2006     618,360               18.92     11,697,749            1.52%    1.32%                      25.13%
2005     681,700               15.12     10,305,980            1.52%    0.89%                      12.56%
2004     697,293               13.43      9,365,125            1.52%    1.29%                      19.04%
2003     624,041               11.28      7,036,138            1.52%    1.29%                      34.86%
2002     701,797                8.37      5,867,467            1.52%    0.33%                     -22.12%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2006     385,451               23.49      9,055,026            1.52%    0.68%                      11.48%
2005     473,467               21.07      9,977,675            1.52%    0.79%                       6.10%
2004     514,492               19.86     10,218,994            1.52%    0.81%                      10.17%
2003     536,700               18.03      9,674,428            1.52%    0.85%                      20.64%
2002     567,941               14.94      8,484,530            1.52%    0.78%                     -22.18%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
MFS Mid-Cap Growth Portfolio (Class 1)
2006     459,103               10.89      4,999,231            1.52%    0.00%                       1.02%
2005     588,780               10.78      6,346,307            1.52%    0.00%                       1.63%
2004     671,951               10.61      7,126,580            1.52%    0.00%                      12.37%
2003     722,591                9.44      6,820,057            1.52%    0.00%                      35.17%
2002     666,404                6.98      4,653,371            1.52%    0.00%                     -47.97%

MFS Total Return Portfolio (Class 1)
2006     674,463               28.10     18,952,867            1.52%    2.36%                      10.31%
2005     790,163               25.47     20,129,311            1.52%    2.13%                       1.49%
2004     856,284               25.10     21,492,849            1.52%    0.19%                       9.63%
2003     868,964               22.89     19,894,747            1.52%    4.31%                      15.10%
2002     903,191               19.89     17,966,421            1.52%    1.92%                      -6.28%

Putnam Growth: Voyager Portfolio (Class 1)
2006     370,504               19.02      7,044,969            1.52%    0.02%                       4.19%
2005     473,972               18.25      8,650,232            1.52%    0.60%                       4.47%
2004     559,649               17.47      9,777,261            1.52%    0.13%                       3.42%
2003     637,107               16.90     10,764,920            1.52%    0.26%                      22.15%
2002     707,074               13.83      9,779,310            1.52%    0.17%                     -27.57%

Real Estate Portfolio (Class 1)
2006     223,005               31.58      7,042,071            1.52%    1.30%                      32.46%
2005     254,015               23.84      6,055,622            1.52%    1.99%                      11.58%
2004     301,047               21.36      6,431,727            1.52%    2.56%                      32.53%
2003     340,288               16.12      5,485,425            1.52%    2.92%                      35.91%
2002     304,254               11.86      3,608,508            1.52%    2.68%                       4.60%

SunAmerica Balanced Portfolio (Class 1)
2006     507,142               16.40      8,315,962            1.52%    2.57%                       9.19%
2005     668,675               15.02     10,041,574            1.52%    2.39%                       0.36%
2004     849,220               14.96     12,707,363            1.52%    1.49%                       5.16%
2003     944,344               14.23     13,433,997            1.52%    2.27%                      13.38%
2002   1,013,190               12.55     12,707,426            1.52%    2.51%                     -16.45%

Technology Portfolio (Class 1)
2006     280,818                2.40        675,112            1.52%    0.00%                      -0.40%
2005     311,559                2.41        751,974            1.52%    0.00%                      -1.71%
2004     424,341                2.45      1,041,756            1.52%    0.00%                      -4.00%
2003     437,111                2.56      1,117,979            1.52%    0.00%                      48.49%
2002     199,441                1.72        343,634            1.52%    0.00%                     -50.12%

Telecom Utility Portfolio (Class 1)
2006     146,551               15.19      2,226,218            1.52%    3.66%                      24.60%
2005     174,618               12.19      2,128,916            1.52%    4.13%                       4.91%
2004     203,888               11.62      2,369,337            1.52%    4.54%                      15.01%
2003     238,977               10.10      2,413,780            1.52%    6.08%                      16.98%
2002     294,108                8.64      2,539,689            1.52%    8.82%                     -24.92%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Worldwide High Income Portfolio (Class 1)
2006     147,377               21.40      3,154,236            1.52%    7.19%                       7.98%
2005     179,125               19.82      3,550,350            1.52%    7.41%                       5.69%
2004     228,525               18.75      4,285,555            1.52%    6.03%                       7.77%
2003     271,450               17.40      4,723,520            1.52%    8.16%                      24.04%
2002     308,909               14.03      4,333,598            1.52%   12.11%                      -1.89%

Aggressive Growth Portfolio (Class 3)
2006      77,923   17.16    to 17.35      1,346,722   1.52% to 1.72%    0.00%       11.08%     to  11.30%(9)
2005      61,576   15.45    to 15.59        956,442   1.52% to 1.72%    0.00%        6.61%     to   6.83%
2004      17,532   14.49    to 14.59        255,686   1.52% to 1.72%    0.00%(12)   14.70%(12) to  14.74%
2003       3,774               12.72         48,008            1.52%    0.00%                      26.22%
2002           9               10.08             95            1.52%    0.00%(4)                   -5.28%(4)

Alliance Growth Portfolio (Class 3)
2006     300,705    8.18    to 32.25(8)   9,641,133   0.85% to 1.77%    0.00%       -0.98%(23) to   3.53%(9)(24)
2005     168,890   32.74    to 32.96(8)   5,560,552   1.52% to 1.72%    0.20%       14.35%     to  14.58%(9)
2004     106,128   28.63    to 28.76(8)   3,051,320   1.52% to 1.72%    0.12%(11)    3.17%(11) to   6.06%
2003      29,285   26.93    to 27.12(8)     794,091   1.52% to 1.70%    0.10%       23.62%     to  29.48%(6)(9)
2002           4               21.94             93            1.52%    0.00%(4)                   -7.72%(4)

American Funds Asset Allocation SAST Portfolio (Class 3)
2006         599               10.53          6,306            1.52%    0.00%(24)                   5.34%(24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Global Growth SAST Portfolio (Class 3)
2006       2,269   10.76    to 10.77         24,436   1.52% to 1.77%    0.00%(24)   7.64%(24)  to   7.68%(24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Growth SAST Portfolio (Class 3)
2006         788               10.66          8,397            1.52%    0.00%(24)                  6.56% (24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Growth-Income SAST Portfolio (Class 3)
2006         971   10.53    to 10.54         10,234   1.52% to 1.77%   0.00%(24)     5.31%(24) to  5.37% (24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Blue Chip Growth Portfolio (Class 3)
2006     150,701    6.23    to  6.29        947,008   1.52% to 1.72%    0.01%        4.50%     to   4.71%(9)
2005     104,205    5.96    to  6.01        625,794   1.52% to 1.72%    0.34%        0.54%     to   0.74%
2004      90,245    5.93    to  5.96        538,030   1.52% to 1.72%    0.00%(12)    3.40%     to   5.09%(12)
2003      26,106                5.77        150,606            1.52%    0.00%                      23.82%
2002          20                4.66             93            1.52%    0.00%(4)                   -7.79%(4)

Cash Management Portfolio (Class 3)
2006     425,399   13.13    to 13.24      5,623,721   1.52% to 1.72%    2.50%        2.59%     to   2.80%(9)
2005     290,399   12.80    to 12.88      3,736,540   1.52% to 1.72%    0.68%        0.79%     to   0.99%
2004     196,031   12.70    to 12.76      2,499,256   1.52% to 1.72%    0.67%(11)   -0.94%     to  -1.08%(11)
2003      42,525               12.88        547,633            1.52%    2.62%                      -1.08%
2002          13               13.02            167            1.52%    0.00%(4)                   -0.05%(4)

Corporate Bond Portfolio (Class 3)
2006     463,834   14.74    to 17.50(8)   8,169,397   0.85% to 1.77%    4.67%        1.20%(24) to   5.29%(23)
2005     256,794   16.94    to 17.00      4,361,739   1.52% to 1.72%    4.90%       -0.08%     to   0.12%
2004     126,413   16.95    to 16.97      2,145,636   1.52% to 1.72%    6.44%(14)    3.92%(14) to   4.95%
2003      14,174               16.17        229,242            1.52%    6.93%                       9.99%
2002           7               14.70            103            1.52%    0.00%(4)                    2.26%(4)

Davis Venture Value Portfolio (Class 3)
2006     572,565   15.61    to 38.10(8)  21,928,071   0.85% to 1.77%    0.86%        7.31%(24) to   9 32%(9)(23)
2005     384,255   33.80    to 34.02     13,056,828   1.52% to 1.72%    0.91%        8.46%     to   8.67%
2004     205,799   31.17    to 31.30      6,438,772   1.52% to 1.72%    0.86%       11.31%     to  11.53%
2003      44,237   28.00    to 28.07      1,241,662   1.52% to 1.72%    0.98%       12.82%(5)  to  30.80%
2002           5               21.46             97            1.52%    0.00%(4)                   -3.28%(4)

"Dogs" of Wall Street Portfolio (Class 3)
2006      68,585   12.80    to 12.92        884,327   1.52% to 1.72%    2.39%       19.28%     to  19.51%(9)
2005      48,766   10.73    to 10.81        526,764   1.52% to 1.72%    2.81%       -4.63%     to  -4.44%
2004      26,019               11.31        294,247            1.52%    2.46%                       7.71%
2003      21,567               10.50        226,446            1.52%    2.77%                      17.94%
2002          11                8.90             98            1.52%    0.00%(4)                   -2.99%(4)

Emerging Markets Portfolio (Class 3)
2006     257,317   18.77    to 23.98      4,870,287   0.85% to 1.77%    0.93%        7.19%(23) to  16.78%(9)(24)
2005     134,903   14.62    to 14.74      1,979,457   1.52% to 1.72%    0.16%       34.53%     to  34.80%
2004      34,037   10.87    to 10.93        371,993   1.52% to 1.72%    1.17%(12)   14.87%(12) to  22.39%
2003       8,343                8.93         74,541            1.52%    0.00%                      49.93%
2002          16                5.96             96            1.52%    0.00%(4)                   -4.09%(4)

Federated American Leaders Portfolio (Class 3)
2006     111,322   13.39    to 20.41(8)   2,252,952   0.85% to 1.72%    1.46%       11.10%(23) to  14.42%(9)
2005      95,469   17.84    to 17.97      1,713,862   1.52% to 1.72%    1.51%        2.63%     to   2.84%
2004      58,551   17.38    to 17.47      1,022,770   1.52% to 1.72%    1.48%(14)   6.22% (14) to   7.98%
2003      18,228               16.18        295,007            1.52%    1.85%                      25.34%
2002           8               12.91             97            1.52%    0.00%(4)                   -3.15%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Foreign Value Portfolio (Class 3)
2006     814,527   11.20    to 19.75(8)  16,124,959   0.85% to 1.72%    0.98%       11.98%(23) to  24.88%(9)
2005     662,267   15.81    to 15.92     10,525,402   1.52% to 1.72%    0.00%        8.06%     to   8.28%
2004     342,611   14.63    to 14.70      5,034,728   1.52% to 1.72%    1.57%(11)   14.41%(11) to  17.96%
2003      62,862               12.46        783,476            1.52%    0.08%                      32.49%
2002          10                9.41             95            1.52%    0.00%(4)                   -5.55%(4)

Global Bond Portfolio (Class 3)
2006      65,124   13.39    to 17.59(8)   1,132,188   0.85% to 1.72%   10.68%        1.47%(23) to   1.84%(9)
2005      29,033   17.27    to 17.44        505,879   1.52% to 1.72%    3.50%        2.55%     to   2.76%
2004      10,789   16.84    to 16.97        183,008   1.52% to 1.72%    0.00%(15)   -0.34%(15) to   2.14%
2003       9,261               16.61        153,849            1.52%    0.00%                       1.76%
2002           6               16.32            102            1.52%    0.00%(4)                    1.73%(4)

Global Equities Portfolio (Class 3)
2006      57,896   23.52    to 23.71(8)   1,371,519   1.52% to 1.72%    0.80%       21.46%     to  21.70%(9)
2005      33,331   19.37    to 19.49(8)     649,995   1.52% to 1.72%    0.08%       13.53%     to  13.76%(9)
2004      11,836   17.06    to 17.13(8)     202,738   1.52% to 1.72%    0.15%(18)    9.91%     to  19.21%(18)(9)
2003       1,059   15.58    to 15.66(8)      16,530   1.52% to 1.70%    0.13%       24.21%     to  32.45%(6)(9)
2002           8               12.55             96            1.52%    0.00%(4)                   -4.63%(4)

Goldman Sachs Research Portfolio (Class 3)
2006      53,332    7.99    to  8.06        429,275   1.52% to 1.72%    0.11%       14.37%     to  14.60%(9)
2005      30,873    6.99    to  7.03        217,096   1.52% to 1.72%    0.30%        1.58%     to   1.79%
2004      10,719                6.91         74,066            1.52%    0.00%                      11.03%
2003       6,374                6.22         39,667            1.52%    0.00%                      23.05%
2002          19                5.06             94            1.52%    0.00%(4)                   -6.13%(4)

Growth-Income Portfolio (Class 3)
2006      25,329   10.35    to 30.96(8)     753,327   0.85% to 1.72%    0.53%        3.91%(23) to   5.33%(9)
2005      19,199   29.39    to 29.61        568,321   1.52% to 1.72%    0.36%        5.11%     to   5.32%
2004      16,698   27.96    to 28.12        469,316   1.52% to 1.72%    0.61%(18)    9.58%     to  15.88%(18)
2003       3,707               25.66         95,119            1.52%    1.21%                      23.43%
2002           5               20.79             96            1.52%    0.00%(4)                   -4.27%(4)

Growth Opportunities Portfolio (Class 3)
2006     212,701    5.55    to  5.60(8)   1,189,111   1.52% to 1.77%    0.00%        5.45%(24) to  11.45%(9)
2005      33,007    4.99    to  5.03        165,901   1.52% to 1.72%    0.00%        5.55%     to   5.76%
2004      22,197                4.75        105,511            1.52%    0.00%                       4.31%
2003      11,799                4.56         53,763            1.52%    0.00%                      32.64%
2002          26                3.44             91            1.52%    0.00%(4)                   -9.56%(4)

High-Yield Bond Portfolio (Class 3)
2006      83,697   15.02    to 20.62(8)   1,708,412   0.85% to 1.72%    8.36%        8.08%(23) to  12.43%(9)
2005      61,970   18.34    to 19.49      1,145,172   1.52% to 1.72%   11.33%        6.74%     to   6.96%
2004      31,726   17.18    to 17.29        548,015   1.52% to 1.72%   10.52%(16)   13.06% (16)to  15.41%
2003      11,768               14.98        176,263            1.52%    7.34%                      29.27%
2002           9               11.59            101            1.52%    0.00%(4)                    0.45%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
International Diversified Equities Portfolio (Class 3)
2006     774,274   14.24    to 14.41     11,143,193   1.52% to 1.77%    0.25%        9.45%(24) to  21.29%
2005     557,074   11.80    to 11.88      6,612,819   1.52% to 1.72%    1.51%       11.57%     to  11.79%
2004     311,460   10.58    to 10.63      3,309,374   1.52% to 1.72%    2.35%(13)    9.98%(13) to  14.46%
2003      60,439                9.29        561,266            1.52%    6.55%                      29.52%
2002          14                7.17             99            1.52%    0.00%(4)                   -1.64%(4)

International Growth and Income Portfolio (Class 3)
2006     227,007   15.16    to 18.50(8)   4,207,621   0.85% to 1.77%    1.33%        9.17%(23) to   9.95%(9)(24)
2005      85,088   14.87    to 14.94      1,270,549   1.52% to 1.72%    0.70%       12.06%     to  12.29%
2004      74,675   13.27    to 13.30        993,244   1.52% to 1.72%   1.38%(11)    15.47%(11) to  18.75%
2003      20,248               11.20        226,874            1.52%    2.24%                      34.51%
2002          12                8.33             98            1.52%    0.00%(4)                   -2.84%(4)

Marsico Growth Portfolio (Class 3)
2006     108,098   10.38    to 12.06      1,302,180   0.85% to 1.52%    0.00%        3.80%(23) to   8.51%(24)
2005      70,568               11.30        797,304            1.52%    0.00%                       8.77%
2004      48,359               10.39        502,317            1.52%    0.00%                       9.31%
2003       8,026                9.50         76,272            1.52%    0.00%                      27.96%
2002          13                7.43             95            1.52%   0.00%(4)                    -5.19%(4)

MFS Massachusetts Investors Trust Portfolio (Class 3)
2006     120,382   23.04    to 23.24      2,793,929   1.52% to 1.72%    0.50%       10.97%     to  11.20%(9)
2005     104,310   20.77    to 20.90      2,177,911   1.52% to 1.72%    0.65%        5.62%     to   5.84%
2004      62,425   19.66    to 19.75      1,232,378   1.52% to 1.72%   0.78%(11)     8.09%(11) to   9.90%
2003      13,304               17.97        239,068            1.52%    0.92%                      20.36%
2002           6               14.93             95            1.52%    0.00%(4)                   -4.98%(4)

MFS Mid Cap Growth Portfolio (Class 3)
2006     389,077    8.87    to 10.66(8)   4,158,703   0.85% to 1.72%    0.00%       -3.52%(23) to   0.57%(9)
2005     296,165   10.60    to 10.67(8)   3,154,555   1.52% to 1.72%    0.00%        1.17%     to   1.38%
2004     148,387   10.48    to 10.53(8)   1,561,584   1.52% to 1.72%    0.00%       11.87%     to  12.09%(9)
2003      57,625    9.39    to  9.41(8)     541,241   1.52% to 1.70%    0.00%       34.85%(5)  to  38.01%(6)(9)
2002          14                6.96             94            1.52%    0.00%(4)                   -6.17%(4)

MFS Total Return Portfolio (Class 3)
2006     259,391   15.97    to 27.51(8)   7,118,917   0.85% to 1.72%    2.34%        7.58%(23) to   9.81%(9)
2005     184,819   25.06    to 25.24      4,658,623   1.52% to 1.72%    2.17%        1.04%     to   1.24%
2004      91,432   24.80    to 24.93      2,278,458   1.52% to 1.72%    0.21%        9.14%     to   9.36%
2003      19,335   22.72    to 22.80        440,793   1.52% to 1.72%    8.42%        6.00%(5)  to  14.83%
2002           5               19.85             98            1.52%   0.00%(4)                    -2.46%(4)

Putnam Growth: Voyager Portfolio (Class 3)
2006      10,678   18.56    to 18.76        199,450   1.52% to 1.72%    0.00%        3.72%     to   6.92%(24)
2005      10,856   17.89    to 18.06        195,345   1.52% to 1.72%    0.39%        4.00%     to   4.21%
2004      10,772   17.21    to 17.33        186,180   1.52% to 1.72%    0.00%        3.16%     to   9.71%(19)
2003         347               16.80          5,832            1.52%    0.00%                      21.84%
2002           7               13.78             94            1.52%    0.00%(4)                   -6.47%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Real Estate Portfolio (Class 3)
2006     149,616   30.86    to 38.25      4,656,301   0.85% to 1.77%    1.29%        9.33%(24) to  21.10%(9)(23)
2005      70,662   23.45    to 23.62      1,665,654   1.52% to 1.72%    2.03%       11.09%     to  11.31%
2004      28,942   21.11    to 21.22        613,632   1.52% to 1.72%    3.21%(22)   31.19%(22) to  32.21%
2003       5,331               16.05         85,564            1.52%    2.95%                      35.60%
2002           9               11.84            101            1.52%    0.00%(4)                   0.99% (4)

Small & Mid Cap Value Portfolio (Class 3)
2006     461,228   10.40    to 18.14(8)   8,418,212   0.85% to 1.77%    0.08%        4.03%(23) to   7.23%(9)(24)
2005     309,076   16.32    to 16.43      5,066,516   1.52% to 1.72%    0.00%        3.99%     to   4.20%
2004     130,336   15.69    to 15.77      2,054,680   1.52% to 1.72%    0.45%(13)   12.20%(13) to  16.05%
2003      41,560               13.59        564,741            1.52%    0.01%                      34.25%
2002          10               10.12             97            1.52%    0.00%(4)                   -3.27%(4)

Small Company Value Portfolio (Class 3)
2006      83,068   10.09    to 10.16        840,233   0.85% to 1.77%    0.00%(23)    1.64%(23) to   8.03%(9)(24)
2005          --                  --             --              --       --                          --
2004          --                  --             --              --       --                          --
2003          --                  --             --              --       --                          --
2002          --                  --             --              --       --                          --

SunAmerica Balanced Portfolio (Class 3)
2006      38,174   16.03    to 16.19        616,993   1.52% to 1.72%    2.48%        8.70%     to   8.92%(9)
2005      28,188   14.75    to 14.86        418,300   1.52% to 1.72%    2.44%       -0.09%     to   0.11%
2004      19,272   14.76    to 14.84        285,657   1.52% to 1.72%    1.66%(20)    3.81%(20) to   4.91%
2003       8,383               14.15        118,608            1.52%    2.74%                      13.11%
2002           8               12.51             97            1.52%    0.00%(4)                   -3.76%(4)

Technology Portfolio (Class 3)
2006     291,032    2.35    to  2.37(8)     689,041   1.52% to 1.72%    0.00%       -0.85%     to   3.11%(9)
2005     170,624    2.37    to  2.39(8)     407,471   1.52% to 1.70%    0.00%       -2.16%     to  -1.97%(9)
2004      84,487    2.39    to  2.44        205,850   1.52% to 1.70%    0.00%       -5.34%     to  -4.24%
2003      47,049    2.53    to  2.54(8)     119,727   1.52% to 1.70%    0.00%       48.20%(5)  to  49.29%(6)(9)
2002          49                1.72             84            1.52%    0.00%(4)                  -16.19%(4)

Telecom Utility Portfolio (Class 3)
2006      11,768               15.02        176,763            1.52%    3.85%        9.76%(24) to  24.28%
2005       6,378               12.09         77,085            1.52%    4.21%                       4.66%
2004       3,520               11.55         40,653            1.52%    4.13%                      14.72%
2003       1,443               10.07         14,522            1.52%    9.16%                      16.76%
2002          12                8.62            102            1.52%    0.00%(4)                    1.51%(4)

Worldwide High Income Portfolio (Class 3)
2006      27,903   14.75    to 21.17        584,827   0.85% to 1.52%    8.60%        6.18%(23) to   7.72%(9)
2005      17,131               19.66        336,776            1.52%    8.13%                       5.43%
2004      12,255               18.65        228,508            1.52%    8.78%                       7.50%
2003         875               17.34         15,184            1.52%    6.26%                      23.94%
2002           7               13.99            101            1.52%    0.00%(4)                    0.88%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Comstock Portfolio (Class II)
2006     318,475   14.15    to 14.62(8)   4,538,092   0.85% to 1.72%    1.14%       10.07%(23) to  14.07%(9)
2005     239,201   12.41    to 12.46      2,978,425   1.52% to 1.72%    0.70%        2.34%     to   2.54%
2004     117,253   12.13(8) to 12.15)     1,423,797   1.52% to 1.72%    0.44%       15.43%     to  15.66%
2003      26,868   10.50    to 10.50(8)     282,212   1.52% to 1.72%    0.14%        9.41%(5)  to  28.80%(5)(9)
2002          12                8.15             96            1.52%    0.00%(4)                   -4.54%(4)

Strategic Growth Portfolio (Class II)
2006      57,937    9.79    to 10.03(8)     571,367   0.85% to 1.72%    0.00%       -3.61%(23) to   0.87%(9)
2005      34,442    9.70    to  9.76        336,082   1.52% to 1.72%    0.01%        5.80%     to   6.01%
2004      25,863                9.21        238,142            1.52%    0.00%                       5.17%
2003       9,368                8.76         82,020            1.52%    0.00%                      25.12%
2002          13                7.00             93            1.52%    0.00%(4)                   -7.90%(4)

Growth and Income Portfolio (Class II)
2006     816,855   15.24    to 15.99(8)  12,527,095   0.85% to 1.77%    0.85%        5.98%(24) to   9.51%(9)(23)
2005     587,154   13.34    to 13.43      7,878,228   1.52% to 1.72%    0.71%        7.85%     to   8.07%
2004     342,208   12.37    to 12.43      4,251,416   1.52% to 1.72%    0.44%(11)   10.64%(11) to  12.41%
2003      74,112               11.06        819,437            1.52%    0.15%                      25.77%
2002          11                8.79             98            1.52%    0.00%(4)                   -2.44%(4)

Balanced Portfolio (Class 2)
2006   1,264,527    9.91    to  9.98     12,593,462   1.55% to 1.70%    1.94%        8.51%     to   8.68%
2005   1,050,099    9.13    to  9.18      9,626,781   1.55% to 1.70%    1.65%        3.94%     to   4.10%
2004     837,835    8.79    to  8.82      7,381,186   1.55% to 1.70%    1.77%        7.98%     to   8.15%
2003     355,002    8.14    to  8.16      2,893,888   1.55% to 1.70%    1.17%(6)    23.52%(6)  to  23.69%(6)
2002          --                  --             --              --       --                          --

Conservative Balanced Portfolio (Class 2)
2006     187,469    7.12    to  7.16      1,338,688   1.55% to 1.70%    2.62%        6.67%     to   6.83%
2005     199,708    6.67    to  6.70      1,336,226   1.55% to 1.70%    2.05%        2.61%     to   2.76%
2004     124,231    6.50    to  6.52        809,327   1.55% to 1.70%    1.64%        6.06%     to   6.22%
2003      25,358    6.13    to  6.14        155,710   1.55% to 1.70%    0.01%(6)    16.28%(6)  to  16.44%(6)
2002          --                  --             --              --       --                          --

Conservative Growth Portfolio (Class 2)
2006     266,719   10.54    to 10.60      2,821,107   1.55% to 1.70%    1.43%       10.06%     to  10.22%
2005     216,996    9.57    to  9.62      2,083,716   1.55% to 1.70%    1.10%        4.91%     to   5.07%
2004     212,494    9.13    to  9.16      1,942,961   1.55% to 1.70%    1.20%        9.70%     to   9.86%
2003     129,839    8.32    to  8.33      1,081,845   1.55% to 1.70%    0.72%(6)    30.99%(6)  to  31.16%(6)
2002          --                  --             --              --       --                          --

Equity Income Fund (Class 2)
2006     237,372   10.20    to 10.29      2,435,451   1.55% to 1.70%    1.27%       15.87%     to  16.04%
2005      97,115    8.81    to  8.86        859,272   1.55% to 1.70%    1.35%        8.13%     to   8.29%
2004      51,257    8.15    to  8.19        419,245   1.55% to 1.70%    1.57%       16.82%     to  16.99%
2003      22,122    6.97    to  7.00        154,694   1.55% to 1.70%    0.13%(6)    34.28%(6)  to  34.46%(6)
2002          --                  --             --              --       --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Flexible Income Portfolio (Class 2)
2006     322,522    8.06    to  8.12      2,617,099   1.55% to 1.70%    3.78%        4.82%     to   4.97%
2005     290,648    7.69    to  7.74      2,246,873   1.55% to 1.70%    2.80%        1.36%     to   1.51%
2004     170,203    7.59    to  7.62      1,296,536   1.55% to 1.70%    3.15%        4.45%     to   4.61%
2003     100,809    7.27    to  7.29        734,464   1.55% to 1.70%    2.32%(6)    11.79%(6)  to  11.94%(6)
2002          --                  --             --     --                --                          --

Growth Fund (Class 2)
2006      12,939    7.05    to  7.11         91,760   1.55% to 1.70%    0.00%        2.86%     to   3.02%
2005      13,285    6.86    to  6.90         91,302   1.55% to 1.70%    0.25%        5.36%     to   5.53%
2004       9,723    6.51    to  6.54         63,319   1.55% to 1.70%    0.00%        6.19%     to   6.35%
2003       9,520    6.13    to  6.15         58,372   1.55% to 1.70%    0.00%(6)    34.42%(6)  to  34.59%(6)
2002          --                  --             --     --                --                          --

Growth & Income Fund (Class 2)
2006      24,521    6.89    to  6.93        169,811   1.55% to 1.70%    1.14%        9.78%     to   9.94%
2005       8,582    6.28    to  6.30         54,105   1.55% to 1.70%    0.93%        1.23%     to   1.38%
2004       8,354    6.20    to  6.22         51,882   1.55% to 1.70%    0.70%        6.95%     to   7.11%
2003       4,329    5.80    to  5.81         25,129   1.55% to 1.70%    0.29%(6)    31.57%(6)  to  31.74%(6)
2002          --                  --             --     --                --                          --

Income Fund (Class 2)
2006      86,140    7.11    to  7.16        614,681   1.55% to 1.70%    4.27%        2.82%     to   2.98%
2005      53,200    6.91    to  6.95        369,062   1.55% to 1.70%    4.79%        0.34%     to   0.49%
2004      43,498    6.89    to  6.92        300,297   1.55% to 1.70%    4.44%        3.54%     to   3.69%
2003      25,314    6.66    to  6.67        168,795   1.55% to 1.70%    0.06%(6)     6.75%(6)  to   6.89%(6)
2002          --                  --             --     --                --                          --

International Growth Fund (Class 2)
2006      69,779    7.60    to  7.68        534,057   1.55% to 1.70%    1.30%       18.24%     to  18.42%
2005       5,529    6.43    to  6.49         35,863   1.55% to 1.70%    1.48%       15.61%     to  15.79%
2004       5,190    5.56    to  5.60         29,079   1.55% to 1.70%    1.11%       11.42%     to  11.58%
2003       4,016    4.99    to  5.02         20,168   1.55% to 1.70%    0.08%(6)    40.91%(6)  to  41.07%(6)
2002          --                  --             --     --                --                          --

Mid Cap Stock Fund (Class 2)
2006     198,267   10.52    to 10.57      2,090,330   1.55% to 1.70%    1.45%       14.60%     to  14.77%
2005      61,092    9.18    to  9.21        562,097   1.55% to 1.70%    0.25%       11.21%     to  11.38%
2004      19,419    8.26    to  8.27        160,534   1.55% to 1.70%    0.13%       12.35%     to  12.52%
2003       4,318    7.35    to  7.35         31,722   1.55% to 1.70%    0.01%(6)    31.04%(6)  to  31.22%(6)
2002          --                  --             --     --                --                          --

Money Market Fund (Class 2)
2006       4,510    5.79    to  5.84         26,100   1.55% to 1.70%    4.00%        2.35%     to   2.51%
2005       9,742    5.65    to  5.69         55,269   1.55% to 1.70%    2.26%        0.62%     to   0.77%
2004       5,228    5.62    to  5.65         29,529   1.55% to 1.70%    0.48%       -1.09%     to  -0.94%
2003          25    5.68    to  5.70            139   1.55% to 1.70%    0.00%(6)    -1.18%(6)  to  -1.05%(6)
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
REIT Fund (Class 2)
2006      19,651   20.94    to 21.27        416,984   1.55% to 1.70%    2.38%       30.66%     to  30.86%
2005      18,530   16.03    to 16.26        300,851   1.55% to 1.70%    1.97%        7.27%     to   7.43%
2004       9,622   14.94    to 15.13        145,598   1.55% to 1.70%    0.64%       29.89%     to  31.18%
2003          20   11.50    to 11.54            230   1.55% to 1.70%    0.00%(7)     8.45%(7)  to   8.82%(7)
2002          --                  --             --     --                --                          --

Short Term Income Fund (Class 2)
2006       9,201    6.55    to  6.59         60,649   1.55% to 1.70%    4.09%        2.48%     to   2.64%
2005      11,299    6.39    to  6.42         72,564   1.55% to 1.70%    4.40%        0.05%     to   0.20%
2004      23,867    6.39    to  6.41        152,942   1.55% to 1.70%    3.38%       -0.11%     to   0.04%
2003       3,358    6.40    to  6.41         21,515   1.55% to 1.70%    0.28%(6)     2.74%(6)  to   2.87%(6)
2002          --                  --             --     --                --                          --

Small Cap Stock Fund (Class 2)
2006      21,949    6.69    to  6.74        147,613   1.55% to 1.70%    0.00%        4.78%     to   4.94%
2005      11,407    6.38    to  6.42         73,279   1.55% to 1.70%    0.00%       -3.70%     to  -3.55%
2004       7,371    6.63    to  6.66         49,101   1.55% to 1.70%    0.00%        2.73%     to   2.89%
2003       3,772    6.45    to  6.47         24,423   1.55% to 1.70%    0.00%(6)    73.79%(6)  to  74.03%(6)
2002          --                  --             --     --                --                          --

Strategic Growth Portfolio (Class 2)
2006      36,290   11.58    to 11.66        422,702   1.55% to 1.70%    0.76%       10.87%     to  11.03%
2005      33,246   10.44    to 10.50        348,477   1.55% to 1.70%    0.51%        5.66%     to   5.82%
2004      33,033    9.88    to  9.93        327,597   1.55% to 1.70%    0.61%       10.64%     to  10.81%
2003      25,846    8.93    to  8.96        231,464   1.55% to 1.70%    0.87%(6)    36.78%(6)  to  36.97%(6)
2002          --                  --             --     --                --                          --

U.S. Government Securities Fund (Class 2)
2006       1,096    6.52    to  6.56          7,180   1.55% to 1.70%    1.50%        2.47%     to   2.62%
2005       5,928    6.36    to  6.39         37,739   1.55% to 1.70%    4.10%        0.30%     to   0.45%
2004       7,831    6.34    to  6.36         49,734   1.55% to 1.70%    3.08%        1.84%     to   1.99%
2003      23,852    6.23    to  6.24        148,541   1.55% to 1.70%    5.16%(6)     0.17%(6)  to   0.30%(6)
2002          --                  --             --     --                --                          --

West Coast Equity Fund (Class 2)
2006      76,311   12.20    to 12.29        934,338   1.55% to 1.70%    0.23%        9.87%     to  10.03%
2005      22,993   11.10    to 11.17        256,336   1.55% to 1.70%    0.40%        6.47%     to   6.63%
2004       5,788   10.43    to 10.48         60,560   1.55% to 1.70%    0.12%       10.82%     to  10.99%
2003       1,354    9.41    to  9.44         12,777   1.55% to 1.70%    0.00%(6)    46.11%(6)  to  46.30%(6)
2002          --                  --             --     --                --                          --

Columbia High Yield Fund, Variable Series (Class A)
2006      11,356   15.75    to 15.95        179,520   1.52% to 1.72%    2.78%       4.71%(24)  to   9.35%(9)
2005       6,412   14.40    to 14.50         92,586   1.52% to 1.72%    0.17%       0.41%      to   0.61%
2004       2,055   14.34    to 14.41         29,576   1.52% to 1.72%   14.18%       9.51%      to   9.73%
2003          16   13.10    to 13.13            216   1.52% to 1.72%    6.20%(5)    8.30%(5)   to   8.37%(5)
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

Columbia Marsico Focused Equities Fund, Variable Series (Class A)

2006  37,098   11.87    to 11.97  442,153   1.52% to 1.72%  0.00%     6.42%     to   6.64%(9)(24)
2005  11,382   11.16    to 11.22  127,409   1.52% to 1.72%  0.00%     8.43%     to   8.65%
2004   2,732   10.29    to 10.33   28,206   1.52% to 1.72%  0.00%     9.45%     to   9.67%
2003      22    9.40    to  9.42      214   1.52% to 1.72%  0.00%(5)  6.99%(5)  to   7.06%(5)
2002      --                  --       --     --              --                       --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)  For the period from December 2, 2002 (inception) to December 31, 2002.

(5)  For the period from September 3, 2003 (inception) to December 31, 2003.

(6)  For the period from February 11, 2003 (inception) to December 31, 2003.

(7)  For the period from October 1, 2003 (inception) to December 31, 2003.

(8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(10) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual contract unit fair values are not within the ranges presented.

(11) For the period from January 15, 2004 (inception) to December 31, 2004.

(12) For the period from March 26, 2004 (inception) to December 31, 2004.

(13) For the period from January 22, 2004 (inception) to December 31, 2004.

(14) For the period from April 13, 2004 (inception) to December 31, 2004.

(15) For the period from December 20, 2004 (inception) to December 31, 2004.

(16) For the period from April 8, 2004 (inception) to December 31, 2004.

(17) For the period from November 29, 2004 (inception) to December 31, 2004.

(18) For the period from August 12, 2004 (inception) to December 31, 2004.

(19) For the period from August 31, 2004 (inception) to December 31, 2004.

(20) For the period from April 1, 2004 (inception) to December 31, 2004.

(21) For the period from January 26, 2004 (inception) to December 31, 2004.

(22) For the period from April 19, 2004 (inception) to December 31, 2004.

(23) For the period from May 1, 2006 (inception) to December 31, 2006.

(24) For the period from September 29, 2006 (inception) to December 31, 2006.

(25) For the period from August 28, 2006 (inception) to December 31, 2006.